UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010
(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 30 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

The schedule of investments for the period ended July 31, 2018 is filed herewith.

MainStay Balanced Fund

Portfolio of Investments July 31, 2018 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 29.6% †
	Asset-Backed Securities 2.6%
	Auto Floor Plan Asset-Backed Securities 0.0% ‡
	NextGear Floorplan Master Owner Trust Series 2017-2A, Class A2 2.56%, due 10/17/22 (a)	$200,000	$196,602

	Automobile 0.1%
	Hertz Vehicle Financing LLC Series 2016-1A, Class A 2.32%, due 3/25/20 (a)	400,000	398,348
	Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A3 3.02%, due 11/21/22	213,000	212,496
			610,844
	Other Asset-Backed Securities 2.5%
	AIMCO CLO (a)(b)
	Series 2018-AA, Class A 2.861% (3 Month LIBOR + 1.02%), due 4/17/31	1,000,000	996,665
	Series 2017-AA, Class A 3.618% (3 Month LIBOR + 1.26%), due 7/20/29	500,000	500,672
	Apidos CLO XXI Series 2015-21A, Class A1R 3.263%, due 7/18/27 (a)(c)(d)	600,000	600,000
	Apidos CLO XXV Series 2016-25A, Class A1 3.818% (3 Month LIBOR + 1.46%), due 10/20/28 (a)(b)	650,000	650,454
	Ares XXIX CLO, Ltd. Series 2014-1A, Class A1R 3.543% (3 Month LIBOR + 1.19%), due 4/17/26 (a)(b)	171,492	171,571
	Capital Automotive REIT Series 2017-1A, Class A1 3.87%, due 4/15/47 (a)	395,000	393,107
	Cedar Funding IV CLO, Ltd. Series 2014-4A, Class AR 3.592% (3 Month LIBOR + 1.23%), due 7/23/30 (a)(b)	1,500,000	1,503,259
	Domino's Pizza Master Issuer LLC Series 2017-1A, Class A2II 3.082%, due 7/25/47 (a)	2,277,000	2,199,901
	Dryden Senior Loan Fund Series 2018-64A, Class A 3.19% (3 Month LIBOR + 0.97%), due 4/18/31 (a)(b)	500,000	497,501
	Elara HGV Timeshare Issuer LLC Series 2017-A, Class A 2.69%, due 3/25/30 (a)	255,571	249,740
	FOCUS Brands Funding LLC Series 2017-1A, Class A2I 3.857%, due 4/30/47 (a)	197,500	196,773
	Galaxy XXII CLO, Ltd. Series 2016-22A, Class A1R 3.339% (3 Month LIBOR + 1.00%), due 7/16/28 (a)(b)	250,000	249,998
	Highbridge Loan Management, Ltd. Series 2016-6A, Class A1R 2.845% (3 Month LIBOR + 1.00%), due 2/5/31 (a)(b)	1,100,000	1,098,828
	HPS Loan Management, Ltd. Series 2011-A17, Class A 3.049% (3 Month LIBOR + 1.26%), due 5/6/30 (a)(b)	1,000,000	1,001,593
	LCM, Ltd. Partnership Series 2015-A, Class AR 3.599% (3 Month LIBOR + 1.24%), due 7/20/30 (a)(b)	650,000	652,274
	Magnetite XII, Ltd. Series 2015-12A, Class AR 3.677% (3 Month LIBOR + 1.33%), due 4/15/27 (a)(b)	1,100,000	1,100,634
	Neuberger Berman CLO XIV, Ltd. Series 2013-14A, Class AR 3.608% (3 Month LIBOR + 1.25%), due 1/28/30 (a)(b)	500,000	501,151
	Octagon Investment Partners 30, Ltd. Series 2017-1A, Class A1 3.678% (3 Month LIBOR + 1.32%), due 3/17/30 (a)(b)	500,000	501,256
	Octagon Loan Funding, Ltd. Series 2014-1A, Class A1R 3.024% (3 Month LIBOR + 1.14%), due 11/18/26 (a)(b)	643,000	643,055
	Sound Point CLO XVI, Ltd. Series 2017-2A, Class A 3.639% (3 Month LIBOR + 1.28%), due 7/25/30 (a)(b)	820,000	821,035
	THL Credit Wind River CLO, Ltd. (a)(b)
	Series 2017-4A, Class A 3.034% (3 Month LIBOR + 1.15%), due 11/20/30	507,000	507,189
	Series 2014-3A, Class AR 3.462% (3 Month LIBOR + 1.10%), due 1/22/27	650,000	650,219
	Series 2017-2A, Class A 3.588% (3 Month LIBOR + 1.23%), due 7/20/30	250,000	250,264
	TIAA CLO III, Ltd. Series 2017-2A, Class A 3.497% (3 Month LIBOR + 1.15%), due 1/16/31 (a)(b)	1,000,000	997,501
	Volvo Financial Equipment LLC Series 2016-1A, Class A3 1.67%, due 2/18/20 (a)	101,217	100,916
			17,035,556
	Total Asset-Backed Securities (Cost $17,931,094)		17,843,002

	Corporate Bonds 13.3%
	Aerospace & Defense 0.3%
	BAE Systems PLC 4.75%, due 10/11/21 (a)	1,550,000	1,600,160
	General Dynamics Corp. 3.00%, due 5/11/21	725,000	721,861
			2,322,021
	Auto Manufacturers 0.6%
	Daimler Finance North America LLC 2.85%, due 1/6/22 (a)	1,475,000	1,440,079
	Ford Motor Credit Co. LLC 4.25%, due 9/20/22	1,000,000	1,001,946
	General Motors Financial Co., Inc. 4.35%, due 4/9/25	1,925,000	1,893,984
			4,336,009
	Banks 4.0%
	Bank of America Corp.
	3.864%, due 7/23/24 (e)	425,000	425,609
	4.45%, due 3/3/26	2,000,000	2,007,583
	BNP Paribas S.A. 3.375%, due 1/9/25 (a)	525,000	498,397
	Capital One Financial Corp. 3.80%, due 1/31/28	800,000	764,085
	Citigroup, Inc.
	2.876%, due 7/24/23 (e)	575,000	555,864
	4.60%, due 3/9/26	1,500,000	1,509,073
	Citizens Bank N.A. 2.25%, due 10/30/20	1,038,000	1,010,943
	Cooperatieve Rabobank UA 4.375%, due 8/4/25	1,750,000	1,733,310
	Credit Agricole S.A. (a)
	3.25%, due 10/4/24	825,000	781,174
	3.375%, due 1/10/22	375,000	369,122
	Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 9/15/22	1,490,000	1,482,833
	Discover Bank 3.20%, due 8/9/21	1,210,000	1,194,240
¤	Fifth Third Bancorp 4.30%, due 1/16/24	2,250,000	2,279,695
	Goldman Sachs Group, Inc.
	2.905%, due 7/24/23 (e)	750,000	724,159
	3.85%, due 1/26/27	800,000	777,227
¤	JPMorgan Chase & Co. 3.875%, due 9/10/24	2,575,000	2,549,778
	Lloyds Banking Group PLC 2.907%, due 11/7/23 (e)	1,500,000	1,428,886
	Mitsubishi UFJ Financial Group, Inc. 2.95%, due 3/1/21	1,098,000	1,082,742
	Morgan Stanley
	3.591%, due 7/22/28 (e)	425,000	404,068
	4.10%, due 5/22/23	600,000	602,681
	4.35%, due 9/8/26	1,175,000	1,167,829
	Santander UK Group Holdings PLC (e)
	3.373%, due 1/5/24	1,250,000	1,207,372
	3.823%, due 11/3/28	425,000	398,053
	Santander UK PLC 3.40%, due 6/1/21	300,000	300,134
	SunTrust Bank 3.00%, due 2/2/23	250,000	244,185
	UBS Group Funding Switzerland A.G. (a)
	4.125%, due 4/15/26	600,000	598,551
	4.253%, due 3/23/28	1,000,000	1,002,792
			27,100,385
	Beverages 0.4%
	Anheuser-Busch InBev Finance, Inc. 2.65%, due 2/1/21	615,000	606,958
	Anheuser-Busch InBev Worldwide, Inc. 4.00%, due 4/13/28	1,250,000	1,247,590
	Keurig Dr. Pepper, Inc. 4.597%, due 5/25/28 (a)	575,000	586,898
			2,441,446
	Biotechnology 0.2%
	Celgene Corp. 3.875%, due 8/15/25	1,250,000	1,234,191

	Building Materials 0.3%
	Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25	1,225,000	1,214,089
	Masco Corp. 4.45%, due 4/1/25	1,090,000	1,097,185
			2,311,274
	Chemicals 0.4%
	Mosaic Co. 4.05%, due 11/15/27	525,000	504,749
	NewMarket Corp. 4.10%, due 12/15/22	1,065,000	1,067,318
	NOVA Chemicals Corp. 5.00%, due 5/1/25 (a)	500,000	476,250
	Yara International ASA 4.75%, due 6/1/28 (a)	650,000	659,234
			2,707,551
	Diversified Financial Services 0.1%
	American Express Credit Corp. 2.885% (3 Month LIBOR + 0.55%), due 3/18/19 (b)	725,000	727,313
	Discover Financial Services 5.20%, due 4/27/22	75,000	77,976
			805,289
	Electric 1.0%
	Commonwealth Edison Co. 3.10%, due 11/1/24	300,000	290,093
	DTE Electric Co. 2.65%, due 6/15/22	1,160,000	1,129,107
	Emera U.S. Finance, L.P. 2.70%, due 6/15/21	1,250,000	1,220,032
	Entergy Corp. 4.00%, due 7/15/22	1,200,000	1,219,560
	Exelon Corp. 2.85%, due 6/15/20	825,000	817,250
	FirstEnergy Transmission LLC 4.35%, due 1/15/25 (a)	1,225,000	1,230,620
¤	WEC Energy Group, Inc. 3.375%, due 6/15/21	650,000	650,161
			6,556,823
	Electronics 0.1%
	Amphenol Corp. 3.125%, due 9/15/21	400,000	396,636

	Food 0.2%
	Ingredion, Inc. 4.625%, due 11/1/20	650,000	665,562
	McCormick & Co., Inc. 3.15%, due 8/15/24	1,050,000	1,007,628
			1,673,190
	Forest Products & Paper 0.2%
	Fibria Overseas Finance, Ltd.
	4.00%, due 1/14/25	675,000	642,347
	5.50%, due 1/17/27	625,000	643,281
			1,285,628
	Health Care - Products 0.3%
	Becton Dickinson & Co. 2.894%, due 6/6/22	2,088,000	2,027,378

	Health Care - Services 0.1%
	Laboratory Corp. of America Holdings 3.25%, due 9/1/24	950,000	913,666

	Insurance 0.4%
	Nationwide Financial Services, Inc. 5.375%, due 3/25/21 (a)	1,450,000	1,505,216
	Pricoa Global Funding I 2.20%, due 6/3/21 (a)	1,050,000	1,015,325
			2,520,541
	Iron & Steel 0.2%
	Carpenter Technology Corp. 4.45%, due 3/1/23	350,000	349,356
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	1,300,000	1,320,867
			1,670,223
	Mining 0.5%
	Anglo American Capital PLC (a)
	4.75%, due 4/10/27	700,000	681,124
	4.875%, due 5/14/25	485,000	487,391
	Rio Tinto Finance USA, Ltd. 3.75%, due 6/15/25	1,600,000	1,603,475
	Teck Resources, Ltd. 3.75%, due 2/1/23	750,000	740,625
			3,512,615
	Multi-National 0.1%
	International Bank for Reconstruction & Development 2.00%, due 10/30/20	1,000,000	982,087

	Oil & Gas 0.8%
	Anadarko Petroleum Corp. 4.85%, due 3/15/21	1,700,000	1,750,935
	Cenovus Energy, Inc. 4.25%, due 4/15/27	1,045,000	1,014,012
	Helmerich & Payne International Drilling Co. 4.65%, due 3/15/25	590,000	604,520
	Nabors Industries, Inc. 5.00%, due 9/15/20	1,210,000	1,216,050
	Petroleos Mexicanos
	3.50%, due 1/30/23	300,000	285,066
	4.875%, due 1/24/22	200,000	201,422
	5.35%, due 2/12/28 (a)	150,000	140,145
			5,212,150
	Packaging & Containers 0.2%
	WestRock Co. 3.75%, due 3/15/25 (a)	1,125,000	1,101,648

	Pharmaceuticals 0.2%
	Bayer U.S. Finance II LLC 3.875%, due 12/15/23 (a)	700,000	701,889
	GlaxoSmithKline Capital, Inc. 3.375%, due 5/15/23	600,000	597,620
			1,299,509
	Pipelines 0.9%
	Buckeye Partners, L.P. 4.15%, due 7/1/23	1,750,000	1,723,514
	Energy Transfer Partners, L.P. / Regency Energy Finance Corp. 5.875%, due 3/1/22	1,500,000	1,584,965
	Enterprise Products Operating LLC 2.80%, due 2/15/21	350,000	346,257
	Kinder Morgan, Inc. 5.00%, due 2/15/21 (a)	1,270,000	1,312,697
	ONEOK, Inc. 4.55%, due 7/15/28	950,000	970,716
	Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (a)	525,000	502,803
			6,440,952
	Real Estate Investment Trusts 0.6%
	Highwoods Realty, L.P. 3.625%, due 1/15/23	1,750,000	1,715,472
	Simon Property Group, L.P. 2.625%, due 6/15/22	775,000	752,379
	VEREIT Operating Partnership, L.P. 4.875%, due 6/1/26	1,750,000	1,752,129
			4,219,980
	Retail 0.2%
	CVS Health Corp. 4.30%, due 3/25/28	1,620,000	1,615,182

	Software 0.4%
	Fidelity National Information Services, Inc. 2.25%, due 8/15/21	2,075,000	1,999,127
	Fiserv, Inc. 4.75%, due 6/15/21	500,000	517,849
			2,516,976
	Telecommunications 0.5%
	AT&T, Inc. 3.95%, due 1/15/25	408,000	401,855
	Telefonica Emisiones SAU 4.103%, due 3/8/27	825,000	806,651
	Verizon Communications, Inc. 3.50%, due 11/1/24	1,850,000	1,812,699
	Vodafone Group PLC 4.375%, due 5/30/28	450,000	450,448
			3,471,653
	Transportation 0.1%
	Burlington Northern Santa Fe LLC 4.70%, due 10/1/19	400,000	407,706

	Total Corporate Bonds (Cost $92,522,181)		91,082,709

	Foreign Government Bonds 0.1%
	Poland 0.0% ‡
	Republic of Poland Government International Bond 5.00%, due 3/23/22	150,000	158,215

	Russia 0.1%
	Russian Federation 3.50%, due 1/16/19 (a)	600,000	600,558

	Total Foreign Government Bonds (Cost $748,687)		758,773

	Mortgage-Backed Securities 1.7%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.7%
	Bank Series 2017-BNK5, Class A2 2.987%, due 6/15/60	600,000	591,261
	Benchmark Mortgage Trust
	Series 2018-B1, Class A2 3.571%, due 1/15/51	300,000	302,368
	Series 2018-B2, Class A2 3.662%, due 2/15/51	250,000	252,836
	CD Mortgage Trust Series 2017-CD4, Class A2 3.03%, due 5/10/50	1,200,000	1,186,186
	CFCRE Commercial Mortgage Trust Series 2017-C8, Class A2 2.982%, due 6/15/50	1,600,000	1,576,178
	Citigroup Commercial Mortgage Trust Series 2014-GC21, Class A5 3.855%, due 5/10/47	200,000	203,180
	COMM Mortgage Trust Series 2013-LC13, Class A2 3.009%, due 8/10/46	125,633	125,558
	DBJPM Mortgage Trust Series 2017-C6, Class A2 2.917%, due 6/10/50	1,500,000	1,475,329
	GRACE Mortgage Trust Series 2014-GRCE, Class A 3.369%, due 6/10/28 (a)	400,000	400,871
	JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A2 3.019%, due 8/15/46	179,019	179,101
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2013-C13, Class A2 2.936%, due 11/15/46	476,930	476,649
	Series 2017-C33, Class A2 3.14%, due 5/15/50	2,000,000	1,981,973
	Series 2013-C12, Class A4 4.259%, due 10/15/46 (d)	600,000	618,250
	Morgan Stanley Capital I Trust Series 2017-H1, Class A2 3.089%, due 6/15/50	1,700,000	1,691,245
	UBS Commercial Mortgage Trust Series 2018-C8, Class A2 3.713%, due 2/15/51	800,000	809,208
	Wells Fargo Commercial Mortgage Trust Series 2016-C33, Class AS 3.749%, due 3/15/59	100,000	98,868

	Total Mortgage-Backed Securities (Cost $12,396,454)		11,969,061

	U.S. Government & Federal Agencies 11.9%
¤	Federal Home Loan Bank 1.2%
	1.375%, due 3/18/19	450,000	447,425
	1.50%, due 10/21/19	800,000	789,693
	1.70%, due 5/15/20	850,000	834,778
	2.125%, due 2/11/20	1,200,000	1,190,259
	2.30%, due 1/26/21	825,000	814,521
	2.375%, due 3/30/20	550,000	547,210
	2.50%, due 12/10/27	1,700,000	1,591,914
	2.51%, due 12/29/22	700,000	683,447
	2.625%, due 5/28/20	750,000	749,180
	3.00%, due 3/10/28	500,000	487,224
			8,135,651
¤	Federal Home Loan Mortgage Corporation 1.0%
	1.25%, due 8/15/19	650,000	641,997
	1.25%, due 10/2/19	775,000	763,526
	1.35%, due 1/25/19	1,200,000	1,195,136
	1.375%, due 8/15/19	850,000	840,403
	1.50%, due 1/17/20	550,000	541,500
	2.75%, due 6/19/23	650,000	643,880
	2.753%, due 1/30/23	650,000	638,812
	3.32%, due 6/14/23	600,000	598,324
	3.35%, due 7/26/23	500,000	497,341
	3.375%, due 8/16/23	600,000	599,108
			6,960,027
¤	Federal National Mortgage Association 0.9%
	1.25%, due 7/26/19	1,000,000	988,126
	1.50%, due 2/28/20	1,100,000	1,080,373
	1.75%, due 9/12/19	650,000	644,488
	1.875%, due 9/24/26	3,700,000	3,362,157
			6,075,144
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.2%
	2.125%, due 4/24/26	400,000	372,496
	2.50%, due 4/13/21	725,000	718,743
			1,091,239
¤	United States Treasury Notes 8.6%
	1.375%, due 1/15/20	3,000,000	2,948,320
	1.625%, due 11/15/22	5,600	5,329
	1.875%, due 4/30/22	1,800,000	1,740,375
	1.875%, due 9/30/22	500,000	481,387
	2.25%, due 2/15/21	3,725,000	3,679,747
	2.25%, due 10/31/24	1,420,000	1,366,695
	2.375%, due 4/15/21	1,100,000	1,089,129
	2.625%, due 7/31/20	22,400,000	22,379,875
	2.625%, due 5/15/21	3,725,000	3,711,031
	2.625%, due 7/15/21	3,700,000	3,685,258
	2.75%, due 4/30/23	6,725,000	6,695,841
	2.75%, due 7/31/23	3,700,000	3,682,945
	2.75%, due 2/28/25	730,000	722,729
	2.75%, due 6/30/25	1,875,000	1,854,346
	2.875%, due 4/30/25	325,000	324,035
	2.875%, due 5/31/25	2,420,500	2,413,030
	2.875%, due 5/15/28	2,250,000	2,232,773
			59,012,845
	Total U.S. Government & Federal Agencies (Cost $81,840,329)		81,274,906

	Total Long-Term Bonds (Cost $205,438,745)		202,928,451

		Shares
	Common Stocks 64.9%
	Aerospace & Defense 0.9%
	General Dynamics Corp.	4,486	896,123
	Huntington Ingalls Industries, Inc.	7,429	1,731,329
	Lockheed Martin Corp.	3,171	1,034,063
	Textron, Inc.	21,154	1,444,184
	United Technologies Corp.	6,615	897,920
			6,003,619
	Airlines 0.6%
	Delta Air Lines, Inc.	18,882	1,027,559
	JetBlue Airways Corp. (f)	42,627	767,286
	Southwest Airlines Co.	15,208	884,497
	United Continental Holdings, Inc. (f)	18,938	1,522,615
			4,201,957
	Auto Components 0.0% ‡
	Lear Corp.	1,707	307,482
	Visteon Corp. (f)	246	28,802
			336,284
	Automobiles 0.6%
	Ford Motor Co.	100,863	1,012,665
	General Motors Co.	23,376	886,184
	Harley-Davidson, Inc.	49,134	2,107,357
			4,006,206
	Banks 3.3%
	Bank of America Corp.	36,754	1,134,963
	BB&T Corp.	19,744	1,003,193
	CIT Group, Inc.	38,695	2,048,126
	Citigroup, Inc.	15,918	1,144,345
	Citizens Financial Group, Inc.	3,958	157,449
	Commerce Bancshares, Inc.	29,065	1,941,542
¤	Fifth Third Bancorp	102,987	3,047,385
	First Citizens BancShares, Inc., Class A	1,125	457,672
	First Hawaiian, Inc.	49,232	1,391,296
	Huntington Bancshares, Inc.	55,534	857,445
¤	JPMorgan Chase & Co.	9,857	1,133,062
	KeyCorp	153,786	3,209,514
	M&T Bank Corp.	262	45,418
	PNC Financial Services Group, Inc.	6,057	877,235
	SunTrust Banks, Inc.	28,022	2,019,546
	Texas Capital Bancshares, Inc. (f)	4,037	366,560
	U.S. Bancorp	19,170	1,016,202
	Wells Fargo & Co.	17,364	994,784
			22,845,737
	Beverages 0.3%
	Coca-Cola Co.	19,047	888,162
	PepsiCo., Inc.	8,894	1,022,810
			1,910,972
	Biotechnology 0.6%
	Alexion Pharmaceuticals, Inc. (f)	6,695	890,167
	Amgen, Inc.	6,036	1,186,376
	Biogen, Inc. (f)	3,064	1,024,510
	Gilead Sciences, Inc.	15,077	1,173,443
			4,274,496
	Building Products 0.1%
	Johnson Controls International PLC	24,152	905,942

	Capital Markets 2.3%
	Ameriprise Financial, Inc.	19,741	2,875,671
	Bank of New York Mellon Corp.	21,525	1,150,942
	BlackRock, Inc.	2,030	1,020,603
	CME Group, Inc.	7,138	1,135,799
	Goldman Sachs Group, Inc.	3,684	874,692
	Intercontinental Exchange, Inc.	13,671	1,010,424
	Lazard, Ltd., Class A	32,417	1,760,243
	Legg Mason, Inc.	54,193	1,849,607
	Morgan Stanley	17,300	874,688
	Nasdaq, Inc.	8,651	790,701
	Northern Trust Corp.	8,425	920,178
	Raymond James Financial, Inc.	2,566	235,020
	State Street Corp.	13,193	1,165,074
			15,663,642
	Chemicals 2.3%
	Air Products & Chemicals, Inc.	6,299	1,034,107
	Ashland Global Holdings, Inc.	2,154	176,865
	Cabot Corp.	30,484	2,014,992
	CF Industries Holdings, Inc.	53,623	2,381,934
	DowDuPont, Inc.	12,939	889,815
	Eastman Chemical Co.	19,555	2,026,289
	Ecolab, Inc.	6,256	880,219
	Huntsman Corp.	67,671	2,269,009
	LyondellBasell Industries N.V., Class A	10,545	1,168,280
	Olin Corp.	31,325	924,401
	PPG Industries, Inc.	8,024	887,936
	Praxair, Inc.	5,325	891,937
			15,545,784
	Commercial Services & Supplies 0.6%
	Clean Harbors, Inc. (f)	15,300	871,029
	Republic Services, Inc.	30,974	2,244,996
	Waste Management, Inc.	12,948	1,165,320
			4,281,345
	Communications Equipment 0.2%
	Cisco Systems, Inc.	27,288	1,154,010
	Juniper Networks, Inc.	3,042	80,126
			1,234,136
	Construction & Engineering 0.0% ‡
	AECOM (f)	9,956	334,123

	Consumer Finance 1.3%
	American Express Co.	10,070	1,002,166
	Capital One Financial Corp.	9,391	885,759
	Credit Acceptance Corp. (f)	3,608	1,384,029
	Discover Financial Services	30,356	2,167,722
	OneMain Holdings, Inc. (f)	21,306	708,424
	Synchrony Financial	86,590	2,505,915
			8,654,015
	Containers & Packaging 0.2%
	Ball Corp.	31,497	1,227,438

	Diversified Consumer Services 0.3%
	H&R Block, Inc.	80,231	2,018,612

	Diversified Financial Services 0.1%
	Berkshire Hathaway, Inc., Class B (f)	5,101	1,009,335

	Diversified Telecommunication Services 0.3%
	AT&T, Inc.	31,739	1,014,696
	Verizon Communications, Inc.	16,776	866,312
			1,881,008
	Electric 0.3%
	Vistra Energy Corp. (f)	102,167	2,308,974

	Electric Utilities 1.6%
	American Electric Power Co., Inc.	12,508	889,819
	Avangrid, Inc.	35,373	1,770,772
	Duke Energy Corp.	10,901	889,740
	Entergy Corp.	4,964	403,474
	Evergy, Inc.	15,867	889,980
	Exelon Corp.	24,297	1,032,623
	FirstEnergy Corp.	2,404	85,174
	NextEra Energy, Inc.	5,296	887,292
	Southern Co.	18,379	893,219
	Xcel Energy, Inc.	72,550	3,399,693
			11,141,786
	Electrical Equipment 0.8%
	Acuity Brands, Inc.	15,878	2,207,518
	Eaton Corp. PLC	12,717	1,057,673
	Emerson Electric Co.	14,400	1,040,832
	nVent Electric PLC (f)	37,247	1,020,568
	Regal Beloit Corp.	2,639	226,822
			5,553,413
	Electronic Equipment, Instruments & Components 0.3%
	Corning, Inc.	2,225	73,825
	Jabil, Inc.	72,969	2,055,537
			2,129,362
	Energy Equipment & Services 0.7%
	Baker Hughes, a GE Co.	25,384	877,779
	RPC, Inc.	48,458	717,178
	Schlumberger, Ltd.	15,028	1,014,690
	Transocean, Ltd. (f)	162,210	2,087,643
			4,697,290
	Equity Real Estate Investment Trusts 5.0%
	Apple Hospitality REIT, Inc.	107,921	1,941,499
	AvalonBay Communities, Inc.	3,900	689,715
	Brixmor Property Group, Inc.	22,693	401,439
	Crown Castle International Corp.	8,033	890,297
	Digital Realty Trust, Inc.	12	1,457
	Equity Residential	14,313	936,500
	Gaming and Leisure Properties, Inc.	56,255	2,043,182
	HCP, Inc.	23,632	612,069
	Highwoods Properties, Inc.	19,648	964,913
	Hospitality Properties Trust	71,150	2,011,410
	Host Hotels & Resorts, Inc.	131,052	2,744,229
	Iron Mountain, Inc.	460	16,151
	Lamar Advertising Co., Class A	24,262	1,786,411
	Life Storage, Inc.	10,462	1,003,934
	Omega Healthcare Investors, Inc.	68,189	2,024,531
	Outfront Media, Inc.	87,526	1,859,928
	Park Hotels & Resorts, Inc.	68,554	2,144,369
	Prologis, Inc.	13,547	888,954
	Rayonier, Inc.	31,846	1,114,928
	Retail Properties of America, Inc., Class A	43,709	548,548
	Senior Housing Properties Trust	55,466	989,513
	Simon Property Group, Inc.	5,909	1,041,225
	Uniti Group, Inc. (f)	97,285	1,719,999
	Ventas, Inc.	9,811	553,144
	VEREIT, Inc.	294,960	2,250,545
	Vornado Realty Trust	11,811	849,447
	Welltower, Inc.	3,172	198,567
	Weyerhaeuser Co.	33,246	1,136,348
	WP Carey, Inc.	8,726	570,506
			33,933,758
	Food & Staples Retailing 0.9%
	Kroger Co.	57,137	1,656,973
	U.S. Foods Holding Corp. (f)	61,787	2,089,019
	Walgreens Boots Alliance, Inc.	16,639	1,125,129
	Walmart, Inc.	11,427	1,019,631
			5,890,752
	Food Products 1.2%
	Archer-Daniels-Midland Co.	2,131	102,842
	Conagra Brands, Inc.	20,433	750,095
	Flowers Foods, Inc.	3,763	76,765
	General Mills, Inc.	19,176	883,247
	Kraft Heinz Co.	14,608	880,132
	Mondelez International, Inc., Class A	20,478	888,336
	Pilgrim's Pride Corp. (f)	93,325	1,663,051
	TreeHouse Foods, Inc. (f)	37,710	1,790,848
	Tyson Foods, Inc., Class A	17,817	1,027,150
			8,062,466
	Gas Utilities 0.2%
	UGI Corp.	22,436	1,192,249

	Health Care Equipment & Supplies 0.9%
	Abbott Laboratories	15,585	1,021,441
	Baxter International, Inc.	16,125	1,168,256
	Becton Dickinson & Co.	4,107	1,028,270
	Boston Scientific Corp. (f)	26,741	898,765
	Danaher Corp.	9,975	1,023,235
	Medtronic PLC	11,401	1,028,712
	Zimmer Biomet Holdings, Inc.	265	33,263
			6,201,942
	Health Care Providers & Services 3.1%
	Aetna, Inc.	4,642	874,506
	Anthem, Inc.	4,562	1,154,186
	Cardinal Health, Inc.	46,517	2,323,524
	Centene Corp. (f)	14,921	1,944,654
	Cigna Corp.	6,508	1,167,665
	CVS Health Corp.	17,065	1,106,836
	DaVita, Inc. (f)	5,093	357,936
	Express Scripts Holding Co. (f)	14,424	1,146,131
	HCA Healthcare, Inc.	9,276	1,152,358
	Humana, Inc.	3,676	1,154,926
	McKesson Corp.	9,140	1,147,984
	MEDNAX, Inc. (f)	22,785	974,970
	Molina Healthcare, Inc. (f)	17,661	1,838,334
	Premier, Inc., Class A (f)	34,287	1,282,334
	Universal Health Services, Inc., Class B	16,351	1,996,457
	WellCare Health Plans, Inc. (f)	7,127	1,905,902
			21,528,703
	Hotels, Restaurants & Leisure 1.3%
	Carnival Corp.	19,594	1,160,749
	Darden Restaurants, Inc.	12,605	1,347,979
	Extended Stay America, Inc.	40,280	857,561
	Las Vegas Sands Corp.	14,455	1,039,314
	McDonald's Corp.	5,550	874,347
	Norwegian Cruise Line Holdings, Ltd. (f)	26,491	1,325,345
	Royal Caribbean Cruises, Ltd.	13,309	1,500,723
	Yum! Brands, Inc.	11,183	886,700
			8,992,718
	Household Durables 0.1%
	Lennar Corp., Class A	9,003	470,587
	PulteGroup, Inc.	7,948	226,438
			697,025
	Household Products 0.7%
	Colgate-Palmolive Co.	13,249	887,816
	Energizer Holdings, Inc.	29,237	1,861,812
	Kimberly-Clark Corp.	9,403	1,070,626
	Procter & Gamble Co.	12,663	1,024,183
			4,844,437
	Independent Power & Renewable Electricity Producers 0.7%
	AES Corp.	173,573	2,318,935
	NRG Energy, Inc.	74,416	2,356,755
			4,675,690
	Industrial Conglomerates 0.6%
	3M Co.	4,292	911,277
	Carlisle Cos., Inc.	9,921	1,218,696
	General Electric Co.	66,914	912,038
	Honeywell International, Inc.	6,471	1,033,095
			4,075,106
	Insurance 4.5%
	Aflac, Inc.	21,922	1,020,250
	Allstate Corp.	12,165	1,157,135
	American International Group, Inc.	16,027	884,851
	American National Insurance Co.	11,196	1,444,172
	Arthur J. Gallagher & Co.	37,004	2,640,235
	Assured Guaranty, Ltd.	29,292	1,140,045
	Athene Holding, Ltd., Class A (f)	47,900	2,197,173
	Brighthouse Financial, Inc. (f)	4,086	177,455
	Chubb, Ltd.	7,262	1,014,647
	Cincinnati Financial Corp.	33,644	2,544,496
	CNA Financial Corp.	37,838	1,770,062
	Fidelity National Financial, Inc.	18,089	732,604
	First American Financial Corp.	39,000	2,184,000
	Lincoln National Corp.	2,384	162,350
	Marsh & McLennan Cos., Inc.	10,474	873,113
	Mercury General Corp.	6,173	317,477
	MetLife, Inc.	25,148	1,150,269
	Old Republic International Corp.	99,825	2,127,271
	Prudential Financial, Inc.	11,491	1,159,557
	Reinsurance Group of America, Inc.	15,293	2,163,959
	Torchmark Corp.	10,578	931,604
	Travelers Cos., Inc.	8,777	1,142,239
	W.R. Berkley Corp.	29,058	2,202,887
			31,137,851
	Internet Software & Services 0.6%
	Akamai Technologies, Inc. (f)	22,171	1,668,589
	eBay, Inc. (f)	34,177	1,143,221
	LogMeIn, Inc.	14,190	1,150,100
			3,961,910
	IT Services 2.0%
	Booz Allen Hamilton Holding Corp.	10,653	503,567
	Cognizant Technology Solutions Corp., Class A	12,576	1,024,944
	Conduent, Inc. (f)	100,944	1,812,954
	CoreLogic, Inc. (f)	35,215	1,714,971
	DXC Technology Co.	19,571	1,658,447
	Euronet Worldwide, Inc. (f)	656	60,313
	Fidelity National Information Services, Inc.	12,718	1,311,607
	International Business Machines Corp.	7,909	1,146,251
	Sabre Corp.	68,295	1,681,423
	Teradata Corp. (f)	23,320	892,923
	Western Union Co.	80,934	1,631,629
			13,439,029
	Leisure Products 0.3%
	Brunswick Corp.	31,041	1,995,936

	Life Sciences Tools & Services 0.1%
	Thermo Fisher Scientific, Inc.	3,816	894,966

	Machinery 2.3%
	AGCO Corp.	12,352	778,423
	Caterpillar, Inc.	6,301	906,084
	Crane Co.	13,793	1,249,232
	Cummins, Inc.	18,790	2,683,400
	Dover Corp.	10,389	862,079
	Ingersoll-Rand PLC	7,788	767,196
	PACCAR, Inc.	49,853	3,276,339
	Pentair PLC	11,034	492,668
	Snap-on, Inc.	6,926	1,174,580
	Terex Corp.	45,757	2,018,799
	Trinity Industries, Inc.	43,610	1,661,541
			15,870,341
	Marine 0.1%
	Kirby Corp. (f)	4,046	337,639

	Media 1.9%
	Charter Communications, Inc., Class A (f)	3,455	1,052,324
	Cinemark Holdings, Inc.	409	14,691
	Comcast Corp., Class A	28,642	1,024,811
	Discovery, Inc. (f)
	Class A (g)	4,204	111,742
	Class C	19,916	488,938
	John Wiley & Sons, Inc., Class A	19,378	1,223,721
	News Corp.
	Class A	39,451	594,527
	Class B	92,856	1,420,697
	Omnicom Group, Inc.	28,794	1,981,891
	Twenty-First Century Fox, Inc.
	Class A	19,499	877,455
	Class B	19,775	878,405
	Viacom, Inc.
	Class A	3,295	113,348
	Class B	78,989	2,294,630
	Walt Disney Co.	9,017	1,023,971
			13,101,151
	Metals & Mining 1.2%
	Alcoa Corp. (f)	25,066	1,084,606
	Freeport-McMoRan, Inc.	202,174	3,335,871
	Newmont Mining Corp.	45,129	1,655,332
	United States Steel Corp.	58,459	2,129,661
			8,205,470
	Mortgage Real Estate Investment Trusts 0.4%
	Chimera Investment Corp.	787	15,032
	New Residential Investment Corp.	115,923	2,073,863
	Starwood Property Trust, Inc.	14,660	334,834
			2,423,729
	Multi-Utilities 3.0%
	Ameren Corp.	45,115	2,799,837
	CenterPoint Energy, Inc.	61,614	1,754,767
	CMS Energy Corp.	56,080	2,710,907
	Consolidated Edison, Inc.	43,167	3,407,171
	Dominion Energy, Inc.	12,369	886,981
	DTE Energy Co.	28,937	3,140,822
	Public Service Enterprise Group, Inc.	40,013	2,063,070
	Sempra Energy	3,235	373,934
¤	WEC Energy Group, Inc.	46,700	3,099,479
			20,236,968
	Multiline Retail 0.9%
	Kohl's Corp.	34,314	2,534,775
	Macy's, Inc.	63,834	2,536,125
	Target Corp.	14,169	1,143,155
			6,214,055
	Oil, Gas & Consumable Fuels 6.0%
	Anadarko Petroleum Corp.	15,612	1,142,018
	Andeavor	11,034	1,655,762
	Antero Resources Corp. (f)	92,027	1,890,235
	Chesapeake Energy Corp. (f)	353,019	1,666,250
	Chevron Corp.	9,001	1,136,556
	Concho Resources, Inc. (f)	112	16,335
	ConocoPhillips	15,922	1,149,091
	Continental Resources, Inc. (f)	30,068	1,920,443
	Devon Energy Corp.	75,173	3,383,537
	Energen Corp. (f)	14,194	1,052,911
	EOG Resources, Inc.	7,818	1,008,053
	Exxon Mobil Corp.	14,077	1,147,416
	HollyFrontier Corp.	33,788	2,519,909
	Kinder Morgan, Inc.	64,832	1,152,713
	Kosmos Energy, Ltd. (f)	226,793	1,719,091
	Marathon Oil Corp.	110,971	2,343,707
	Marathon Petroleum Corp.	14,119	1,141,239
	Murphy Oil Corp.	61,951	2,060,490
	Newfield Exploration Co. (f)	3,042	87,366
	Occidental Petroleum Corp.	13,812	1,159,241
	ONEOK, Inc.	12,432	875,710
	PBF Energy, Inc., Class A	43,645	2,038,221
	Phillips 66	9,420	1,161,863
	Pioneer Natural Resources Co.	5,309	1,004,834
	QEP Resources, Inc. (f)	119,805	1,244,774
	SM Energy Co.	71,643	1,970,899
	Valero Energy Corp.	9,813	1,161,369
	Whiting Petroleum Corp. (f)	40,761	2,023,784
			40,833,817
	Paper & Forest Products 0.3%
	Domtar Corp.	39,540	1,906,619

	Personal Products 0.4%
	Herbalife Nutrition, Ltd. (f)	38,385	1,981,818
	Nu Skin Enterprises, Inc., Class A	11,650	848,702
			2,830,520
	Pharmaceuticals 1.1%
	Allergan PLC	6,254	1,151,299
	Bristol-Myers Squibb Co.	17,234	1,012,497
	Eli Lilly & Co.	10,361	1,023,770
	Johnson & Johnson	7,684	1,018,284
	Merck & Co., Inc.	13,587	894,976
	Mylan N.V. (f)	39,603	1,477,588
	Pfizer, Inc.	26,320	1,050,958
			7,629,372
	Professional Services 0.1%
	Nielsen Holdings PLC	39,853	938,937

	Real Estate Management & Development 0.3%
	Jones Lang LaSalle, Inc.	13,165	2,251,347

	Road & Rail 0.5%
	CSX Corp.	16,371	1,157,102
	Norfolk Southern Corp.	6,028	1,018,732
	Union Pacific Corp.	6,838	1,024,948
			3,200,782
	Semiconductors & Semiconductor Equipment 1.9%
	Analog Devices, Inc.	4,090	393,213
	Broadcom, Inc.	4,509	999,961
	Cypress Semiconductor Corp.	51,423	915,844
	First Solar, Inc. (f)	21,982	1,150,758
	Intel Corp.	24,130	1,160,653
	Micron Technology, Inc. (f)	21,708	1,145,965
	NXP Semiconductors N.V. (f)	10,709	1,020,996
	Qorvo, Inc. (f)	28,977	2,369,159
	QUALCOMM, Inc.	16,371	1,049,217
	Skyworks Solutions, Inc.	14,632	1,383,895
	Teradyne, Inc.	24,874	1,075,800
			12,665,461
	Software 1.0%
	CA, Inc.	24,475	1,082,040
	Dell Technologies, Inc., Class V (f)	31,274	2,893,470
	Microsoft Corp.	10,920	1,158,394
	Oracle Corp.	24,110	1,149,565
	SS&C Technologies Holdings, Inc.	16,108	854,851
			7,138,320
	Specialty Retail 1.8%
	Advance Auto Parts, Inc.	6,239	881,134
	Best Buy Co., Inc.	34,679	2,601,965
	Dick's Sporting Goods, Inc.	53,769	1,835,674
	Foot Locker, Inc.	40,686	1,985,884
	Gap, Inc.	68,338	2,061,757
	L Brands, Inc.	3,706	117,369
	Michaels Cos., Inc. (f)	50,983	1,040,563
	Williams-Sonoma, Inc.	32,137	1,879,693
			12,404,039
	Technology Hardware, Storage & Peripherals 0.5%
	Hewlett Packard Enterprise Co.	56,996	880,018
	HP, Inc.	49,816	1,149,754
	Western Digital Corp.	23,474	1,646,701
			3,676,473
	Textiles, Apparel & Luxury Goods 1.0%
	Michael Kors Holdings, Ltd. (f)	29,627	1,977,010
	Ralph Lauren Corp.	12,981	1,752,175
	Tapestry, Inc.	51,677	2,435,020
	VF Corp.	4,188	385,589
			6,549,794
	Tobacco 0.1%
	Philip Morris International, Inc.	10,165	877,239

	Trading Companies & Distributors 0.0% ‡
	HD Supply Holdings, Inc. (f)	4,877	214,490

	Wireless Telecommunication Services 0.2%
	T-Mobile U.S., Inc. (f)	16,978	1,018,680
	Telephone & Data Systems, Inc.	3,621	91,430
	United States Cellular Corp. (f)	3,485	119,745
			1,229,855
	Total Common Stocks (Cost $366,818,681)		444,426,432

	Exchange-Traded Funds 5.1%
¤	iShares Intermediate Government / Credit Bond ETF	165,277	17,780,500
¤	iShares Russell 1000 Value ETF	43,724	5,479,492
	SPDR S&P 500 ETF Trust	3,991	1,122,788
	SPDR S&P MidCap 400 ETF Trust	8,188	2,956,441
¤	Vanguard Mid-Cap Value ETF	65,082	7,419,348
	Total Exchange-Traded Funds (Cost $33,923,992)		34,758,569

	Principal Amount
Short-Term Investments 0.8%
Other Commercial Paper 0.4%
Total SA Capital 1.926%, due 8/1/18	$3,000,000	3,000,000

Total Other Commercial Paper (Cost $3,000,000)		3,000,000

Repurchase Agreements 0.4%
Fixed Income Clearing Corp. 0.94%, dated 7/31/18 due 8/1/18 Proceeds at Maturity $1,370,109 (Collateralized by United States Treasury Notes with a rate of 1.375% and maturity dates 6/30/23, with a Principal Amount of $1,500,000 and a Market Value of $1,400,550)	1,370,073	1,370,073
RBC Capital Markets 1.88%, dated 7/31/18 due 8/1/18 Proceeds at Maturity $1,362,071(Collateralized by United States Treasury securities with rates between 2.50% and 3.125% and maturity dates between 8/15/44 and 5/15/46, with a Principal Amount of $1,363,700 and a Market Value of $1,389,372)	1,362,000	1,362,000

Total Repurchase Agreements (Cost $2,732,073)		2,732,073

Total Short-Term Investments (Cost $5,732,073)		5,732,073

Total Investments (Cost $611,913,491)	100.4%	687,845,525
Other Assets, Less Liabilities	(0.4)	(2,958,052)
Net Assets	100.0%	$684,887,473

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2018, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2018.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2018, the total market value of fair valued security was $600,000, which represented 0.1% of the Fund's net assets.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(e)	Fixed to floating rate - Rate shown was the rate in effect as of July 31, 2018.
(f)	Non-income producing security.
(g)	All or a portion of this security was held on loan. As of July 31, 2018, the aggregate market value of such securities, including those sold and pending settlement, was $1,370,291 and the Fund received non-cash collateral in the amount of $1,372,703.

As of July 31, 2018, the Fund held the following futures contracts1:

Type	Number of Contracts Long	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	17	September 2018	$3,598,671	$3,593,375	$(5,296)
5-Year United States Treasury Note	69	September 2018	7,811,183	7,805,625	(5,558)
10-Year United States Treasury Ultra Note	43	September 2018	5,465,185	5,465,703	518
10-Year United States Treasury Note	4	September 2018	480,703	477,688	(3,015)
			$17,355,742	$17,342,391	$(13,351)

1.	As of July 31, 2018, cash in the amount of $116,990 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2018.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
REIT	—Real Estate Investment Trust
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$17,843,002	$—	$17,843,002
Corporate Bonds	—	91,082,709	—	91,082,709
Foreign Government Bonds	—	758,773	—	758,773
Mortgage-Backed Securities	—	11,969,061	—	11,969,061
U.S. Government & Federal Agencies	—	81,274,906	—	81,274,906
Total Long-Term Bonds	—	202,928,451	—	202,928,451
Common Stocks	444,426,432	—	—	444,426,432
Exchange-Traded Funds	34,758,569	—	—	34,758,569
Short-Term Investments
Other Commercial Paper	—	3,000,000	—	3,000,000
Repurchase Agreements	—	2,732,073	—	2,732,073
Total Short-Term Investments	—	5,732,073	—	5,732,073
Total Investments in Securities	479,185,001	208,660,524	—	687,845,525
Other Financial Instruments
Futures Contracts (b)	518	—	—	518
Total Investments in Securities and Other Financial Instruments	$479,185,519	$208,660,524	$—	$687,846,043

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts (b)	$(13,869)	$—	$—	$(13,869)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2018
Rights
Food & Staples Retailing	$18,063	$-	$(1,440)	$-	$-	$(16,623)	$-	$-	$-	$-

MainStay Candriam Emerging Markets Equity Fund

Portfolio of Investments July 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 83.2% †
	Argentina 0.2%
	Grupo Financiero Galicia S.A., ADR (Banks)	4,000	$142,520

	Brazil 4.7%
	Localiza Rent a Car S.A. (Road & Rail)	80,000	506,221
	Rumo S.A. (Road & Rail) (a)	150,000	593,478
	Suzano Papel E Celulose S.A. (Paper & Forest Products)	40,000	474,782
	TIM Participacoes S.A. (Wireless Telecommunication Services)	125,000	412,970
¤	Vale S.A. (Metals & Mining)	115,000	1,680,281
			3,667,732
	China 33.1%
	58.com, Inc., ADR (Internet Software & Services) (a)	12,000	807,120
	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	37,000	471,395
	Aier Eye Hospital Group Co., Ltd., Class A (Health Care Providers & Services)	96,035	470,152
¤	Alibaba Group Holding, Ltd., Sponsored ADR (Internet Software & Services) (a)	18,500	3,463,755
	Anhui Conch Cement Co., Ltd., Class H (Construction Materials)	200,000	1,280,410
	ANTA Sports Products, Ltd. (Textiles, Apparel & Luxury Goods)	130,000	662,500
¤	China Construction Bank Corp., Class H (Banks)	2,500,000	2,264,605
	China Everbright International, Ltd. (Commercial Services & Supplies)	450,000	548,092
	China Merchants Bank Co., Ltd., Class H (Banks)	340,000	1,327,677
	China Mobile, Ltd. (Wireless Telecommunication Services)	60,000	541,212
	China Petroleum & Chemical Corp., Class H (Oil, Gas & Consumable Fuels)	920,000	887,292
	Country Garden Holdings Co., Ltd. (Real Estate Management & Development)	290,000	449,277
	Country Garden Services Holdings Co., Ltd. (Commercial Services & Supplies) (a)	34,482	56,320
	CSPC Pharmaceutical Group, Ltd. (Pharmaceuticals)	385,000	1,005,536
	Geely Automobile Holdings, Ltd. (Automobiles)	270,000	615,743
	Haier Electronics Group Co., Ltd. (Household Durables) (a)	160,000	466,808
	Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Electronic Equipment, Instruments & Components)	75,000	379,916
	Midea Group Co., Ltd., Class A (Household Durables)	44,000	306,869
	MMG, Ltd. (Metals & Mining) (a)	600,000	366,159
	PetroChina Co., Ltd., Class H (Oil, Gas & Consumable Fuels)	1,000,000	763,150
¤	Ping An Insurance Group Co. of China, Ltd., Class H (Insurance)	160,000	1,484,001
	Shimao Property Holdings, Ltd. (Real Estate Management & Development)	280,000	793,727
	Silergy Corp. (Semiconductors & Semiconductor Equipment)	26,000	597,047
	Sunny Optical Technology Group Co., Ltd. (Electronic Equipment, Instruments & Components)	60,000	989,929
	TAL Education Group, ADR (Diversified Consumer Services) (a)	22,000	703,780
¤	Tencent Holdings, Ltd. (Internet Software & Services)	76,000	3,439,295
	Weibo Corp., Sponsored ADR (Internet Software & Services) (a)	7,600	628,900
			25,770,667
	Colombia 0.8%
	Ecopetrol S.A., Sponsored ADR (Oil, Gas & Consumable Fuels)	30,000	641,100

	Hong Kong 1.0%
	China Gas Holdings, Ltd. (Gas Utilities)	190,000	769,775

	Indonesia 1.9%
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	3,700,000	787,726
	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	240,000	586,685
	PT Waskita Karya Persero Tbk (Construction & Engineering)	1,000,000	147,018
			1,521,429
	Malaysia 0.7%
	My EG Services BHD (IT Services)	300,000	91,513
	Public Bank BHD (Banks)	76,000	449,830
			541,343
	Mexico 2.8%
	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Transportation Infrastructure)	3,000	53,585
	Grupo Financiero Banorte S.A.B. de C.V., Class O (Banks)	165,000	1,150,890
	Grupo Mexico S.A.B. de C.V., Series B (Metals & Mining)	250,000	786,978
	Unifin Financiera S.A.B. de C.V. SOFOM ENR (Consumer Finance)	60,000	166,662
			2,158,115
	Peru 0.9%
	Credicorp, Ltd. (Banks)	3,200	732,064

	Philippines 0.6%
	Ayala Land, Inc. (Real Estate Management & Development)	600,000	461,538

	Poland 2.6%
	Alior Bank S.A. (Banks) (a)	32,000	636,112
	CD Projekt S.A. (Software) (a)	13,000	702,520
	Dino Polska S.A. (Food & Staples Retailing) (a)(b)	24,000	658,002
			1,996,634
	Republic of Korea 11.8%
	Cosmax, Inc. (Personal Products)	4,500	547,088
	Hana Tour Service, Inc. (Hotels, Restaurants & Leisure)	4,000	278,550
	Hotel Shilla Co., Ltd. (Specialty Retail)	7,500	669,110
	InBody Co., Ltd. (Health Care Equipment & Supplies)	8,000	180,575
	KB Financial Group, Inc. (Banks)	11,600	555,813
	Koh Young Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,400	623,609
	Korea Investment Holdings Co., Ltd. (Capital Markets)	11,100	708,479
	LG Household & Health Care, Ltd. (Personal Products)	500	540,830
	Medy-Tox, Inc. (Biotechnology)	100	64,166
	POSCO (Metals & Mining)	2,400	709,069
	S-Oil Corp. (Oil, Gas & Consumable Fuels)	4,600	483,172
¤	Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	60,000	2,480,669
	Samsung Engineering Co., Ltd. (Construction & Engineering) (a)	41,000	623,072
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	9,000	694,319
			9,158,521
	Russia 3.4%
	Alrosa PJSC (Metals & Mining) (a)(c)	400,000	620,293
	Tatneft PJSC (Oil, Gas & Consumable Fuels)	79,000	910,462
	Yandex N.V., Class A (Internet Software & Services) (a)	32,000	1,150,720
			2,681,475
	South Africa 5.9%
	Capitec Bank Holdings, Ltd. (Banks)	9,500	686,504
	Discovery, Ltd. (Insurance)	44,000	568,065
¤	Naspers, Ltd., Class N (Media)	10,900	2,683,714
	Pick N Pay Stores, Ltd. (Food & Staples Retailing)	100,000	565,711
	Sappi, Ltd. (Paper & Forest Products)	10,000	71,274
			4,575,268
	Taiwan 9.1%
	Airtac International Group (Machinery)	36,000	392,174
	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	21,000	555,628
	Chailease Holding Co., Ltd. (Diversified Financial Services)	163,200	533,089
	China Life Insurance Co., Ltd. (Insurance)	700,000	740,838
	Ennoconn Corp. (Technology Hardware, Storage & Peripherals)	40,000	495,198
	Globalwafers Co., Ltd. (Semiconductors & Semiconductor Equipment)	52,000	878,160
¤	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	400,000	3,214,216
	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	50,000	241,719
			7,051,022
	Thailand 0.9%
	CP ALL PCL, NVDR (Food & Staples Retailing)	300,000	676,285

	Turkey 0.9%
	Turk Hava Yollari AO (Airlines) (a)	150,000	526,241
	Turkiye Garanti Bankasi A.S. (Banks)	100,000	144,351
			670,592
	United Arab Emirates 1.9%
	NMC Health PLC (Health Care Providers & Services)	29,000	1,444,907

	Total Common Stocks (Cost $69,048,681)		64,660,987

	Exchange-Traded Funds 7.3%
	United States 7.3%
¤	Invesco India ETF (Exchange Traded Funds)	108,000	2,843,640
¤	iShares MSCI India ETF (Exchange Traded Funds)	80,000	2,850,400
			5,694,040

	Total Exchange-Traded Funds (Cost $5,608,459)		5,694,040

	Preferred Stocks 4.6%
	Brazil 2.9%
	Itau Unibanco Holding S.A.	105,000	1,258,892
	Petroleo Brasileiro S.A.	190,000	998,268
			2,257,160
	Republic of Korea 1.7%
	LG Chem, Ltd.	2,900	559,961
¤	Samsung Electronics Co., Ltd.	23,000	786,439
			1,346,400

	Total Preferred Stocks (Cost $4,088,833)		3,603,560

	Closed-End Funds 1.8%
	United States 1.8%
	India Fund, Inc. (Capital Markets)	55,000	1,403,600

	Total Closed-End Funds (Cost $1,431,145)		1,403,600

	Short-Term Investment 1.7%
	Affiliated Investment Company 1.7%
	MainStay U.S. Government Liquidity Fund, 1.75% (d)	1,300,901	1,300,901

	Total Short-Term Investment (Cost $1,300,901)		1,300,901

	Total Investments (Cost $81,478,019)	98.6%	76,663,088
	Other Assets, Less Liabilities	1.4	1,090,433
	Net Assets	100.0%	$77,753,521

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2018, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2018, the total market value of fair valued security was $620,293, which represented 0.8% of the Fund's net assets.
(d)	Rate reported is the current yield as of July 31, 2018.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
NVDR	—Non-Voting Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks
Russia	$—	$620,293	$—	$620,293
All Other Countries	64,040,694	—	—	64,040,694
Total Common Stocks	64,040,694	620,293	—	64,660,987
Exchange-Traded Funds	5,694,040	—	—	5,694,040
Preferred Stocks	3,603,560	—	—	3,603,560
Closed-End Funds	1,403,600	—	—	1,403,600
Short-Term Investment	1,300,901	—	—	1,300,901
Total Investments in Securities	$76,042,795	$620,293	$—	$76,663,088

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Conservative Allocation Fund

Portfolio of Investments July 31, 2018 (Unaudited)

	Shares	Value
Affiliated Investment Companies 98.4% †
Equity Funds 48.4%
IQ 50 Percent Hedged FTSE International ETF	1,060,783	$22,618,864
IQ Chaikin U.S. Large Cap ETF	748,575	19,477,921
IQ Chaikin U.S. Small Cap ETF	431,503	12,492,012
IQ Global Resources ETF (a)	197,570	5,381,807
MainStay Absolute Return Multi-Strategy Fund Class I (b)	1,448,415	13,673,036
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)(b)	1,030,825	9,617,594
MainStay Cushing MLP Premier Fund Class I	240,346	3,018,751
MainStay Cushing Renaissance Advantage Fund Class I (b)	427,383	9,128,898
MainStay Epoch Capital Growth Fund Class I	312,887	4,158,270
MainStay Epoch Global Choice Fund Class I (b)	483,905	10,641,061
MainStay Epoch International Choice Fund Class I	254,065	9,161,576
MainStay Epoch U.S. All Cap Fund Class R6 (a)(b)	324,004	9,515,999
MainStay Epoch U.S. Equity Yield Fund Class R6	770,041	12,613,278
MainStay Epoch U.S. Small Cap Fund Class I (b)	657,331	21,389,562
MainStay Large Cap Growth Fund Class R6 (a)	198,953	2,266,078
MainStay MacKay Emerging Markets Equity Fund Class R6 (a)(b)	945,105	9,696,780
MainStay MacKay Growth Fund Class I (b)	140,654	5,434,889
MainStay MacKay International Opportunities Fund Class I	1,278,269	11,440,507
MainStay MacKay S&P 500 Index Fund Class I	36,342	1,878,131
MainStay MacKay U.S. Equity Opportunities Fund Class I	1,513,428	15,467,234
MainStay MAP Equity Fund Class I	257,850	11,453,678
Total Equity Funds (Cost $187,807,085)		220,525,926

Fixed Income Funds 50.0%
IQ Enhanced Core Bond U.S. ETF	876,261	16,298,455
IQ S&P High Yield Low Volatility Bond ETF	250,798	6,080,597
MainStay Floating Rate Fund Class I	2,467,554	22,972,930
MainStay Indexed Bond Fund Class I (b)	10,844,016	111,368,048
MainStay MacKay Convertible Fund Class I	310,791	5,541,401
MainStay MacKay High Yield Corporate Bond Fund Class R6	1,536,450	8,619,485
MainStay MacKay High Yield Municipal Bond Fund Class I	571,750	7,209,771
MainStay MacKay Short Duration High Yield Fund Class I	979,901	9,652,026
MainStay MacKay Short Term Municipal Fund Class I	2,011	19,222
MainStay MacKay Total Return Bond Fund Class R6	2,719,634	27,903,445
MainStay MacKay Unconstrained Bond Fund Class R6	1,424,617	12,422,664
Total Fixed Income Funds (Cost $230,081,245)		228,088,044

Total Affiliated Investment Companies (Cost $417,888,330)		448,613,970

Short-Term Investment 1.7%
Affiliated Investment Company 1.7%
MainStay U.S. Government Liquidity Fund, 1.75% (c)	7,749,035	7,749,035
Total Short-Term Investment (Cost $7,749,035)		7,749,035

Total Investments (Cost $425,637,365)	100.1%	456,363,005
Other Assets, Less Liabilities	(0.1)	(561,033)
Net Assets	100.0%	$455,801,972

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(c)	Rate reported is the current yield as of July 31, 2018.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
MLP	—Master limited partnership

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$220,525,926	$—	$—	$220,525,926
Fixed Income Funds	228,088,044	—	—	228,088,044
Short-Term Investment	7,749,035	—	—	7,749,035
Total Investments in Securities	$456,363,005	$—	$—	$456,363,005

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch Capital Growth Fund

Portfolio of Investments July 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 97.6%†
	Australia 2.9%
	Commonwealth Bank of Australia (Banks)	7,268	$403,848
	CSL, Ltd. (Biotechnology)	8,874	1,296,237
	Mineral Resources, Ltd. (Metals & Mining)	42,571	523,445
	Northern Star Resources, Ltd. (Metals & Mining)	131,104	701,307
	Regis Resources, Ltd. (Metals & Mining)	139,264	461,459
			3,386,296
	Canada 4.3%
	Canadian National Railway Co. (Road & Rail)	10,431	931,120
	CCL Industries, Inc., Class B (Containers & Packaging)	11,129	564,642
	Constellation Software, Inc. (Software)	1,379	999,684
	Dollarama, Inc. (Multiline Retail)	31,197	1,127,155
	Royal Bank of Canada (Banks)	9,685	756,053
	West Fraser Timber Co., Ltd. (Paper & Forest Products)	11,194	695,295
			5,073,949
	China 0.8%
	Hengan International Group Co., Ltd. (Personal Products)	101,000	898,816

	Denmark 0.7%
	Genmab A/S (Biotechnology) (a)	5,178	887,302

	France 3.6%
	Edenred (Commercial Services & Supplies)	26,526	1,044,382
¤	LVMH Moet Hennessy Louis Vuitton S.E. (Textiles, Apparel & Luxury Goods)	5,629	1,967,112
	Thales S.A. (Aerospace & Defense)	9,555	1,256,419
			4,267,913
	Germany 0.7%
	Continental A.G. (Auto Components)	3,406	784,613

	Hong Kong 3.7%
	AIA Group, Ltd. (Insurance)	64,800	565,521
	China Gas Holdings, Ltd. (Gas Utilities)	132,400	536,412
	Hong Kong Exchanges & Clearing, Ltd. (Capital Markets)	34,400	1,015,032
	WH Group, Ltd. (Food Products) (b)	1,472,500	1,181,895
	Xinyi Glass Holdings, Ltd. (Auto Components)	938,000	1,104,225
			4,403,085
	Indonesia 0.5%
	PT Bank Central Asia Tbk (Banks)	367,400	593,012

	Israel 1.1%
	Check Point Software Technologies, Ltd. (Software) (a)	11,632	1,310,577

	Italy 0.8%
	FinecoBank Banca Fineco S.p.A (Banks)	81,783	961,111

	Japan 6.6%
	Daito Trust Construction Co., Ltd. (Real Estate Management & Development)	6,000	1,001,565
¤	Fast Retailing Co., Ltd. (Specialty Retail)	4,300	1,874,748
	Hoshizaki Corp. (Machinery)	9,200	926,459
	Koito Manufacturing Co., Ltd. (Auto Components)	8,100	519,403
	Nexon Co., Ltd. (Software) (a)	101,000	1,449,761
	Start Today Co., Ltd. (Internet & Direct Marketing Retail)	23,200	930,573
	Unicharm Corp. (Household Products)	18,300	555,964
	Zenkoku Hosho Co., Ltd. (Diversified Financial Services)	12,200	536,815
			7,795,288
	Malta 0.4%
	Kindred Group PLC (Hotels, Restaurants & Leisure)	39,634	511,824

	Mexico 1.7%
	Fresnillo PLC (Metals & Mining)	75,174	1,025,177
	Wal-Mart de Mexico S.A.B. de C.V. (Food & Staples Retailing)	319,000	931,271
			1,956,448
	Netherlands 0.5%
	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	2,950	632,998

	Portugal 0.3%
	Jeronimo Martins SGPS S.A. (Food & Staples Retailing)	20,149	299,935

	Republic of Korea 0.5%
	Hugel, Inc. (Biotechnology) (a)	1,492	636,599

	Singapore 0.4%
	Singapore Exchange, Ltd. (Capital Markets)	95,100	519,737

	South Africa 0.5%
	FirstRand, Ltd. (Diversified Financial Services)	123,866	651,619

	Spain 2.4%
	Amadeus IT Group S.A. (IT Services)	17,716	1,512,283
	Industria de Diseno Textil S.A. (Specialty Retail)	41,873	1,373,445
			2,885,728
	Sweden 2.0%
	Assa Abloy AB, Class B (Building Products)	40,510	803,248
	Atlas Copco AB, Class B (Machinery)	33,155	868,943
	Epiroc AB (Machinery) (a)	63,054	668,191
			2,340,382
	Switzerland 1.1%
	Roche Holding A.G. (Pharmaceuticals)	3,780	927,869
	Schindler Holding A.G., Registered (Machinery)	1,525	345,306
			1,273,175
	Taiwan 0.5%
	Eclat Textile Co., Ltd. (Textiles, Apparel & Luxury Goods)	56,000	644,803

	United Kingdom 6.0%
	Admiral Group PLC (Insurance)	42,344	1,101,012
	Aptiv PLC (Auto Components)	9,477	929,409
	Delphi Technologies PLC (Auto Components)	13,509	610,201
	Hargreaves Lansdown PLC (Capital Markets)	34,799	948,222
	Howden Joinery Group PLC (Trading Companies & Distributors)	125,664	786,930
	Persimmon PLC (Household Durables)	30,695	999,966
	Prudential PLC (Insurance)	23,540	557,698
	RELX N.V. (Professional Services)	51,932	1,129,213
			7,062,651
	United States 55.6%
	A.O. Smith Corp. (Building Products)	14,900	886,997
¤	AbbVie, Inc. (Biotechnology)	19,597	1,807,431
	Accenture PLC, Class A (IT Services)	8,184	1,303,957
	Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment) (a)	12,038	737,207
¤	Alaska Air Group, Inc. (Airlines)	31,587	1,984,611
	Align Technology, Inc. (Health Care Equipment & Supplies) (a)	1,626	579,913
¤	Alphabet, Inc., Class A (Internet Software & Services) (a)	1,721	2,112,046
	American Express Co. (Consumer Finance)	9,117	907,324
¤	Apple, Inc. (Technology Hardware, Storage & Peripherals)	10,269	1,954,088
	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	25,530	1,241,524
	Arista Networks, Inc. (Communications Equipment) (a)	3,283	839,562
	Automatic Data Processing, Inc. (IT Services)	8,841	1,193,447
	Bank of Hawaii Corp. (Banks)	10,853	873,558
	Biogen, Inc. (Biotechnology) (a)	3,114	1,041,228
	Boeing Co. (Aerospace & Defense)	2,490	887,187
	Booking Holdings, Inc. (Internet & Direct Marketing Retail) (a)	259	525,438
	Bruker Corp. (Life Sciences Tools & Services)	19,825	642,330
	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	6,392	589,534
	Cerner Corp. (Health Care Technology) (a)	16,564	1,028,293
	Core Laboratories N.V. (Energy Equipment & Services)	7,446	834,846
	Costco Wholesale Corp. (Food & Staples Retailing)	7,608	1,663,946
	Dollar General Corp. (Multiline Retail)	5,856	574,766
	Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	2,117	556,051
	DowDuPont, Inc. (Chemicals)	8,290	570,103
	East West Bancorp, Inc. (Banks)	8,793	569,259
	Encompass Health Corp. (Health Care Providers & Services)	12,638	955,812
	Estee Lauder Cos., Inc., Class A (Personal Products)	8,063	1,088,021
	Expeditors International of Washington, Inc. (Air Freight & Logistics)	16,515	1,257,948
	FactSet Research Systems, Inc. (Capital Markets)	4,850	976,596
	Fortune Brands Home & Security, Inc. (Building Products)	12,216	708,528
	Gentex Corp. (Auto Components)	26,201	607,863
	Hawaiian Holdings, Inc. (Airlines)	16,330	654,833
	Henry Schein, Inc. (Health Care Providers & Services) (a)	15,493	1,230,299
	Hexcel Corp. (Aerospace & Defense)	10,366	715,358
	Home Depot, Inc. (Specialty Retail)	2,904	573,598
	Jack Henry & Associates, Inc. (IT Services)	4,996	672,961
	Jazz Pharmaceuticals PLC (Pharmaceuticals) (a)	7,884	1,364,563
¤	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	10,684	2,036,798
	Liberty SiriusXM Group, Class A (Media) (a)	14,114	665,334
¤	LyondellBasell Industries N.V., Class A (Chemicals)	17,602	1,950,126
	Marriott International, Inc., Class A (Hotels, Restaurants & Leisure)	4,137	528,874
	Marsh & McLennan Cos., Inc. (Insurance)	7,041	586,938
¤	Masimo Corp. (Health Care Equipment & Supplies) (a)	20,830	2,070,919
	Mastercard, Inc., Class A (IT Services)	4,948	979,704
	Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	1,543	914,243
	Microsoft Corp. (Software)	14,439	1,531,689
	NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)	7,020	539,908
	NVR, Inc. (Household Durables) (a)	97	267,665
	Paychex, Inc. (IT Services)	19,436	1,341,473
	Paycom Software, Inc. (Software) (a)	5,402	573,962
	PetMed Express, Inc. (Internet & Direct Marketing Retail)	15,134	561,925
	Rollins, Inc. (Commercial Services & Supplies)	11,681	641,754
	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	10,399	983,537
	Southwest Airlines Co. (Airlines)	19,241	1,119,057
	Stamps.com, Inc. (Internet Software & Services) (a)	1,703	444,483
	Starbucks Corp. (Hotels, Restaurants & Leisure)	13,400	702,026
	TJX Cos., Inc. (Specialty Retail)	10,869	1,057,119
	Union Pacific Corp. (Road & Rail)	8,809	1,320,381
	United Parcel Service, Inc., Class B (Air Freight & Logistics)	7,868	943,294
¤	UnitedHealth Group, Inc. (Health Care Providers & Services)	8,042	2,036,395
	Valvoline, Inc. (Chemicals)	23,070	521,151
	Veeva Systems, Inc., Class A (Health Care Technology) (a)	13,000	983,190
	Visa, Inc., Class A (IT Services)	8,128	1,111,423
	WABCO Holdings, Inc. (Machinery) (a)	6,684	840,045
	Western Alliance Bancorp (Banks) (a)	13,952	791,357
	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	15,380	554,910
	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	5,110	405,172
			65,715,878
	Total Common Stocks (Cost $97,888,194)		115,493,739

	Short-Term Investment 2.3%
	Affiliated Investment Company 2.3%
	MainStay U.S. Government Liquidity Fund, 1.75% (c)	2,725,468	2,725,468
	Total Short-Term Investment (Cost $2,725,468)		2,725,468
	Total Investments (Cost $100,613,662)	99.9%	118,219,207
	Other Assets, Less Liabilities	0.1	78,071
	Net Assets	100.0%	$118,297,278

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2018, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Rate reported is the current yield as of July 31, 2018.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$115,493,739	$—	$—	$115,493,739
Short-Term Investment
Affiliated Investment Company	2,725,468	—	—	2,725,468
Total Investments in Securities	$118,219,207	$—	$—	$118,219,207

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels. (See Note 2)

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3). (See Note 2)

MainStay Epoch Global Choice Fund

Portfolio of Investments July 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 98.7% †
	China 2.8%
	Alibaba Group Holding, Ltd., Sponsored ADR (Internet Software & Services) (a)	29,184	$5,464,120

	Denmark 1.6%
	ISS A/S (Commercial Services & Supplies)	85,098	3,180,884

	France 3.1%
	Safran S.A. (Aerospace & Defense)	50,162	6,220,568

	Germany 3.0%
	Bayer A.G., Registered (Pharmaceuticals)	53,303	5,937,542

	Japan 11.5%
	Kyudenko Corp. (Construction & Engineering)	41,300	1,651,040
	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	100,900	4,663,517
	SCSK Corp. (IT Services)	104,100	4,915,691
	Seria Co., Ltd. (Multiline Retail)	77,900	3,580,968
	Sony Corp. (Household Durables)	74,700	3,893,499
	Suzuki Motor Corp. (Automobiles)	68,900	4,036,703
			22,741,418
	Netherlands 3.4%
¤	Airbus S.E. (Aerospace & Defense)	54,967	6,813,220

	Switzerland 2.2%
	Glencore PLC (Metals & Mining) (a)	968,769	4,253,359

	United Kingdom 8.2%
	AstraZeneca PLC (Pharmaceuticals)	84,852	6,531,995
	Convatec Group PLC (Health Care Equipment & Supplies) (b)	1,462,285	4,203,314
	Diageo PLC (Beverages)	147,624	5,429,262
			16,164,571
	United States 62.9%
	Alphabet, Inc., Class C (Internet Software & Services) (a)	4,942	6,015,699
	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	103,254	5,021,242
	Chubb, Ltd. (Insurance)	34,788	4,860,579
¤	Danaher Corp. (Health Care Equipment & Supplies)	67,788	6,953,693
¤	DowDuPont, Inc. (Chemicals)	131,154	9,019,461
	Hexcel Corp. (Aerospace & Defense)	77,014	5,314,736
	Home Depot, Inc. (Specialty Retail)	25,102	4,958,147
¤	Kroger Co. (Food & Staples Retailing)	239,400	6,942,600
	Martin Marietta Materials, Inc. (Construction Materials)	32,016	6,384,631
	Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	211,395	4,504,827
¤	Merck & Co., Inc. (Pharmaceuticals)	100,273	6,604,982
¤	Microsoft Corp. (Software)	78,263	8,302,139
¤	Morgan Stanley (Capital Markets)	131,971	6,672,454
	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	77,500	6,504,575
	PayPal Holdings, Inc. (IT Services) (a)	48,964	4,021,903
¤	Phillips 66 (Oil, Gas & Consumable Fuels)	68,211	8,413,145
	Spotify Technology S.A. (Internet Software & Services) (a)	24,584	4,494,693
¤	UnitedHealth Group, Inc. (Health Care Providers & Services)	26,649	6,748,060
	Universal Display Corp. (Semiconductors & Semiconductor Equipment)	59,422	5,722,339
¤	Visa, Inc., Class A (IT Services)	52,153	7,131,401
			124,591,306
	Total Common Stocks (Cost $169,081,567)		195,366,988

	Short-Term Investment 1.4%
	Affiliated Investment Company 1.4%
	MainStay U.S. Government Liquidity Fund,1.75% (c)	2,675,711	2,675,711
	Total Short-Term Investment (Cost $2,675,711)		2,675,711
	Total Investments (Cost $171,757,278)	100.1%	198,042,699
	Other Assets, Less Liabilities	(0.1)	(110,179)
	Net Assets	100.0%	$197,932,520

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2018, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Rate reported is the current yield as of July 31, 2018

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$195,366,988	$—	$—	$195,366,988
Short-Term Investment
Affiliated Investment Company	2,675,711	—	—	2,675,711
Total Investments in Securities	$198,042,699	$—	$—	$198,042,699

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch Global Equity Yield Fund

Portfolio of Investments July 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 99.0% †
	Australia 2.6%
	Commonwealth Bank of Australia (Banks)	396,100	$22,009,381
	Macquarie Group, Ltd. (Capital Markets)	199,451	18,199,723
	Sonic Healthcare, Ltd. (Health Care Providers & Services)	944,636	18,303,390
	Westpac Banking Corp. (Banks)	1,310,712	28,687,947
			87,200,441
	Canada 6.2%
¤	BCE, Inc. (Diversified Telecommunication Services)	1,312,950	55,794,193
	Nutrien, Ltd. (Chemicals)	523,130	28,358,877
	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	907,678	32,655,057
	Rogers Communications, Inc., Class B (Wireless Telecommunication Services)	712,443	36,321,805
	Royal Bank of Canada (Banks)	309,453	24,157,245
	TELUS Corp. (Diversified Telecommunication Services)	730,969	26,719,127
			204,006,304
	France 7.8%
	AXA S.A. (Insurance)	2,057,411	51,966,002
	Cie Generale des Etablissements Michelin SCA (Auto Components)	177,841	22,896,216
	Sanofi (Pharmaceuticals)	295,632	25,709,505
	SCOR S.E. (Insurance)	613,205	23,841,953
¤	TOTAL S.A. (Oil, Gas & Consumable Fuels)	929,624	60,722,935
	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts) (a)	190,544	42,300,975
	Vinci S.A. (Construction & Engineering)	284,083	28,568,549
			256,006,135
	Germany 8.2%
¤	Allianz S.E., Registered (Insurance)	250,060	55,305,982
	BASF S.E. (Chemicals)	354,527	34,060,753
	Daimler A.G., Registered (Automobiles)	424,971	29,393,990
	Deutsche Post A.G., Registered (Air Freight & Logistics)	709,055	25,031,538
	Deutsche Telekom A.G., Registered (Diversified Telecommunication Services) (a)	2,752,551	45,544,539
¤	Muenchener Rueckversicherungs-Gesellschaft A.G., Registered (Insurance)	250,594	55,602,836
	Siemens A.G., Registered (Industrial Conglomerates)	172,067	24,297,701
			269,237,339
	Italy 3.1%
	Assicurazioni Generali S.p.A. (Insurance)	1,016,235	18,062,682
	Snam S.p.A. (Oil, Gas & Consumable Fuels)	7,509,748	32,272,098
	Terna Rete Elettrica Nazionale S.p.A. (Electric Utilities)	9,036,410	50,614,615
			100,949,395
	Netherlands 1.7%
¤	Royal Dutch Shell PLC, Class A, Sponsored ADR (Oil, Gas & Consumable Fuels)	807,214	55,189,221

	Norway 1.5%
	Equinor ASA (Oil, Gas & Consumable Fuels)	946,946	25,146,170
	Orkla ASA (Food Products)	2,862,781	24,217,281
			49,363,451
	Singapore 1.1%
	Singapore Exchange, Ltd. (Capital Markets)	3,218,450	17,589,355
	Singapore Telecommunications, Ltd. (Diversified Telecommunication Services)	7,301,814	17,217,305
			34,806,660
	Spain 1.8%
	Naturgy Energy Group S.A. (Gas Utilities)	1,018,544	27,608,177
	Red Electrica Corp. S.A. (Electric Utilities)	1,493,173	31,673,197
			59,281,374
	Sweden 0.7%
	Svenska Handelsbanken A.B., Class A (Banks)	1,874,261	23,159,288

	Switzerland 3.9%
	Nestle S.A., Registered (Food Products)	386,862	31,530,337
	Novartis A.G., Registered (Pharmaceuticals)	409,958	34,464,378
	Roche Holding A.G. (Pharmaceuticals)	135,113	33,165,899
	Swisscom A.G., Registered (Diversified Telecommunication Services)	58,895	27,676,457
			126,837,071
	Taiwan 0.6%
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	459,615	18,940,734

	United Kingdom 14.5%
¤	AstraZeneca PLC, Sponsored ADR (Pharmaceuticals)	1,552,068	60,732,421
	BAE Systems PLC (Aerospace & Defense)	5,029,210	43,118,302
	British American Tobacco PLC (Tobacco)	683,649	37,696,547
	British American Tobacco PLC, Sponsored ADR (Tobacco)	325,657	17,839,490
	Diageo PLC (Beverages)	483,866	17,795,449
¤	GlaxoSmithKline PLC (Pharmaceuticals)	2,729,977	56,672,367
¤	Imperial Brands PLC (Tobacco)	1,466,612	56,248,527
	Lloyds Banking Group PLC (Banks)	32,989,539	27,010,792
	Micro Focus International PLC (Software)	733,306	12,031,256
	National Grid PLC (Multi-Utilities)	3,961,008	42,283,624
	SSE PLC (Electric Utilities)	1,400,788	22,982,546
	Unilever PLC (Personal Products)	602,812	34,457,658
	Vodafone Group PLC (Wireless Telecommunication Services)	19,761,158	48,243,748
			477,112,727
	United States 45.3%
	AbbVie, Inc. (Biotechnology)	220,569	20,343,079
	Altria Group, Inc. (Tobacco)	881,122	51,704,239
	Ameren Corp. (Multi-Utilities)	389,171	24,151,952
	American Electric Power Co., Inc. (Electric Utilities)	349,908	24,892,455
	Arthur J. Gallagher & Co. (Insurance)	273,690	19,527,781
	AT&T, Inc. (Diversified Telecommunication Services)	1,512,804	48,364,344
	BB&T Corp. (Banks)	347,900	17,676,799
	BlackRock, Inc. (Capital Markets)	33,489	16,836,930
	CenturyLink, Inc. (Diversified Telecommunication Services)	1,135,368	21,310,857
	Cisco Systems, Inc. (Communications Equipment)	998,913	42,244,031
	CME Group, Inc. (Capital Markets)	105,087	16,721,443
	Coca-Cola Co. (Beverages)	392,636	18,308,617
	Dominion Energy, Inc. (Multi-Utilities)	531,213	38,093,284
	DowDuPont, Inc. (Chemicals)	344,134	23,666,095
¤	Duke Energy Corp. (Electric Utilities)	645,540	52,688,975
	Eaton Corp. PLC (Electrical Equipment)	513,089	42,673,612
	Emerson Electric Co. (Electrical Equipment)	299,096	21,618,659
	Entergy Corp. (Electric Utilities)	472,318	38,390,007
	Enterprise Products Partners, L.P. (Oil, Gas & Consumable Fuels)	1,457,373	42,263,817
	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	482,711	39,345,774
	FirstEnergy Corp. (Electric Utilities)	835,978	29,618,700
	Intel Corp. (Semiconductors & Semiconductor Equipment)	460,770	22,163,037
	Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	929,624	32,639,099
	Johnson & Johnson (Pharmaceuticals)	170,912	22,649,258
	Kimberly-Clark Corp. (Household Products)	241,355	27,480,680
	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	426,125	30,638,387
	Leggett & Platt, Inc. (Household Durables)	593,573	25,861,976
	Lockheed Martin Corp. (Aerospace & Defense)	71,598	23,348,108
	Magellan Midstream Partners, L.P. (Oil, Gas & Consumable Fuels)	412,268	29,584,352
	McDonald's Corp. (Hotels, Restaurants & Leisure)	155,899	24,560,328
	Merck & Co., Inc. (Pharmaceuticals)	389,171	25,634,694
	MetLife, Inc. (Insurance)	791,046	36,182,444
	Microsoft Corp. (Software)	244,820	25,970,506
	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	557,774	46,813,972
	People's United Financial, Inc. (Banks)	1,136,335	20,715,387
	PepsiCo., Inc. (Beverages)	213,640	24,568,600
	Pfizer, Inc. (Pharmaceuticals)	1,218,327	48,647,797
	Philip Morris International, Inc. (Tobacco)	487,331	42,056,665
	PPL Corp. (Electric Utilities)	1,139,800	32,792,046
	Procter & Gamble Co. (Household Products)	272,535	22,042,631
	Public Storage (Equity Real Estate Investment Trusts)	94,694	20,627,194
	QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	341,123	21,862,573
	Southern Co. (Electric Utilities)	497,724	24,189,386
	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	311,799	34,709,465
	United Parcel Service, Inc., Class B (Air Freight & Logistics)	203,247	24,367,283
¤	Verizon Communications, Inc. (Diversified Telecommunication Services)	1,153,658	59,574,899
	WEC Energy Group, Inc. (Multi-Utilities)	357,991	23,759,863
	Wells Fargo & Co. (Banks)	308,335	17,664,512
	Welltower, Inc. (Equity Real Estate Investment Trusts)	715,983	44,820,536
			1,486,367,128
	Total Common Stocks (Cost $3,048,210,762)		3,248,457,268

	Short-Term Investment 1.1%
	Affiliated Investment Company 1.1%
	MainStay U.S. Government Liquidity Fund, 1.75% (b)	34,983,406	34,983,406
	Total Short-Term Investment (Cost $34,983,406)		34,983,406
	Total Investments (Cost $3,083,194,168)	100.1%	3,283,440,674
	Other Assets, Less Liabilities	(0.1)	(3,732,575)
	Net Assets	100.0%	$3,279,708,099

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2018, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	Rate reported is the current yield as of July 31, 2018

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$3,248,457,268	$—	$—	$3,248,457,268
Short-Term Investment
Affiliated Investment Company	34,983,406	—	—	34,983,406
Total Investments in Securities	$3,283,440,674	$—	$—	$3,283,440,674

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch International Choice Fund

Portfolio of Investments July 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 97.3% †
	Canada 2.8%
	Fairfax Financial Holdings, Ltd. (Insurance)	28,173	$15,918,173

	China 2.7%
	Baidu, Inc., Sponsored ADR (Internet Software & Services) (a)	60,768	15,020,634

	Denmark 2.7%
	ISS A/S (Commercial Services & Supplies)	410,600	15,347,847

	France 11.1%
	Danone S.A. (Food Products)	167,717	13,181,216
¤	Pernod Ricard S.A. (Beverages)	119,064	19,206,431
	Safran S.A. (Aerospace & Defense)	82,478	10,228,061
¤	TOTAL S.A. (Oil, Gas & Consumable Fuels)	299,926	19,591,132
			62,206,840
	Germany 10.4%
	Fresenius S.E. & Co. KGaA (Health Care Providers & Services)	204,849	15,814,442
	Merck KGaA (Pharmaceuticals)	67,922	6,979,832
¤	SAP S.E. (Software)	209,016	24,404,623
	Siemens A.G., Registered (Industrial Conglomerates)	78,915	11,143,642
			58,342,539
	India 1.8%
	ICICI Bank, Ltd., Sponsored ADR (Banks) (a)	1,115,920	9,853,574

	Japan 18.5%
	Bridgestone Corp. (Auto Components)	444,400	17,463,611
	Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	744,150	12,911,067
¤	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	468,190	21,639,368
	SMC Corp. (Machinery)	32,400	10,860,368
¤	Sony Corp. (Household Durables)	406,000	21,161,454
¤	Subaru Corp. (Automobiles)	679,500	19,774,565
			103,810,433
	Netherlands 9.2%
	Akzo Nobel N.V. (Chemicals)	186,487	17,249,223
	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	33,243	7,133,141
	Koninklijke DSM N.V. (Chemicals)	106,558	11,356,371
	Royal Dutch Shell PLC, Class A (Oil, Gas & Consumable Fuels)	462,740	15,882,704
			51,621,439
	Portugal 1.3%
	NOS SGPS S.A. (Media)	1,296,680	7,554,070

	Republic of Korea 4.2%
¤	Samsung Electronics Co., Ltd., GDR (Technology Hardware, Storage & Peripherals)	23,063	23,708,764

	Spain 1.9%
	Aena SME, S.A. (Transportation Infrastructure)	59,983	10,899,930

	Sweden 1.6%
	Svenska Handelsbanken A.B., Class A (Banks)	721,459	8,914,701

	Switzerland 18.1%
	ABB, Ltd., Registered (Electrical Equipment)	733,618	16,826,203
	Julius Baer Group, Ltd. (Capital Markets) (a)	327,143	17,986,835
¤	LafargeHolcim, Ltd., Registered (Construction Materials) (a)	464,267	23,744,363
¤	Nestle S.A., Registered (Food Products)	250,734	20,435,524
¤	Novartis A.G., Registered (Pharmaceuticals)	268,374	22,561,684
			101,554,609
	United Kingdom 8.3%
	Dignity PLC (Diversified Consumer Services)	467,244	6,206,403
	Lloyds Banking Group PLC (Banks)	22,888,613	18,740,473
	Meggitt PLC (Aerospace & Defense)	731,789	5,476,824
	Royal Bank of Scotland Group PLC (Banks) (a)	4,822,853	16,167,416
			46,591,116
	United States 2.7%
	LivaNova PLC (Health Care Equipment & Supplies) (a)	135,691	14,943,650

	Total Common Stocks (Cost $426,943,328)		546,288,319

Short-Term Investment 2.4%
Affiliated Investment Company 2.4%
MainStay U.S. Government Liquidity Fund, 1.75% (b)	13,495,171	13,495,171
Total Short-Term Investment (Cost $13,495,171)		13,495,171
Total Investments (Cost $440,438,499)	99.7%	559,783,490
Other Assets, Less Liabilities	0.3	1,488,882
Net Assets	100.0%	$561,272,372

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2018, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	Rate reported is the current yield as of July 31, 2018.

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$546,288,319	$—	$—	$546,288,319
Short-Term Investment
Affiliated Investment Company	13,495,171	—	—	13,495,171
Total Investments in Securities	$559,783,490	$—	$—	$559,783,490

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch U.S. All Cap Fund

Portfolio of Investments July 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 96.7% †
	Aerospace & Defense 4.3%
¤	Boeing Co.	53,464	$19,049,223
	Hexcel Corp.	204,832	14,135,457
			33,184,680
	Air Freight & Logistics 1.0%
	XPO Logistics, Inc. (a)	75,568	7,535,641

	Banks 5.8%
¤	Bank of America Corp.	744,920	23,003,129
	Bank OZK	259,404	10,609,624
	Western Alliance Bancorp (a)	194,533	11,033,912
			44,646,665
	Beverages 0.9%
	Coca-Cola Co.	154,145	7,187,781

	Building Products 3.0%
	Fortune Brands Home & Security, Inc.	147,549	8,557,842
	Johnson Controls International PLC	386,520	14,498,365
			23,056,207
	Capital Markets 3.3%
	Ameriprise Financial, Inc.	57,515	8,378,210
	Morgan Stanley	337,684	17,073,303
			25,451,513
	Chemicals 3.1%
	DowDuPont, Inc.	222,075	15,272,098
	Ecolab, Inc.	60,408	8,499,405
			23,771,503
	Construction & Engineering 1.7%
	Jacobs Engineering Group, Inc.	197,195	13,336,298

	Construction Materials 1.6%
	Martin Marietta Materials, Inc.	61,565	12,277,292

	Consumer Finance 0.9%
	Discover Financial Services	99,176	7,082,158

	Containers & Packaging 0.9%
	Berry Global Group, Inc. (a)	147,780	7,219,053

	Diversified Financial Services 1.5%
	AXA Equitable Holdings, Inc. (a)	539,624	11,866,332

	Electrical Equipment 1.3%
	AMETEK, Inc.	130,190	10,128,782

	Electronic Equipment, Instruments & Components 1.0%
	Coherent, Inc. (a)	48,604	7,682,348

	Food & Staples Retailing 2.1%
	Costco Wholesale Corp.	72,559	15,869,379

	Health Care Equipment & Supplies 3.1%
	Boston Scientific Corp. (a)	360,598	12,119,699
	Danaher Corp.	110,401	11,324,934
			23,444,633
	Health Care Providers & Services 7.5%
¤	Centene Corp. (a)	131,694	17,163,679
¤	UnitedHealth Group, Inc.	101,606	25,728,671
	Universal Health Services, Inc., Class B	123,744	15,109,143
			58,001,493
	Hotels, Restaurants & Leisure 2.2%
	MGM Resorts International	232,028	7,278,719
	Starbucks Corp.	187,821	9,839,942
			17,118,661
	Household Durables 1.0%
	LGI Homes, Inc. (a)	153,798	7,949,819

	Insurance 4.8%
	American International Group, Inc.	171,967	9,494,298
	Chubb, Ltd.	45,942	6,419,016
	MetLife, Inc.	278,202	12,724,960
	Willis Towers Watson PLC	50,224	8,006,710
			36,644,984
	Internet & Direct Marketing Retail 1.0%
	Booking Holdings, Inc. (a)	3,587	7,277,019

	Internet Software & Services 2.8%
¤	Alphabet, Inc., Class C (a)	17,705	21,551,588

	IT Services 2.9%
	Sabre Corp.	287,344	7,074,409
	Visa, Inc., Class A	110,008	15,042,494
			22,116,903
	Machinery 1.9%
	Ingersoll-Rand PLC	148,822	14,660,455

	Metals & Mining 0.5%
	Reliance Steel & Aluminum Co.	44,785	4,039,607

	Multi-Utilities 1.0%
	WEC Energy Group, Inc.	114,220	7,580,781

	Multiline Retail 1.8%
	Dollar General Corp.	140,837	13,823,152

	Oil, Gas & Consumable Fuels 5.1%
	Anadarko Petroleum Corp.	192,797	14,103,101
¤	Occidental Petroleum Corp.	210,156	17,638,393
	Plains GP Holdings, L.P., Class A	303,083	7,361,886
			39,103,380
	Pharmaceuticals 3.9%
	Allergan PLC	81,933	15,083,046
	Pfizer, Inc.	374,022	14,934,698
			30,017,744
	Semiconductors & Semiconductor Equipment 6.8%
¤	Applied Materials, Inc.	366,731	17,834,129
	Cypress Semiconductor Corp.	498,889	8,885,213
	Marvell Technology Group, Ltd.	681,503	14,522,829
	Universal Display Corp.	114,914	11,066,218
			52,308,389
	Software 7.2%
¤	Microsoft Corp.	382,586	40,584,723
	PTC, Inc. (a)	157,154	14,444,024
			55,028,747
	Specialty Retail 4.6%
	CarMax, Inc. (a)	88,298	6,594,094
¤	Home Depot, Inc.	88,992	17,577,700
	TJX Cos., Inc.	118,849	11,559,254
			35,731,048
	Technology Hardware, Storage & Peripherals 5.0%
¤	Apple, Inc.	201,939	38,426,972

	Textiles, Apparel & Luxury Goods 1.2%
	Hanesbrands, Inc.	428,181	9,531,309

	Total Common Stocks (Cost $590,652,960)		744,652,316

	Short-Term Investment 3.6%
	Affiliated Investment Company 3.6%
	MainStay U.S. Government Liquidity Fund, 1.75% (b)	27,386,794	27,386,794
	Total Short-Term Investment (Cost $27,386,794)		27,386,794

	Total Investments (Cost $618,039,754)	100.3%	772,039,110
	Other Assets, Less Liabilities	(0.3)	(2,221,595)
	Net Assets	100.0%	$769,817,515

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2018, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	Rate reported is the current yield as of July 31, 2018.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$744,652,316	$—	$—	$744,652,316
Short-Term Investment
Affiliated Investment Company	27,386,794	—	—	27,386,794
Total Investments in Securities	$772,039,110	$—	$—	$772,039,110

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch U.S. Equity Yield Fund

Portfolio of Investments July 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 98.2% †
	Aerospace & Defense 5.1%
	Boeing Co.	42,501	$15,143,106
	General Dynamics Corp.	40,001	7,990,600
	Lockheed Martin Corp.	47,001	15,327,026
	Raytheon Co.	43,501	8,614,503
	United Technologies Corp.	75,503	10,248,777
			57,324,012
	Air Freight & Logistics 0.7%
	United Parcel Service, Inc., Class B	67,002	8,032,870

	Automobiles 0.4%
	Daimler A.G., Sponsored ADR	285,511	4,920,782

	Banks 3.5%
	BB&T Corp.	140,524	7,140,025
	M&T Bank Corp.	32,501	5,634,048
	People's United Financial, Inc.	493,020	8,987,755
	U.S. Bancorp	211,508	11,212,039
	Wells Fargo & Co.	104,004	5,958,389
			38,932,256
	Beverages 3.2%
	Coca-Cola Co.	164,006	7,647,600
	Coca-Cola European Partners PLC	259,510	10,702,192
	Molson Coors Brewing Co., Class B	94,503	6,331,701
	PepsiCo., Inc.	97,504	11,212,960
			35,894,453
	Biotechnology 2.0%
	AbbVie, Inc.	147,006	13,558,363
	Amgen, Inc.	45,001	8,844,947
			22,403,310
	Capital Markets 2.6%
	BlackRock, Inc.	29,001	14,580,543
	CME Group, Inc.	94,003	14,957,757
			29,538,300
	Chemicals 2.1%
	DowDuPont, Inc.	212,008	14,579,790
	Nutrien, Ltd.	172,507	9,351,605
			23,931,395
	Commercial Services & Supplies 2.6%
	Deluxe Corp.	84,503	4,979,762
	Republic Services, Inc.	157,006	11,379,795
	Waste Management, Inc.	138,005	12,420,450
			28,780,007
	Communications Equipment 1.5%
	Cisco Systems, Inc.	393,516	16,641,792

	Containers & Packaging 0.8%
	Bemis Co., Inc.	206,008	9,457,827

	Distributors 0.6%
	Genuine Parts Co.	64,502	6,276,690

	Diversified Telecommunication Services 4.7%
	AT&T, Inc.	516,021	16,497,191
	BCE, Inc.	255,510	10,841,289
	CenturyLink, Inc.	392,450	7,366,287
¤	Verizon Communications, Inc.	359,515	18,565,355
			53,270,122
	Electric Utilities 9.5%
	Alliant Energy Corp.	146,006	6,273,878
	American Electric Power Co., Inc.	167,007	11,880,878
	Duke Energy Corp.	199,008	16,243,033
	Entergy Corp.	191,508	15,565,770
	Evergy, Inc.	130,505	7,320,025
	Eversource Energy	183,007	11,112,185
	FirstEnergy Corp.	312,013	11,054,621
	Pinnacle West Capital Corp.	101,004	8,123,752
	PPL Corp.	383,516	11,033,755
	Southern Co.	173,507	8,432,440
			107,040,337
	Electrical Equipment 2.7%
¤	Eaton Corp. PLC	206,508	17,175,270
	Emerson Electric Co.	183,507	13,263,886
			30,439,156
	Equity Real Estate Investment Trusts 3.0%
	Iron Mountain, Inc.	317,013	11,130,326
	Public Storage	34,001	7,406,438
	Welltower, Inc.	245,010	15,337,626
			33,874,390
	Food & Staples Retailing 0.9%
	Walmart, Inc.	117,004	10,440,267

	Food Products 1.6%
	Campbell Soup Co.	169,007	6,912,386
	Kraft Heinz Co.	183,507	11,056,297
			17,968,683
	Health Care Equipment & Supplies 0.7%
	Medtronic PLC	90,003	8,120,971

	Health Care Providers & Services 1.3%
	CVS Health Corp.	83,003	5,383,575
	UnitedHealth Group, Inc.	35,001	8,862,953
			14,246,528
	Hotels, Restaurants & Leisure 2.7%
	Brinker International, Inc.	116,504	5,495,494
	Las Vegas Sands Corp.	203,508	14,632,225
	McDonald's Corp.	68,002	10,713,035
			30,840,754
	Household Durables 0.9%
	Leggett & Platt, Inc.	234,509	10,217,557

	Household Products 3.2%
	Colgate-Palmolive Co.	77,003	5,159,971
¤	Kimberly-Clark Corp.	149,006	16,965,823
	Procter & Gamble Co.	163,506	13,224,365
			35,350,159
	Industrial Conglomerates 2.5%
	3M Co.	75,503	16,030,797
	Honeywell International, Inc.	73,503	11,734,754
			27,765,551
	Insurance 5.3%
	Allianz S.E., Sponsored ADR	560,023	12,351,307
¤	Arthur J. Gallagher & Co.	246,510	17,588,489
	Marsh & McLennan Cos., Inc.	96,004	8,002,893
	MetLife, Inc.	296,012	13,539,589
	Travelers Cos., Inc.	63,950	8,322,453
			59,804,731
	IT Services 1.5%
	Automatic Data Processing, Inc.	43,001	5,804,705
	Paychex, Inc.	167,007	11,526,823
			17,331,528
	Metals & Mining 0.6%
	Reliance Steel & Aluminum Co.	77,503	6,990,771

	Multi-Utilities 6.4%
¤	Ameren Corp.	317,013	19,673,827
	Black Hills Corp.	125,005	7,496,550
	CMS Energy Corp.	185,007	8,943,238
	Dominion Energy, Inc.	170,007	12,191,202
	NiSource, Inc.	301,512	7,893,584
	WEC Energy Group, Inc.	229,509	15,232,512
			71,430,913
	Multiline Retail 0.6%
	Target Corp.	79,003	6,373,962

	Oil, Gas & Consumable Fuels 6.6%
	Enterprise Products Partners, L.P.	522,021	15,138,609
	Exxon Mobil Corp.	172,507	14,061,046
	Magellan Midstream Partners, L.P.	160,006	11,482,030
	Occidental Petroleum Corp.	191,508	16,073,266
¤	Royal Dutch Shell PLC, Class A, Sponsored ADR	258,010	17,640,144
			74,395,095
	Pharmaceuticals 4.4%
	Johnson & Johnson	124,005	16,433,143
	Merck & Co., Inc.	205,508	13,536,812
¤	Pfizer, Inc.	484,020	19,326,918
			49,296,873
	Semiconductors & Semiconductor Equipment 5.8%
	Analog Devices, Inc.	150,506	14,469,647
	Intel Corp.	161,506	7,768,438
	Maxim Integrated Products, Inc.	153,006	9,354,787
	Microchip Technology, Inc.	69,002	6,446,857
	QUALCOMM, Inc.	116,242	7,449,950
¤	Texas Instruments, Inc.	178,507	19,871,399
			65,361,078
	Software 2.0%
¤	Microsoft Corp.	157,506	16,708,237
	Oracle Corp.	122,505	5,841,038
			22,549,275
	Specialty Retail 1.0%
	Home Depot, Inc.	55,002	10,863,995

	Technology Hardware, Storage & Peripherals 0.9%
	Apple, Inc.	53,002	10,085,751

	Tobacco 4.3%
¤	Altria Group, Inc.	296,512	17,399,324
	British American Tobacco PLC, Sponsored ADR	296,012	16,215,538
	Philip Morris International, Inc.	170,007	14,671,604
			48,286,466
	Total Common Stocks (Cost $1,032,506,271)		1,104,478,607

	Short-Term Investment 0.1%
	Affiliated Investment Company 0.1%
	MainStay U.S. Government Liquidity Fund, 1.75% (a)	962,519	962,519
	Total Short-Term Investment (Cost $962,519)		962,519

	Total Investments (Cost $1,033,468,790)	98.3%	1,105,441,126
	Other Assets, Less Liabilities	1.7	19,529,554
	Net Assets	100.0%	$1,124,970,680

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2018, excluding short-term investment. May be subject to change daily.
(a)	Rate reported is the current yield as of July 31, 2018.

The following abbreviation is used in the preceding pages:

ADR —American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,104,478,607	$—	$—	$1,104,478,607
Short-Term Investment
Affiliated Investment Company	962,519	—	—	962,519
Total Investments in Securities	$1,105,441,126	$—	$—	$1,105,441,126

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch U.S. Small Cap Fund

Portfolio of Investments July 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 96.4% †
	Aerospace & Defense 1.6%
	Hexcel Corp.	137,957	$9,520,413

	Auto Components 3.9%
	Dorman Products, Inc. (a)	151,713	11,329,927
¤	LCI Industries	133,548	12,279,738
			23,609,665
	Banks 10.0%
	Bank of Hawaii Corp.	121,049	9,743,234
¤	Bank OZK	291,595	11,926,236
	Eagle Bancorp, Inc. (a)	201,140	10,871,617
	Horizon Bancorp, Inc.	388,960	8,172,050
	Texas Capital Bancshares, Inc. (a)	119,704	10,869,123
	Western Alliance Bancorp (a)	143,145	8,119,184
			59,701,444
	Building Products 1.0%
	American Woodmark Corp. (a)	73,843	6,162,198

	Capital Markets 5.2%
	Artisan Partners Asset Management, Inc., Class A	260,489	8,973,846
	Diamond Hill Investment Group, Inc.	48,472	9,294,021
	Morningstar, Inc.	59,382	7,838,424
	Pzena Investment Management, Inc., Class A	505,778	4,931,336
			31,037,627
	Chemicals 2.0%
¤	Valvoline, Inc.	538,299	12,160,174

	Commercial Services & Supplies 5.1%
	Casella Waste Systems, Inc., Class A (a)	346,430	9,547,611
	Knoll, Inc.	362,186	8,167,294
¤	U.S. Ecology, Inc.	190,027	12,883,831
			30,598,736
	Construction Materials 1.7%
	Summit Materials, Inc., Class A (a)	416,370	10,450,887

	Consumer Finance 1.1%
	Credit Acceptance Corp. (a)	17,292	6,633,211

	Electronic Equipment, Instruments & Components 1.9%
	Coherent, Inc. (a)	70,990	11,220,679

	Energy Equipment & Services 4.1%
	Core Laboratories N.V.	66,601	7,467,304
	Newpark Resources, Inc. (a)	691,708	7,643,374
	Oil States International, Inc. (a)	264,219	9,221,243
			24,331,921
	Equity Real Estate Investment Trusts 2.8%
	CubeSmart	181,472	5,509,490
	GEO Group, Inc.	442,546	11,453,090
			16,962,580
	Food & Staples Retailing 1.3%
	Casey's General Stores, Inc.	71,304	7,799,231

	Food Products 3.5%
	B&G Foods, Inc. (b)	361,802	11,360,583
	J & J Snack Foods Corp.	66,219	9,599,106
			20,959,689
	Health Care Equipment & Supplies 2.0%
¤	LeMaitre Vascular, Inc.	325,103	11,703,708

	Health Care Providers & Services 7.2%
	AMN Healthcare Services, Inc. (a)	115,538	6,990,049
¤	Encompass Health Corp.	164,857	12,468,135
¤	Molina Healthcare, Inc. (a)	115,369	12,008,759
¤	Universal Health Services, Inc., Class B	95,297	11,635,764
			43,102,707
	Hotels, Restaurants & Leisure 5.8%
	Cedar Fair, L.P.	187,209	10,697,122
	Cheesecake Factory, Inc.	119,844	6,714,859
	Eldorado Resorts, Inc. (a)	137,188	5,878,506
	Extended Stay America, Inc.	531,284	11,311,037
			34,601,524
	Household Durables 1.6%
	LGI Homes, Inc. (a)	185,224	9,574,229

	Household Products 1.3%
	Central Garden & Pet Co., Class A (a)	196,176	7,870,581

	Insurance 1.8%
	Universal Insurance Holdings, Inc.	249,570	11,080,908

	Internet & Direct Marketing Retail 1.3%
	PetMed Express, Inc.	208,582	7,744,650

	Internet Software & Services 1.7%
	Stamps.com, Inc. (a)	39,121	10,210,581

	IT Services 2.7%
	MAXIMUS, Inc.	111,153	7,203,826
	Sabre Corp.	369,487	9,096,770
			16,300,596
	Leisure Products 0.9%
	Brunswick Corp.	84,649	5,442,931

	Life Sciences Tools & Services 2.3%
	Bio-Techne Corp.	26,329	4,229,491
	Bruker Corp.	300,475	9,735,390
			13,964,881
	Machinery 6.7%
	Alamo Group, Inc.	77,564	7,213,452
	John Bean Technologies Corp.	83,127	9,193,846
	Kadant, Inc.	60,716	5,865,165
	Timken Co.	130,656	6,434,808
¤	Woodward, Inc.	139,494	11,607,296
			40,314,567
	Metals & Mining 1.5%
	Compass Minerals International, Inc.	128,976	8,751,022

	Professional Services 0.7%
	Insperity, Inc.	40,991	3,898,244

	Real Estate Management & Development 1.3%
	Howard Hughes Corp. (a)	58,410	7,917,475

	Road & Rail 1.6%
	Genesee & Wyoming, Inc., Class A (a)	109,515	9,418,290

	Semiconductors & Semiconductor Equipment 4.6%
	Advanced Energy Industries, Inc. (a)	123,470	7,561,303
	Inphi Corp. (a)	260,704	8,196,534
¤	Universal Display Corp.	120,472	11,601,453
			27,359,290
	Software 0.8%
	QAD, Inc., Class A	94,252	4,693,750

	Textiles, Apparel & Luxury Goods 1.6%
	Carter's, Inc.	91,409	9,582,405

	Thrifts & Mortgage Finance 3.8%
	BofI Holding, Inc. (a)	256,243	9,998,602
	HFF, Inc., Class A	137,231	6,176,767
	Hingham Institution For Savings	30,236	6,684,273
			22,859,642
	Total Common Stocks (Cost $495,064,338)		577,540,436

	Short-Term Investment 3.0%
	Affiliated Investment Company 3.0%
	MainStay U.S. Government Liquidity Fund, 1.75% (c)	18,067,132	18,067,132
	Total Short-Term Investment (Cost $18,067,132)		18,067,132

	Total Investments (Cost $513,131,470)	99.4%	595,607,568
	Other Assets, Less Liabilities	0.6	3,682,501
	Net Assets	100.0%	$599,290,069

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2018, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2018, the market value of securities loaned was $5,021,865 and the Fund received non-cash collateral in the amount of $5,197,790.
(c)	Rate reported is the current yield as of July 31, 2018.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$577,540,436	$—	$—	$577,540,436
Short-Term Investment
Affiliated Investment Company	18,067,132	—	—	18,067,132
Total Investments in Securities	$595,607,568	$—	$—	$595,607,568

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Floating Rate Fund

Portfolio of Investments July 31, 2018 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 96.4% †
	Corporate Bonds 3.4%
	Aerospace & Defense 0.1%
	DAE Funding LLC 5.00%, due 8/1/24 (a)	$1,000,000	$982,500

	Auto Parts & Equipment 0.1%
	Cooper-Standard Automotive, Inc. 5.625%, due 11/15/26 (a)	600,000	589,500
	Delphi Technologies PLC 5.00%, due 10/1/25 (a)	1,200,000	1,131,612
			1,721,112
	Building Materials 0.1%
	Jeld-Wen, Inc. (a)
	4.625%, due 12/15/25	590,000	560,500
	4.875%, due 12/15/27	780,000	726,375
			1,286,875
	Chemicals 0.2%
	Platform Specialty Products Corp. 5.875%, due 12/1/25 (a)	2,800,000	2,813,160

	Chemicals, Plastics & Rubber 0.3%
	Alpha 3 B.V. / Alpha U.S. Bidco, Inc. 6.25%, due 2/1/25 (a)	1,600,000	1,564,000
	Platform Specialty Products Corp. 6.50%, due 2/1/22 (a)	1,500,000	1,537,500
	Versum Materials, Inc. 5.50%, due 9/30/24 (a)	1,950,000	1,986,563
			5,088,063
	Commercial Services 0.3%
	Hertz Corp. 5.875%, due 10/15/20	3,300,000	3,262,380
	KAR Auction Services, Inc. 5.125%, due 6/1/25 (a)	1,400,000	1,358,000
			4,620,380
	Electric 0.7%
	NRG Energy, Inc. 7.25%, due 5/15/26	2,700,000	2,875,500
¤	Vistra Energy Corp.
	7.375%, due 11/1/22	2,000,000	2,087,500
	7.625%, due 11/1/24	1,500,000	1,607,325
	8.125%, due 1/30/26 (a)	3,750,000	4,121,437
			10,691,762
	Entertainment 0.1%
	Pinnacle Entertainment, Inc. 5.625%, due 5/1/24	1,250,000	1,309,375

	Environmental Controls 0.1%
	Advanced Disposal Services, Inc. 5.625%, due 11/15/24 (a)	1,200,000	1,185,000
	Wrangler Buyer Corp. 6.00%, due 10/1/25 (a)	550,000	517,000
			1,702,000
	Finance - Other Services 0.1%
	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, due 7/1/21	1,000,000	1,002,500

	Health Care - Services 0.1%
	CHS / Community Health Systems, Inc. 6.25%, due 3/31/23	1,000,000	930,000
	MPH Acquisition Holdings LLC 7.125%, due 6/1/24 (a)	330,000	341,550
			1,271,550
	Household Products & Wares 0.0% ‡
	Prestige Brands, Inc. 6.375%, due 3/1/24 (a)	700,000	699,125

	Housewares 0.1%
	Scotts Miracle-Gro Co. 5.25%, due 12/15/26	800,000	764,000

	Insurance 0.1%
	Acrisure, LLC / Acrisure Finance, Inc. 7.00%, due 11/15/25 (a)	2,280,000	2,063,400

	Machinery - Diversified 0.0% ‡
	RBS Global, Inc. / Rexnord LLC 4.875%, due 12/15/25 (a)	700,000	672,000

	Media 0.3%
	Altice France S.A. 6.00%, due 5/15/22 (a)	2,000,000	2,061,400
	E.W. Scripps Co. 5.125%, due 5/15/25 (a)	1,200,000	1,129,128
	Salem Media Group, Inc. 6.75%, due 6/1/24 (a)	1,400,000	1,267,000
			4,457,528
	Miscellaneous - Manufacturing 0.1%
	Koppers, Inc. 6.00%, due 2/15/25 (a)	2,000,000	2,004,000

	Oil & Gas 0.0% ‡
	EP Energy LLC / Everest Acquistion Finance, Inc. 8.00%, due 2/15/25 (a)	800,000	610,000

	Oil & Gas Services 0.0% ‡
	USA Compression Partners, L.P. / USA Compression Finance Corp. 6.875%, due 4/1/26 (a)	640,000	658,400

	Packaging & Containers 0.3%
	ARD Finance S.A. 7.125% (7.875% PIK), due 9/15/23 (b)	1,330,000	1,343,300
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 7.25%, due 5/15/24 (a)	1,200,000	1,251,000
	Greif, Inc. 7.75%, due 8/1/19	1,350,000	1,402,718
	Plastipak Holdings, Inc. 6.25%, due 10/15/25 (a)	530,000	486,275
			4,483,293
	Pharmaceuticals 0.2%
	Bausch Health Cos., Inc. (a)
	5.50%, due 11/1/25	700,000	701,260
	6.50%, due 3/15/22	1,500,000	1,564,050
			2,265,310
	Pipelines 0.1%
	Energy Transfer Equity, L.P. 4.25%, due 3/15/23	1,400,000	1,361,500

	Retail 0.0% ‡
	PetSmart, Inc. 5.875%, due 6/1/25 (a)	800,000	628,000

	Total Corporate Bonds (Cost $53,298,955)		53,155,833

	Floating Rate Loans 83.1% (c)
	Aerospace & Defense 0.9%
	DAE Aviation Holdings, Inc. 1st Lien Term Loan 5.83% (1 Month LIBOR + 3.75%), due 7/7/22	5,139,110	5,120,759
	Engility Corp. Term Loan B2 4.827% (1 Month LIBOR + 2.75%), due 8/12/23	1,688,089	1,691,043
	TransDigm, Inc.
	2018 Term Loan F 4.577% (1 Month LIBOR + 2.50%), due 6/9/23	7,037,451	7,036,170
	2018 Term Loan E 4.577% (1 Month LIBOR + 2.50%), due 5/30/25	997,500	996,669
			14,844,641
	Automobile 3.3%
	American Axle and Manufacturing, Inc. Term Loan B 4.32% (3 Month LIBOR + 2.25%), due 4/6/24	3,920,025	3,900,425
	AP Exhaust Acquisition LLC 1st Lien Term Loan 7.355% (3 Month LIBOR + 5.00%), due 5/10/24	3,465,000	3,309,075
	Autodata, Inc. 1st Lien Term Loan 5.329% (1 Month LIBOR + 3.25%), due 12/13/24	1,047,375	1,046,066
	Belron Finance U.S. LLC Term Loan B 4.863% (3 Month LIBOR + 2.50%), due 11/7/24	2,487,500	2,492,164
	CH Hold Corp. 1st Lien Term Loan 5.077% (1 Month LIBOR + 3.00%), due 2/1/24	4,439,644	4,461,842
	Chassix, Inc. (d)
	2017 1st Lien Term Loan 7.875% (3 Month LIBOR + 5.50%), due 11/15/23	1,724,722	1,741,969
	2017 1st Lien Term Loan 8.00% (6 Month LIBOR + 5.50%), due 11/15/23	1,757,778	1,775,356
	Federal-Mogul Holdings Corp.
	New Term Loan C 5.82% (1 Month LIBOR + 3.75%), due 4/15/21	4,329,468	4,336,685
	New Term Loan C 5.83% (1 Month LIBOR + 3.75%), due 4/15/21	1,432,923	1,435,312
	KAR Auction Services, Inc. Term Loan B5 4.625% (1 Month LIBOR + 2.50%), due 3/9/23	2,307,399	2,310,283
	L&W, Inc. 2018 Term Loan B 6.081% (1 Month LIBOR + 4.00%), due 5/22/25	3,200,000	3,202,000
	Mavis Tire Express Services Corp.
	2018 Delayed Draw Term Loan 1.239%, due 3/20/25	24,662	24,523
	2018 1st Lien Term Loan 5.336% (1 Month LIBOR + 3.25%), due 3/20/25	2,761,349	2,745,816
	Tenneco, Inc. 1st Lien Term Loan B TBD, due 6/14/25 (e)	10,400,000	10,341,500
	Tower Automotive Holdings USA LLC 2017 Term Loan B 4.875% (1 Month LIBOR + 2.75%), due 3/7/24	4,282,301	4,293,006
	Truck Hero, Inc. 1st Lien Term Loan 5.831% (1 Month LIBOR + 3.75%), due 4/21/24	4,339,500	4,339,500
			51,755,522
	Banking 1.1%
	Broadstreet Partners, Inc. 2018 Term Loan B 5.327% (1 Month LIBOR + 3.25%), due 11/8/23	2,481,108	2,484,984
	Capital Automotive L.P. 2017 2nd Lien Term Loan 8.08% (1 Month LIBOR + 6.00%), due 3/24/25 (d)	4,244,123	4,307,785
	Focus Financial Partners LLC 2018 1st Lien Term Loan TBD, due 7/3/24	—	0
	Greenhill & Co., Inc. (d)
	1st Lien Term Loan 5.822% (1 Month LIBOR + 3.75%), due 10/12/22	1,750,000	1,758,750
	1st Lien Term Loan 5.824% (1 Month LIBOR + 3.75%), due 10/12/22	1,350,000	1,356,750
	1st Lien Term Loan 6.084% (3 Month LIBOR + 3.75%), due 10/12/22	312,500	314,062
	Jane Street Group LLC 2018 Term Loan B 5.827% (1 Month LIBOR + 3.75%), due 8/25/22 (d)	2,494,055	2,509,643
	Russell Investments U.S. Inst'l Holdco, Inc. Term Loan B 5.327% (1 Month LIBOR + 3.25%), due 6/1/23	3,468,513	3,474,583
	VFH Parent LLC 2017 Refinanced Term Loan B 5.586% (3 Month LIBOR + 3.25%), due 12/30/21 (d)	798,361	803,351
			17,009,908
	Beverage, Food & Tobacco 3.1%
	Acosta Holdco, Inc. 2015 Term Loan 5.327% (1 Month LIBOR + 3.25%), due 9/26/21	2,283,509	1,789,700
	Advantage Sales & Marketing, Inc.
	2014 1st Lien Term Loan 5.327% (1 Month LIBOR + 3.25%), due 7/23/21	2,753,563	2,599,247
	Incremental Term Loan B 5.327% (1 Month LIBOR + 3.25%), due 7/25/21	1,485,000	1,401,778
	2014 2nd Lien Term Loan 8.577% (1 Month LIBOR + 6.50%), due 7/25/22	1,458,333	1,269,479
	Albertsons LLC
	2017 Term Loan B4 4.827% (1 Month LIBOR + 2.75%), due 8/25/21	3,837,942	3,817,555
	2017 Term Loan B6 5.319% (3 Month LIBOR + 3.00%), due 6/22/23	1,576,851	1,566,118
	American Seafoods Group LLC 2017 1st Lien Term Loan 4.83% (1 Month LIBOR + 2.75%), due 8/21/23 (d)	1,922,250	1,917,444
	Arctic Glacier U.S.A., Inc. 2018 Term Loan B 5.577% (1 Month LIBOR + 3.50%), due 3/20/24	2,419,467	2,428,540
	ASP MSG Acquisition Co., Inc. 2017 Term Loan B 6.077% (1 Month LIBOR + 4.00%), due 8/16/23	3,124,004	3,123,030
	CH Guenther & Son, Inc. 2018 Term Loan B 4.827% (1 Month LIBOR + 2.75%), due 3/31/25 (d)	2,750,000	2,746,562
	Chobani LLC 2017 Term Loan B 5.577% (1 Month LIBOR + 3.50%), due 10/10/23	1,975,016	1,973,371
	Hearthside Food Solutions LLC 2018 Term Loan B 5.064% (3 Month LIBOR + 3.00%), due 5/23/25	7,200,000	7,145,100
	JBS USA LLC 2017 Term Loan B 4.835% (3 Month LIBOR + 2.50%), due 10/30/22	7,121,970	7,113,067
	Post Holdings, Inc. 2017 Series A Incremental Term Loan 4.07% (1 Month LIBOR + 2.00%), due 5/24/24	2,475,000	2,474,107
	Supervalu Inc.
	2017 Delayed Draw Term Loan 5.577% (1 Month LIBOR + 3.50%), due 6/8/24	779,018	779,505
	2017 Term Loan B 5.577% (1 Month LIBOR + 3.50%), due 6/8/24	1,298,363	1,299,175
	U.S. Foods, Inc. 2016 Term Loan B 4.077% (1 Month LIBOR + 2.00%), due 6/27/23	4,892,462	4,892,462
			48,336,240
	Broadcasting & Entertainment 4.3%
	CBS Radio, Inc. 2017 Term Loan B 4.831% (1 Month LIBOR + 2.75%), due 11/17/24	1,554,292	1,543,930
	Charter Communications Operating LLC 2017 Term Loan B 4.08% (1 Month LIBOR + 2.00%), due 4/30/25	9,950,000	9,951,134
	Cumulus Media New Holdings, Inc. Exit Term Loan 6.58% (1 Month LIBOR + 4.50%), due 5/15/22 (f)	2,938,113	2,897,714
	Global Eagle Entertainment, Inc. 1st Lien Term Loan 10.02% (6 Month LIBOR + 7.50%), due 1/6/23	2,034,375	2,071,671
	iHeartCommunications, Inc. Term Loan D TBD, due 1/30/19 (f)(g)	3,250,000	2,513,332
	Meredith Corp. Term Loan B 5.077% (1 Month LIBOR + 3.00%), due 1/31/25	3,491,250	3,500,523
	Mission Broadcasting, Inc. 2017 Term Loan B2 4.592% (1 Month LIBOR + 2.50%), due 1/17/24	305,260	305,260
	Nexstar Broadcasting, Inc. 2017 Term Loan B2 4.592% (1 Month LIBOR + 2.50%), due 1/17/24	2,289,827	2,289,827
	Sinclair Television Group, Inc. 2017 Term Loan B TBD, due 12/12/24 (e)	9,166,667	9,148,333
	Tribune Media Co.
	Term Loan 5.077% (1 Month LIBOR + 3.00%), due 12/27/20	430,305	430,305
	Term Loan C 5.077% (1 Month LIBOR + 3.00%), due 1/27/24	6,877,714	6,869,117
	Unitymedia Finance LLC Term Loan B 4.322% (1 Month LIBOR + 2.25%), due 9/30/25	3,500,000	3,490,158
	Univision Communications, Inc. Term Loan C5 4.827% (1 Month LIBOR + 2.75%), due 3/15/24	10,989,790	10,663,525
	Virgin Media Bristol LLC 2017 Term Loan K 4.572% (1 Month LIBOR + 2.50%), due 1/15/26	8,095,238	8,080,060
	WideOpenWest Finance LLC 2017 Term Loan B 5.329% (1 Month LIBOR + 3.25%), due 8/18/23	2,955,165	2,819,721
			66,574,610
	Buildings & Real Estate 3.8%
	Big Ass Fans LLC 2018 Term Loan 6.084% (3 Month LIBOR + 3.75%), due 5/21/24	1,990,000	2,001,194
	Core & Main L.P.
	2017 Term Loan B 5.211% (6 Month LIBOR + 3.00%), due 8/1/24	1,913,088	1,917,870
	2017 Term Loan B 5.30% (3 Month LIBOR + 3.00%), due 8/1/24	1,687,212	1,691,430
	DTZ U.S. Borrower LLC
	2015 1st Lien Term Loan 5.327% (1 Month LIBOR + 3.25%), due 11/4/21	1,595,794	1,593,134
	2015 1st Lien Term Loan 5.557% (3 Month LIBOR + 3.25%), due 11/4/21	3,568,168	3,562,220
	2015 1st Lien Term Loan 5.584% (3 Month LIBOR + 3.25%), due 11/4/21	188,527	188,213
	GGP, Inc. 1st Lien Term Loan B TBD, due 5/4/25 (e)	10,500,000	10,413,375
	Jeld-Wen, Inc. 2017 1st Lien Term Loan 4.334% (3 Month LIBOR + 2.00%), due 12/14/24	1,710,156	1,710,584
	Ply Gem Industries, Inc. 2018 Term Loan 6.087% (3 Month LIBOR + 3.75%), due 4/12/25	2,333,333	2,334,792
	Priso Acquisition Corp. 2017 Term Loan B 5.077% (1 Month LIBOR + 3.00%), due 5/8/22 (e)	3,639,777	3,642,809
	Realogy Group LLC 2018 Term Loan B 4.317% (1 Month LIBOR + 2.25%), due 2/8/25	5,966,433	5,979,487
	SIWF Holdings, Inc. (d)
	1st Lien Term Loan 6.322% (1 Month LIBOR + 4.25%), due 6/15/25	2,760,000	2,766,900
	2nd Lien Term Loan 10.572% (1 Month LIBOR + 8.50%), due 6/15/26	480,000	456,000
	SMG Holdings, Inc. 2017 1st Lien Term Loan 5.327% (1 Month LIBOR + 3.25%), due 1/23/25	1,496,250	1,498,744
	SRS Distribution, Inc. 2018 1st Lien Term Loan 5.58% (3 Month LIBOR + 3.25%), due 5/23/25	5,200,000	5,116,800
	VC GB Holdings, Inc. 2017 1st Lien Term Loan 5.077% (1 Month LIBOR + 3.00%), due 2/28/24 (d)	3,013,079	3,009,313
¤	Wilsonart LLC 2017 Term Loan B 5.59% (3 Month LIBOR + 3.25%), due 12/19/23	12,044,931	12,073,164
			59,956,029
	Cargo Transport 0.0% ‡
	PODS LLC 2018 1st Lien Term Loan 4.847% (1 Month LIBOR + 2.75%), due 12/6/24	694,751	695,185

	Chemicals, Plastics & Rubber 2.8%
	Allnex USA, Inc. Term Loan B3 5.569% (3 Month LIBOR + 3.25%), due 9/13/23	1,946,776	1,955,293
	Colouroz Investment 2 LLC 2nd Lien Term Loan B2 9.592% (3 Month LIBOR + 7.25%), due 9/6/22	757,463	611,652
	Emerald Performance Materials LLC
	New 1st Lien Term Loan 5.577% (1 Month LIBOR + 3.50%), due 8/1/21	2,402,588	2,413,099
	New 2nd Lien Term Loan 9.827% (1 Month LIBOR + 7.75%), due 8/1/22	1,300,000	1,304,875
	Encapsys LLC 1st Lien Term Loan 5.327% (1 Month LIBOR + 3.25%), due 11/7/24	997,500	999,163
	Flex Acquisition Co., Inc. 1st Lien Term Loan 5.337% (3 Month LIBOR + 3.00%), due 12/29/23	4,443,750	4,432,641
	Flint Group U.S. LLC
	1st Lien Term Loan B2 5.201% (3 Month LIBOR + 3.00%), due 9/7/21	8,317	7,807
	1st Lien Term Loan B2 5.342% (3 Month LIBOR + 3.00%), due 9/7/21	3,193,693	2,998,080
	Ineos U.S. Finance LLC 2017 Term Loan B 4.169% (2 Month LIBOR + 2.00%), due 3/31/24	3,980,000	3,970,603
	KMG Chemicals, Inc. Term Loan B 4.827% (1 Month LIBOR + 2.75%), due 6/15/24	850,909	854,100
	MacDermid, Inc. Term Loan B6 5.077% (1 Month LIBOR + 3.00%), due 6/7/23	5,153,177	5,160,907
	Nexeo Solutions LLC
	2017 Repriced Term Loan 5.557% (3 Month LIBOR + 3.25%), due 6/9/23	1,617,775	1,625,864
	2017 Repriced Term Loan 5.584% (3 Month LIBOR + 3.25%), due 6/9/23	1,572,521	1,580,384
	2017 Repriced Term Loan 5.592% (3 Month LIBOR + 3.25%), due 6/9/23	1,640,349	1,648,551
	Tronox Blocked Borrower LLC Term Loan B 5.077% (1 Month LIBOR + 3.00%), due 9/22/24	2,257,236	2,267,580
	Tronox Finance LLC Term Loan B 5.077% (1 Month LIBOR + 3.00%), due 9/22/24	5,209,005	5,232,878
	Venator Materials Corp. Term Loan B 5.077% (1 Month LIBOR + 3.00%), due 8/8/24 (d)	2,977,500	2,988,666
	Zep, Inc.
	2017 1st Lien Term Loan 6.334% (3 Month LIBOR + 4.00%), due 8/12/24 (d)	687,288	663,232
	2017 2nd Lien Term Loan 10.584% (3 Month LIBOR + 8.25%), due 8/11/25	3,500,000	3,430,000
			44,145,375
	Containers, Packaging & Glass 3.2%
	Anchor Glass Container Corp.
	2017 1st Lien Term Loan 4.822% (1 Month LIBOR + 2.75%), due 12/7/23	1,713,776	1,555,252
	2017 1st Lien Term Loan 4.827% (1 Month LIBOR + 2.75%), due 12/7/23	1,029,476	934,249
	Berlin Packaging LLC
	2018 1st Lien Term Loan 5.08% (1 Month LIBOR + 3.00%), due 11/7/25	244,004	243,776
	2018 1st Lien Term Loan 5.10% (1 Month LIBOR + 3.00%), due 11/7/25	1,180,982	1,179,874
	2018 1st Lien Term Loan 5.34% (3 Month LIBOR + 3.00%), due 11/7/25	165,923	165,767
	Berry Global, Inc. Term Loan R 4.086% (1 Month LIBOR + 2.00%), due 1/19/24	2,962,500	2,962,500
	BWAY Holding Co. 2017 Term Loan B 5.581% (3 Month LIBOR + 3.25%), due 4/3/24	5,940,000	5,921,438
	Caraustar Industries, Inc. 2017 Term Loan B 7.834% (3 Month LIBOR + 5.50%), due 3/14/22	2,366,875	2,380,485
	Charter NEX U.S. Holdings, Inc. 2017 Term Loan B 5.077% (1 Month LIBOR + 3.00%), due 5/16/24	4,455,000	4,442,473
	Consolidated Container Co. LLC 2017 1st Lien Term Loan 4.827% (1 Month LIBOR + 2.75%), due 5/22/24	3,970,050	3,973,357
	Fort Dearborn Co.
	2016 1st Lien Term Loan 6.173% (2 Month LIBOR + 4.00%), due 10/19/23	19,135	18,896
	2016 1st Lien Term Loan 6.343% (3 Month LIBOR + 4.00%), due 10/19/23	3,430,835	3,387,949
	2016 2nd Lien Term Loan 10.843% (3 Month LIBOR + 8.50%), due 10/19/24	1,500,000	1,395,000
	Klockner-Pentaplast of America, Inc. 2017 Term Loan B2 6.327% (1 Month LIBOR + 4.25%), due 6/30/22	4,962,500	4,742,289
	Plastipak Packaging, Inc. 2018 Term Loan B 4.59% (1 Month LIBOR + 2.50%), due 10/14/24	1,488,750	1,483,912
	Pro Mach Group, Inc. 2018 Term Loan B 5.097% (1 Month LIBOR + 3.00%), due 3/7/25	997,500	989,769
	Rack Merger Sub, Inc. 2nd Lien Term Loan 9.329% (1 Month LIBOR + 7.25%), due 10/3/22 (d)	596,296	597,787
	Ranpak Corp. 2015 Term Loan 5.327% (1 Month LIBOR + 3.25%), due 10/1/21 (d)	984,732	984,732
	Reynolds Group Holdings, Inc. 2017 Term Loan 4.827% (1 Month LIBOR + 2.75%), due 2/5/23	6,567,734	6,587,234
	TricorBraun Holdings, Inc.
	1st Lien Delayed Draw Term Loan 6.08% (3 Month LIBOR + 3.75%), due 11/30/23	273,919	274,124
	2016 1st Lien Term Loan 6.084% (3 Month LIBOR + 3.75%), due 11/30/23	2,718,491	2,720,530
	Trident TPI Holdings, Inc. 2017 USD Term Loan B1 5.327% (1 Month LIBOR + 3.25%), due 10/17/24	3,081,857	3,068,374
			50,009,767
	Diversified/Conglomerate Manufacturing 3.6%
	Allied Universal Holdco LLC 2015 Term Loan 5.827% (1 Month LIBOR + 3.75%), due 7/28/22	4,247,550	4,180,651
	EXC Holdings III Corp. 2017 1st Lien Term Loan 5.834% (3 Month LIBOR + 3.50%), due 12/2/24 (d)	1,567,125	1,565,166
	Filtration Group Corp. 2018 1st Lien Term Loan 5.077% (1 Month LIBOR + 3.00%), due 3/29/25	3,092,250	3,102,188
	First Data Corp. 2024 Term Loan 4.069% (1 Month LIBOR + 2.00%), due 4/26/24	8,269,054	8,267,176
	Gardner Denver, Inc. 2017 Term Loan B 4.827% (1 Month LIBOR + 2.75%), due 7/30/24	2,551,796	2,557,267
	Gopher Resource LLC 1st Lien Term Loan 5.327% (1 Month LIBOR + 3.25%), due 3/6/25	3,491,250	3,499,978
	GYP Holdings III Corp. 2018 Term Loan B 4.827% (1 Month LIBOR + 2.75%), due 6/1/25	1,862,000	1,843,380
	Hyster-Yale Group, Inc. Term Loan B 5.327% (1 Month LIBOR + 3.25%), due 5/30/23 (d)	950,000	952,375
	Iron Mountain, Inc. 2018 Term Loan B 3.827% (1 Month LIBOR + 1.75%), due 1/2/26 (d)	4,364,063	4,304,057
	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan 5.342% (1 Month LIBOR + 3.25%), due 5/1/25	3,800,000	3,807,125
	Quikrete Holdings, Inc. 2016 1st Lien Term Loan 4.827% (1 Month LIBOR + 2.75%), due 11/15/23	6,876,832	6,865,658
¤	Red Ventures LLC
	1st Lien Term Loan 6.077% (1 Month LIBOR + 4.00%), due 11/8/24	9,810,000	9,900,743
	2nd Lien Term Loan 10.077% (1 Month LIBOR + 8.00%), due 11/8/25	2,812,500	2,868,750
	TRC Cos., Inc. Term Loan 5.577% (1 Month LIBOR + 3.50%), due 6/21/24	2,084,250	2,086,855
			55,801,369
	Diversified/Conglomerate Service 4.9%
	Applied Systems, Inc.
	2017 1st Lien Term Loan 5.334% (3 Month LIBOR + 3.00%), due 9/19/24	4,962,500	4,978,350
	2017 2nd Lien Term Loan 9.334% (3 Month LIBOR + 7.00%), due 9/19/25	970,000	999,100
	Blackhawk Network Holdings, Inc. 2018 1st Lien Term Loan 5.072% (1 Month LIBOR + 3.00%), due 6/15/25	4,000,000	4,005,000
	Brickman Group, Ltd. LLC
	1st Lien Term Loan 5.077% (1 Month LIBOR + 3.00%), due 12/18/20	2,113,099	2,116,622
	1st Lien Term Loan 5.079% (1 Month LIBOR + 3.00%), due 12/18/20	3,143,097	3,148,336
	Change Healthcare Holdings, Inc. 2017 Term Loan B 4.827% (1 Month LIBOR + 2.75%), due 3/1/24	5,290,179	5,280,259
	Cypress Intermediate Holdings III, Inc. 2017 1st Lien Term Loan 5.08% (1 Month LIBOR + 3.00%), due 4/27/24	3,960,000	3,955,874
	Element Materials Technology Group US Holdings, Inc. 2017 USD Term Loan B 5.577% (1 Month LIBOR + 3.50%), due 6/28/24 (d)	3,989,975	4,009,925
	Greeneden U.S. Holdings II LLC 2018 USD Term Loan B 5.577% (1 Month LIBOR + 3.50%), due 12/1/23	1,477,612	1,484,262
	Information Resources, Inc. 1st Lien Term Loan 6.569% (3 Month LIBOR + 4.25%), due 1/18/24	3,950,000	3,969,750
	J.D. Power and Associates (d)
	1st Lien Term Loan 6.327% (1 Month LIBOR + 4.25%), due 9/7/23	4,051,431	4,071,688
	2nd Lien Term Loan 10.577% (1 Month LIBOR + 8.50%), due 9/7/24	958,333	958,333
	Kronos, Inc. 2017 Term Loan B 5.358% (3 Month LIBOR + 3.00%), due 11/1/23	5,777,131	5,791,209
	Mitchell International, Inc. 2017 1st Lien Term Loan 5.327% (1 Month LIBOR + 3.25%), due 11/29/24	3,491,250	3,484,652
	MKS Instruments, Inc. 2017 Term Loan B3 3.827% (1 Month LIBOR + 1.75%), due 5/1/23	1,699,276	1,704,232
	Monitronics International, Inc. Term Loan B2 7.834% (3 Month LIBOR + 5.50%), due 9/30/22	3,219,807	3,014,544
	MX Holdings U.S., Inc. Term Loan B1B 5.077% (1 Month LIBOR + 3.00%), due 8/14/23 (d)	4,279,039	4,279,039
	Prime Security Services Borrower LLC 2016 1st Lien Term Loan 4.827% (1 Month LIBOR + 2.75%), due 5/2/22	6,548,994	6,554,450
	Sophia L.P. 2017 Term Loan B 5.584% (3 Month LIBOR + 3.25%), due 9/30/22	3,830,847	3,835,635
	TruGreen, Ltd. Partnership 2017 Term Loan 6.078% (1 Month LIBOR + 4.00%), due 4/13/23 (d)	3,537,270	3,550,535
	Verint Systems, Inc. 2018 Term Loan B 4.092% (1 Month LIBOR + 2.00%), due 6/28/24	2,970,000	2,966,288
	WEX, Inc. 2017 Term Loan B2 4.327% (1 Month LIBOR + 2.25%), due 6/30/23	1,960,000	1,960,700
			76,118,783
	Ecological 0.4%
	Advanced Disposal Services, Inc. Term Loan B3 4.193% (1 Week LIBOR + 2.25%), due 11/10/23	5,821,795	5,827,616

	Electronics 11.6%
	Almonde, Inc.
	1st Lien Term Loan 5.807% (3 Month LIBOR + 3.50%), due 6/13/24	5,955,000	5,868,837
	2nd Lien Term Loan 9.557% (3 Month LIBOR + 7.25%), due 6/13/25	2,450,000	2,361,188
	ASG Technologies Group, Inc. 2018 Term Loan 5.577% (1 Month LIBOR + 3.50%), due 7/31/24	2,944,454	2,927,891
	Barracuda Networks, Inc.
	1st Lien Term Loan 5.322% (1 Month LIBOR + 3.25%), due 2/12/25	1,500,000	1,499,063
	2nd Lien Term Loan 9.322% (1 Month LIBOR + 7.25%), due 2/12/26	50,000	50,109
¤	BMC Software Finance, Inc.
	2018 USD Term Loan B TBD, due 6/26/25 (e)	9,384,000	9,373,809
	2017 1st Lien Term Loan 5.327% (1 Month LIBOR + 3.25%), due 9/10/22	7,532,102	7,532,102
	Cologix, Inc. 2017 1st Lien Term Loan 5.067% (3 Month LIBOR + 3.00%), due 3/20/24	4,942,487	4,937,545
	Colorado Buyer, Inc.
	Term Loan B 5.36% (3 Month LIBOR + 3.00%), due 5/1/24	1,485,000	1,488,249
	2nd Lien Term Loan 9.61% (3 Month LIBOR + 7.25%), due 5/1/25	1,200,000	1,186,200
	CommScope, Inc. Term Loan B5 4.077% (1 Month LIBOR + 2.00%), due 12/29/22	612,553	614,850
	Compuware Corp. Term Loan B3 5.58% (1 Month LIBOR + 3.50%), due 12/15/21	1,856,555	1,858,412
	Cortes NP Acquisition Corp. 2017 Term Loan B 6.10% (1 Month LIBOR + 4.00%), due 11/30/23 (d)	1,527,255	1,517,710
	Diebold, Inc. 2017 Term Loan B 4.875% (1 Month LIBOR + 2.75%), due 11/6/23 (d)	2,485,208	2,466,569
	EIG Investors Corp. 2018 1st Lien Term Loan 6.075% (3 Month LIBOR + 3.75%), due 2/9/23	6,553,393	6,563,629
	Epicor Software Corp. 1st Lien Term Loan 5.33% (1 Month LIBOR + 3.25%), due 6/1/22	10,472,111	10,457,147
	Evertec Group LLC New Term Loan B 4.576% (1 Month LIBOR + 2.50%), due 4/17/20	419,634	413,339
	Exact Merger Sub LLC 1st Lien Term Loan 6.584% (3 Month LIBOR + 4.25%), due 9/27/24 (d)	3,970,000	3,970,000
	Eze Castle Software, Inc. 2017 1st Lien Term Loan 5.077% (1 Month LIBOR + 3.00%), due 4/6/20	2,630,182	2,632,649
	Flexential Intermediate Corp. 2017 1st Lien Term Loan 5.834% (3 Month LIBOR + 3.50%), due 8/1/24	2,779,000	2,748,895
	Flexera Software LLC 2018 1st Lien Term Loan 5.33% (1 Month LIBOR + 3.25%), due 2/26/25	1,047,375	1,045,193
	GreenSky Holdings, LLC 2018 Term Loan B 5.375% (1 Month LIBOR + 3.25%), due 3/29/25 (d)	3,142,125	3,142,125
	GTCR Valor Cos., Inc. 2017 Term Loan B1 5.584% (3 Month LIBOR + 3.25%), due 6/16/23	3,138,175	3,151,064
	Hyland Software, Inc.
	2017 1st Lien Term Loan 5.327% (1 Month LIBOR + 3.25%), due 7/1/22	8,591,849	8,615,477
	2017 2nd Lien Term Loan 9.077% (1 Month LIBOR + 7.00%), due 7/7/25	1,416,667	1,432,009
	Infor (U.S.), Inc. Term Loan B6 4.827% (1 Month LIBOR + 2.75%), due 2/1/22	4,172,826	4,175,434
	Informatica Corp. 2018 Term Loan 5.327% (1 Month LIBOR + 3.25%), due 8/5/22	1,978,122	1,985,540
	LANDesk Group, Inc. 2017 Term Loan B 6.33% (1 Month LIBOR + 4.25%), due 1/20/24	2,223,419	2,213,414
	MA FinanceCo. LLC Term Loan B3 4.577% (1 Month LIBOR + 2.50%), due 6/21/24	550,000	545,875
¤	McAfee LLC
	2017 Term Loan B 6.572% (1 Month LIBOR + 4.50%), due 9/30/24	8,684,375	8,742,995
	2017 2nd Lien Term Loan 10.572% (1 Month LIBOR + 8.50%), due 9/29/25	3,000,000	3,052,500
	MH Sub I LLC 2017 1st Lien Term Loan 5.829% (1 Month LIBOR + 3.75%), due 9/13/24	8,273,321	8,286,616
	NeuStar, Inc. 2018 Term Loan B3 4.572% (1 Month LIBOR + 2.50%), due 1/8/20	847,522	847,786
	Optiv Security, Inc. 1st Lien Term Loan 5.313% (1 Month LIBOR + 3.25%), due 2/1/24	717,421	699,485
	Project Alpha Intermediate Holding, Inc. 2017 Term Loan B 5.99% (6 Month LIBOR + 3.50%), due 4/26/24	2,970,000	2,951,438
	Project Leopard Holdings, Inc. 2018 Term Loan 6.077% (1 Month LIBOR + 4.00%), due 7/7/23	1,985,025	1,988,747
	Rocket Software, Inc. 2016 1st Lien Term Loan 6.084% (3 Month LIBOR + 3.75%), due 10/14/23	4,977,525	4,998,679
	RP Crown Parent LLC 2016 Term Loan B 4.827% (1 Month LIBOR + 2.75%), due 10/12/23	3,797,200	3,792,453
	Seattle Spinco, Inc. USD Term Loan B3 4.577% (1 Month LIBOR + 2.50%), due 6/21/24	3,714,286	3,686,429
	Sirius Computer Solutions, Inc. 2016 Term Loan 6.327% (1 Month LIBOR + 4.25%), due 10/30/22	1,135,586	1,139,845
	Solera LLC Term Loan B 4.827% (1 Month LIBOR + 2.75%), due 3/3/23	5,675,546	5,679,445
	SonicWALL, Inc. 1st Lien Term Loan 5.826% (3 Month LIBOR + 3.50%), due 5/16/25	1,600,000	1,598,000
¤	SS&C Technologies, Inc. 2018 Term Loan B3 4.577% (1 Month LIBOR + 2.50%), due 4/16/25	11,970,024	12,005,396
	Tempo Acquisition LLC Term Loan 5.077% (1 Month LIBOR + 3.00%), due 5/1/24	5,445,000	5,450,445
	Tibco Software, Inc. Repriced Term Loan B 5.58% (3 Month LIBOR + 3.50%), due 12/4/20	5,909,732	5,929,430
	Veritas Bermuda, Ltd.
	Repriced Term Loan B 6.577% (1 Month LIBOR + 4.50%), due 1/27/23	1,989,229	1,832,933
	Repriced Term Loan B 6.834% (3 Month LIBOR + 4.50%), due 1/27/23	662,500	610,447
	Vertafore, Inc. 2018 1st Lien Term Loan 5.327% (1 Month LIBOR + 3.25%), due 7/2/25 (e)	1,600,000	1,596,686
	Western Digital Corp. 2018 Term Loan B4 3.827% (1 Month LIBOR + 1.75%), due 4/29/23	3,335,397	3,331,922
	Xerox Business Services LLC Term Loan B 4.577% (1 Month LIBOR + 2.50%), due 12/7/23	3,959,799	3,963,513
	Zebra Technologies Corp. 2018 Term Loan B 4.057% (3 Month LIBOR + 1.75%), due 10/27/21	2,341,646	2,346,245
			181,305,759
	Finance 1.8%
	Alliant Holdings I, Inc. 2018 Term Loan B 5.078% (1 Month LIBOR + 3.00%), due 5/9/25	3,176,905	3,174,697
	Brand Energy & Infrastructure Services, Inc.
	2017 Term Loan 6.584% (3 Month LIBOR + 4.25%), due 6/21/24	36,029	36,185
	2017 Term Loan 6.589% (3 Month LIBOR + 4.25%), due 6/21/24	1,147,840	1,152,782
	2017 Term Loan 6.597% (3 Month LIBOR + 4.25%), due 6/21/24	5,949,954	5,975,575
	Duff & Phelps Corp. 2017 Term Loan B 5.584% (3 Month LIBOR + 3.25%), due 2/13/25	6,940,938	6,935,982
	Edelman Financial Center LLC 2018 Term Loan B 5.592% (3 Month LIBOR + 3.25%), due 7/21/25 (e)	2,800,000	2,810,500
	Istar, Inc. (d)
	2016 Term Loan B 4.832% (1 Month LIBOR + 2.75%), due 6/28/23	416,651	416,651
	2016 Term Loan B 4.852% (3 Month LIBOR + 2.75%), due 6/28/23	416,651	416,651
	Trans Union LLC 2018 Term Loan B4 4.077% (1 Month LIBOR + 2.00%), due 6/19/25	1,800,000	1,802,531
	Transplace Holdings, Inc. 1st Lien Term Loan 5.822% (1 Month LIBOR + 3.75%), due 10/7/24 (d)	2,786,018	2,789,500
	USS Ultimate Holdings, Inc.
	1st Lien Term Loan 5.827% (1 Month LIBOR + 3.75%), due 8/25/24 (d)	1,885,750	1,897,536
	2nd Lien Term Loan 9.827% (1 Month LIBOR + 7.75%), due 8/25/25	600,000	601,500
			28,010,090
	Grocery 0.1%
	Albertsons LLC 2018 ABL Last Out Term Loan TBD, due 5/2/23 (d)(e)	1,800,000	1,797,750

	Healthcare, Education & Childcare 7.8%
	Acadia Healthcare Company, Inc. 2018 Term Loan B4 4.577% (1 Month LIBOR + 2.50%), due 2/16/23	2,319,354	2,325,875
	Akorn, Inc. Term Loan B 6.875% (1 Month LIBOR + 4.75%), due 4/16/21 (d)	339,928	333,979
	Alliance Healthcare Services, Inc. 2017 Term Loan B 6.577% (1 Month LIBOR + 4.50%), due 10/24/23	2,073,750	2,079,799
	Alvogen Pharma US, Inc. 2018 Term Loan B 6.83% (1 Month LIBOR + 4.75%), due 4/2/22	4,248,757	4,268,229
	Amneal Pharmaceuticals LLC 2018 Term Loan B 5.625% (1 Month LIBOR + 3.50%), due 5/4/25	5,248,787	5,233,476
	Ardent Health Partners LLC 2018 Term Loan 6.572% (1 Month LIBOR + 4.50%), due 6/30/25 (d)	4,666,667	4,695,833
	Avantor, Inc. 2017 1st Lien Term Loan 6.077% (1 Month LIBOR + 4.00%), due 11/21/24	5,323,250	5,360,955
	Carestream Dental Equipment, Inc. 2017 1st Lien Term Loan 5.584% (3 Month LIBOR + 3.25%), due 9/1/24	1,989,987	1,982,525
	Community Health Systems, Inc. Term Loan H 5.557% (3 Month LIBOR + 3.25%), due 1/27/21	3,259,620	3,204,324
	Concentra, Inc. 2018 1st Lien Term Loan 4.85% (1 Month LIBOR + 2.75%), due 6/1/22	6,373,543	6,376,201
	DaVita HealthCare Partners, Inc. Term Loan B 4.827% (1 Month LIBOR + 2.75%), due 6/24/21	3,910,952	3,929,693
	Envision Healthcare Corp. 2016 Term Loan B 5.08% (1 Month LIBOR + 3.00%), due 12/1/23	4,492,064	4,485,047
	Equian LLC Add on Term Loan B 5.331% (1 Month LIBOR + 3.25%), due 5/20/24	5,084,919	5,084,919
	ExamWorks Group, Inc. 2017 Term Loan 5.327% (1 Month LIBOR + 3.25%), due 7/27/23	4,763,103	4,786,918
	Explorer Holdings, Inc. 2016 Term Loan B 6.084% (3 Month LIBOR + 3.75%), due 5/2/23 (d)	2,425,253	2,431,316
	Gentiva Health Services, Inc. 2018 1st Lien Term Loan 6.125% (3 Month LIBOR + 3.75%), due 7/2/25 (d)(e)	5,212,670	5,238,733
	Jaguar Holding Co. II 2018 Term Loan 4.577% (1 Month LIBOR + 2.50%), due 8/18/22	5,751,918	5,752,637
	Kinetic Concepts, Inc. 2017 Term Loan B 5.584% (3 Month LIBOR + 3.25%), due 2/2/24	7,920,000	7,937,820
	MedPlast Holdings, Inc. 2018 1st Lien Term Loan 6.087% (3 Month LIBOR + 3.75%), due 7/2/25 (d)(e)	800,000	808,000
	Onex Carestream Finance L.P.
	1st Lien Term Loan 6.077% (1 Month LIBOR + 4.00%), due 6/7/19	3,626,236	3,622,352
	2nd Lien Term Loan 10.577% (1 Month LIBOR + 8.50%), due 12/7/19 (e)	1,965,694	1,960,167
	Ortho-Clinical Diagnostics S.A. 2018 Term Loan B 5.327% (1 Month LIBOR + 3.25%), due 6/30/25	7,112,365	7,105,032
	Parexel International Corp. Term Loan B 4.827% (1 Month LIBOR + 2.75%), due 9/27/24	3,225,625	3,216,754
	Pearl Intermediate Parent LLC
	2018 Delayed Draw Term Loan 2.131%, due 2/14/25	209,716	206,439
	2018 1st Lien Term Loan 4.829% (1 Month LIBOR + 2.75%), due 2/14/25	2,569,318	2,529,173
	PharMerica Corp. 1st Lien Term Loan 5.578% (1 Month LIBOR + 3.50%), due 12/6/24	1,396,500	1,400,427
	PowerSchool 2018 Term Loan B TBD, due 5/30/25 (e)	4,000,000	3,983,052
	RPI Finance Trust Term Loan B6 4.334% (3 Month LIBOR + 2.00%), due 3/27/23	3,752,925	3,758,787
	Select Medical Corp.
	2017 Term Loan B 4.83% (1 Month LIBOR + 2.75%), due 3/1/21	4,934,783	4,947,120
	2017 Term Loan B 6.75% (PRIME + 1.75%), due 3/1/21	2,717	2,724
	Sound Inpatient Physicians 2018 1st Lien Term Loan 5.077% (1 Month LIBOR + 3.00%), due 6/27/25	2,000,000	2,010,000
	Team Health Holdings, Inc. 1st Lien Term Loan 4.827% (1 Month LIBOR + 2.75%), due 2/6/24	7,885,076	7,658,380
	U.S. Anesthesia Partners, Inc. 2017 Term Loan 5.077% (1 Month LIBOR + 3.00%), due 6/23/24	2,726,231	2,724,527
			121,441,213
	Home and Office Furnishings, Housewares & Durable Consumer Products 0.5%
	Comfort Holding LLC 1st Lien Term Loan 6.827% (1 Month LIBOR + 4.75%), due 2/5/24 (d)	2,765,000	2,647,487
	Serta Simmons Bedding LLC
	1st Lien Term Loan 5.587% (1 Month LIBOR + 3.50%), due 11/8/23	1,324,228	1,109,751
	1st Lien Term Loan 5.592% (1 Month LIBOR + 3.50%), due 11/8/23	4,729,949	3,963,868
			7,721,106
	Hotels, Motels, Inns & Gaming 5.4%
	Affinity Gaming LLC Initial Term Loan 5.327% (1 Month LIBOR + 3.25%), due 7/1/23	3,133,402	3,099,128
	AP Gaming I LLC 2018 1st Lien Term Loan 6.327% (1 Month LIBOR + 4.25%), due 2/15/24	3,069,743	3,091,485
	Caesars Entertainment Operating Co. Exit Term Loan 4.077% (1 Month LIBOR + 2.00%), due 10/6/24	3,316,667	3,311,927
	Caesars Resort Collection LLC 2017 1st Lien Term Loan B 4.827% (1 Month LIBOR + 2.75%), due 12/22/24	9,286,667	9,314,861
	Churchill Downs, Inc. 2017 Term Loan B 4.08% (1 Month LIBOR + 2.00%), due 12/27/24	2,487,500	2,487,500
	CityCenter Holdings LLC 2017 Term Loan B 4.327% (1 Month LIBOR + 2.25%), due 4/18/24	6,705,136	6,707,530
	Everi Payments, Inc. Term Loan B 5.077% (1 Month LIBOR + 3.00%), due 5/9/24	5,452,481	5,472,928
	Hilton Worldwide Finance LLC Term Loan B2 3.814% (3 Month LIBOR + 1.75%), due 10/25/23	5,174,122	5,187,963
	Las Vegas Sands LLC 2018 Term Loan B 3.827% (1 Month LIBOR + 1.75%), due 3/27/25	4,199,916	4,192,915
	MGM Growth Properties Operating Partnership L.P. 2016 Term Loan B 4.077% (1 Month LIBOR + 2.00%), due 4/25/23	6,431,953	6,425,251
	Penn National Gaming, Inc. 2017 Term Loan B 4.577% (1 Month LIBOR + 2.50%), due 1/19/24	1,233,452	1,236,921
¤	Scientific Games International, Inc.
	2018 Term Loan B5 4.827% (1 Month LIBOR + 2.75%), due 8/14/24	2,874,266	2,874,625
	2018 Term Loan B5 4.921% (2 Month LIBOR + 2.75%), due 8/14/24	12,086,752	12,088,263
	Station Casinos LLC 2016 Term Loan B 4.58% (1 Month LIBOR + 2.50%), due 6/8/23	5,044,211	5,050,793
	UFC Holdings LLC 1st Lien Term Loan 5.33% (1 Month LIBOR + 3.25%), due 8/18/23	5,979,549	5,998,235
	Wyndham Hotels & Resorts, Inc. Term Loan B 3.827% (1 Month LIBOR + 1.75%), due 5/30/25	3,500,000	3,506,874
	Wyndham Worldwide Corp. 2018 1st Lien Term Loan B 4.327% (1 Month LIBOR + 2.25%), due 5/30/25	4,000,000	4,005,000
			84,052,199
	Insurance 3.0%
	AmWINS Group, Inc.
	2017 Term Loan B 4.827% (1 Month LIBOR + 2.75%), due 1/25/24	3,809,274	3,800,703
	2017 Term Loan B 4.836% (1 Month LIBOR + 2.75%), due 1/25/24	1,115,726	1,113,216
	AssuredPartners, Inc. 2017 1st Lien Add-On Term Loan 5.327% (1 Month LIBOR + 3.25%), due 10/22/24	2,481,281	2,482,832
¤	Asurion LLC
	2018 Term Loan B7 TBD, due 11/3/23 (e)	1,837,500	1,833,891
	2017 Term Loan B4 5.077% (1 Month LIBOR + 3.00%), due 8/4/22	3,662,952	3,661,121
	2018 Term Loan B6 5.077% (1 Month LIBOR + 3.00%), due 11/3/23	3,512,867	3,507,222
	2017 2nd Lien Term Loan 8.577% (1 Month LIBOR + 6.50%), due 8/4/25	2,900,000	2,942,291
	Hub International, Ltd.
	2018 Term Loan B 5.165% (3 Month LIBOR + 3.00%), due 4/25/25	11,691	11,678
	2018 Term Loan B 5.335% (3 Month LIBOR + 3.00%), due 4/25/25	4,664,779	4,659,713
	MPH Acquisition Holdings LLC 2016 Term Loan B 5.084% (3 Month LIBOR + 2.75%), due 6/7/23	3,786,744	3,785,164
	NFP Corp. Term Loan B 5.077% (1 Month LIBOR + 3.00%), due 1/8/24	2,462,500	2,455,832
¤	Sedgwick Claims Management Services, Inc.
	1st Lien Term Loan 4.827% (1 Month LIBOR + 2.75%), due 3/1/21	4,262,573	4,252,581
	2nd Lien Term Loan 7.827% (1 Month LIBOR + 5.75%), due 2/28/22	5,252,695	5,283,334
	2nd Lien Term Loan 8.057% (3 Month LIBOR + 5.75%), due 2/28/22	1,547,305	1,556,331
	USI, Inc. 2017 Repriced Term Loan 5.334% (3 Month LIBOR + 3.00%), due 5/16/24	5,463,737	5,448,373
			46,794,282
	Leisure, Amusement, Motion Pictures & Entertainment 2.4%
	Boyd Gaming Corp. Term Loan B3 4.45% (1 Week LIBOR + 2.50%), due 9/15/23	3,031,234	3,045,632
	Creative Artists Agency LLC 2018 Term Loan B 5.072% (1 Month LIBOR + 3.00%), due 2/15/24	3,862,941	3,867,770
	Fitness International LLC
	2018 Term Loan A 4.827% (1 Month LIBOR + 2.75%), due 4/18/23	1,225,341	1,224,320
	2018 Term Loan A 5.253% (3 Month LIBOR + 2.75%), due 4/18/23	614,659	614,148
	2018 Term Loan B 5.327% (1 Month LIBOR + 3.25%), due 4/18/23	408,310	410,249
	2018 Term Loan B 5.753% (3 Month LIBOR + 3.25%), due 4/18/25	204,155	205,125
	Intrawest Resorts Holdings, Inc. Term Loan B1 5.077% (1 Month LIBOR + 3.00%), due 7/31/24	3,482,500	3,480,323
	LTF Merger Sub, Inc. 2017 Term Loan B 5.057% (3 Month LIBOR + 2.75%), due 6/10/22	4,906,176	4,910,557
	Recess Holdings, Inc. 2017 1st Lien Term Loan 6.203% (6 Month LIBOR + 3.75%), due 9/29/24 (d)	874,345	876,531
	Six Flags Theme Parks, Inc. 2015 Term Loan B 3.83% (3 Month LIBOR + 1.75%), due 6/30/22	3,432,249	3,436,540
	TKC Holdings, Inc.
	2017 1st Lien Term Loan 5.83% (1 Month LIBOR + 3.75%), due 2/1/23	3,826,563	3,821,779
	2017 2nd Lien Term Loan 10.08% (1 Month LIBOR + 8.00%), due 2/1/24	1,100,000	1,096,563
	Travel Leaders Group LLC New 2017 1st Lien Term Loan 7.001% (6 Month LIBOR + 4.50%), due 1/25/24	2,963,812	2,974,927
	TriMark USA LLC 2017 1st Lien Term Loan 5.58% (1 Month LIBOR + 3.50%), due 8/28/24	2,779,299	2,781,036
	William Morris Endeavor Entertainment LLC 2018 1st Lien Term Loan 4.93% (2 Month LIBOR + 2.75%), due 5/18/25	4,877,280	4,855,942
			37,601,442
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 1.3%
	Anvil International LLC Term Loan B 6.58% (1 Month LIBOR + 4.50%), due 8/1/24 (d)	4,161,081	4,181,887
	Columbus McKinnon Corp. 2018 Term Loan B 4.834% (3 Month LIBOR + 2.50%), due 1/31/24 (d)	3,605,685	3,605,685
	CPM Holdings, Inc. Term Loan B 5.577% (1 Month LIBOR + 3.50%), due 4/11/22	1,938,802	1,952,131
	Power Products LLC (d)
	2017 Term Loan B 6.106% (3 Month LIBOR + 4.00%), due 12/20/22	12,695	12,695
	2017 Term Loan B 6.347% (3 Month LIBOR + 4.00%), due 12/20/22	5,001,837	5,001,837
	Rexnord LLC 2017 Term Loan B 4.314% (3 Month LIBOR + 2.25%), due 8/21/24	4,359,640	4,363,729
	Welbilt, Inc. 2016 Term Loan B 4.827% (1 Month LIBOR + 2.75%), due 3/3/23	1,671,795	1,680,154
			20,798,118
	Mining, Steel, Iron & Non-Precious Metals 2.2%
	American Rock Salt Co. LLC 2018 1st Lien Term Loan 5.827% (1 Month LIBOR + 3.75%), due 3/21/25	2,743,125	2,743,125
	Gates Global LLC 2017 Repriced Term Loan B 5.084% (3 Month LIBOR + 2.75%), due 4/1/24	2,723,270	2,728,036
	GrafTech Finance, Inc. 2018 Term Loan B 5.59% (1 Month LIBOR + 3.50%), due 2/12/25 (d)	7,666,667	7,647,500
	HFOTCO LLC 2018 Term Loan B 5.09% (3 Month LIBOR + 2.75%), due 6/26/25 (e)	3,200,000	3,196,000
	Keane Group Holdings LLC 2018 1st Lien Term Loan 5.875% (1 Month LIBOR + 3.75%), due 5/25/25 (d)	4,000,000	3,980,000
	Minerals Technologies, Inc.
	2017 Term Loan B 4.33% (1 Month LIBOR + 2.25%), due 2/14/24	1,093,882	1,099,351
	2017 Term Loan B 4.59% (3 Month LIBOR + 2.25%), due 2/14/24	370,180	372,031
	MRC Global (US) Inc. 2018 1st Lien Term Loan B 5.077% (1 Month LIBOR + 3.00%), due 9/20/24 (d)	3,283,500	3,291,709
	U.S. Silica Co. 2018 Term Loan B 6.125% (1 Month LIBOR + 4.00%), due 5/1/25	3,491,250	3,488,342
	Unimin Corp. Term Loan 6.05% (3 Month LIBOR + 3.75%), due 6/1/25	5,714,286	5,715,474
			34,261,568
	Oil & Gas 2.1%
	Apergy Corp. 2018 1st Lien Term Loan 4.625% (3 Month LIBOR + 2.50%), due 5/9/25	1,400,000	1,402,916
	Ascent Resources - Marcellus LLC 2018 Exit Term Loan 8.60% (1 Month LIBOR + 6.50%), due 3/30/23	333,333	333,333
	Chesapeake Energy Corp. Term Loan 9.577% (1 Month LIBOR + 7.50%), due 8/23/21	2,166,667	2,264,167
	Drillship Hydra Owners, Inc. Term Loan 8.00%, due 9/20/24	336,947	353,233
	Fieldwood Energy LLC
	Exit 1st Lien TL 7.327% (1 Month LIBOR + 5.25%), due 4/11/22	805,556	807,066
	Exit 2nd Lien TL 9.327% (1 Month LIBOR + 7.25%), due 4/11/23	1,087,500	1,052,156
	GIP III Stetson I, L.P. 2018 Term Loan B TBD, due 7/19/25 (e)	4,200,000	4,215,750
	HGIM Corp. 2018 Exit Term Loan 10.00% (PRIME + 5.00%), due 7/3/23 (d)(e)	587,677	589,146
	Lucid Energy Group II LLC 2018 1st Lien Term Loan 5.079% (1 Month LIBOR + 3.00%), due 2/17/25	2,593,500	2,525,421
	McDermott Technology Americas, Inc. 2018 1st Lien Term Loan 7.077% (1 Month LIBOR + 5.00%), due 5/10/25	5,985,000	6,019,414
	Medallion Midland Acquisition LLC 1st Lien Term Loan 5.327% (1 Month LIBOR + 3.25%), due 10/30/24	1,393,000	1,366,881
	Philadelphia Energy Solutions LLC (f)
	DIP Term Loan A 8.203% (1 Month LIBOR + 6.25%), due 8/7/18	1,250,825	1,238,317
	Term Loan B 9.00% (PRIME + 4.00%), due 4/4/19	2,118,447	1,676,221
	Seadrill Partners Finco LLC Term Loan B 8.334% (3 Month LIBOR + 6.00%), due 2/21/21 (e)	4,048,357	3,776,781
	Summit Midstream Partners Holdings LLC Term Loan B 8.077% (1 Month LIBOR + 6.00%), due 5/13/22	2,680,000	2,715,175
	Traverse Midstream Partners LLC 2017 Term Loan 6.34% (3 Month LIBOR + 4.00%), due 9/27/24	2,000,000	2,006,250
			32,342,227
	Personal & Nondurable Consumer Products 0.2%
	Aramark Services, Inc. 2018 Term Loan B3 4.084% (3 Month LIBOR + 1.75%), due 3/11/25	3,990,000	3,994,987

	Personal & Nondurable Consumer Products (Manufacturing Only) 1.6%
	American Builders & Contractors Supply Co., Inc. 2018 Term Loan B 4.077% (1 Month LIBOR + 2.00%), due 10/31/23	4,251,188	4,230,416
	Hillman Group, Inc.
	2018 Delayed Draw Term Loan TBD, due 5/31/25	403,597	404,270
	2018 Term Loan B 5.834% (3 Month LIBOR + 3.50%), due 5/31/25	1,296,403	1,298,564
	KIK Custom Products, Inc. 2015 Term Loan B 6.077% (1 Month LIBOR + 4.00%), due 5/15/23	2,550,000	2,523,437
	Prestige Brands, Inc. Term Loan B4 4.077% (1 Month LIBOR + 2.00%), due 1/26/24	2,583,459	2,585,611
	Revlon Consumer Products Corp. 2016 Term Loan B 5.577% (1 Month LIBOR + 3.50%), due 9/7/23	3,111,250	2,296,215
	Spectrum Brands, Inc.
	2017 Term Loan B 4.34% (3 Month LIBOR + 2.00%), due 6/23/22	108,127	108,161
	2017 Term Loan B 4.35% (3 Month LIBOR + 2.00%), due 6/23/22	1,240,146	1,240,533
	2017 Term Loan B 4.363% (3 Month LIBOR + 2.00%), due 6/23/22	432,695	432,830
	SRAM LLC 2018 Term Loan B 4.945% (2 Month LIBOR + 2.75%), due 3/15/24	6,265,364	6,281,028
	Varsity Brands, Inc. 2017 Term Loan B 5.577% (1 Month LIBOR + 3.50%), due 12/15/24	4,477,500	4,478,301
			25,879,366
	Personal, Food & Miscellaneous Services 1.3%
	Golden Nugget, Inc.
	2017 Incremental Term Loan 4.827% (1 Month LIBOR + 2.75%), due 10/4/23	2,687,752	2,695,310
	2017 Incremental Term Loan 4.828% (1 Month LIBOR + 2.75%), due 10/4/23	2,063,850	2,069,654
	IRB Holding Corp. 1st Lien Term Loan 5.347% (1 Month LIBOR + 3.25%), due 2/5/25	3,491,250	3,514,816
	KFC Holding Co. 2018 Term Loan B 3.829% (1 Month LIBOR + 1.75%), due 4/3/25	4,935,175	4,930,546
	Weight Watchers International, Inc.
	2017 Term Loan B 6.85% (1 Month LIBOR + 4.75%), due 11/29/24	1,143,182	1,150,803
	2017 Term Loan B 7.09% (3 Month LIBOR + 4.75%), due 11/29/24	5,681,818	5,719,699
			20,080,828
	Printing & Publishing 0.8%
	Cengage Learning Acquisitions, Inc. 2016 Term Loan B 6.329% (1 Month LIBOR + 4.25%), due 6/7/23	1,324,104	1,252,933
	Getty Images, Inc. Term Loan B 5.572% (1 Month LIBOR + 3.50%), due 10/18/19	3,484,600	3,406,197
	McGraw-Hill Global Education Holdings LLC 2016 Term Loan B 6.077% (1 Month LIBOR + 4.00%), due 5/4/22	3,527,714	3,469,506
	Prometric Holdings, Inc. 1st Lien Term Loan 5.08% (1 Month LIBOR + 3.00%), due 1/29/25	2,219,438	2,208,340
	Shutterfly, Inc. Term Loan B2 4.83% (1 Month LIBOR + 2.75%), due 8/17/24	2,100,000	2,107,350
			12,444,326
	Retail Store 4.2%
	Alphabet Holding Co., Inc. 2017 1st Lien Term Loan 5.577% (1 Month LIBOR + 3.50%), due 9/26/24	5,359,500	5,031,230
	American Tire Distributors Holdings, Inc. 2015 Term Loan 6.327% (1 Month LIBOR + 4.25%), due 9/1/21	2,251,796	1,580,479
	Bass Pro Group LLC Term Loan B 7.077% (1 Month LIBOR + 5.00%), due 9/25/24	4,962,500	4,992,275
	Belk, Inc. Term Loan 6.836% (1 Month LIBOR + 4.75%), due 12/12/22	2,411,170	1,893,774
	BJ's Wholesale Club, Inc. 2017 1st Lien Term Loan 5.597% (1 Month LIBOR + 3.50%), due 2/3/24	6,806,909	6,821,088
	CNT Holdings III Corp. 2017 Term Loan 5.33% (1 Month LIBOR + 3.25%), due 1/22/23	1,515,932	1,484,351
	Harbor Freight Tools USA, Inc. 2018 Term Loan B 4.577% (1 Month LIBOR + 2.50%), due 8/18/23	3,545,583	3,530,624
	Leslie's Poolmart, Inc. 2016 Term Loan 5.577% (1 Month LIBOR + 3.50%), due 8/16/23	4,823,262	4,814,219
	Michaels Stores, Inc. 2018 Term Loan B 4.572% (1 Month LIBOR + 2.50%), due 1/28/23	5,066,553	5,060,220
	Neiman Marcus Group, Ltd. LLC 2020 Term Loan 5.336% (1 Month LIBOR + 3.25%), due 10/25/20	2,895,232	2,549,975
	Party City Holdings, Inc.
	2018 Term Loan B 4.83% (1 Month LIBOR + 2.75%), due 8/19/22	2,521,303	2,521,066
	2018 Term Loan B 5.28% (3 Month LIBOR + 2.75%), due 8/19/22	2,473,826	2,473,594
	2018 Term Loan B 6.75% (PRIME + 1.75%), due 8/19/22	2,481,637	2,481,404
	Petco Animal Supplies, Inc. 2017 Term Loan B 5.592% (3 Month LIBOR + 3.25%), due 1/26/23	3,599,436	2,578,096
	PetSmart, Inc. Term Loan B2 5.10% (1 Month LIBOR + 3.00%), due 3/11/22	5,052,113	4,192,203
	Sally Holdings LLC Term Loan B2 4.50%, due 7/5/24 (d)	3,333,333	3,175,000
	Staples, Inc. 2017 Term Loan B 6.358% (3 Month LIBOR + 4.00%), due 9/12/24	8,291,667	8,211,337
	Uber Technologies 2018 Incremental Term Loan 5.574% (1 Month LIBOR + 3.50%), due 7/13/23	2,393,909	2,400,492
			65,791,427
	Telecommunications 3.0%
	Avaya, Inc. 2018 Term Loan B 6.322% (1 Month LIBOR + 4.25%), due 12/15/24	2,487,500	2,497,273
	CenturyLink, Inc. 2017 Term Loan B 4.827% (1 Month LIBOR + 2.75%), due 1/31/25	4,975,000	4,897,266
	CSC Holdings LLC 2018 Term Loan B 4.572% (1 Month LIBOR + 2.50%), due 1/25/26	3,740,625	3,728,157
	Frontier Communications Corp. 2017 Term Loan B1 5.83% (1 Month LIBOR + 3.75%), due 6/15/24	2,970,000	2,925,450
	Microchip Technology, Inc. 2018 Term Loan B 4.08% (1 Month LIBOR + 2.00%), due 5/29/25	5,000,000	5,012,500
	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan 5.363% (3 Month LIBOR + 3.00%), due 11/3/23	2,084,211	2,073,008
	Radiate Holdco LLC 1st Lien Term Loan 5.077% (1 Month LIBOR + 3.00%), due 2/1/24	5,530,000	5,477,775
	SBA Senior Finance II LLC 2018 Term Loan B 4.08% (1 Month LIBOR + 2.00%), due 4/11/25	6,527,482	6,512,070
	Sprint Communications, Inc. 1st Lien Term Loan B 4.625% (1 Month LIBOR + 2.50%), due 2/2/24	4,937,500	4,936,266
	Syniverse Holdings, Inc.
	2018 1st Lien Term Loan 7.078% (1 Month LIBOR + 5.00%), due 3/9/23	3,740,625	3,740,625
	2018 2nd Lien Term Loan 11.078% (1 Month LIBOR + 9.00%), due 3/11/24 (d)	1,000,000	982,500
	West Corp. 2017 Term Loan 6.077% (1 Month LIBOR + 4.00%), due 10/10/24	3,948,633	3,945,344
			46,728,234
	Utilities 2.4%
	Astoria Energy LLC Term Loan B 6.08% (1 Month LIBOR + 4.00%), due 12/24/21	3,205,994	3,228,036
	Calpine Corp. Term Loan B5 4.84% (3 Month LIBOR + 2.50%), due 1/15/24	5,474,547	5,474,821
	Compass Power Generation LLC 2017 Term Loan B 5.827% (1 Month LIBOR + 3.75%), due 12/20/24	1,617,256	1,625,746
	Dayton Power & Light Co. Term Loan B 4.08% (1 Month LIBOR + 2.00%), due 8/24/22 (d)	492,500	490,038
	EIF Channelview Cogeneration LLC 2018 Term Loan B 6.33% (1 Month LIBOR + 4.25%), due 5/3/25	3,500,000	3,524,063
	ExGen Renewables IV LLC Term Loan B 5.31% (3 Month LIBOR + 3.00%), due 11/28/24 (d)	2,454,206	2,469,545
	Granite Acquisition, Inc.
	Term Loan C 5.834% (3 Month LIBOR + 3.50%), due 12/19/21	88,897	89,545
	Term Loan B 5.837% (3 Month LIBOR + 3.50%), due 12/19/21	3,878,644	3,906,927
	2nd Lien Term Loan B 9.584% (3 Month LIBOR + 7.25%), due 12/19/22	1,521,278	1,521,278
	Helix Gen Funding LLC Term Loan B 5.827% (1 Month LIBOR + 3.75%), due 6/2/24	5,520,056	5,559,574
	Southeast PowerGen LLC Term Loan B 5.58% (1 Month LIBOR + 3.50%), due 12/2/21	1,675,024	1,546,605
	TEX Operations Co. LLC Exit Term Loan B 4.077% (1 Month LIBOR + 2.00%), due 8/4/23	3,208,286	3,200,711
¤	Vistra Energy Corp.
	1st Lien Term Loan B3 4.073% (1 Month LIBOR + 2.00%), due 12/31/25	2,926,829	2,919,919
	1st Lien Term Loan B3 4.077% (1 Month LIBOR + 2.00%), due 12/31/25	1,073,171	1,070,637
	Vistra Operations Co. LLC 2016 Term Loan B2 4.327% (1 Month LIBOR + 2.25%), due 12/14/23	1,077,344	1,076,766
			37,704,211
	Total Floating Rate Loans (Cost $1,306,130,736)		1,299,824,178

	Foreign Floating Rate Loans 9.9% (c)
	Beverage, Food & Tobacco 0.2%
	Jacobs Douwe Egberts International B.V. Term Loan B5 4.625% (3 Month LIBOR + 2.25%), due 7/2/22	2,674,611	2,674,611

	Broadcasting & Entertainment 0.4%
	Numericable Group S.A.
	Term Loan B11 4.822% (1 Month LIBOR + 2.75%), due 7/31/25	1,967,575	1,869,196
	Term Loan B12 5.072% (1 Month LIBOR + 3.00%), due 1/31/26	3,969,975	3,883,132
			5,752,328
	Buildings & Real Estate 0.1%
	Reece, Ltd. 2018 Term Loan B 4.34% (3 Month LIBOR + 2.00%), due 7/2/25	1,500,000	1,500,937

	Chemicals, Plastics & Rubber 1.0%
	Allnex (Luxembourg) & Cy S.C.A. 2016 USD Term Loan B2 5.569% (3 Month LIBOR + 3.25%), due 9/13/23	2,583,912	2,595,217
	Alpha 3 B.V. 2017 Term Loan B1 5.334% (3 Month LIBOR + 3.00%), due 1/31/24	4,957,481	4,957,481
	Diamond (BC) B.V. Term Loan 5.077% (1 Month LIBOR + 3.00%), due 9/6/24	3,316,667	3,257,242
	Flint Group GmbH (d)
	Term Loan C 5.201% (3 Month LIBOR + 3.00%), due 9/7/21	1,375	1,292
	Term Loan C 5.342% (3 Month LIBOR + 3.00%), due 9/7/21	527,955	496,277
	Oxea Holding Drei GmbH 2017 Term Loan B2 5.625% (3 Month LIBOR + 3.50%), due 10/11/24	4,466,250	4,463,459
			15,770,968
	Diversified/Conglomerate Manufacturing 0.7%
	AI Ladder (Luxembourg) Subco S.A R.L. 2018 Term Loan 7.02% (3 Month LIBOR + 4.50%), due 7/2/25 (e)	3,571,429	3,555,804
	Bright Bidco B.V. (d)
	2018 Term Loan B 5.577% (1 Month LIBOR + 3.50%), due 6/30/24	1,276,394	1,266,821
	2018 Term Loan B 5.834% (3 Month LIBOR + 3.50%), due 6/30/24	2,683,681	2,663,553
	Garda World Security Corp. 2017 Term Loan 5.80% (3 Month LIBOR + 3.50%), due 5/24/24	3,524,772	3,540,634
			11,026,812
	Ecological 0.2%
	GFL Environmental, Inc.
	2018 Delayed Draw Term Loan 2.75%, due 5/30/25	154,696	154,213
	2018 Term Loan B 5.084% (3 Month LIBOR + 2.75%), due 5/30/25	3,024,309	3,014,858
			3,169,071
	Electronics 1.0%
	Avast Software B.V. 2018 USD Term Loan B 4.834% (3 Month LIBOR + 2.50%), due 9/30/23	3,251,871	3,259,548
	Camelot UK Holdco, Ltd. 2017 Repriced Term Loan 5.327% (1 Month LIBOR + 3.25%), due 10/3/23	1,473,900	1,475,742
	Oberthur Technologies S.A. 2016 Term Loan B1 6.084% (3 Month LIBOR + 3.75%), due 1/10/24	2,244,844	2,240,916
	SS&C Technologies Holdings Europe S.A R.L. 2018 Term Loan B4 4.577% (1 Month LIBOR + 2.50%), due 4/16/25	4,591,456	4,605,024
	Trader Corp. 2017 Term Loan B 5.072% (1 Month LIBOR + 3.00%), due 9/28/23 (d)	4,034,980	4,034,980
			15,616,210
	Finance 0.5%
	ION Trading Technologies S.A.R.L. USD Incremental Term Loan B TBD, due 11/21/24 (e)	8,000,000	7,975,000

	Healthcare, Education & Childcare 1.6%
	Auris Luxembourg III S.A.R.L. 2018 USD Term Loan B TBD, due 7/20/25 (e)	3,937,500	3,964,570
	Endo Luxembourg Finance Co. I S.A R.L. 2017 Term Loan B 6.375% (1 Month LIBOR + 4.25%), due 4/29/24	7,132,500	7,134,726
	Mallinckrodt International Finance S.A. Term Loan B 5.203% (3 Month LIBOR + 2.75%), due 9/24/24	2,307,705	2,270,525
¤	Valeant Pharmaceuticals International, Inc. 2018 Term Loan B 5.092% (1 Month LIBOR + 3.00%), due 6/1/25	11,433,865	11,441,583
			24,811,404
	Hotels, Motels, Inns & Gaming 0.9%
	Belmond Interfin, Ltd. Dollar Term Loan 4.827% (1 Month LIBOR + 2.75%), due 7/3/24	2,376,000	2,374,515
	Four Seasons Hotels, Ltd. New 1st Lien Term Loan 4.077% (1 Month LIBOR + 2.00%), due 11/30/23	492,500	491,884
	Gateway Casinos & Entertainment, Ltd. 2018 Term Loan B 5.473% (3 Month LIBOR + 3.00%), due 12/1/23	2,215,000	2,222,383
	GVC Holdings PLC 2018 Term Loan 4.577% (1 Month LIBOR + 2.50%), due 3/29/24	2,992,500	2,994,993
	Stars Group Holdings B.V. 2018 USD Incremental Term Loan 5.831% (3 Month LIBOR + 3.50%), due 7/10/25 (e)	6,250,000	6,308,437
			14,392,212
	Leisure, Amusement, Motion Pictures & Entertainment 0.9%
	Bombardier Recreational Products, Inc. 2016 Term Loan B 4.08% (1 Month LIBOR + 2.00%), due 5/23/25	4,405,375	4,388,855
	Delta 2 (LUX) S.A.R.L. 2018 USD Term Loan 4.577% (1 Month LIBOR + 2.50%), due 2/1/24	6,650,036	6,613,461
	DHX Media, Ltd. Term Loan B 5.825% (1 Month LIBOR + 3.75%), due 12/29/23	1,826,232	1,827,373
	Lions Gate Entertainment Corp. 2018 Term Loan B 4.314% (3 Month LIBOR + 2.25%), due 3/24/25	1,745,625	1,741,261
			14,570,950
	Media 0.1%
	Altice France S.A. 2018 Term Loan B13 TBD, due 7/13/26 (e)	2,083,332	2,037,107

	Oil & Gas 0.3%
	EG Group, Ltd. 2018 Term Loan B 6.267% (3 Month LIBOR + 4.00%), due 2/6/25	2,793,000	2,775,544
	MEG Energy Corp. 2017 Term Loan B 5.58% (1 Month LIBOR + 3.50%), due 12/31/23	562,500	562,675
	Pacific Drilling S.A. Term Loan B TBD (PRIME + 4.50%), due 6/3/19 (e)(f)(g)	2,978,889	1,102,189
			4,440,408
	Personal & Nondurable Consumer Products (Manufacturing Only) 0.5%
	Array Canada, Inc. Term Loan B 7.334% (3 Month LIBOR + 5.00%), due 2/10/23	1,762,645	1,753,832
	Titan Acquisition, Ltd. 2018 Term Loan B 5.077% (1 Month LIBOR + 3.00%), due 3/28/25	5,610,938	5,517,420
			7,271,252
	Personal, Food & Miscellaneous Services 0.2%
	1011778 B.C. Unlimited Liability Co. Term Loan B3 4.327% (1 Month LIBOR + 2.25%), due 2/16/24	2,525,227	2,523,124

	Printing & Publishing 0.4%
	Springer Science & Business Media Deutschland GmbH Term Loan B13 5.577% (1 Month LIBOR + 3.50%), due 8/15/22	6,317,433	6,312,499

	Retail Store 0.2%
	EG Finco, Ltd. 2018 USD Term Loan 6.334% (3 Month LIBOR + 4.00%), due 2/7/25	3,491,250	3,477,069

	Telecommunications 0.7%
	Digicel International Finance, Ltd. 2017 Term Loan B 5.33% (1 Month LIBOR + 3.25%), due 5/28/24	967,689	921,723
	Intelsat Jackson Holdings S.A. 2017 Term Loan B3 5.827% (1 Month LIBOR + 3.75%), due 11/27/23	4,702,081	4,709,266
	Telesat Canada Term Loan B4 4.84% (3 Month LIBOR + 2.50%), due 11/17/23	5,238,058	5,225,031
			10,856,020
	Total Foreign Floating Rate Loans (Cost $156,112,261)		154,177,982
	Total Long-Term Bonds (Cost $1,515,541,952)		1,507,157,993

		Shares
	Affiliated Investment Company 0.1%
	Fixed Income Fund 0.1%
	MainStay MacKay High Yield Corporate Bond Fund Class I	217,584	1,222,821

	Total Affiliated Investment Company (Cost $1,255,443)		1,222,821

	Common Stocks 0.8%
	Beverages 0.0% ‡
	Nellson Nutraceutical, Inc. (d)(e)(h)(i)	379	0

	Communications Equipment 0.0% ‡
	Energy Future Holdings Corp. (d)(e)(h)(i)	175,418	0

	Electric 0.2%
¤	Vistra Energy Corp. (i)	107,130	2,421,138

	Energy Equipment & Services 0.1%
	Ocean Rig UDW, Inc., Class A (i)(j)	75,655	2,121,366

	Equity Real Estate Investment Trusts 0.1%
	VICI Properties, Inc.	104,245	2,121,386

	Hotels, Restaurants & Leisure 0.1%
	Caesars Entertainment Corp. (i)	71,926	812,764

	Media 0.0% ‡
	Cumulus Media, Inc. (d)(i)	37,743	632,195

	Metals & Mining 0.2%
	AFGlobal Corp. (d)(e)(h)(i)	60,753	3,554,050

	Oil & Gas 0.0% ‡
	HGIM Corp. (d)(h)(i)	1,382	65,645
	Templar Energy Corp., Class B (d)(e)(h)(i)	60,655	704
	Templar Energy LLC, Class A (d)(e)(h)(i)	60,049	69,656
			136,005
	Oil, Gas & Consumable Fuels 0.1%
	Ascent Resources (d)(e)(h)(i)	244,062	787,100

	Total Common Stocks (Cost $11,796,501)		12,586,004

	Preferred Stocks 0.0%‡
	Oil & Gas 0.0% ‡
	Templar Energy Corp. (8.00% PIK) (b)(d)(e)(h)(i)	83,606	269,954

	Total Preferred Stocks (Cost $379,311)		269,954

		Number of Rights
	Rights 0.0%‡
	Electric 0.0% ‡
¤	Vistra Energy Corp. (d)(e) (h)(i)	107,130	87,847

	Total Rights (Cost $87,847)		87,847

		Number of Warrants
	Warrants 0.0%‡
	Oil & Gas 0.0% ‡
	Ascent Resources (d)(e)(h)(i)
	1st Lien Warrants Expires 3/30/23	23,368	2,804
	2nd Lien Tranche A Expires 3/30/23	30,044	5,258
	2nd Lien Tranche B Expires 3/30/23	62,000	1,860
	HGIM Corp. Expires 7/2/47 (d)(e)(h)(i)	6,177	293,407

	Total Warrants (Cost $259,875)		303,329

		Principal Amount
	Short-Term Investments 6.9%
	U.S. Government & Federal Agencies 6.9% (k)
	1.864%, due 8/2/18	$6,197,000	6,196,684
	1.868%, due 8/2/18	16,305,000	16,304,167
	1.877%, due 8/2/18	1,762,000	1,761,910
	1.879%, due 8/23/18	1,116,000	1,114,738
	1.88%, due 8/16/18	10,084,000	10,076,220
	1.881%, due 8/23/18	22,986,000	22,959,978
	1.883%, due 8/9/18	38,773,000	38,756,974
	1.897%, due 8/23/18	2,629,000	2,625,999
	1.898%, due 8/16/18	3,035,000	3,032,635
	1.904%, due 8/30/18	4,847,000	4,839,679
	Total Short-Term Investments (Cost $107,655,444)		107,668,984

	Total Investments (Cost $1,636,976,373)	104.2%	1,629,296,932
	Other Assets, Less Liabilities	(4.2)	(65,206,534)
	Net Assets	100.0%	$1,564,090,398

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2018, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(c)	Floating rate - Rate shown was the rate in effect as of July 31, 2018.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Illiquid security - As of July 31, 2018, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $104,742,029, which represented 6.7% of the Fund's net assets.
(f)	Issue in default.
(g)	Issue in non-accrual status.
(h)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2018, the total market value of fair valued securities was $5,138,285, which represented 0.3% of the Fund's net assets.
(i)	Non-income producing security.
(j)	All or a portion of this security was held on loan. As of July 31, 2018, the market value of securities loaned was $2,100,140 and the Fund received non-cash collateral in the amount of $2,153,318.
(k)	Interest rate shown represents yield to maturity.

The following abbreviations are used in the preceding pages:

LIBOR —London Interbank Offered Rate

TBD —To Be Determined

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$53,155,833	$—	$53,155,833
Floating Rate Loans (b)	—	1,174,560,845	125,263,333	1,299,824,178
Foreign Floating Rate Loans (c)	—	145,715,059	8,462,923	154,177,982
Total Long-Term Bonds	—	1,373,431,737	133,726,256	1,507,157,993
Affiliated Investment Company
Fixed Income Fund	1,222,821	—	—	1,222,821
Common Stocks (d)	7,476,654	—	5,109,350	12,586,004
Preferred Stocks (e)	—	—	269,954	269,954
Rights (f)	—	—	87,847	87,847
Warrants (g)	—	—	303,329	303,329
Short-Term Investments
U.S. Government & Federal Agencies	—	107,668,984	—	107,668,984
Total Investments in Securities	$8,699,475	$1,481,100,721	$139,496,736	$1,629,296,932

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $125,263,333 are held within the Floating Rate Loans section of the Portfolio of Investments, which were valued by a pricing service without adjustment.

(c)	The Level 3 securities valued at $8,462,923 are held within the Foreign Floating Rate Loans section of the Portfolio of Investments, which were valued by a pricing service without adjustment.

(d)	The Level 3 securities valued at $632,195, $3,554,050, $136,005, and $787,100 are held in Media, Metals & Mining, Oil & Gas, and Oil, Gas & Consumable Fuels, respectively, within the Common Stocks section of the Portfolio of Investments.

(e)	The Level 3 security valued at $269,954 is held in Oil & Gas within the Preferred Stocks section of the Portfolio of Investments.

(f)	The Level 3 security valued at $87,847 is held in Electric within the Rights section of the Portfolio of Investments.

(g)	The Level 3 securities valued at $303,329 are held in Oil & Gas within the Warrants section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of July 31, 2018, securities with a market value of $47,898,635 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of October 31, 2017, the fair value obtained for these securities, as determined based on information provided by an independent pricing source, utilized significant observable inputs.

As of July 31, 2018, a security with a market value of $18,853,574 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of October 31, 2017, the fair value obtained for these securities, as determined based on information provided by an independent pricing source, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2018
Long-Term Bonds
Floating Rate Loans
Automobile	$5,155,125	$6,269	$(14,787)	$93,673	$3,430,011	$(2,634,216)	$-	$(2,518,750)	$3,517,325	$96,485
Banking	5,776,176	7,531	8,011	(29,922)	3,650,521	(1,870,726)	3,508,750	-	11,050,341	(12,331)
Beverage, Food & Tobacco	1,999,800	2,394	543	(34,141)	2,753,160	(57,750)	-	-	4,664,006	(34,141)
Buildings & Real Estate	3,050,230	(36)	(175)	15,746	6,230,270	(3,063,822)	-	-	6,232,213	23,983
Chemicals, Plastics & Rubber	9,123,683	428	32,225	(76,187)	-	(3,057,693)	3,723,125	(6,093,683)	3,651,898	(76,187)
Containers, Packaging & Glass	7,832,119	1,950	12,469	(50,739)	-	(5,721,887)	993,607	(1,485,000)	1,582,519	6,067
Diversified/Conglomerate Manufacturing	-	1,137	125	(53,421)	5,935,164	(56,313)	994,906	-	6,821,598	(53,421)
Diversified/Conglomerate Service	4,354,900	7,571	423	(83,891)	4,030,019	(111,124)	8,671,622	-	16,869,520	(83,891)
Electronics	3,916,074	12,264	81,524	(149,462)	3,142,141	(5,072,913)	9,582,850	(416,074)	11,096,404	(115,326)
Finance	1,066,449	3,570	1,520	(38,850)	898,271	(243,872)	3,833,250	-	5,520,338	(38,850)
Grocery	-	-	-	6,750	1,791,000	-	-	-	1,797,750	6,750
Healthcare, Education & Childcare	10,144,111	1,122	(38,878)	96,688	10,576,587	(14,346,394)	7,074,625	-	13,507,861	115,633
Home and Office Furnishings, Housewares & Durable Consumer Products	-	2,977	176	141,683	-	(21,000)	2,523,651	-	2,647,487	141,683
Hotels, Motels, Inns & Gaming	3,139,393	(288)	15	(39,505)	21	(3,099,636)	-	-	-	-
Leisure, Amusement, Motion Pictures & Entertainment	3,058,000	1,743	17,097	(22,797)	19	(3,061,236)	883,705	-	876,531	900
Machinery (Non-Agriculture, Non-Construct & Non-Electronic)	3,203,438	(1,316)	(1,237)	(45,010)	4,870,031	(311,156)	5,087,354	-	12,802,104	(45,010)
Mining, Steel, Iron & Non-Precious Metals	3,312,375	3,255	40	26,662	14,877,675	(3,300,798)	-	-	14,919,209	47,163
Oil & Gas	1,656,726	5,939	4	474,561	575,923	(2,124,007)	-	-	589,146	13,030
Retail Store	3,308,333	1,792	-	(135,125)	-	-	-	-	3,175,000	(135,125)
Telecommunications	1,318,638	2,581	1,488	(18,026)	985,019	(1,307,200)	-	-	982,500	(3,464)
Utilities	2,590,900	161	794,538	(726,415)	2,417,990	(2,620,664)	503,073	-	2,959,583	(4,265)
Foreign Floating Rate Loans
Beverage, Food & Tobacco	2,638,125	113	6,433	(19,687)	16	(2,625,000)	-	-	-	-
Chemicals, Plastics & Rubber	2,634,543	(68)	21	(16,376)	-	(4,125)	518,117	(2,634,543)	497,569	(16,376)
Diversified/Conglomerate Manufacturing	-	(75)	(5)	(30,599)	3,980,978	(19,925)	-	-	3,930,374	(30,599)
Electronics	4,369,543	(1,383)	667	11,666	-	(345,513)	-	-	4,034,980	11,666
Leisure, Amusement, Motion Pictures & Entertainment	7,195,078	236	671	(39,912)	-	(4,416,377)	-	(2,739,696)	-	-
Personal & Nondurable Consumer Products (Manufacturing Only)	2,965,828	-	-	-	-	-	-	(2,965,828)	-	-
Common Stocks
Media	-	-	-	-	632,195	-	-	-	632,195	-
Metals & Mining	2,460,496	-	-	1,093,554	-	-	-	-	3,554,050	1,093,554
Oil & Gas	295,391	-	-	(214,666)	55,280	-	-	-	136,005	(214,666)
Oil, Gas & Consumable Fuels	-	-	-	12,203	774,897	-	-	-	787,100	12,203
Preferred Stocks
Oil & Gas	312,415	-	-	(42,461)	-	-	-	-	269,954	(42,461)
Rights
Electric	-	-	-	-	87,847	-	-	-	87,847	-
Warrants
Oil & Gas	-	-	-	43,454	259,875	-	-	-	303,329	43,454
Total	$96,877,889	$59,867	$902,908	$149,448	$71,954,910	$(59,493,347)	$47,898,635	$(18,853,574)	$139,496,736	$706,458

(a)	Sales include principal reductions.

MainStay Growth Allocation Fund

Portfolio of Investments July 31, 2018 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.0% †
Equity Funds 100.0%
IQ 50 Percent Hedged FTSE International ETF	1,064,271	$22,693,238
IQ Chaikin U.S. Large Cap ETF (a)	944,299	24,570,660
IQ Chaikin U.S. Small Cap ETF (a)	1,012,272	29,305,274
IQ Global Resources ETF (b)	401,412	10,934,463
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)(b)	1,604,944	14,974,128
MainStay Cushing MLP Premier Fund Class I	250,502	3,146,307
MainStay Cushing Renaissance Advantage Fund Class I (a)	530,599	11,333,591
MainStay Epoch Capital Growth Fund Class I	269,264	3,578,523
MainStay Epoch Global Choice Fund Class I	379,536	8,345,991
MainStay Epoch International Choice Fund Class I	629,091	22,685,039
MainStay Epoch U.S. All Cap Fund Class R6 (a)(b)	1,063,630	31,238,818
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	2,217,684	36,325,662
MainStay Epoch U.S. Small Cap Fund Class I (a)	1,253,849	40,800,243
MainStay Large Cap Growth Fund Class R6	463,694	5,281,476
MainStay MacKay Emerging Markets Equity Fund Class R6 (a)(b)	1,459,143	14,970,802
MainStay MacKay Growth Fund Class I (a)	408,679	15,791,346
MainStay MacKay International Equity Fund Class I	230,390	4,130,898
MainStay MacKay International Opportunities Fund Class I	2,963,538	26,523,663
MainStay MacKay S&P 500 Index Fund Class I	41,213	2,129,908
MainStay MacKay U.S. Equity Opportunities Fund Class I (a)	4,060,232	41,495,573
MainStay MAP Equity Fund Class I (a)	757,053	33,628,304
Total Affiliated Investment Companies (Cost $319,737,471)		403,883,907

Short-Term Investment 0.0%‡
Affiliated Investment Company 0.0% ‡
MainStay U.S. Government Liquidity Fund, 1.75% (c)	75,886	75,886

Total Short-Term Investment (Cost $75,886)		75,886

Total Investments (Cost $319,813,357)	100.0%	403,959,793

Other Assets, Less Liabilities	0.0 ‡	84,290
Net Assets	100.0%	$404,044,083

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	Rate reported is the current yield as of July 31, 2018.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
MLP	—Master limited partnership

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$403,883,907	$—	$—	$403,883,907
Short-Term Investment	75,886			75,886
Total Investments in Securities	$403,959,793	$—	$—	$403,959,793

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Indexed Bond Fund

Portfolio of Investments July 31, 2018 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 98.9% †
	Asset-Backed Securities 0.6%
	Automobile 0.5%
	GM Financial Securitized Term Auto Recievables Trust Series 2018-3, Class A3 3.02%, due 5/16/23	$700,000	$698,718
	Hyundai Auto Lease Securitization Trust Series 2018-B, Class A3 3.04%, due 10/15/21 (a)	100,000	99,805
	Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A3 3.02%, due 11/21/22	186,000	185,560
			984,083
	Home Equity 0.0% ‡
	Saxon Asset Securities Trust Series 2003-1, Class AF5 4.719%, due 6/25/33 (b)	77,142	76,644

	Other Asset-Backed Securities 0.1%
	MVW Owner Trust Series 2017-1A, Class A 2.42%, due 12/20/34 (a)	167,828	162,723

	Total Asset-Backed Securities (Cost $1,230,618)		1,223,450

	Corporate Bonds 26.9%
	Aerospace & Defense 0.5%
	Boeing Co. 2.35%, due 10/30/21	170,000	166,870
	General Dynamics Corp. 3.00%, due 5/11/21	170,000	169,264
	Lockheed Martin Corp. 4.70%, due 5/15/46	135,000	145,341
	Northrop Grumman Corp.
	3.25%, due 1/15/28	205,000	194,320
	5.05%, due 8/1/19	135,000	137,930
	United Technologies Corp. 3.10%, due 6/1/22	340,000	336,393
			1,150,118
	Agriculture 0.1%
	Archer-Daniels-Midland Co. 4.535%, due 3/26/42	291,000	301,779

	Airlines 0.0% ‡
	Continental Airlines, Inc. Series 1992-2, Class A1 7.256%, due 9/15/21	14,571	15,008

	Auto Manufacturers 0.9%
	Daimler Finance N.A. LLC 8.50%, due 1/18/31	205,000	288,788
	Ford Motor Credit Co. LLC
	3.219%, due 1/9/22	270,000	263,914
	3.81%, due 1/9/24	675,000	653,693
	General Motors Financial Co., Inc. 5.25%, due 3/1/26	405,000	419,624
	Toyota Motor Credit Corp. 3.40%, due 9/15/21	270,000	272,755
			1,898,774
	Banks 6.3%
	Bank of America Corp.
	3.419%, due 12/20/28 (c)	678,000	637,611
	5.00%, due 1/21/44	270,000	290,293
	Bank of New York Mellon Corp. 2.50%, due 4/15/21	475,000	466,033
	Bank of Nova Scotia 2.70%, due 3/7/22	350,000	341,932
	Barclays PLC 5.25%, due 8/17/45	270,000	270,687
	BB&T Corp. 2.05%, due 5/10/21	475,000	458,797
	BNP Paribas S.A. 3.25%, due 3/3/23	270,000	266,467
	Capital One Financial Corp. 3.75%, due 4/24/24	340,000	333,761
	Citigroup, Inc.
	4.45%, due 9/29/27	510,000	504,209
	5.875%, due 2/22/33	340,000	377,250
	Cooperatieve Rabobank UA 5.75%, due 12/1/43	340,000	385,189
	Credit Suisse A.G. 3.625%, due 9/9/24	340,000	336,298
	Fifth Third Bank 2.25%, due 6/14/21	475,000	462,384
¤	Goldman Sachs Group, Inc.
	2.876%, due 10/31/22 (c)	1,320,000	1,291,268
	3.85%, due 1/26/27	170,000	165,161
	4.25%, due 10/21/25	205,000	203,623
¤	HSBC Holdings PLC
	3.90%, due 5/25/26	270,000	265,024
	4.30%, due 3/8/26	950,000	959,751
	JPMorgan Chase & Co. 4.85%, due 2/1/44	680,000	711,231
	Lloyds Banking Group PLC 3.75%, due 1/11/27	270,000	255,622
¤	Morgan Stanley
	2.75%, due 5/19/22	1,195,000	1,159,963
	3.625%, due 1/20/27	170,000	163,313
	4.00%, due 7/23/25	270,000	270,241
	Northern Trust Corp. 3.45%, due 11/4/20	135,000	136,043
	PNC Bank N.A. 2.70%, due 11/1/22	540,000	519,443
	Santander UK PLC 2.375%, due 3/16/20	475,000	468,784
	State Street Bank & Trust Co. 5.25%, due 10/15/18	100,000	100,537
	Sumitomo Mitsui Banking Corp. 2.65%, due 7/23/20	405,000	399,478
	U.S. Bank N.A. 2.00%, due 1/24/20	475,000	468,352
	Wells Fargo & Co. 4.48%, due 1/16/24	478,000	488,623
	Wells Fargo Bank N.A. 5.95%, due 8/26/36	150,000	174,046
	Westpac Banking Corp. 2.50%, due 6/28/22	340,000	326,442
			13,657,856
	Beverages 0.8%
	Anheuser-Busch InBev Finance, Inc. 4.90%, due 2/1/46	610,000	636,589
	Coca-Cola Co. 3.15%, due 11/15/20	305,000	306,483
	Diageo Capital PLC 2.625%, due 4/29/23	340,000	328,826
	Molson Coors Brewing Co. 3.00%, due 7/15/26	135,000	123,624
	Pepsi-Cola Metropolitan Bottling Co., Inc. 7.00%, due 3/1/29	60,000	76,687
	PepsiCo, Inc. 2.85%, due 2/24/26	270,000	257,121
			1,729,330
	Biotechnology 0.6%
	Amgen, Inc. 3.125%, due 5/1/25	475,000	457,024
	Celgene Corp. 3.625%, due 5/15/24	270,000	265,769
	Gilead Sciences, Inc. 3.70%, due 4/1/24	540,000	542,567
			1,265,360
	Chemicals 0.4%
	E.I. du Pont de Nemours & Co. 3.625%, due 1/15/21	135,000	136,737
	LYB International Finance B.V. 4.00%, due 7/15/23	135,000	135,518
	Mosaic Co. 4.05%, due 11/15/27	305,000	293,235
	Nutrien, Ltd. 4.875%, due 3/30/20	150,000	153,210
	Rohm & Haas Co. 7.85%, due 7/15/29	135,000	173,977
			892,677
	Computers 0.4%
	Apple, Inc.
	2.90%, due 9/12/27	510,000	482,647
	4.45%, due 5/6/44	270,000	286,181
			768,828
	Cosmetics & Personal Care 0.2%
	Procter & Gamble Co. 2.70%, due 2/2/26	340,000	322,134
	Unilever Capital Corp. 2.60%, due 5/5/24	205,000	195,343
			517,477
	Diversified Financial Services 0.5%
	GE Capital International Funding Co. 4.418%, due 11/15/35	550,000	535,874
	National Rural Utilities Cooperative Finance Corp. 8.00%, due 3/1/32	100,000	138,154
	Visa, Inc. 3.15%, due 12/14/25	340,000	330,658
			1,004,686
	Electric 1.9%
	CenterPoint Energy Houston Electric LLC Series K2 6.95%, due 3/15/33	100,000	130,118
	Consolidated Edison Co. of New York, Inc. 5.85%, due 3/15/36	135,000	158,562
	Duke Energy Carolinas LLC 5.30%, due 2/15/40	270,000	312,191
	Entergy Gulf States Louisiana LLC 3.95%, due 10/1/20	340,000	344,907
	Exelon Corp. 7.60%, due 4/1/32	135,000	169,317
	Florida Power & Light Co. 3.80%, due 12/15/42	205,000	197,725
	Georgia Power Co. 4.75%, due 9/1/40	170,000	177,781
	Jersey Central Power & Light Co. 7.35%, due 2/1/19	35,000	35,714
	Ohio Power Co. Series G 6.60%, due 2/15/33	205,000	257,723
	Oncor Electric Delivery Co. LLC 7.00%, due 9/1/22	135,000	152,958
	PacifiCorp 6.25%, due 10/15/37	270,000	342,429
	PECO Energy Co. 5.95%, due 10/1/36	205,000	252,302
	PPL Electric Utilities Corp. 3.00%, due 9/15/21	270,000	268,336
	PSEG Power LLC
	5.125%, due 4/15/20	110,000	113,194
	8.625%, due 4/15/31	50,000	65,410
	Puget Sound Energy, Inc. 6.274%, due 3/15/37	100,000	123,841
	South Carolina Electric & Gas Co. 6.05%, due 1/15/38	135,000	153,537
	Southern California Edison Co. 4.50%, due 9/1/40	235,000	237,377
	Virginia Electric & Power Co. 6.00%, due 5/15/37	235,000	281,483
	Xcel Energy, Inc. 6.50%, due 7/1/36	205,000	261,754
			4,036,659
	Electrical Components & Equipment 0.1%
	Emerson Electric Co. 4.25%, due 11/15/20	150,000	153,001

	Environmental Controls 0.1%
	Republic Services, Inc. 5.00%, due 3/1/20	235,000	241,371

	Food 0.3%
	Conagra Brands, Inc. 7.00%, due 10/1/28	100,000	115,557
	General Mills, Inc. 4.20%, due 4/17/28	70,000	69,702
	Kraft Heinz Foods Co. 5.20%, due 7/15/45	170,000	168,449
	Mondelez International, Inc. 4.00%, due 2/1/24	70,000	70,352
	Tyson Foods, Inc. 4.50%, due 6/15/22	300,000	309,436
			733,496
	Forest Products & Paper 0.4%
	Fibria Overseas Finance, Ltd.
	4.00%, due 1/14/25	305,000	290,246
	5.50%, due 1/17/27	305,000	313,921
	International Paper Co. 3.80%, due 1/15/26	170,000	166,075
			770,242
	Gas 0.1%
	NiSource, Inc. 4.80%, due 2/15/44	235,000	245,374

	Health Care - Products 0.7%
	Abbott Laboratories 4.90%, due 11/30/46	340,000	373,695
	Becton Dickinson & Co. 3.70%, due 6/6/27	170,000	163,124
	Medtronic, Inc. 3.50%, due 3/15/25	540,000	537,824
	Thermo Fisher Scientific, Inc. 2.95%, due 9/19/26	205,000	189,971
	Zimmer Biomet Holdings, Inc. 3.55%, due 4/1/25	340,000	326,006
			1,590,620
	Health Care - Services 0.5%
	Aetna, Inc. 4.125%, due 6/1/21	175,000	177,693
	Anthem, Inc. 4.375%, due 12/1/47	270,000	256,871
	Cigna Corp. 5.125%, due 6/15/20	150,000	154,885
	Laboratory Corporation of America Holdings 4.625%, due 11/15/20	135,000	138,513
	Quest Diagnostics, Inc. 4.75%, due 1/30/20	135,000	138,244
	UnitedHealth Group, Inc. 4.75%, due 7/15/45	205,000	223,994
			1,090,200
	Housewares 0.1%
	Newell Brands, Inc. 3.85%, due 4/1/23	270,000	264,795

	Insurance 0.4%
	American International Group, Inc. 6.25%, due 5/1/36	135,000	156,273
	AXA S.A. 8.60%, due 12/15/30	105,000	133,403
	Chubb INA Holdings, Inc. 4.35%, due 11/3/45	205,000	210,075
	Hartford Financial Services Group, Inc. 5.50%, due 3/30/20	150,000	155,355
	MetLife, Inc. 5.70%, due 6/15/35	135,000	153,664
	Travelers Cos., Inc. 6.75%, due 6/20/36	100,000	129,783
			938,553
	Internet 0.1%
	Amazon.com, Inc. 3.875%, due 8/22/37	270,000	268,660

	Iron & Steel 0.0% ‡
	Vale Overseas, Ltd. 4.375%, due 1/11/22	32,000	32,576

	Machinery - Construction & Mining 0.1%
	Caterpillar, Inc. 3.803%, due 8/15/42	205,000	197,084

	Machinery - Diversified 0.2%
	Deere & Co. 4.375%, due 10/16/19	135,000	137,329
	John Deere Capital Corp. 2.80%, due 3/6/23	205,000	199,842
			337,171
	Media 0.7%
	21st Century Fox America, Inc. 6.40%, due 12/15/35	235,000	293,775
	Comcast Corp.
	3.999%, due 11/1/49	109,000	98,436
	4.049%, due 11/1/52	264,000	237,353
	Discovery Communications LLC 6.35%, due 6/1/40	140,000	155,119
	Thomson Reuters Corp. 5.85%, due 4/15/40	105,000	113,322
	Time Warner Cable LLC
	5.00%, due 2/1/20	165,000	168,334
	6.55%, due 5/1/37	370,000	405,965
			1,472,304
	Mining 0.5%
	Barrick PD Australia Finance Pty., Ltd. 5.95%, due 10/15/39	205,000	227,955
	BHP Billiton Finance USA, Ltd. 5.00%, due 9/30/43	270,000	307,010
	Newmont Mining Corp. 5.125%, due 10/1/19	205,000	209,219
	Rio Tinto Finance USA, Ltd. 3.75%, due 6/15/25	270,000	270,587
			1,014,771
	Miscellaneous - Manufacturing 0.1%
	3M Co. 2.25%, due 9/19/26	135,000	122,828

	Multi-National 0.6%
	European Investment Bank
	2.25%, due 8/15/22	340,000	330,639
	2.875%, due 9/15/20	340,000	340,465
	Inter-American Development Bank 6.80%, due 10/15/25	250,000	306,313
	International Bank for Reconstruction & Development 2.00%, due 1/26/22	340,000	329,255
			1,306,672
	Oil & Gas 2.2%
	Anadarko Petroleum Corp. 5.55%, due 3/15/26	270,000	291,593
	Apache Corp. 4.75%, due 4/15/43	135,000	129,506
	BP Capital Markets PLC 4.50%, due 10/1/20	405,000	416,419
	Cenovus Energy, Inc. 5.25%, due 6/15/37	205,000	206,149
	Chevron Corp.
	2.411%, due 3/3/22	205,000	200,092
	4.95%, due 3/3/19	170,000	172,450
	ConocoPhillips 5.90%, due 10/15/32	170,000	197,865
	Devon Energy Corp. 4.00%, due 7/15/21	270,000	272,653
	EOG Resources, Inc. 4.10%, due 2/1/21	270,000	275,032
	Equinor ASA 7.75%, due 6/15/23	170,000	201,990
	Exxon Mobil Corp. 3.043%, due 3/1/26	340,000	331,108
	Hess Corp. 7.30%, due 8/15/31	135,000	157,749
	Marathon Petroleum Corp. 5.125%, due 3/1/21	475,000	493,682
	Noble Energy, Inc. 4.15%, due 12/15/21	340,000	345,349
	Occidental Petroleum Corp. 3.125%, due 2/15/22	235,000	233,639
	Petroleos Mexicanos 6.625%, due 6/15/35	340,000	329,290
	Shell International Finance B.V. 3.75%, due 9/12/46	375,000	355,492
	Suncor Energy, Inc. 6.50%, due 6/15/38	135,000	168,687
			4,778,745
	Oil & Gas Services 0.1%
	Halliburton Co. 3.80%, due 11/15/25	205,000	203,603

	Pharmaceuticals 1.2%
	AbbVie, Inc. 3.60%, due 5/14/25	440,000	429,180
	Allergan Funding SCS 3.80%, due 3/15/25	270,000	264,911
	AstraZeneca PLC 6.45%, due 9/15/37	135,000	169,087
	Bayer U.S. Finance II LLC 4.40%, due 7/15/44 (a)	100,000	96,093
	GlaxoSmithKline Capital, Inc. 6.375%, due 5/15/38	170,000	221,631
	Johnson & Johnson 3.55%, due 3/1/36	205,000	197,825
	Merck & Co., Inc. 2.75%, due 2/10/25	235,000	226,366
	Novartis Capital Corp. 3.10%, due 5/17/27	205,000	197,296
	Shire Acquisitions Investments Ireland DAC 2.875%, due 9/23/23	270,000	255,035
	Teva Pharmaceutical Finance Co. B.V. 3.65%, due 11/10/21	100,000	96,007
	Wyeth LLC 6.00%, due 2/15/36	270,000	329,732
			2,483,163
	Pipelines 0.8%
	Energy Transfer Partners, L.P.
	4.05%, due 3/15/25	340,000	332,805
	5.20%, due 2/1/22	135,000	140,440
	Enterprise Products Operating LLC Series B 6.875%, due 3/1/33	270,000	332,910
	Kinder Morgan Energy Partners, L.P. 5.80%, due 3/15/35	405,000	431,589
	Phillips 66 Partners, L.P. 4.68%, due 2/15/45	170,000	161,452
	TransCanada PipeLines, Ltd. 5.85%, due 3/15/36	205,000	232,123
	Williams Cos., Inc. 8.75%, due 3/15/32	114,000	149,625
			1,780,944
	Real Estate Investment Trusts 0.4%
	ERP Operating, L.P. 4.50%, due 6/1/45	205,000	207,398
	Simon Property Group, L.P. 3.375%, due 3/15/22	440,000	439,336
	Weyerhaeuser Co. 7.375%, due 3/15/32	135,000	170,954
			817,688
	Retail 1.2%
	CVS Health Corp.
	4.30%, due 3/25/28	135,000	134,599
	5.05%, due 3/25/48	270,000	279,800
	6.25%, due 6/1/27	175,000	196,892
	Home Depot, Inc. 5.875%, due 12/16/36	340,000	418,784
	Lowe's Cos., Inc. 4.05%, due 5/3/47	205,000	200,112
	Macy's Retail Holdings, Inc. 2.875%, due 2/15/23	340,000	319,951
	McDonald's Corp.
	3.375%, due 5/26/25	270,000	265,485
	3.70%, due 1/30/26	135,000	134,673
	Target Corp. 2.50%, due 4/15/26	170,000	157,421
	Walgreens Boots Alliance, Inc. 3.45%, due 6/1/26	170,000	160,981
	Walmart, Inc. 4.30%, due 4/22/44	270,000	282,213
			2,550,911
	Semiconductors 0.1%
	Applied Materials, Inc. 3.30%, due 4/1/27	100,000	97,454
	Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.625%, due 1/15/24	205,000	198,333
			295,787
	Software 0.8%
	Fiserv, Inc. 3.50%, due 10/1/22	100,000	99,541
	Microsoft Corp.
	3.00%, due 10/1/20	340,000	340,335
	4.25%, due 2/6/47	540,000	573,291
	Oracle Corp. 2.95%, due 5/15/25	810,000	780,869
			1,794,036
	Telecommunications 1.6%
	America Movil S.A.B. de C.V. 3.125%, due 7/16/22	270,000	264,064
	AT&T, Inc.
	4.25%, due 3/1/27	270,000	267,186
	4.35%, due 6/15/45	205,000	177,756
	4.55%, due 3/9/49	6,000	5,288
	5.15%, due 11/15/46 (a)	406,000	392,867
	5.20%, due 3/15/20	340,000	350,758
	Cisco Systems, Inc.
	3.625%, due 3/4/24	205,000	208,350
	4.45%, due 1/15/20	270,000	276,316
	Motorola Solutions, Inc. 7.50%, due 5/15/25	135,000	154,381
	Orange S.A. 9.00%, due 3/1/31	240,000	334,516
	Telefonica Emisiones SAU 7.045%, due 6/20/36	135,000	164,882
	Verizon Communications, Inc.
	4.672%, due 3/15/55	423,000	397,842
	4.862%, due 8/21/46	225,000	225,291
	Vodafone Group PLC
	4.375%, due 5/30/28	70,000	70,070
	7.875%, due 2/15/30	135,000	170,543
			3,460,110
	Transportation 0.8%
	Burlington Northern Santa Fe LLC 5.75%, due 5/1/40	305,000	363,962
	Canadian Pacific Railway Co. 7.25%, due 5/15/19	170,000	175,640
	CSX Transportation, Inc. 7.875%, due 5/15/43	135,000	195,044
	FedEx Corp.
	3.20%, due 2/1/25	305,000	296,664
	8.00%, due 1/15/19	50,000	51,222
	Norfolk Southern Corp. 4.837%, due 10/1/41	173,000	185,747
	Union Pacific Corp. 2.75%, due 3/1/26	340,000	317,270
	United Parcel Service, Inc. 3.40%, due 11/15/46	135,000	117,540
			1,703,089
	Water 0.1%
	American Water Capital Corp. 4.30%, due 12/1/42	270,000	272,765

	Total Corporate Bonds (Cost $57,495,562)		58,159,111

	Foreign Government Bonds 1.9%
	Colombia Government International Bond
	4.00%, due 2/26/24	500,000	501,500
	5.00%, due 6/15/45	200,000	199,000
	Mexico Government International Bond
	4.15%, due 3/28/27	650,000	639,925
	4.75%, due 3/8/44	340,000	319,090
	Panama Government International Bond 3.75%, due 3/16/25	555,000	553,335
	Peruvian Government International Bond 7.35%, due 7/21/25	375,000	459,750
	Philippine Government International Bond 4.20%, due 1/21/24	500,000	513,134
	Poland Government International Bond 3.00%, due 3/17/23	500,000	491,175
	Province of Quebec Canada Series NJ 7.50%, due 7/15/23	120,000	142,487
	United Mexican States 4.125%, due 1/21/26	270,000	268,110
	Total Foreign Government Bonds (Cost $4,150,203)		4,087,506

	Mortgage-Backed Securities 2.0%
	Agency (Collateralized Mortgage Obligations) 0.8%
¤	FHLMC Multifamily Structured Pass-Through Certificates

	Series K031, Class A2 3.30%, due 4/25/23 (d)	800,000	803,985
	Series K039, Class A2 3.303%, due 7/25/24	800,000	802,907
			1,606,892
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.2%
	Benchmark Mortgage Trust Series 2018-B5, Class A4 4.208%, due 7/15/51	800,000	824,413
	COMM Mortgage Trust Series 2014-CR17, Class A5 3.977%, due 5/10/47	700,000	715,146
	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12, Class A4 4.259%, due 10/15/46 (d)	600,000	618,250
	Morgan Stanley Capital I Trust Series 2018-H3, Class A4 3.914%, due 7/15/51	500,000	501,814
			2,659,623
	Total Mortgage-Backed Securities (Cost $4,321,472)		4,266,515

	Municipal Bonds 0.5%
	Texas 0.5%
	Texas Transportation Commission State Highway Fund, Revenue Bonds 5.178%, due 4/1/30	900,000	1,017,036

	Total Municipal Bonds (Cost $1,052,203)		1,017,036

	U.S. Government & Federal Agencies 67.0%
¤	Federal Home Loan Mortgage Corporation 1.1%
	2.375%, due 1/13/22	1,000,000	983,853
	2.753%, due 1/30/23	225,000	221,127
	3.32%, due 6/14/23	175,000	174,511
	3.375%, due 8/16/23	375,000	374,443
	3.75%, due 3/27/19	600,000	605,553
			2,359,487
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 7.7%
	2.50%, due 6/1/28	289,611	281,985
	2.50%, due 1/1/31	342,377	331,460
	2.50%, due 12/1/31	82,776	80,132
	2.50%, due 4/1/32 TBA (e)	300,000	289,889
	2.50%, due 2/1/33	95,035	91,990
	2.50%, due 6/1/33	197,180	190,680
	3.00%, due 2/1/27	124,928	124,509
	3.00%, due 9/1/30	302,764	300,003
	3.00%, due 9/1/32	91,900	90,996
	3.00%, due 12/1/32	95,236	94,299
	3.00%, due 1/1/33	199,980	198,013
	3.00%, due 1/1/33 TBA (e)	200,000	197,854
	3.00%, due 11/1/37	284,204	278,450
	3.00%, due 12/1/37	95,513	93,343
	3.00%, due 8/1/43	577,232	560,691
	3.00%, due 4/1/45	361,029	349,366
	3.00%, due 4/1/46	183,172	176,707
	3.00%, due 7/1/46	163,939	158,153
	3.00%, due 9/1/46	259,505	250,346
	3.00%, due 10/1/46	208,749	201,382
	3.00%, due 11/1/46	264,563	255,144
	3.00%, due 1/1/47	90,024	86,768
	3.00%, due 3/1/47	94,871	91,506
	3.00%, due 4/1/47	94,128	90,767
	3.00%, due 7/1/47 TBA (e)	500,000	481,554
	3.00%, due 2/1/48	694,489	669,327
	3.00%, due 6/1/48	100,000	96,378
	3.50%, due 4/1/26	166,064	167,505
	3.50%, due 4/1/32	127,146	128,422
	3.50%, due 2/1/33 TBA (e)	100,000	100,803
	3.50%, due 1/1/38	194,016	193,986
	3.50%, due 4/1/41	140,655	140,459
	3.50%, due 3/1/42	223,607	223,296
	3.50%, due 4/1/42	314,115	313,678
	3.50%, due 7/1/44	119,255	118,969
	3.50%, due 2/1/45	67,558	67,215
	3.50%, due 9/1/45	762,176	758,047
	3.50%, due 4/1/46	223,630	222,251
	3.50%, due 6/1/46	165,882	164,778
	3.50%, due 12/1/46	84,417	83,743
	3.50%, due 6/1/47	285,905	283,492
	3.50%, due 9/1/47	191,476	189,791
	3.50%, due 11/1/47	136,244	135,020
	3.50%, due 12/1/47	397,177	393,606
	3.50%, due 1/1/48	96,508	95,638
	3.50%, due 2/1/48 TBA (e)	700,000	693,277
	3.50%, due 3/1/48	98,722	97,830
	3.50%, due 5/1/48	494,944	490,474
	3.50%, due 6/1/48	349,424	346,266
	4.00%, due 8/1/18	536	536
	4.00%, due 8/1/21	167,687	171,732
	4.00%, due 2/1/31	93,721	95,873
	4.00%, due 7/1/39	252,437	257,374
	4.00%, due 12/1/40	174,230	178,402
	4.00%, due 2/1/41	132,829	136,010
	4.00%, due 5/1/44	411,432	419,932
	4.00%, due 8/1/45	161,889	164,764
	4.00%, due 9/1/45	58,612	59,746
	4.00%, due 4/1/47	288,365	293,540
	4.00%, due 6/1/47	89,911	91,474
	4.00%, due 10/1/47	145,512	147,834
	4.00%, due 12/1/47	272,952	277,646
	4.00%, due 1/1/48	196,700	200,229
	4.00%, due 4/1/48 TBA (e)	500,000	507,628
	4.00%, due 5/1/48	298,850	303,552
	4.50%, due 6/1/34	8,341	8,651
	4.50%, due 6/1/35	39,621	41,266
	4.50%, due 8/1/35	50,106	52,158
	4.50%, due 7/1/39	4,619	4,840
	4.50%, due 1/1/40	226,511	237,365
	4.50%, due 8/1/40	178,950	187,525
	4.50%, due 2/1/41	4,632	4,854
	4.50%, due 11/1/47	193,711	200,952
	4.50%, due 2/1/48	200,000	207,448
	4.50%, due 4/1/48 TBA (e)	200,000	207,361
	5.00%, due 8/1/35	173,333	184,724
	5.00%, due 6/1/37	67,457	71,813
	5.50%, due 9/1/35	47,244	51,037
	5.50%, due 4/1/37	51,446	55,527
	5.50%, due 4/1/38	42,973	46,389
	5.50%, due 8/1/38	38,649	41,624
	6.00%, due 5/1/40	78,654	86,088
	6.50%, due 11/1/25	625	692
	6.50%, due 5/1/26	694	769
	6.50%, due 3/1/27	1,220	1,352
	6.50%, due 5/1/31	2,600	2,880
	6.50%, due 8/1/31	1,377	1,525
	6.50%, due 1/1/32	13,759	15,239
	6.50%, due 3/1/32	6,038	6,687
	6.50%, due 4/1/32	6,245	6,916
	6.50%, due 7/1/32	6,512	7,212
	6.50%, due 9/1/37	14,587	16,156
	7.00%, due 4/1/26	1,672	1,823
	7.00%, due 7/1/26	185	197
	7.00%, due 12/1/27	2,478	2,658
	7.00%, due 1/1/30	257	274
	7.50%, due 1/1/26	278	300
	7.50%, due 2/1/32	11,749	13,386
	8.00%, due 7/1/26	82	90
			16,594,288
	Federal National Mortgage Association 0.5%
	1.00%, due 10/24/19	500,000	490,354
	1.625%, due 1/21/20	250,000	246,398
	6.21%, due 8/6/38	275,000	386,830
			1,123,582
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 12.2%
	2.50%, due 2/1/28	296,126	288,769
	2.50%, due 9/1/28	103,439	100,870
	2.50%, due 6/1/31	147,783	143,330
	2.50%, due 9/1/31	81,144	78,698
	2.50%, due 10/1/31	92,013	89,118
	2.50%, due 12/1/31	83,501	80,985
	2.50%, due 1/1/32	160,773	155,715
	2.50%, due 3/1/32	149,479	144,776
	2.50%, due 6/1/32 TBA (e)	300,000	290,356
	2.50%, due 7/1/32	197,989	191,760
	2.50%, due 8/1/32	86,863	84,131
	2.50%, due 6/1/33	194,333	188,219
	2.50%, due 5/1/43	136,992	128,347
	3.00%, due 8/1/21	105,288	104,730
	3.00%, due 11/1/23	103,630	103,739
	3.00%, due 12/1/24	56,841	56,884
	3.00%, due 4/1/25	83,140	83,193
	3.00%, due 2/1/29	99,820	99,468
	3.00%, due 8/1/30	170,425	169,455
	3.00%, due 4/1/31	138,658	137,465
	3.00%, due 3/1/32	83,821	83,100
	3.00%, due 6/1/32	72,749	72,123
	3.00%, due 12/1/32	93,524	92,731
	3.00%, due 1/1/33	198,057	196,378
	3.00%, due 2/1/33	199,980	198,260
	3.00%, due 4/1/33	198,294	196,609
	3.00%, due 4/1/35	243,575	241,083
	3.00%, due 6/1/36	321,080	315,310
	3.00%, due 8/1/43	728,301	707,922
	3.00%, due 9/1/43	697,146	677,704
	3.00%, due 9/1/45	223,744	216,353
	3.00%, due 7/1/46	166,275	160,499
	3.00%, due 9/1/46	624,908	603,199
	3.00%, due 11/1/46	445,645	430,164
	3.00%, due 12/1/46	99,095	95,653
	3.00%, due 1/1/47	72,754	70,225
	3.00%, due 2/1/47	99,509	96,050
	3.00%, due 4/1/47	300,000	289,572
	3.00%, due 6/1/47 TBA (e)	700,000	674,680
	3.00%, due 10/1/47	195,634	188,821
	3.00%, due 11/1/47	99,518	96,058
	3.00%, due 6/1/48	792,808	764,542
	3.50%, due 2/1/21	38,462	38,823
	3.50%, due 11/1/25	123,848	125,010
	3.50%, due 11/1/27	64,325	65,148
	3.50%, due 7/1/29	40,272	40,789
	3.50%, due 5/1/31	188,875	188,629
	3.50%, due 3/1/33 TBA (e)	100,000	100,883
	3.50%, due 6/1/33	196,167	198,007
	3.50%, due 12/1/40	173,457	173,285
	3.50%, due 12/1/41	165,935	165,770
	3.50%, due 3/1/42	406,010	405,607
	3.50%, due 10/1/43	373,407	372,229
	3.50%, due 11/1/43	155,457	155,190
	3.50%, due 1/1/44	165,475	165,310
	3.50%, due 8/1/45	707,857	703,427
	3.50%, due 9/1/45	174,832	173,737
	3.50%, due 10/1/45	65,931	65,519
	3.50%, due 11/1/45	156,579	155,599
	3.50%, due 1/1/46	155,412	154,440
	3.50%, due 2/1/46	247,387	245,839
	3.50%, due 3/1/46	137,441	136,581
	3.50%, due 4/1/46	208,131	206,828
	3.50%, due 7/1/47	96,304	95,642
	3.50%, due 10/1/47	250,021	248,242
	3.50%, due 11/1/47	384,158	380,920
	3.50%, due 12/1/47	193,043	191,578
	3.50%, due 1/1/48	98,168	97,324
	3.50%, due 1/1/48 TBA (e)	1,000,000	990,804
	3.50%, due 3/1/48	195,996	194,463
	3.50%, due 5/1/48	696,993	691,365
	3.50%, due 6/1/48	599,184	594,036
	3.50%, due 8/1/48	400,000	396,563
	4.00%, due 3/1/22	56,146	57,507
	4.00%, due 3/1/25	71,356	73,103
	4.00%, due 1/1/31	89,985	92,098
	4.00%, due 6/1/39	224,456	229,633
	4.00%, due 12/1/39	286,877	293,487
	4.00%, due 9/1/40	207,812	212,648
	4.00%, due 3/1/41	405,691	415,107
	4.00%, due 11/1/44	225,062	229,099
	4.00%, due 11/1/45	132,654	134,866
	4.00%, due 12/1/45	123,360	125,404
	4.00%, due 6/1/46	135,717	137,979
	4.00%, due 7/1/46	64,055	65,108
	4.00%, due 9/1/46	177,178	180,053
	4.00%, due 4/1/47	56,537	57,454
	4.00%, due 5/1/47	422,038	428,989
	4.00%, due 9/1/47	95,301	96,871
	4.00%, due 10/1/47	181,603	184,592
	4.00%, due 11/1/47	294,089	298,934
	4.00%, due 1/1/48	746,327	758,533
	4.00%, due 2/1/48	491,838	499,935
	4.00%, due 3/1/48 TBA (e)	900,000	914,203
	4.50%, due 5/1/19	312	315
	4.50%, due 11/1/22	1,565	1,585
	4.50%, due 4/1/24	35,218	35,489
	4.50%, due 3/1/30	89,830	93,519
	4.50%, due 3/1/40	417,052	437,081
	4.50%, due 4/1/41	93,013	95,471
	4.50%, due 9/1/41	93,324	97,463
	4.50%, due 8/1/44	80,441	83,907
	4.50%, due 11/1/44	70,086	73,095
	4.50%, due 7/1/46	94,554	98,112
	4.50%, due 5/1/47	94,963	98,536
	4.50%, due 7/1/47	66,225	68,716
	4.50%, due 8/1/47	160,264	166,362
	4.50%, due 4/1/48	100,001	103,763
	4.50%, due 4/1/48 TBA (e)	300,000	311,180
	4.50%, due 6/1/48	248,193	257,531
	5.00%, due 8/1/31	170,557	180,232
	5.00%, due 7/1/35	99,426	106,145
	5.00%, due 7/1/37	160,373	171,283
	5.00%, due 8/1/38	57,477	61,377
	5.00%, due 1/1/48	400,000	423,269
	5.50%, due 8/1/34 TBA (e)	300,000	320,367
	5.50%, due 5/1/35	65,710	70,295
	5.50%, due 11/1/36	21,531	23,216
	5.50%, due 8/1/37	127,696	138,196
	6.00%, due 7/1/36	42,710	46,317
	6.00%, due 12/1/36	14,812	16,176
	6.00%, due 4/1/37	48,617	53,198
	6.00%, due 8/1/37	16,269	17,740
	6.00%, due 12/1/37	48,903	53,201
	6.50%, due 8/1/32	30,427	33,445
	6.50%, due 8/1/35	13,521	14,812
	6.50%, due 8/1/36	361	396
	6.50%, due 8/1/37	2,908	3,186
	6.50%, due 10/1/37	570	625
	6.50%, due 11/1/37	6,394	7,005
	6.50%, due 12/1/37	12,691	14,214
	7.50%, due 7/1/30	3,914	3,998
	7.50%, due 7/1/31	14,895	16,140
	8.00%, due 6/1/25	54	58
	8.00%, due 9/1/25	462	494
	8.00%, due 9/1/26	1,870	2,074
	8.00%, due 10/1/26	166	167
	8.00%, due 11/1/26	152	152
			26,390,137
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 8.0%
	2.50%, due 1/20/47	89,329	84,360
	3.00%, due 1/20/43	245,865	242,061
	3.00%, due 8/15/43	49,475	48,630
	3.00%, due 8/20/43	471,828	464,526
	3.00%, due 9/15/43	108,387	106,534
	3.00%, due 3/20/45	123,652	121,241
	3.00%, due 7/20/45	199,477	195,587
	3.00%, due 2/20/46	82,663	81,004
	3.00%, due 8/20/46	832,767	814,638
	3.00%, due 9/20/46	351,939	344,394
	3.00%, due 11/20/46	91,872	89,794
	3.00%, due 12/20/46	259,448	253,505
	3.00%, due 5/20/47	64,968	63,454
	3.00%, due 1/20/48	493,888	481,875
	3.00%, due 2/20/48	423,241	412,947
	3.00%, due 3/20/48	900,000	878,110
	3.50%, due 6/20/42	368,466	371,933
	3.50%, due 4/15/43	157,858	158,708
	3.50%, due 8/20/43	173,214	174,686
	3.50%, due 11/20/43	473,840	477,865
	3.50%, due 4/20/45	230,156	230,835
	3.50%, due 7/20/45	382,752	383,881
	3.50%, due 12/20/45	522,826	524,368
	3.50%, due 1/20/46	193,216	193,756
	3.50%, due 11/20/46	237,473	237,771
	3.50%, due 1/20/47	500,572	501,149
	3.50%, due 5/20/47	899,005	900,041
	3.50%, due 8/20/47	95,897	96,007
	3.50%, due 9/20/47	1,478,767	1,480,471
	3.50%, due 12/20/47	400,000	400,461
	3.50%, due 5/15/48	100,000	100,140
	3.50%, due 7/20/48	900,000	901,037
	4.00%, due 9/15/40	176,294	181,105
	4.00%, due 12/15/41	64,877	66,666
	4.00%, due 1/20/42	534,467	551,317
	4.00%, due 10/20/43	111,217	114,581
	4.00%, due 8/20/44	252,084	259,707
	4.00%, due 4/20/45	95,791	98,689
	4.00%, due 12/20/45	54,295	55,940
	4.00%, due 1/20/46	55,092	56,757
	4.00%, due 2/20/46	55,443	57,084
	4.00%, due 2/20/47	80,279	82,144
	4.00%, due 4/20/47	188,355	192,913
	4.00%, due 5/20/47	91,308	93,691
	4.00%, due 7/20/47	90,619	93,060
	4.00%, due 12/20/47	391,991	401,101
	4.00%, due 4/20/48	749,183	766,595
	4.00%, due 5/20/48	300,001	307,019
	4.50%, due 4/15/39	135,242	142,866
	4.50%, due 5/20/39	123,728	130,305
	4.50%, due 6/20/40	85,905	90,478
	4.50%, due 9/15/40	49,622	52,421
	4.50%, due 7/20/41	145,147	152,849
	4.50%, due 9/20/43	88,436	93,073
	4.50%, due 5/20/47	74,334	77,585
	4.50%, due 8/15/47	99,990	103,894
	4.50%, due 11/20/47	289,305	300,774
	4.50%, due 1/20/48	200,001	207,929
	5.00%, due 4/20/33	30,588	32,692
	5.00%, due 8/15/33	25,615	26,814
	5.00%, due 6/20/36	2,098	2,244
	5.00%, due 8/15/39	97,257	103,490
	5.00%, due 9/20/40	158,116	169,079
	5.00%, due 11/15/47	200,000	210,374
	5.50%, due 3/15/33	92,662	100,813
	5.50%, due 7/20/34	31,895	34,765
	5.50%, due 12/20/35	56,318	60,995
	6.00%, due 3/20/29	9,567	10,483
	6.00%, due 12/15/32	5,895	6,450
	6.00%, due 1/20/35	28,338	31,260
	6.50%, due 6/15/35	574	634
	8.00%, due 6/15/26	71	76
	8.00%, due 10/15/26	69	70
	8.00%, due 5/15/27	63	64
	8.00%, due 7/15/27	180	192
	8.00%, due 9/15/27	195	209
	8.50%, due 7/15/26	543	592
	8.50%, due 11/15/26	4,258	4,298
			17,341,906
¤	United States Treasury Bonds 5.9%
	2.75%, due 8/15/47	3,025,000	2,830,738
	2.75%, due 11/15/47	850,000	795,182
	3.00%, due 11/15/44	1,485,000	1,462,899
	3.00%, due 11/15/45	75,000	73,860
	3.00%, due 5/15/47	585,000	575,380
	3.00%, due 2/15/48	3,410,000	3,354,721
	3.375%, due 5/15/44	250,000	263,027
	4.50%, due 2/15/36	2,700,000	3,251,074
			12,606,881
¤	United States Treasury Notes 31.6%
	0.75%, due 10/31/18	1,050,000	1,046,657
	1.125%, due 1/31/19	4,950,000	4,923,316
	1.125%, due 6/30/21	915,000	873,217
	1.25%, due 12/15/18	325,000	323,930
	1.25%, due 6/30/19	2,125,000	2,102,256
	1.25%, due 8/31/19	1,300,000	1,282,734
	1.375%, due 7/31/19	600,000	593,625
	1.375%, due 9/30/19	250,000	246,729
	1.375%, due 3/31/20	50,000	48,979
	1.375%, due 9/15/20	475,000	462,160
	1.375%, due 6/30/23	825,000	769,474
	1.50%, due 6/15/20	250,000	244,717
	1.50%, due 7/15/20	275,000	268,877
	1.50%, due 8/15/20	650,000	634,893
	1.50%, due 1/31/22	600,000	574,125
	1.50%, due 2/28/23	75,000	70,702
	1.625%, due 3/15/20	300,000	295,242
	1.625%, due 10/15/20	1,750,000	1,709,668
	1.625%, due 8/31/22	325,000	310,045
	1.625%, due 4/30/23	600,000	567,656
	1.625%, due 5/31/23	650,000	614,326
	1.75%, due 11/15/20	2,150,000	2,103,893
	1.75%, due 3/31/22	300,000	289,031
	1.875%, due 12/15/20	800,000	784,469
	1.875%, due 1/31/22	400,000	387,703
	1.875%, due 2/28/22	1,500,000	1,452,832
	1.875%, due 3/31/22	250,000	241,904
	1.875%, due 7/31/22	950,000	916,230
	1.875%, due 9/30/22	925,000	890,565
	1.875%, due 8/31/24	1,825,000	1,721,773
	2.00%, due 10/31/22	675,000	652,720
	2.00%, due 11/30/22	75,000	72,480
	2.125%, due 6/30/21	1,200,000	1,178,672
	2.125%, due 12/31/22	225,000	218,391
	2.125%, due 2/29/24	125,000	120,142
	2.125%, due 7/31/24	700,000	670,223
	2.125%, due 9/30/24	175,000	167,303
	2.125%, due 5/15/25	1,485,000	1,411,910
	2.25%, due 2/29/20	200,000	198,867
	2.25%, due 3/31/20	250,000	248,408
	2.25%, due 2/15/21	75,000	74,089
	2.25%, due 10/31/24	1,025,000	986,522
	2.25%, due 12/31/24	500,000	480,625
	2.25%, due 11/15/25	280,000	267,466
	2.25%, due 11/15/27	425,000	400,430
	2.375%, due 4/15/21	3,775,000	3,737,692
	2.375%, due 5/15/27	255,000	243,605
	2.50%, due 5/31/20	900,000	897,434
	2.50%, due 6/30/20	9,000,000	8,971,523
	2.625%, due 7/31/20	525,000	524,528
	2.625%, due 5/15/21	1,700,000	1,693,625
	2.625%, due 6/15/21	500,000	498,047
	2.625%, due 7/15/21	4,000,000	3,984,063
	2.625%, due 6/30/23	925,000	915,533
	2.75%, due 4/30/23	2,500,000	2,489,160
	2.75%, due 5/31/23	1,000,000	995,898
	2.75%, due 7/31/23	1,300,000	1,294,008
	2.75%, due 6/30/25	1,050,000	1,038,434
	2.75%, due 2/15/28	1,600,000	1,571,313
	2.875%, due 4/30/25	2,900,000	2,891,391
	2.875%, due 5/31/25	350,000	348,920
	2.875%, due 5/15/28	2,250,000	2,232,773
			68,227,923
	Total U.S. Government & Federal Agencies (Cost $146,822,847)		144,644,204

	Total Long-Term Bonds (Cost $215,072,905)		213,397,822

	Short-Term Investments 3.9%
	Other Commercial Paper 2.3%
	Total SA Capital 1.926%, due 8/1/18 (a)	5,000,000	5,000,000

	Total Other Commercial Paper (Cost $5,000,000)		5,000,000

	Repurchase Agreement 1.6%
	RBC Capital Markets 1.88%, dated 7/31/18 due 8/1/18 Proceeds at Maturity $3,388,177(Collateralized by United States Treasury securities with rates between 2.25% and 3.125% and maturity dates between 2/15/27 and 8/15/44, with a Principal Amount of $3,387,500 and a Market Value of $3,456,032)	3,388,000	3,388,000

	Total Repurchase Agreement (Cost $3,388,000)		3,388,000

	Total Short-Term Investments (Cost $8,388,000)		8,388,000

	Total Investments (Cost $223,460,905)	102.8%	221,785,822

	Other Assets, Less Liabilities	(2.8)	(6,092,554)

	Net Assets	100.0%	$215,693,268

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest issuers held, as of July 31, 2018, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon - Rate shown was the rate in effect as of July 31, 2018.
(c)	Fixed to floating rate - Rate shown was the rate in effect as of July 31, 2018.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(e)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of July 31, 2018, the total net market value of these securities was $6,080,839, which represented 2.8% of the Fund's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.

As of July 31, 2018, the Fund held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	4	September 2018	$848,827	$845,500	$(3,327)
5-Year United States Treasury Note	44	September 2018	4,970,443	4,977,500	7,057
10-Year United States Treasury Note	5	September 2018	599,081	597,109	(1,972)
10-Year United States Treasury Ultra Note	7	September 2018	891,011	889,766	(1,245)
United States Treasury Long Bond	(26)	September 2018	(3,676,464)	(3,717,188)	(40,724)
United States Treasury Ultra Bond	15	September 2018	2,328,621	2,353,594	24,973
			$5,961,519	$5,946,281	$(15,238)

1.	As of July 31, 2018, cash in the amount of $55,296 was on deposit with a broker or futures commission merchant for futures transactions.

2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2018.

The following abbreviation is used in the preceding pages:

LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$1,223,450	$—	$1,223,450
Corporate Bonds	—	58,159,111	—	58,159,111
Foreign Government Bonds	—	4,087,506	—	4,087,506
Mortgage-Backed Securities	—	4,266,515	—	4,266,515
Municipal Bonds	—	1,017,036	—	1,017,036
U.S. Government & Federal Agencies	—	144,644,204	—	144,644,204
Total Long-Term Bonds	—	213,397,822	—	213,397,822
Short-Term Investments
Other Commercial Paper	—	5,000,000	—	5,000,000
Repurchase Agreement	—	3,388,000	—	3,388,000
Total Short-Term Investments	—	8,388,000	—	8,388,000
Total Investments in Securities	—	221,785,822	—	221,785,822
Other Financial Instruments
Futures Contracts (b)	32,030	—	—	32,030
Total Investments in Securities and Other Financial Instruments	$32,030	$221,785,822	$—	$221,817,852

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts (b)	$(47,268)	$—	$—	$(47,268)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay MacKay California Tax Free Opportunities Fund

Portfolio of Investments July 31, 2018 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 98.0% †
	Airport 5.9%
	Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds Series C, Insured: AGM 6.00%, due 10/1/34 (a)	$1,000,000	$1,147,630
¤	California Municipal Finance Authority, LAX Integrated Express Solutions Project, Revenue Bonds (a)
	Insured: AGM 3.25%, due 12/31/32	1,000,000	969,660
	4.00%, due 12/31/47	1,600,000	1,601,248
	5.00%, due 6/30/31	3,100,000	3,567,790
	City of Los Angeles, Department of Airports, International Airport, Revenue Bonds Series B 5.00%, due 5/15/31	1,500,000	1,586,685
	City of Los Angeles, Department of Airports, Los Angeles International Airport, Revenue Bonds Series A 5.25%, due 5/15/48 (a)	1,375,000	1,596,361
	Sacramento County, California Airport System, Revenue Bonds Series C 5.00%, due 7/1/38 (a)	3,000,000	3,444,570
¤	San Francisco City & County International Airports Communities, Revenue Bonds Series A 5.00%, due 5/1/47 (a)	6,000,000	6,725,640
			20,639,584
	Development 2.1%
	California Infrastructure & Economic Development Bank, Clean Water Revolving Fund, Revenue Bonds 5.00%, due 10/1/43	2,100,000	2,463,468
	California Infrastructure & Economic Development Bank, Independent System Operator Corp. Project, Revenue Bonds 5.00%, due 2/1/39	1,000,000	1,092,360
	California Pollution Control Financing Authority, Revenue Bonds 5.00%, due 11/21/45 (a)(b)	2,175,000	2,306,370
	California Statewide Communities Development Authority, Provident Group, Pomona Properties, Revenue Bonds Series A 5.75%, due 1/15/45 (b)	400,000	427,228
	California Statewide Communities Development Authority, Revenue Bonds Insured: AGM 5.00%, due 11/15/49	1,000,000	1,104,110
			7,393,536
	Education 5.9%
	California Municipal Finance Authority, American Heritage Education, Revenue Bonds
	Series A 5.00%, due 6/1/36	475,000	517,636
	Series A 5.00%, due 6/1/46	700,000	754,922
	California Municipal Finance Authority, Creative Center Los Altos Project, Pinewood & Oakwood Schools, Revenue Bonds (b)
	Series B 4.00%, due 11/1/36	400,000	383,444
	Series B 4.50%, due 11/1/46	1,600,000	1,603,184
	California Municipal Finance Authority, Palmdale Aerospace Academy Projects, Revenue Bonds 5.00%, due 7/1/46 (b)	795,000	815,861
	California Municipal Finance Authority, Partnerships Uplift Community Project, Revenue Bonds Series A 5.30%, due 8/1/47	500,000	511,000
	California School Facilities Financing Authority, Azusa Unified School District, Revenue Bonds Insured: AGM (zero coupon), due 8/1/49	7,905,000	1,782,814
	California School Finance Authority, Aspire Public Schools, Revenue Bonds (b)
	5.00%, due 8/1/27	500,000	553,050
	5.00%, due 8/1/28	700,000	771,512
	5.00%, due 8/1/36	600,000	646,932
	5.00%, due 8/1/41	750,000	803,895
	5.00%, due 8/1/46	975,000	1,041,973
	California School Finance Authority, Charter School Classical Academies Project, Revenue Bonds Series A 5.00%, due 10/1/37 (b)	1,485,000	1,569,882
	California School Finance Authority, Grimmway Schools Obligation, Revenue Bonds Series A 5.00%, due 7/1/46 (b)	750,000	765,690
	California School Finance Authority, High Tech High Learning Project, Revenue Bonds (b)
	Series A 5.00%, due 7/1/37	500,000	544,595
	Series A 5.00%, due 7/1/49	500,000	535,615
	California School Finance Authority, KIPP LA Projects, Revenue Bonds Series A 5.00%, due 7/1/34	600,000	655,050
	California State Municipal Finance Authority, Charter School, King Chavez Academy, Revenue Bonds (b)
	Series A 5.00%, due 5/1/36	1,275,000	1,336,621
	Series A 5.00%, due 5/1/46	1,325,000	1,366,963
	California State Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects, Revenue Bonds 5.00%, due 7/1/36 (b)	1,300,000	1,348,958
	Oxnard California School District, COPS, Property Acquisition and Improvement Project, Certificate of Participation Insured: BAM 2.00%, due 8/1/45 (c)	1,000,000	1,008,460
	San Marcos School Financing Authority, Revenue Bonds Insured: AGM 5.25%, due 8/15/40	1,000,000	1,179,520
			20,497,577
	Facilities 0.4%
	California State Public Works Board, Capital Project, Revenue Bonds Series I-1 6.625%, due 11/1/34	30,000	30,058
	San Bernardino County Financing Authority, Court House Facilities Project, Revenue Bonds Series C, Insured: NATL-RE 5.50%, due 6/1/37	1,275,000	1,385,389
			1,415,447
	General 15.7%
	Anaheim Public Financing Authority, Revenue Bonds Series A 5.00%, due 5/1/33	1,000,000	1,133,600
	California Infrastructure & Economic Development Bank, The Salvation Army Western Territory, Revenue Bonds
	4.00%, due 9/1/33	1,225,000	1,303,253
	4.00%, due 9/1/34	1,000,000	1,059,470
	California Statewide Communities Development Authority, California Baptist University, Revenue Bonds Series A 6.375%, due 11/1/43	500,000	573,750
	Cathedral City Redevelopment Agency Successor Agency, Merged Redevelopment Project Area, Tax Allocation
	Series A, Insured: AGM 5.00%, due 8/1/26	1,000,000	1,141,420
	Series A, Insured: AGM 5.00%, due 8/1/34	1,000,000	1,119,510
	City of Irvine, Community Facilities District, Special Tax 5.00%, due 9/1/49	1,385,000	1,480,634
¤	County of Los Angeles CA, Vermont Corridor County Administration Building, Revenue Bonds
	Series A 4.00%, due 12/1/48	4,000,000	4,136,840
	Series A 5.00%, due 12/1/38	1,910,000	2,237,832
	Del Mar California Race Track Authority, Revenue Bonds
	5.00%, due 10/1/30	1,000,000	1,102,790
	5.00%, due 10/1/38	1,800,000	1,801,926
	Livermore Valley Water Financing Authority, Revenue Bonds Series A 5.00%, due 7/1/47	3,945,000	4,511,542
	Lodi CA, Public Financing Authority, Revenue Bonds Insured: AGM 5.00%, due 9/1/32	1,650,000	1,971,668
	Madera Redevelopment Agency, Tax Allocation Series A 5.00%, due 9/1/36	2,305,000	2,703,419
	Manteca Redevelopment Agency, Sub Amended Merged Project, Tax Allocation 1.30%, due 10/1/42 (d)	5,470,000	5,470,000
	Montclair Financing Authority, Public Facilities Project, Revenue Bonds Insured: AGM 5.00%, due 10/1/32	1,000,000	1,131,580
	Puerto Rico Convention Center District Authority, Revenue Bonds Series A, Insured: AGC 4.50%, due 7/1/36	1,290,000	1,290,529
	Puerto Rico Infrastructure Financing Authority, Revenue Bonds
	Series C, Insured: AMBAC 5.50%, due 7/1/24	70,000	75,765
	Series C, Insured: AMBAC 5.50%, due 7/1/26	455,000	496,505
	Riverside County Public Financing Authority, Project Area No. 1 Desert Communities & Interstate 215 Corridor Project, Tax Allocation Series A, Insured: BAM 4.00%, due 10/1/32	1,050,000	1,100,621
	Riverside County Public Financing Authority, Tax Allocation Series A, Insured: BAM 4.00%, due 10/1/40	1,500,000	1,540,515
	Riverside County Transportation Commission, Limited Tax, Revenue Bonds Series A 5.25%, due 6/1/39	1,000,000	1,162,930
	San Francisco City & County Redevelopment Agency, Mission Bay South Redevelopment Project, Tax Allocation Series C 5.00%, due 8/1/36	1,250,000	1,423,725
	South Orange County Public Financing Authority, Special Tax Series A 5.00%, due 8/15/32	775,000	836,171
	Territory of Guam, Business Privilege Tax, Revenue Bonds Series B1 5.00%, due 1/1/27	1,500,000	1,586,670
	Territory of Guam, Hotel Occupancy Tax, Revenue Bonds Series A 6.50%, due 11/1/40	1,740,000	1,912,399
	Territory of Guam, Revenue Bonds Series A 5.125%, due 1/1/42	2,890,000	3,022,738
	Territory of Guam, Section 30, Revenue Bonds Series A 5.00%, due 12/1/32	2,000,000	2,199,440
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
	Series A 5.00%, due 10/1/25	620,000	615,350
	Subseries A 6.00%, due 10/1/39	800,000	726,000
	Series A 6.625%, due 10/1/29	300,000	278,250
	Series A 6.75%, due 10/1/37	2,450,000	2,272,375
	Virgin Islands Public Finance Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/32	1,205,000	1,297,134
			54,716,351
	General Obligation 7.0%
	California State, Unlimited General Obligation	305,000	314,137
	Coast Community College District, Election 2012, Unlimited General Obligation Series D 4.50%, due 8/1/39	500,000	550,880
¤	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Series A, Insured: AGM 4.00%, due 7/1/22	115,000	119,344
	Insured: AMBAC 4.50%, due 7/1/23	565,000	565,277
	Series A, Insured: AGC 5.00%, due 7/1/23	260,000	267,584
	Series A-4, Insured: AGM 5.00%, due 7/1/31	410,000	426,933
	Series A, Insured: AGM 5.00%, due 7/1/35	2,175,000	2,353,676
	Series C, Insured: AGM 5.25%, due 7/1/26	445,000	475,291
	Series A-4, Insured: AGM 5.25%, due 7/1/30	175,000	183,330
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	1,530,000	1,567,684
	Series A, Insured: AGM 5.50%, due 7/1/27	620,000	672,489
	Grossmont-Cuyamaca CA, Community College District, Unlimited General Obligation Series B 4.00%, due 8/1/47	1,000,000	1,039,300
	Hartnell Community College District, Election 2016, Unlimited General Obligation Series A 4.00%, due 8/1/47	2,215,000	2,301,584
	Hartnell Community College District, Unlimited General Obligation Series A (zero coupon), due 8/1/37	2,500,000	1,168,000
	Kern Community College District, Safety Repair & Improvement, Unlimited General Obligation Series C 5.75%, due 11/1/34	650,000	765,148
	Mount San Jacinto Community College District, Election 2014, Unlimited General Obligation Series B 4.00%, due 8/1/38	1,985,000	2,093,838
	Palo Verde Community College District, Election 2014, Unlimited General Obligation Series A, Insured: AGM 4.00%, due 8/1/45	500,000	516,955
	Puerto Rico Municipal Finance Agency, Revenue Bonds Series A, Insured: AGM 5.25%, due 8/1/21	300,000	308,010
	Puerto Rico Public Buildings Authority, Revenue Bonds
	Insured: CIFG, AGM 5.25%, due 7/1/20	475,000	500,531
	Series F, Insured: AGC 5.25%, due 7/1/25	160,000	178,288
	Santa Monica Community College District, Election 2016, Unlimited General Obligation Series A 4.00%, due 8/1/47	1,250,000	1,315,287
	Southwestern Community College District, Unlimited General Obligation Series A 4.00%, due 8/1/47	2,000,000	2,071,920
	Tahoe Forest, California Hospital District, Unlimited General Obligation 5.00%, due 8/1/29	1,815,000	2,139,177
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Series A 5.00%, due 10/1/32	1,250,000	1,137,500
	Virgin Islands Public Finance Authority, Revenue Bonds Series A 5.00%, due 10/1/29	1,500,000	1,380,000
			24,412,163
	Higher Education 3.9%
	California Educational Facilities Authority, Claremont McKenna College, Revenue Bonds Series A 4.00%, due 1/1/39	1,800,000	1,870,200
	California Educational Facilities Authority, Loma Linda University, Revenue Bonds
	Series A 5.00%, due 4/1/23	570,000	639,284
	Series A 5.00%, due 4/1/24	280,000	318,808
	California State Educational Facilities Authority, Chapman University, Revenue Bonds Series B 4.00%, due 4/1/47	2,750,000	2,816,715
	California State Municipal Finance Authority, Biola University, Revenue Bonds 5.00%, due 10/1/37	1,000,000	1,133,450
	California State Municipal Finance Authority, California Baptist University, Revenue Bonds Series A 5.00%, due 11/1/46 (b)	1,000,000	1,066,710
	California State Municipal Finance Authority, Pomona College, Revenue Bonds 5.00%, due 1/1/48	1,250,000	1,463,750
	California State Municipal Finance Authority, Southern California Institute of Architecture Project, Revenue Bonds 5.00%, due 12/1/38	845,000	949,408
	California State Municipal Finance Authority, University of La Verne, Revenue Bonds Series A 4.00%, due 6/1/47	1,000,000	1,032,280
	California Statewide Communities Development Authority, California Baptist University, Revenue Bonds Series A 5.00%, due 11/1/41 (b)	1,000,000	1,077,400
	California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds 5.875%, due 11/1/43	1,000,000	1,109,350
			13,477,355
	Housing 3.4%
	California Municipal Finance Authority, Mobile Home Park Senior Caritas Projects, Revenue Bonds
	Series A 4.00%, due 8/15/42	1,540,000	1,553,952
	Series A 5.00%, due 8/15/29	805,000	915,204
	Series A 5.00%, due 8/15/31	140,000	157,881
	California Municipal Finance Authority, Windsor Mobile Country Club, Revenue Bonds Series A 4.00%, due 11/15/37	1,320,000	1,365,527
	California Public Finance Authority, University Housing, Claremont Properties LLC, Project, Revenue Bonds Series A 5.00%, due 7/1/47 (b)	750,000	798,218
	California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds Series A 5.00%, due 6/1/46 (b)	1,000,000	1,054,220
	California Statewide Communities Development Authority, Student Housing, Revenue Bonds 5.00%, due 5/15/40	2,075,000	2,307,836
	California Statewide Communities Development Authority, University of California, Irvine Campus Apartments, Revenue Bonds Series A 5.00%, due 5/15/47	3,500,000	3,919,265
			12,072,103
	Medical 11.8%
	ABAG Finance Authority for Nonprofit Corp., Sharp Health Care, Revenue Bonds Series A 5.00%, due 8/1/43	1,750,000	1,909,600
	California Health Facilities Financing Authority, Children's Hospital, Revenue Bonds Series A 5.00%, due 8/15/47	1,000,000	1,107,160
	California Health Facilities Financing Authority, Stanford Health Care, Revenue Bonds Series A 5.00%, due 11/15/36	3,000,000	3,514,860
	California Municipal Finance Authority, Community Medical Centers, Revenue Bonds Series A 5.00%, due 2/1/46	490,000	535,658
	California Municipal Finance Authority, Inland Regional Center Project, Revenue Bonds 5.00%, due 6/15/37	1,000,000	1,109,530
	California Public Finance Authority, Henry Mayo Newhall Hospital, Revenue Bonds 5.00%, due 10/15/47	1,000,000	1,070,010
¤	California Public Finance Authority, Sharp HealthCare, Revenue Bonds Series C 1.20%, due 8/1/52 (d)	5,900,000	5,900,000
¤	California State Educational Facilities Authority, Sutter Health, Revenue Bonds
	Series A 5.00%, due 11/15/34	475,000	544,773
	Series A 5.00%, due 11/15/37	5,175,000	5,967,396
	Series A 5.00%, due 11/15/38	1,600,000	1,838,032
	California State Health Facilities Financing Authority, Children's Hospital, Revenue Bonds Series A 5.00%, due 8/15/42	500,000	555,620
	California State Health Facilities Financing Authority, Dignity Health, Revenue Bonds Series D, Insured: NATL-RE 1.341%, due 7/1/21 (c)	1,200,000	1,188,780
	California State Health Facilities Financing Authority, El Camino Hospital, Revenue Bonds 4.125%, due 2/1/47	750,000	767,558
	California State Health Facilities Financing Authority, Kaiser Permanente, Revenue Bonds Subseries A2 4.00%, due 11/1/51	1,000,000	1,027,220
	California State Municipal Finance Authority, Community Medical Centers, Revenue Bonds
	Series A 5.00%, due 2/1/27	1,100,000	1,281,874
	Series A 5.00%, due 2/1/37	1,000,000	1,114,100
	California Statewide Communities Development Authority, Huntington Memorial Hospital Project, Revenue Bonds 4.00%, due 7/1/48	1,000,000	1,014,710
	California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds Series A 5.00%, due 12/1/46 (b)	2,000,000	2,118,040
	California Statewide Communities Development Authority, Revenue Bonds Series M 0.80%, due 4/1/38 (d)	4,000,000	4,000,000
	City of Whittier, California, Health Facility Presbyterian Intercommunity Hospital, Revenue Bonds 6.25%, due 6/1/36	1,000,000	1,113,140
	Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds Series B-2 1.10%, due 5/15/32 (d)	2,200,000	2,200,000
	Washington Township Health Care District, Revenue Bonds Series B 4.00%, due 7/1/36	1,380,000	1,386,141
			41,264,202
	Mello-Roos 0.5%
	Irvine Unified School District, Community Facilities District No. 9, Special Tax Series B 5.00%, due 9/1/42	1,000,000	1,119,930
	Rio Elementary School District Community Facilities District No.1, Special Tax Insured: BAM 5.00%, due 9/1/35	500,000	562,110
			1,682,040
	Multi-Family Housing 1.4%
	San Francisco City & County Multifamily Housing, 1601 Mariposa Apartments, Revenue Bonds Series B-2 0.71%, due 7/1/57 (d)	5,000,000	5,000,000

	Nursing Homes 1.5%
	ABAG Finance Authority for Nonprofit Corp., Episcopal Senior Communities, Revenue Bonds Series A 5.00%, due 7/1/42	500,000	530,015
	California Municipal Finance Authority, Asian Community Center, Revenue Bonds Insured: California Mortgage Insurance 5.00%, due 4/1/48	1,545,000	1,747,812
	California Statewide Communities Development Authority, American Baptist Homes West, Revenue Bonds 5.00%, due 10/1/45	1,300,000	1,407,133
	California Statewide Communities Development Authority, Front Porch Communities & Services, Revenue Bonds 4.00%, due 4/1/47	1,000,000	1,010,920
	California Statewide Communities Development Authority, Redwoods Project, Revenue Bonds Insured: California Mortgage Insurance 5.375%, due 11/15/44	535,000	607,862
			5,303,742
	Power 3.9%
¤	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co., Revenue Bonds Series B 1.41%, due 11/1/26 (d)	5,500,000	5,500,000
	Guam Power Authority, Revenue Bonds
	Series A 5.00%, due 10/1/34	1,000,000	1,054,430
	Series A 5.00%, due 10/1/40	1,000,000	1,084,830
¤	Los Angeles Department of Water & Power, Revenue Bonds (d)
	Subseries B-3 1.20%, due 7/1/34	2,225,000	2,225,000
	Subseries A-7 1.20%, due 7/1/35	175,000	175,000
	Puerto Rico Electric Power Authority, Revenue Bonds
	Series TT, Insured: AGM 4.20%, due 7/1/19	240,000	240,518
	Series UU, Insured: AGC 4.25%, due 7/1/27	460,000	460,313
	Series SS, Insured: NATL-RE 5.00%, due 7/1/22	640,000	644,422
	Series UU, Insured: AGM 5.00%, due 7/1/24	225,000	231,593
	Southern California State Public Power Authority, Magnolia Power Project, Revenue Bonds Series A-1 1.25%, due 7/1/36 (d)	2,000,000	2,000,000
			13,616,106
	School District 12.6%
	Alvord Unified School District, Election 2012, Unlimited General Obligation Series A, Insured: AGM 5.25%, due 8/1/37	825,000	926,830
	Banning CA Unified School District, Election 2016, Unlimited General Obligation Series A, Insured: AGM 4.00%, due 8/1/46	500,000	516,420
	Beaumont CA Unified School District, Election 2008, Unlimited General Obligation Series D, Insured: BAM 5.25%, due 8/1/44	1,000,000	1,163,590
	Ceres Unified School District, Unlimited General Obligation Insured: BAM (zero coupon), due 8/1/37	500,000	236,500
	Chino Valley Unified School District, Election 2016, Unlimited General Obligation Series A 5.25%, due 8/1/47	1,000,000	1,176,270
	El Rancho Unified School District, Election 2016, Unlimited General Obligation Series A, Insured: BAM 5.25%, due 8/1/46	2,745,000	3,207,642
	Fontana Unified School District, Unlimited General Obligation Series C (zero coupon), due 8/1/33	2,825,000	1,453,688
	Fresno Unified School District, Election 2010, Unlimited General Obligation Series F 4.00%, due 8/1/32	1,475,000	1,572,704
	Jurupa Unified School District, Unlimited General Obligation
	Series B 5.00%, due 8/1/33	1,555,000	1,834,916
	Series B 5.00%, due 8/1/37	1,000,000	1,165,260
	Kerman CA Unified School District, Election 2016, Unlimited General Obligation Insured: BAM 5.25%, due 8/1/46	1,755,000	2,053,789
	Lemoore Union High School District, Election 2016, Unlimited General Obligation Series A 5.50%, due 8/1/42	560,000	673,103
	Lennox School District, Election 2016, Unlimited General Obligation Insured: AGM 4.00%, due 8/1/47	3,000,000	3,091,620
	Local Public Schools Funding Authority, School Improvement District, Election 2016, Unlimited General Obligation Series A, Insured: BAM 4.00%, due 8/1/42	750,000	781,672
	Needles Unified School District, Election 2008, Unlimited General Obligation Series B, Insured: AGM (zero coupon), due 8/1/45	1,250,000	878,975
	Oakland Unified School District, Alameda County, Election of 2012, Unlimited General Obligation 6.625%, due 8/1/38	500,000	574,035
	Oakland Unified School District, Alameda County, Unlimited General Obligation 5.00%, due 8/1/31	1,100,000	1,297,340
	Oceanside Unified School District, Unlimited General Obligation Series C (zero coupon), due 8/1/51	25,000	3,565
	Paramount Unified School District, Election 2016, Unlimited General Obligation Series A, Insured: AGM 5.25%, due 8/1/46	1,500,000	1,755,375
	Pittsburg Unified School District, Unlimited General Obligation
	Series C (zero coupon), due 8/1/47	3,500,000	733,425
	Series C (zero coupon), due 8/1/52	5,000,000	751,700
	Redwood City School District, Election 2015, Unlimited General Obligation 5.25%, due 8/1/44	2,000,000	2,403,440
	San Bernardino City Unified School District, Election 2012, Unlimited General Obligation Series C, Insured: AGM 5.00%, due 8/1/34	655,000	748,226
	San Leandro CA Unified School District, Election 2016, Unlimited General Obligation Series A, Insured: BAM 5.25%, due 8/1/42	1,000,000	1,180,590
	San Rafael CA, Elementary School District, Unlimited General Obligation Series B 4.00%, due 8/1/47	4,160,000	4,330,602
	San Ysidro School District, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/47	3,000,000	708,930
	Sanger Unified School District, Election 2012, Unlimited General Obligation Series C, Insured: BAM 4.00%, due 8/1/39	1,020,000	1,056,751
	Santa Barbara Unified School District, Election 2010, Unlimited General Obligation
	Series A (zero coupon), due 8/1/36	1,000,000	1,096,870
	Series B 5.00%, due 8/1/38	1,000,000	1,121,250
	Santee CA, School District, Unlimited General Obligation 5.00%, due 8/1/48	2,205,000	2,515,023
	Savanna School District, Election 2008, Unlimited General Obligation Series B, Insured: AGM (zero coupon), due 2/1/52	1,000,000	667,360
	Taft Elementary School District, Election 2012, Unlimited General Obligation Series B, Insured: AGM 6.00%, due 8/1/44	1,200,000	1,440,468
	Westminster School District, Election 2008, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/48	5,000,000	788,000
			43,905,929
	Tobacco Settlement 6.0%
	California County Tobacco Securitization Agency, Asset-Backed, Revenue Bonds
	Series B (zero coupon), due 6/1/46	10,000,000	1,854,000
	Series A 5.00%, due 6/1/47	1,275,000	1,271,048
	5.70%, due 6/1/46	1,000,000	1,004,540
	California County Tobacco Securitization Agency, Revenue Bonds
	Series A 5.125%, due 6/1/38	1,290,000	1,299,365
	5.125%, due 6/1/38	550,000	553,988
	5.25%, due 6/1/46	1,165,000	1,164,918
	California Statewide Financing Authority, Turbo Pooled Program C, Revenue Bonds (zero coupon), due 6/1/55	20,000,000	1,096,400
	Children's Trust Fund, Asset-Backed, Revenue Bonds Series A (zero coupon), due 5/15/50	1,500,000	166,125
¤	Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds
	Series A-1 5.00%, due 6/1/34	5,000,000	5,685,950
	Series A-2 5.30%, due 6/1/37	3,265,000	3,413,002
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed, Revenue Bonds 5.625%, due 6/1/47	1,025,000	1,017,415
	Tobacco Securitization Authority of Northern California, Revenue Bonds
	Series A-1 5.375%, due 6/1/38	820,000	824,420
	Series A-1 5.50%, due 6/1/45	1,585,000	1,593,543
			20,944,714
	Transportation 4.7%
	Alameda Corridor Transportation Authority, Revenue Bonds
	Series B, Insured: AGM 4.00%, due 10/1/37	750,000	776,400
	Series A, Insured: AGM 5.00%, due 10/1/29	1,000,000	1,135,940
	Foothill-Eastern Transportation Corridor Agency, Revenue Bonds Series C 6.50%, due 1/15/43	500,000	582,765
	Puerto Rico Highway & Transportation Authority, Revenue Bonds
	Series N, Insured: AMBAC (zero coupon), due 7/1/20	405,000	373,677
	Insured: AGC 4.125%, due 7/1/19	120,000	120,317
	Series D, Insured: AGM 5.00%, due 7/1/32	1,205,000	1,229,943
	Series G, Insured: AGC 5.00%, due 7/1/42	40,000	40,490
	Series N, Insured: NATL-RE 5.25%, due 7/1/32	640,000	679,917
	Series N, Insured: AGC 5.25%, due 7/1/36	1,000,000	1,159,430
	Insured: AMBAC 5.50%, due 7/1/26	460,000	501,961
	San Diego Association of Governments, South Bay Expressway, Revenue Bonds Series A 5.00%, due 7/1/42	2,000,000	2,304,020
	San Francisco Municipal Transportation Agency, Revenue Bonds 5.00%, due 3/1/44	1,500,000	1,679,235
	San Joaquin Hills Transportation Corridor Agency, Junior Lien, Revenue Bonds
	Series B 5.25%, due 1/15/44	1,000,000	1,095,440
	Series B 5.25%, due 1/15/49	500,000	546,215
	San Joaquin Hills Transportation Corridor Agency, Revenue Bonds
	Series A 5.00%, due 1/15/44	3,500,000	3,815,595
	Senior Lien-Series A 5.00%, due 1/15/50	500,000	543,275
			16,584,620
	Utilities 1.4%
¤	Guam Government, Waterworks Authority, Revenue Bonds
	5.25%, due 7/1/33	1,100,000	1,191,707
	5.50%, due 7/1/43	1,415,000	1,539,506
	Imperial Irrigation District Electric, Revenue Bonds Series C 5.00%, due 11/1/37	1,000,000	1,139,520
	Turlock Irrigation District, Revenue Bonds 5.50%, due 1/1/41	1,000,000	1,076,170
			4,946,903
	Water 9.9%
	California Pollution Control Financing Authority, Revenue Bonds 5.00%, due 11/21/45 (b)	1,255,000	1,270,261
	City of Clovis, California, Sewer Revenue Bonds Insured: AGM 5.25%, due 8/1/29	500,000	589,170
	Colton Utility Authority, Revenue Bonds Insured: AGM 4.00%, due 3/1/47	2,500,000	2,576,925
	Eastern Municipal Water District, Water & Wastewater, Revenue Bonds Series A 5.00%, due 7/1/45	2,850,000	3,255,298
¤	Guam Government, Waterworks Authority, Revenue Bonds 5.00%, due 1/1/46	5,020,000	5,477,322
	Irvine Ranch Water District, Improvement District Construction, Special Assessment Series B 1.18%, due 10/1/41 (d)	2,700,000	2,700,000
	Los Angeles County Sanitation Districts Financing Authority, Green Bonds, Revenue Bonds
	Series A 4.00%, due 10/1/33	1,000,000	1,063,700
	Series A 5.00%, due 10/1/30	1,075,000	1,272,316
¤	Los Angeles Department of Water & Power, Revenue Bonds Subseries B-2 1.18%, due 7/1/35 (d)	4,400,000	4,400,000
	Metropolitan Water District of Southern California, Revenue Bonds (d)
	Series B-1 1.19%, due 7/1/37	3,600,000	3,600,000
	Series A 1.20%, due 7/1/47	800,000	800,000
	Oxnard Financing Authority, Waste Water, Revenue Bonds Insured: AGM 5.00%, due 6/1/34	1,000,000	1,119,840
	Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds
	Series A, Insured: AGC 5.00%, due 7/1/28	100,000	102,584
	Series A 6.00%, due 7/1/44	1,000,000	850,000
	Senior Lien-Series A 6.00%, due 7/1/47	1,000,000	842,500
	Santa Margarita-Dana Point Authority, Water District Improvement, Revenue Bonds 4.00%, due 8/1/36	2,025,000	2,137,793
	Silicon Valley Clean Water, Revenue Bonds 5.00%, due 8/1/45	500,000	571,165
	Stockton Public Financing Authority, Delta Water Supply Project, Revenue Bonds Series A 6.25%, due 10/1/38	1,000,000	1,183,230
	Stockton Public Financing Authority, Water System, Capital Improvement Projects, Revenue Bonds Series A, Insured: NATL-RE 4.75%, due 10/1/35	20,000	20,055
	Watereuse Finance Authority, Revenue Bonds Series A 5.50%, due 5/1/36	500,000	578,080
	West Sacramento CA, Financing Authority, Water Capital Projects, Revenue Bonds Insured: BAM 4.00%, due 10/1/39	300,000	315,267
			34,725,506
	Total Municipal Bonds (Cost $339,554,997)	98.0%	342,597,878
	Other Assets, Less Liabilities	2.0	6,937,491
	Net Assets	100.0%	$349,535,369

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2018. May be subject to change daily.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Floating rate - Rate shown was the rate in effect as of July 31, 2018.
(d)	Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.

As of July 31, 2018, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(217)	September 2018	$(25,856,413)	$(25,914,547)	$(58,134)
United States Treasury Long Bond	(81)	September 2018	(11,498,948)	(11,580,468)	(81,520)
			$(37,355,361)	$(37,495,015)	$(139,654)

1.	As of July 31, 2018, cash in the amount of $414,150 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2018.

The following abbreviations are used in the preceding pages:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
CIFG	—CIFG Group
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$342,597,878	$—	$342,597,878
Total Investments in Securities	$—	$342,597,878	$—	$342,597,878

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts (b)	$(139,654)	$—	$—	$(139,654)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay MacKay Emerging Markets Equity Fund

Portfolio of Investments July 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 95.0% †
	Brazil 5.0%
	Banco do Brasil S.A. (Banks)	82,700	$716,103
	Banco Santander Brasil S.A. (Banks)	40,600	394,610
	Construtora Tenda S.A. (Household Durables) (a)	34,200	242,288
	Estacio Participacoes S.A. (Diversified Consumer Services)	39,800	275,174
	Fibria Celulose S.A. (Paper & Forest Products)	14,200	279,967
	JBS S.A. (Food Products)	123,800	297,518
	Kroton Educacional S.A. (Diversified Consumer Services)	15,300	46,063
	Petroleo Brasileiro S.A. (Oil, Gas & Consumable Fuels)	49,300	288,184
	Qualicorp Consultoria e corret (Health Care Providers & Services)	19,900	106,305
	SLC Agricola S.A. (Food Products)	18,500	260,744
¤	Vale S.A. (Metals & Mining)	91,836	1,341,829
	Wiz Solucoes e Corretagem de Seguros S.A. (Insurance)	12,400	26,100
			4,274,885
	Chile 0.1%
	Empresas CMPC S.A. (Paper & Forest Products)	31,546	127,837

	China 31.8%
	Agricultural Bank of China, Ltd., Class H (Banks)	1,593,000	771,227
¤	Alibaba Group Holding, Ltd., Sponsored ADR (Internet Software & Services) (a)	18,500	3,463,755
	Anhui Conch Cement Co., Ltd., Class H (Construction Materials)	107,500	688,220
	BAIC Motor Corp., Ltd., Class H (Automobiles) (b)	598,500	497,158
	Baidu, Inc., Sponsored ADR (Internet Software & Services) (a)	4,100	1,013,438
	Bank of China, Ltd., Class H (Banks)	2,357,000	1,105,071
	Bank of Communications Co., Ltd., Class H (Banks)	159,000	114,656
	Beijing Enterprises Holdings, Ltd. (Gas Utilities)	11,000	53,465
	China CITIC Bank Corp., Ltd., Class H (Banks)	988,000	633,152
	China Communications Construction Co., Ltd., Class H (Construction & Engineering)	602,000	664,965
	China Communications Services Corp., Ltd., Class H (Diversified Telecommunication Services)	914,000	578,743
¤	China Construction Bank Corp., Class H (Banks)	1,813,000	1,642,292
	China Evergrande Group (Real Estate Management & Development) (a)(c)	75,000	206,872
	China Huarong Asset Management Co., Ltd., Class H (Capital Markets) (b)	860,000	219,135
	China Longyuan Power Group Corp., Ltd., Class H (Independent Power & Renewable Electricity Producers)	657,000	611,879
	China Mobile, Ltd. (Wireless Telecommunication Services)	43,000	387,869
	China Petroleum & Chemical Corp., Class H (Oil, Gas & Consumable Fuels)	888,000	856,430
	China Shenhua Energy Co., Ltd., Class H (Oil, Gas & Consumable Fuels)	43,000	96,967
	China Travel International Investment Hong Kong, Ltd. (Hotels, Restaurants & Leisure)	1,106,000	443,863
	China Vanke Co., Ltd., Class H (Real Estate Management & Development)	104,000	331,913
	CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	73,000	122,022
	Country Garden Holdings Co., Ltd. (Real Estate Management & Development)	254,000	393,505
	Dongfeng Motor Group Co., Ltd., Class H (Automobiles)	540,000	541,441
	Fang Holdings, Ltd., ADR (Internet Software & Services) (a)	80,200	259,848
	Fosun International, Ltd. (Industrial Conglomerates)	206,000	376,356
	Huaneng Renewables Corp., Ltd., Class H (Independent Power & Renewable Electricity Producers)	1,340,000	498,506
¤	Industrial & Commercial Bank of China, Ltd., Class H (Banks)	1,822,000	1,348,675
	Longfor Group Holdings, Ltd. (Real Estate Management & Development)	179,500	504,262
	Luye Pharma Group, Ltd. (Pharmaceuticals)	499,500	485,560
	Momo, Inc., Sponsored ADR (Internet Software & Services) (a)	12,900	529,158
	PICC Property & Casualty Co., Ltd., Class H (Insurance)	186,000	209,720
¤	Ping An Insurance Group Co. of China, Ltd., Class H (Insurance)	139,000	1,289,226
	Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H (Hotels, Restaurants & Leisure)	28,000	10,060
	Shimao Property Holdings, Ltd. (Real Estate Management & Development)	67,500	191,345
	Sihuan Pharmaceutical Holdings Group, Ltd. (Pharmaceuticals)	1,519,000	327,060
	Sinopec Engineering Group Co., Ltd., Class H (Construction & Engineering)	58,000	59,115
	Sinotrans, Ltd., Class H (Air Freight & Logistics)	190,000	87,871
	Sinotruk Hong Kong, Ltd. (Machinery)	48,500	68,711
	Soho China, Ltd. (Real Estate Management & Development)	69,500	32,673
	Springland International Holdings, Ltd. (Food & Staples Retailing)	93,000	20,972
	Sunac China Holdings, Ltd. (Real Estate Management & Development) (c)	5,000	16,244
¤	Tencent Holdings, Ltd. (Internet Software & Services)	1,200	54,840
¤	Tencent Holdings, Ltd. (Internet Software & Services)	93,200	4,217,662
	Want Want China Holdings, Ltd. (Food Products)	625,000	516,782
	Weichai Power Co., Ltd., Class H (Machinery)	392,000	477,948
	Weiqiao Textile Co., Ltd., Class H (Textiles, Apparel & Luxury Goods)	25,000	10,543
	Yuzhou Properties Co., Ltd. (Real Estate)	221,000	124,451
	Zhongsheng Group Holdings, Ltd. (Specialty Retail)	126,000	287,026
			27,442,652
	Colombia 0.1%
	Ecopetrol S.A. (Oil, Gas & Consumable Fuels)	47,258	50,193

	Egypt 0.1%
	Telecom Egypt Co. (Diversified Telecommunication Services)	86,575	67,148

	Greece 0.1%
	FF Group (Specialty Retail) (a)(d)	10,300	57,813

	Hong Kong 0.3%
	SSY Group, Ltd. (Pharmaceuticals)	296,000	282,837

	India 9.1%
	Coal India, Ltd. (Oil, Gas & Consumable Fuels)	117,676	449,009
	DCM Shriram, Ltd. (Chemicals)	10,473	50,406
	GAIL India, Ltd. (Gas Utilities)	114,938	629,269
	Graphite India, Ltd. (Electrical Equipment)	17,942	266,306
	HCL Technologies, Ltd. (IT Services)	35,369	497,431
	HEG, Ltd. (Electrical Equipment)	3,995	251,354
	Hindustan Unilever, Ltd. (Household Products)	15,784	398,822
	Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	7,525	218,203
	Infosys, Ltd. (IT Services)	37,207	742,119
	IRB Infrastructure Developers, Ltd. (Construction & Engineering)	83,118	243,102
	Jubilant Life Sciences, Ltd. (Pharmaceuticals)	16,935	183,187
	Just Dial, Ltd. (Internet Software & Services) (a)	9,441	77,222
	Larsen & Toubro Infotech, Ltd. (IT Services) (b)	2,217	60,640
	National Aluminium Co., Ltd. (Metals & Mining)	199,162	178,875
	Oil & Natural Gas Corp., Ltd. (Oil, Gas & Consumable Fuels)	152,531	368,950
	PC Jeweller, Ltd. (Specialty Retail) (a)	111,826	148,370
	Radico Khaitan, Ltd. (Beverages)	19,626	125,334
	Reliance Industries, Ltd. (Oil, Gas & Consumable Fuels)	28,599	493,765
	Reliance Power, Ltd. (Independent Power & Renewable Electricity Producers) (a)	485,149	236,964
	Rural Electrification Corp., Ltd. (Diversified Financial Services)	149,745	256,430
	Shriram Transport Finance Co., Ltd. (Consumer Finance)	15,824	319,762
	Tata Consultancy Services, Ltd. (IT Services)	33,837	960,552
	Tech Mahindra, Ltd. (IT Services)	60,687	601,683
	Vakrangee, Ltd. (IT Services)	132,127	92,180
			7,849,935
	Indonesia 1.1%
	PT Indah Kiat Pulp & Paper Corp. Tbk (Paper & Forest Products)	377,300	502,369
	PT Perusahaan Gas Negara Persero Tbk (Gas Utilities)	3,504,400	413,140
	PT Waskita Karya Persero Tbk (Construction & Engineering)	520,700	76,552
			992,061
	Malaysia 1.0%
	AirAsia Group BHD (Airlines)	295,700	258,965
	Supermax Corp. BHD (Health Care Equipment & Supplies)	242,400	260,588
	Top Glove Corp. BHD (Health Care Equipment & Supplies)	139,600	348,227
			867,780
	Mexico 2.2%
	Alfa S.A.B. de C.V., Class A (Industrial Conglomerates)	275,000	374,482
	America Movil S.A.B. de C.V., Series L (Wireless Telecommunication Services)	662,300	566,790
	Mexichem S.A.B de C.V. (Chemicals)	58,400	204,362
	OHL Mexico S.A.B. de C.V. (Transportation Infrastructure)	82,800	118,128
	Wal-Mart de Mexico S.A.B. de C.V. (Food & Staples Retailing)	228,500	667,070
			1,930,832
	Republic of Korea 15.0%
	BNK Financial Group, Inc. (Banks)	12,525	100,433
	CJ ENM Co., Ltd. (Internet & Direct Marketing Retail)	1,057	219,120
	Com2uS Corp. (Software)	165	22,405
	Daelim Industrial Co., Ltd. (Construction & Engineering)	8,094	567,264
	Daishin Securities Co., Ltd. (Capital Markets)	17,681	184,926
	Daou Technology, Inc. (Capital Markets)	7,682	162,753
	DGB Financial Group, Inc. (Banks)	40,072	334,933
	Dongwon Industries Co., Ltd. (Food Products)	771	219,173
	Easy Bio, Inc. (Food Products)	36,043	246,162
	F&F Co., Ltd. (Textiles, Apparel & Luxury Goods)	1,675	116,793
	H.S. Industries Co., Ltd. (Textiles, Apparel & Luxury Goods)	10,760	71,852
	Hana Financial Group, Inc. (Banks)	17,987	721,956
	Industrial Bank of Korea (Banks)	40,778	570,487
	Jayjun Cosmetic Co., Ltd. (Personal Products) (a)	12,591	224,548
	KB Financial Group, Inc. (Banks)	13,743	658,494
	KGInicis Co., Ltd. (IT Services)	7,301	122,374
	Korea Gas Corp. (Gas Utilities) (a)	8,776	457,373
	Kumho Petrochemical Co., Ltd. (Chemicals)	3,468	350,319
	LF Corp. (Textiles, Apparel & Luxury Goods)	8,746	215,005
	LG Corp. (Industrial Conglomerates)	1,340	90,320
	LG Electronics, Inc. (Household Durables)	7,521	502,902
	Lotte Chemical Corp. (Chemicals)	1,551	498,444
	LOTTE Himart Co., Ltd. (Specialty Retail)	1,383	95,320
	Lottle Fine Chemical Co., Ltd. (Chemicals)	693	38,099
	POSCO (Metals & Mining)	1,613	476,553
	Posco Daewoo Corp. (Trading Companies & Distributors)	29,037	497,080
	Samchully Co., Ltd. (Gas Utilities)	1,866	189,327
¤	Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	82,543	3,412,697
¤	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	16,073	1,239,977
	SK Telecom Co., Ltd. (Wireless Telecommunication Services)	1,538	344,405
			12,951,494
	Russia 5.3%
	Gazprom PAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	199,565	906,025
	LUKOIL PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	10,888	778,492
	Magnitogorsk Iron & Steel Works PJSC, Registered, Sponsored GDR (Metals & Mining)	9,769	94,466
	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	38,811	672,013
	Sberbank of Russia PJSC, Sponsored ADR (Banks)	75,807	1,063,572
	Severstal PJSC, Registered, GDR (Metals & Mining)	13,525	220,728
	Surgutneftegas PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	31,465	143,480
	Tatneft PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	10,080	699,552
			4,578,328
	South Africa 6.8%
	Absa Group, Ltd. (Banks)	48,358	631,271
	Ascendis Health, Ltd. (Pharmaceuticals) (a)	239,914	186,028
	Assore, Ltd. (Metals & Mining)	1,808	37,760
	Astral Foods, Ltd. (Food Products)	11,203	248,436
	Blue Label Telecoms, Ltd. (Commercial Services & Supplies)	291,590	204,395
	EOH Holdings, Ltd. (IT Services)	80,450	253,554
	Exxaro Resources, Ltd. (Oil, Gas & Consumable Fuels)	56,292	553,622
	FirstRand, Ltd. (Diversified Financial Services)	81,025	426,246
	Liberty Holdings, Ltd. (Insurance)	36,790	322,707
¤	Naspers, Ltd., Class N (Media)	6,949	1,710,929
	Nedbank Group, Ltd. (Banks)	21,030	435,788
	RMB Holdings, Ltd. (Diversified Financial Services)	23,443	146,684
	Sasol, Ltd. (Chemicals)	13,885	546,437
	Telkom S.A. SOC, Ltd. (Diversified Telecommunication Services)	54,884	210,033
			5,913,890
	Taiwan 12.8%
	Cathay Financial Holding Co., Ltd. (Insurance)	43,000	74,022
	Chilisin Electronics Corp. (Electronic Equipment, Instruments & Components)	43,000	178,382
	Chung Hung Steel Corp. (Metals & Mining) (a)	205,000	95,422
	Coretronic Corp. (Electronic Equipment, Instruments & Components)	33,000	51,310
	CTBC Financial Holding Co., Ltd. (Banks)	942,927	639,111
	Formosa Taffeta Co., Ltd. (Textiles, Apparel & Luxury Goods)	15,000	15,875
	Fubon Financial Holding Co., Ltd. (Diversified Financial Services)	393,000	650,849
	Gigabyte Technology Co., Ltd. (Technology Hardware, Storage & Peripherals)	111,000	222,624
	Ginko International Co., Ltd. (Health Care Equipment & Supplies) (a)	16,000	126,739
	Globalwafers Co., Ltd. (Semiconductors & Semiconductor Equipment)	34,000	574,182
	Grand Pacific Petrochemical (Chemicals)	267,000	249,435
	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	75,218	205,895
	Lien Hwa Industrial Corp. (Food Products)	121,150	156,315
	Long Chen Paper Co., Ltd. (Paper & Forest Products)	113,000	99,291
	Micro-Star International Co., Ltd. (Technology Hardware, Storage & Peripherals)	176,000	603,645
	Momo.com, Inc. (Internet & Direct Marketing Retail)	2,000	13,066
	Nanya Technology Corp. (Semiconductors & Semiconductor Equipment)	201,000	516,058
	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	278,000	305,569
	Ruentex Development Co., Ltd. (Real Estate Management & Development)	76,000	84,282
	Ruentex Industries, Ltd. (Textiles, Apparel & Luxury Goods)	261,000	499,595
	Shin Kong Financial Holding Co., Ltd. (Insurance) (a)	1,431,000	542,222
	Sino-American Silicon Products, Inc. (Semiconductors & Semiconductor Equipment) (a)	7,000	24,009
	Supreme Electronics Co., Ltd. (Electronic Equipment, Instruments & Components) (a)	86,000	97,057
	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	51,000	72,717
	Taiwan Cement Corp. (Construction Materials)	365,200	469,413
¤	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	332,000	2,667,799
	TCI Co., Ltd. (Personal Products) (a)	15,000	284,184
	Uni-President Enterprises Corp. (Food Products)	145,000	382,701
	Yageo Corp. (Electronic Equipment, Instruments & Components)	21,693	553,414
	Yuanta Financial Holding Co., Ltd. (Capital Markets)	1,294,000	595,982
			11,051,165
	Thailand 2.8%
	Electricity Generating PCL, NVDR (Independent Power & Renewable Electricity Producers)	34,400	238,846
	Krung Thai Bank PCL, NVDR (Banks)	94,600	54,024
	PTT Exploration & Production PCL, NVDR (Oil, Gas & Consumable Fuels)	146,400	609,450
	PTT Global Chemical PCL, NVDR (Chemicals)	269,200	661,470
	PTT PCL, NVDR (Oil, Gas & Consumable Fuels)	508,400	783,153
	Thai Oil PCL, NVDR (Oil, Gas & Consumable Fuels)	23,000	55,478
			2,402,421
	Turkey 1.4%
	Aksa Akrilik Kimya Sanayii A.S. (Textiles, Apparel & Luxury Goods)	17,292	41,075
	Haci Omer Sabanci Holding A.S. (Diversified Financial Services)	77,445	133,491
	TAV Havalimanlari Holding A.S. (Transportation Infrastructure)	80,953	476,958
	Turk Hava Yollari AO (Airlines) (a)	153,638	539,004
			1,190,528
	Total Common Stocks (Cost $81,282,186)		82,031,799

	Exchange-Traded Funds 0.1%
	United States 0.1%
	iShares MSCI Emerging Markets ETF (Capital Markets)	2,716	121,840

	Total Exchange-Traded Funds (Cost $119,132)		121,840

	Preferred Stocks 3.5%
	Brazil 2.3%
	Banco do Estado do Rio Grande do Sul S.A. 6.59% Class B (Banks)	67,400	282,472
	Cia Energetica de Minas Gerais 6.25% (Electric Utilities)	211,200	463,106
	Cia Paranaense de Energia 5.56% Class B (Electric Utilities)	44,900	245,238
	Itau Unibanco Holding S.A. 6.71% (Banks)	4,804	57,597
	Petroleo Brasileiro S.A. 0.50% (Oil, Gas & Consumable Fuels)	175,600	922,610
			1,971,023
	Republic of Korea 1.2%
¤	Samsung Electronics Co., Ltd. 3.47% (Technology Hardware, Storage & Peripherals)	29,764	1,017,720

	Total Preferred Stocks (Cost $3,087,409)		2,988,743

	Short-Term Investment 0.5%
	Affiliated Investment Company 0.5%
	MainStay U.S. Government Liquidity Fund, 1.75% (e)	438,086	438,086

	Total Short-Term Investment (Cost $438,086)		438,086

	Total Investments (Cost $84,926,813)	99.1%	85,580,468
	Other Assets, Less Liabilities	0.9	806,992
	Net Assets	100.0%	$86,387,460

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2018, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of this security was held on loan. As of July 31, 2018, the market value of securities loaned was $222,274 and the Fund received non-cash collateral in the amount of $233,618.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2018, the total market value of fair valued security was $57,813, which represented 0.1% of the Fund's net assets.
(e)	Rate reported is the current yield as of July 31, 2018.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
NVDR	—Non-Voting Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks
Greece	$—	$57,813	$—	$57,813
All Other Countries	81,973,986	—	—	81,973,986
Total Common Stocks	81,973,986	57,813	—	82,031,799
Exchange-Traded Funds	121,840	—	—	121,840
Preferred Stocks	2,988,743	—	—	2,988,743
Short-Term Investment
Affiliated Investment Company	438,086	—	—	438,086
Total Investments in Securities	$85,522,655	$57,813	$—	$85,580,468

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay MacKay Growth Fund

Portfolio of Investments July 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 97.9% †
	Aerospace & Defense 4.1%
¤	Boeing Co.	39,122	$13,939,169
	Lockheed Martin Corp.	21,298	6,945,278
	Northrop Grumman Corp.	12,181	3,660,269
	Raytheon Co.	7,439	1,473,145
	Spirit AeroSystems Holdings, Inc., Class A	25,074	2,338,150
			28,356,011
	Air Freight & Logistics 1.0%
	C.H. Robinson Worldwide, Inc.	765	70,556
	Expeditors International of Washington, Inc.	29,518	2,248,386
	United Parcel Service, Inc., Class B	3,649	437,479
	XPO Logistics, Inc. (a)	41,596	4,147,953
			6,904,374
	Auto Components 0.2%
	Aptiv PLC	11,879	1,164,973

	Beverages 1.4%
	Coca-Cola Co.	69,411	3,236,635
	Keurig Dr. Pepper, Inc.	81,074	1,946,587
	PepsiCo., Inc.	36,890	4,242,350
			9,425,572
	Biotechnology 4.6%
	AbbVie, Inc.	121,820	11,235,458
	Amgen, Inc.	39,347	7,733,653
	Biogen, Inc. (a)	14,240	4,761,429
	Celgene Corp. (a)	6,653	599,369
	Gilead Sciences, Inc.	101,217	7,877,719
			32,207,628
	Capital Markets 1.9%
	Cboe Global Markets, Inc.	21,656	2,103,447
	Evercore, Inc., Class A	35,557	4,017,941
	Lazard, Ltd., Class A	46,974	2,550,688
	LPL Financial Holdings, Inc.	58,590	3,883,931
	Virtu Financial, Inc., Class A	21,243	428,047
			12,984,054
	Chemicals 0.9%
	Chemours Co.	44,021	2,016,602
	LyondellBasell Industries N.V., Class A	40,534	4,490,762
			6,507,364
	Communications Equipment 0.2%
	Arista Networks, Inc. (a)	2,946	753,381
	F5 Networks, Inc. (a)	3,366	576,865
	Palo Alto Networks, Inc. (a)	692	137,196
			1,467,442
	Consumer Finance 0.2%
	American Express Co.	651	64,788
	Credit Acceptance Corp. (a)	47	18,029
	Synchrony Financial	52,950	1,532,373
			1,615,190
	Containers & Packaging 0.1%
	Avery Dennison Corp.	3,560	408,261

	Diversified Consumer Services 0.4%
	Grand Canyon Education, Inc. (a)	1,261	146,944
	H&R Block, Inc.	102,696	2,583,832
			2,730,776
	Electronic Equipment, Instruments & Components 0.4%
	CDW Corp.	5,597	470,652
	Zebra Technologies Corp., Class A (a)	17,505	2,414,464
			2,885,116
	Energy Equipment & Services 0.0% ‡
	Halliburton Co.	6,489	275,263

	Equity Real Estate Investment Trusts 0.6%
	Omega Healthcare Investors, Inc.	22,689	673,637
	Public Storage	681	148,342
	Uniti Group, Inc. (a)	196,478	3,473,731
			4,295,710
	Food & Staples Retailing 1.8%
	Costco Wholesale Corp.	36,893	8,068,868
	Sysco Corp.	15,341	1,031,069
	U.S. Foods Holding Corp. (a)	98,458	3,328,865
			12,428,802
	Health Care Equipment & Supplies 1.5%
	ABIOMED, Inc. (a)	2,183	773,939
	Baxter International, Inc.	11,753	851,505
	ICU Medical, Inc. (a)	2,664	764,035
	Intuitive Surgical, Inc. (a)	5,822	2,958,682
	ResMed, Inc.	6,335	670,116
	Varian Medical Systems, Inc. (a)	36,273	4,187,718
			10,205,995
	Health Care Providers & Services 6.4%
	Centene Corp. (a)	20,143	2,625,237
	Encompass Health Corp.	45,950	3,475,198
	Express Scripts Holding Co. (a)	33,103	2,630,364
	HCA Healthcare, Inc.	44,237	5,495,563
	Humana, Inc.	18,970	5,959,995
	Molina Healthcare, Inc. (a)	40,569	4,222,827
¤	UnitedHealth Group, Inc.	59,778	15,136,985
	WellCare Health Plans, Inc. (a)	17,507	4,681,722
			44,227,891
	Hotels, Restaurants & Leisure 1.8%
	Chipotle Mexican Grill, Inc. (a)	614	266,267
	Darden Restaurants, Inc.	18,964	2,028,010
	Extended Stay America, Inc.	27,406	583,474
	Las Vegas Sands Corp.	29,988	2,156,137
	Marriott International, Inc., Class A	13,310	1,701,550
	Six Flags Entertainment Corp.	29,482	1,914,856
	Starbucks Corp.	37,418	1,960,329
	Vail Resorts, Inc.	50	13,844
	Yum China Holdings, Inc.	57,346	2,069,044
			12,693,511
	Independent Power & Renewable Electricity Producers 0.3%
	NRG Energy, Inc.	59,441	1,882,496

	Industrial Conglomerates 0.5%
	3M Co.	6,376	1,353,752
	Honeywell International, Inc.	12,472	1,991,155
			3,344,907
	Insurance 0.7%
	Progressive Corp.	80,313	4,819,583

	Internet & Direct Marketing Retail 8.3%
¤	Amazon.com, Inc. (a)	21,484	38,186,521
	Booking Holdings, Inc. (a)	2,497	5,065,714
	Expedia Group, Inc.	36,464	4,880,342
	Netflix, Inc. (a)	21,585	7,283,858
	TripAdvisor, Inc. (a)	33,262	1,928,863
			57,345,298
	Internet Software & Services 12.2%
	Akamai Technologies, Inc. (a)	55,007	4,139,827
¤	Alphabet, Inc. (a)
	Class A	16,381	20,103,091
	Class C	16,580	20,182,171
	eBay, Inc. (a)	115,455	3,861,970
¤	Facebook, Inc., Class A (a)	141,711	24,456,484
	GoDaddy, Inc., Class A (a)	57,611	4,241,322
	IAC / InterActiveCorp (a)	23,689	3,488,205
	Twitter, Inc. (a)	43,365	1,382,042
	VeriSign, Inc. (a)	19,588	2,844,765
			84,699,877
	IT Services 7.7%
	Accenture PLC, Class A	11,935	1,901,604
	Alliance Data Systems Corp.	4,966	1,116,754
	Conduent, Inc. (a)	88,273	1,585,383
	CoreLogic, Inc. (a)	19,767	962,653
	Euronet Worldwide, Inc. (a)	5,119	470,641
	First Data Corp., Class A (a)	194,514	4,524,396
	International Business Machines Corp.	45,026	6,525,618
¤	Mastercard, Inc., Class A	57,337	11,352,726
	PayPal Holdings, Inc. (a)	61,558	5,056,374
	Sabre Corp.	153,783	3,786,137
	Square, Inc., Class A (a)	14,810	957,466
¤	Visa, Inc., Class A	111,846	15,293,822
			53,533,574
	Leisure Products 0.4%
	Polaris Industries, Inc.	27,190	2,866,370

	Life Sciences Tools & Services 0.0% ‡
	Thermo Fisher Scientific, Inc.	47	11,023

	Machinery 0.7%
	Allison Transmission Holdings, Inc.	92,442	4,344,774
	Caterpillar, Inc.	1,436	206,497
			4,551,271
	Media 0.8%
	AMC Networks, Inc., Class A (a)	4,229	254,966
	Live Nation Entertainment, Inc. (a)	63,577	3,133,075
	Sirius XM Holdings, Inc.	5,017	35,219
	Walt Disney Co.	20,698	2,350,465
			5,773,725
	Metals & Mining 0.3%
	Alcoa Corp. (a)	2,262	97,877
	United States Steel Corp.	46,270	1,685,616
			1,783,493
	Multiline Retail 1.2%
	Macy's, Inc.	97,120	3,858,578
	Nordstrom, Inc.	79,405	4,161,616
			8,020,194
	Oil, Gas & Consumable Fuels 2.7%
	Andeavor	9,684	1,453,181
	Antero Resources Corp. (a)	17,355	356,472
	Continental Resources, Inc. (a)	64,587	4,125,172
	HollyFrontier Corp.	52,716	3,931,559
	Kosmos Energy, Ltd. (a)	195,422	1,481,299
	Marathon Petroleum Corp.	36,233	2,928,713
	Murphy Oil Corp.	4,897	162,874
	PBF Energy, Inc., Class A	84,332	3,938,304
	Valero Energy Corp.	3,834	453,754
	Whiting Petroleum Corp. (a)	49	2,433
			18,833,761
	Personal Products 1.1%
	Estee Lauder Cos., Inc., Class A	23,841	3,217,105
	Herbalife Nutrition, Ltd. (a)	71,979	3,716,276
	Nu Skin Enterprises, Inc., Class A	9,678	705,042
			7,638,423
	Pharmaceuticals 0.4%
	Eli Lilly & Co.	8,860	875,457
	Jazz Pharmaceuticals PLC (a)	9,648	1,669,876
	Johnson & Johnson	751	99,522
			2,644,855
	Professional Services 0.6%
	Robert Half International, Inc.	56,076	4,248,318

	Road & Rail 1.0%
	CSX Corp.	35,707	2,523,771
	Genesee & Wyoming, Inc., Class A (a)	31,969	2,749,334
	Union Pacific Corp.	10,726	1,607,720
			6,880,825
	Semiconductors & Semiconductor Equipment 3.9%
	Applied Materials, Inc.	4,228	205,608
	Broadcom, Inc.	5,655	1,254,109
	Intel Corp.	70,771	3,404,085
	Micron Technology, Inc. (a)	115,212	6,082,042
	MKS Instruments, Inc.	18,607	1,754,640
	NVIDIA Corp.	30,151	7,382,774
	ON Semiconductor Corp. (a)	163,426	3,603,543
	Texas Instruments, Inc.	32,613	3,630,479
			27,317,280
	Software 11.0%
	Adobe Systems, Inc. (a)	29,065	7,111,624
	CDK Global, Inc.	28,914	1,805,679
	Citrix Systems, Inc. (a)	21,877	2,405,814
	Dell Technologies, Inc., Class V (a)	42,590	3,940,427
	Electronic Arts, Inc. (a)	5,394	694,478
	Fortinet, Inc. (a)	64,168	4,036,809
	Manhattan Associates, Inc. (a)	23,008	1,107,145
¤	Microsoft Corp.	392,364	41,621,973
	Oracle Corp.	94,484	4,504,997
	salesforce.com, Inc. (a)	22,535	3,090,675
	SS&C Technologies Holdings, Inc.	37,041	1,965,766
	VMware, Inc., Class A (a)	28,787	4,162,312
			76,447,699
	Specialty Retail 5.1%
	Advance Auto Parts, Inc.	8,290	1,170,797
	Best Buy Co., Inc.	41,169	3,088,910
	Burlington Stores, Inc. (a)	13,579	2,075,007
	Foot Locker, Inc.	72,008	3,514,711
	Gap, Inc.	84,448	2,547,796
	Home Depot, Inc.	40,779	8,054,668
	Lowe's Cos., Inc.	32,786	3,256,961
	Michaels Cos., Inc. (a)	66,656	1,360,449
	Tractor Supply Co.	56,244	4,389,282
	Urban Outfitters, Inc. (a)	42,551	1,889,264
	Williams-Sonoma, Inc.	63,068	3,688,847
			35,036,692
	Technology Hardware, Storage & Peripherals 7.7%
¤	Apple, Inc.	273,817	52,104,637
	NetApp, Inc.	19,457	1,508,307
			53,612,944
	Textiles, Apparel & Luxury Goods 2.2%
	Carter's, Inc.	36,452	3,821,263
	Michael Kors Holdings, Ltd. (a)	60,006	4,004,200
	NIKE, Inc., Class B	15,294	1,176,262
	Ralph Lauren Corp.	13,739	1,854,490
	Tapestry, Inc.	83,545	3,936,640
	VF Corp.	3,111	286,430
			15,079,285
	Tobacco 0.3%
	Altria Group, Inc.	32,329	1,897,066

	Trading Companies & Distributors 1.3%
	HD Supply Holdings, Inc. (a)	241	10,599
	United Rentals, Inc. (a)	27,050	4,025,040
	W.W. Grainger, Inc.	13,852	4,800,549
			8,836,188
	Total Common Stocks (Cost $492,782,445)		677,889,080

	Exchange-Traded Funds 2.0%
¤	iShares Russell 1000 Growth ETF	97,626	14,400,811

	Total Exchange-Traded Funds (Cost $13,232,281)		14,400,811

	Short-Term Investment 0.1%
	Affiliated Investment Company 0.1%
	MainStay U.S. Government Liquidity Fund, 1.75% (b)	364,243	364,243

	Total Short-Term Investment (Cost $364,243)		364,243

	Total Investments (Cost $506,378,969)	100.0%	692,654,134
	Other Assets, Less Liabilities	(0.0)‡	(307,556)

	Net Assets	100.0%	$692,346,578

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers, as of July 31, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Rate reported is the current yield as of July 31, 2018.

The following abbreviation is used in the preceding pages:

ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$677,889,080	$—	$—	$677,889,080
Exchange-Traded Funds	14,400,811	—	—	14,400,811
Short-Term Investment
Affiliated Investment Company	364,243	—	—	364,243
Total Investments in Securities	$692,654,134	$—	$—	$692,654,134

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay MacKay High Yield Municipal Bond Fund

Portfolio of Investments July 31, 2018 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 99.7% †
	Alabama 1.2%
	Alabama Special Care Facilities Financing Authority-Birmingham AL, Methodist Home for the Aging, Revenue Bonds Series S 5.75%, due 6/1/45	$1,250,000	$1,371,087
	County of Jefferson AL, Sewer, Revenue Bonds
	Senior Lien-Series A, Insured: AGM 5.50%, due 10/1/53	11,960,000	13,304,543
	Series D 6.00%, due 10/1/42	2,500,000	2,872,625
	Industrial Development Board of the City of Mobile Alabama, Pollution Control Electric Power Co.-Barry Plant, Revenue Bonds 1st Series 1.51%, due 6/1/34 (a)	20,000,000	20,000,000
	Montgomery Educational Building Authority, Faulkner University, Revenue Bonds Series A 5.00%, due 10/1/43	5,080,000	5,214,671
	West Jefferson Industrial Development Board, Solid Waste Disposal, Revenue Bonds 1.55%, due 12/1/38 (a)(b)	11,800,000	11,800,000
			54,562,926
	Alaska 0.7%
	Alaska State Housing Finance Corp., Revenue Bonds Series A 1.50%, due 6/1/32 (a)(b)	14,715,000	14,715,000
	Northern Tobacco Securitization Corp., Asset-Backed, Revenue Bonds Series A 5.00%, due 6/1/46	14,560,000	14,644,594
			29,359,594
	Arizona 1.7%
	Arizona Health Facilities Authority, Dignity Health Medical Group, Revenue Bonds 0.98%, due 7/1/35 (a)	4,400,000	4,400,000
	Arizona Health Facilities Authority, Phoenix Children's Hospital, Revenue Bonds Series A 5.00%, due 2/1/42	7,945,000	8,355,439
	Arizona Industrial Development Authority, American Charter Schools, Revenue Bonds (c)
	6.00%, due 7/1/37	3,035,000	3,221,835
	6.00%, due 7/1/47	4,785,000	5,037,600
	Arizona Industrial Development Authority, Basis Schools Projects, Revenue Bonds (c)
	Series G 5.00%, due 7/1/47	1,000,000	1,028,940
	Series A 5.375%, due 7/1/50	1,500,000	1,567,215
	Florence Town, Inc. Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds 6.00%, due 7/1/43	2,450,000	2,589,282
	Industrial Development Authority of the City of Phoenix, Basis Schools Projects, Revenue Bonds (c)
	Series A 5.00%, due 7/1/35	1,700,000	1,756,083
	Series A 5.00%, due 7/1/46	4,120,000	4,218,962
	Industrial Development Authority of the City of Phoenix, Downtown Phoenix Student LLC, Revenue Bonds
	Series A 5.00%, due 7/1/37	1,000,000	1,104,410
	Series A 5.00%, due 7/1/42	1,000,000	1,099,190
	Series A 6.25%, due 7/1/36	965,000	959,799
	Industrial Development Authority of the City of Phoenix, Great Hearts Academies, Revenue Bonds
	5.00%, due 7/1/46	1,350,000	1,422,643
	6.40%, due 7/1/47	1,000,000	1,127,870
	Industrial Development Authority of the City of Phoenix, Mayo Clinic, Revenue Bonds Series B 1.39%, due 11/15/52 (a)	19,380,000	19,380,000
	Industrial Development Authority of the City of Phoenix, Villa Montessori, Inc., Revenue Bonds 5.00%, due 7/1/45	1,150,000	1,190,009
	Industrial Development Authority of the County of Pima, American Leadership AC, Revenue Bonds 5.625%, due 6/15/45 (c)	3,985,000	4,235,059
	Industrial Development Authority of the County of Pima, Charter Schools Project, Revenue Bonds Series Q 5.375%, due 7/1/31	1,955,000	2,093,805
	Industrial Development Authority of the County of Pima, Paradise Education Center Project, Revenue Bonds 6.10%, due 6/1/45	1,100,000	1,141,305
	Industrial Development Authority of the County of Yavapai, Agribusiness & Equine Center, Revenue Bonds 7.875%, due 3/1/42	500,000	575,970
	Maricopa County Industrial Development Authority, Horizon Community Learning Center, Revenue Bonds 5.00%, due 7/1/35	3,000,000	3,117,060
	Pima County Industrial Development Authority, American Leadership Academy Project, Revenue Bonds 5.00%, due 6/15/47 (c)	4,150,000	4,177,307
	Tempe Industrial Development Authority, Revenue Bonds Series A 6.125%, due 10/1/47 (c)	2,800,000	3,076,612
			76,876,395
	Arkansas 0.1%
	Arkansas Development Finance Authority, Revenue Bonds
	Series C 5.00%, due 2/1/33	1,425,000	1,560,389
	Series C 5.00%, due 2/1/35	1,170,000	1,274,037
	Little Rock Metrocentre Improvement District No.1, Little Rock Newspapers, Inc., Revenue Bonds 1.51%, due 12/1/25 (a)	1,400,000	1,400,000
			4,234,426
	California 12.7%
	Alameda Corridor Transportation Authority, Revenue Bonds Series 1999-A, Insured: NATL-RE (zero coupon), due 10/1/35	3,440,000	1,763,791
	Anaheim Public Financing Authority, Public Improvements Project, Revenue Bonds Series A-1, Insured: NATL-RE 4.75%, due 9/1/33	12,000,000	12,027,720
	Antelope Valley Healthcare District, Revenue Bonds Series A 5.00%, due 3/1/46	1,095,000	1,152,783
	Bassett Unified School District, Unlimited General Obligation
	Series C, Insured: NATL-RE (zero coupon), due 8/1/41	2,050,000	807,946
	Series C, Insured: NATL-RE (zero coupon), due 8/1/42	2,000,000	748,120
	California County Tobacco Securitization Agency, Revenue Bonds
	5.125%, due 6/1/38	4,225,000	4,255,631
	Series A 5.125%, due 6/1/38	3,500,000	3,525,410
	5.25%, due 6/1/46	3,275,000	3,274,771
	5.65%, due 6/1/41	8,600,000	8,651,600
	California Health Facilities Financing Authority, Scripps Health, Revenue Bonds Series C 0.63%, due 10/1/42 (a)	5,950,000	5,950,000
	California Municipal Finance Authority, Baptist University, Revenue Bonds (c)
	Series A 5.375%, due 11/1/40	3,000,000	3,278,820
	Series A 5.50%, due 11/1/45	6,000,000	6,588,660
	California Municipal Finance Authority, Community Hospitals Center, Certificates of Participation 5.50%, due 2/1/39	1,640,000	1,674,932
¤	California Municipal Finance Authority, LAX Integrated Express Solutions Project, Revenue Bonds (b)
	Insured: AGM 3.25%, due 12/31/32	6,715,000	6,511,267
	4.00%, due 12/31/47	23,000,000	23,017,940
	Series A 5.00%, due 12/31/43	21,700,000	24,347,617
	Series A 5.00%, due 12/31/47	5,000,000	5,587,850
	Series B 5.00%, due 6/1/48	2,000,000	2,226,500
	California Municipal Finance Authority, Palmdale Aerospace Academy Projects, Revenue Bonds 5.00%, due 7/1/46 (c)	1,165,000	1,195,570
	California Municipal Finance Authority, Partnerships Uplift Community Project, Revenue Bonds Series A 5.30%, due 8/1/47	1,525,000	1,558,550
	California Municipal Finance Authority, Southwestern Law School, Revenue Bonds 6.50%, due 11/1/41	1,000,000	1,121,970
	California Municipal Finance Authority, University of La Verne, Revenue Bonds Series A 6.25%, due 6/1/40	500,000	542,620
	California Pollution Control Finance Authority, Pacific Gas & Electric Co., Revenue Bonds Series F 1.38%, due 11/1/26 (a)	40,000,000	40,000,000
	California Public Finance Authority, Sharp HealthCare, Revenue Bonds Series B 1.20%, due 8/1/52 (a)	20,000,000	20,000,000
	California School Finance Authority, Classical Academies Project, Revenue Bonds Series A-1 7.375%, due 10/1/43	1,000,000	1,176,210
	California School Finance Authority, High Tech High Learning Project, Revenue Bonds Series A 5.00%, due 7/1/49 (c)	3,000,000	3,213,690
	California Statewide Communities Development Authority, Aspire Public Schools, Revenue Bonds
	6.00%, due 7/1/40	2,490,000	2,539,476
	6.375%, due 7/1/45	1,170,000	1,195,050
	California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
	Series A 6.375%, due 11/1/43	3,535,000	4,056,413
	7.50%, due 11/1/41	1,000,000	1,183,490
	California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds (c)
	Series A 5.00%, due 6/1/36	2,250,000	2,385,878
	Series A 5.00%, due 6/1/46	2,000,000	2,108,440
	California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
	5.625%, due 11/1/33	680,000	756,949
	5.875%, due 11/1/43	435,000	482,567
	California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds
	Series A 5.25%, due 12/1/56 (c)	20,000,000	21,484,600
	5.50%, due 12/1/54	3,800,000	4,111,372
	California Statewide Communities Development Authority, Redlands Community Hospital Obligated Group, Revenue Bonds 5.00%, due 10/1/46	1,560,000	1,714,378
	California Statewide Communities Development Authority, Stars Citrus, Certificates of Participation Insured: NATL-RE 5.30%, due 4/1/28 (d)	200,000	200,000
	California Statewide Financing Authority, Turbo Pooled Program C, Revenue Bonds (zero coupon), due 6/1/55	128,700,000	7,055,334
	Cathedral City Public Financing Authority, Tax Allocation
	Series A, Insured: NATL-RE (zero coupon), due 8/1/23	925,000	809,375
	Series A, Insured: NATL-RE (zero coupon), due 8/1/26	1,085,000	845,041
	City of San Buenaventura CA, Community Memorial Health System, Revenue Bonds 7.50%, due 12/1/41	6,150,000	6,849,009
	Davis Redevelopment Agency, Davis Redevelopment Project, Tax Allocation Series A 7.00%, due 12/1/36	1,375,000	1,595,880
	Del Mar Race Track Authority, Revenue Bonds 5.00%, due 10/1/35	1,665,000	1,810,155
	Fontana Unified School District, Unlimited General Obligation
	Series C (zero coupon), due 8/1/38	10,000,000	3,689,500
	Series C (zero coupon), due 8/1/39	17,900,000	6,210,584
	Series C (zero coupon), due 8/1/43	16,000,000	4,367,200
	Series C (zero coupon), due 8/1/44	8,000,000	2,062,480
	Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
	Series A 6.00%, due 1/15/49	1,500,000	1,737,030
	Series C 6.50%, due 1/15/43	5,000,000	5,827,650
	Fresno Unified School District, Election 2001, Unlimited General Obligation Series G (zero coupon), due 8/1/41	10,000,000	2,358,400
	Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds Series A-2 5.30%, due 6/1/37	20,365,000	21,288,145
¤	Golden State Tobacco Securitization Corp., Revenue Bonds
	Series B (zero coupon), due 6/1/47	625,000,000	111,343,750
	Series A-1 5.00%, due 6/1/47	10,500,000	10,790,010
	Series A-1 5.125%, due 6/1/47	5,350,000	5,370,116
	Series A-1 5.25%, due 6/1/47	6,500,000	6,764,485
	Hayward Unified School District, Unlimited General Obligation Series A, Insured: AGM (zero coupon), due 8/1/37	6,135,000	1,768,782
	Inland Empire Tobacco Securitization Authority, Revenue Bonds Series E (zero coupon), due 6/1/57 (c)	30,000,000	1,457,700
	Irvine Ranch Water District, Improvement District Construction, Special Assessment Series B 1.18%, due 10/1/41 (a)	4,600,000	4,600,000
	Mendocino-Lake Community College District, Unlimited General Obligation
	Series B, Insured: AGM (zero coupon), due 8/1/39	8,400,000	2,098,488
	Series B, Insured: AGM (zero coupon), due 8/1/51	40,000,000	3,732,800
	Northern California Gas Authority No.1, Gas Project, Revenue Bonds Series B 2.286% (3 Month LIBOR + 0.72%), due 7/1/27 (d)	24,300,000	23,816,916
	Oakley Redevelopment Agency, Revenue Bonds Series A, Insured: AMBAC 5.00%, due 9/1/33	100,000	100,306
	Riverside County Transportation Commission, Revenue Bonds Senior Lien-Series A 5.75%, due 6/1/48	1,480,000	1,633,654
	Rohnerville School District, Unlimited General Obligation
	Series B, Insured: AGM (zero coupon), due 8/1/42	1,000,000	375,100
	Series B, Insured: AGM (zero coupon), due 8/1/47	1,000,000	299,490
	San Francisco City & County Redevelopment Agency, District #6 Mission Bay Public, Special Tax
	Series C (zero coupon), due 8/1/37	5,015,000	1,847,777
	Series C (zero coupon), due 8/1/38	2,000,000	688,820
	San Francisco City & County Redevelopment Agency, Mission Bay South Redevelopment, Tax Allocation Series D 7.00%, due 8/1/41	435,000	493,542
	San Joaquin Hills Transportation Corridor Agency, Junior Lien, Revenue Bonds
	Series B 5.25%, due 1/15/44	12,000,000	13,145,280
	Series B 5.25%, due 1/15/49	4,220,000	4,610,055
	San Joaquin Hills Transportation Corridor Agency, Revenue Bonds Senior Lien-Series A 5.00%, due 1/15/50	18,150,000	19,720,882
	Santa Ana Unified School District, Election 2008, Unlimited General Obligation Series B, Insured: AGC (zero coupon), due 8/1/47	25,000,000	6,913,750
	Sierra Kings Health Care District, Unlimited General Obligation 5.00%, due 8/1/37	2,465,000	2,721,680
	State of California, Unlimited General Obligation Series B-1 0.55%, due 5/1/33 (a)	10,600,000	10,600,000
	Stockton East Water District, Certificates of Participation
	Series B, Insured: NATL-RE (zero coupon), due 4/1/26	100,000	63,269
	Series B, Insured: NATL-RE (zero coupon), due 4/1/27	140,000	83,338
	Stockton Public Financing Authority, Parking & Capital Projects, Revenue Bonds
	Insured: NATL-RE 4.80%, due 9/1/20	125,000	125,214
	Insured: NATL-RE 5.125%, due 9/1/30	2,900,000	2,900,319
	Insured: NATL-RE 5.25%, due 9/1/23	345,000	345,124
	Insured: NATL-RE 5.25%, due 9/1/24	100,000	100,032
	Insured: NATL-RE 5.25%, due 9/1/34	350,000	350,049
	Insured: NATL-RE 5.375%, due 9/1/21	175,000	175,089
	Stockton Public Financing Authority, Revenue Bonds Series A, Insured: NATL-RE 4.00%, due 8/1/19	50,000	50,000
	Stockton Unified School District, Election 2008, Unlimited General Obligation
	Series D, Insured: AGM (zero coupon), due 8/1/42	9,080,000	3,485,449
	Series B (zero coupon), due 6/1/50	16,260,000	2,240,953
	Tobacco Securitization Authority of Northern California, Revenue Bonds
	Series A-1 5.125%, due 6/1/46	18,160,000	18,257,882
	Series A-1 5.375%, due 6/1/38	2,470,000	2,483,313
	Series A-1 5.50%, due 6/1/45	5,100,000	5,127,489
	Turlock Public Financing Authority, Tax Allocation 7.50%, due 9/1/39	500,000	574,960
	West Contra Costa Healthcare District, Certificates of Participation 6.25%, due 7/1/42	5,000,000	5,488,150
	Westminster School District, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/53	20,000,000	2,139,600
			571,807,977
	Colorado 2.7%
	Arkansas River Power Authority, Revenue Bonds
	Series A 5.00%, due 10/1/43	9,675,000	10,714,675
	6.00%, due 10/1/40	575,000	579,364
	Belleview Station Metropolitan District No.2, Limited General Obligation 5.125%, due 12/1/46	2,375,000	2,436,109
	Central Platte Valley Metropolitan District, Unlimited General Obligation
	5.00%, due 12/1/43	1,250,000	1,326,662
	Series A 5.375%, due 12/1/33	1,500,000	1,671,885
	City & County of Denver CO, United Airlines Project, Revenue Bonds 5.00%, due 10/1/32 (b)	7,000,000	7,512,330
	Colorado Bridge Enterprise, Central 70 Project, Revenue Bonds 4.00%, due 6/30/51 (b)	19,500,000	19,322,940
	Colorado Health Facilities Authority, Covenant Retirement Communities, Revenue Bonds 5.00%, due 12/1/35	3,500,000	3,792,005
	Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project, Revenue Bonds Series A 5.25%, due 5/15/47	2,000,000	2,172,740
	Colorado Health Facilities Authority, Mental Health Center of Denver Project, Revenue Bonds Series A 5.75%, due 2/1/44	4,175,000	4,630,033
	Colorado International Center Metropolitan District No. 14, Limited General Obligation 5.875%, due 12/1/46	2,500,000	2,649,100
	Denver Health & Hospital Authority, Revenue Bonds Series A 5.25%, due 12/1/45	4,250,000	4,548,860
	Dominion Water & Sanitation District, Revenue Bonds
	Senior Lien 5.75%, due 12/1/36	9,935,000	10,527,027
	6.00%, due 12/1/46	1,000,000	1,062,770
	E-470 Public Highway Authority, Revenue Bonds
	Series B, Insured: NATL-RE (zero coupon), due 9/1/22	5,000,000	4,545,350
	Series B, Insured: NATL-RE (zero coupon), due 9/1/25	245,000	200,234
	Series B, Insured: NATL-RE (zero coupon), due 9/1/26	4,540,000	3,546,421
	Series B, Insured: NATL-RE (zero coupon), due 9/1/27	735,000	473,876
	Series B, Insured: NATL-RE (zero coupon), due 9/1/28	1,405,000	851,613
	Series B, Insured: NATL-RE (zero coupon), due 9/1/29	4,510,000	3,070,453
	Series B, Insured: NATL-RE (zero coupon), due 9/1/30	500,000	324,535
	Series B, Insured: NATL-RE (zero coupon), due 9/1/35	2,245,000	1,068,957
	Series B, Insured: NATL-RE (zero coupon), due 9/1/37	1,170,000	501,977
	Series B, Insured: NATL-RE (zero coupon), due 9/1/39	515,000	198,857
	(zero coupon), due 9/1/40	5,250,000	2,237,550
	(zero coupon), due 9/1/41	3,925,000	1,598,535
	Eagle County Airport Terminal Corp., Revenue Bonds Series B 5.00%, due 5/1/33 (b)	2,435,000	2,708,036
	Foothills Metropolitan District, Special Assessment 6.00%, due 12/1/38	3,815,000	3,911,367
	Fountain Urban Renewal Authority, Improvement-South Academy Highland, Tax Allocation Series A 5.25%, due 11/1/37	1,900,000	1,933,041
	Park Creek Metropolitan District, Senior Ltd., Property, Tax Allocation Senior Lien-Series A 5.00%, due 12/1/45	4,000,000	4,455,920
	Southglenn Metropolitan District, Special Revenue, Limited General Obligation 5.00%, due 12/1/46	2,100,000	2,136,288
	Sterling Ranch Community Authority Board, Revenue Bonds Series A 5.00%, due 12/1/47	3,500,000	3,545,220
	Villages at Castle Rock CO, Metropolitan District No.6, Cobblestone Ranch Project, Limited General Obligation Series 2 (zero coupon), due 12/1/37	40,000,000	10,902,400
			121,157,130
	Connecticut 0.3%
	City of Hartford CT, Unlimited General Obligation
	Series B 5.00%, due 4/1/26	60,000	65,130
	Series B 5.00%, due 4/1/27	500,000	540,035
	Series B 5.00%, due 4/1/30	640,000	686,074
	Series B 5.00%, due 4/1/33	100,000	106,487
	Connecticut State Health & Educational Facility Authority, Church Home of Hartford, Inc., Revenue Bonds Series A 5.00%, due 9/1/53 (c)	1,500,000	1,557,495
	Hartford Stadium Authority, Stadium Authority Lease, Revenue Bonds Series A 5.00%, due 2/1/36	1,475,000	1,460,250
	State of Connecticut, Bradley International Airport, Revenue Bonds Series A, Insured: ACA 6.60%, due 7/1/24 (b)	2,075,000	2,080,727
	State of Connecticut, Unlimited General Obligation Series C 5.00%, due 6/15/28	5,000,000	5,733,550
			12,229,748
	Delaware 0.3%
	Delaware State Health Facilities Authority, Nanticoke Memorial Hospital Project, Revenue Bonds 5.00%, due 7/1/32	3,855,000	4,110,278
	Kent County DE, Student Housing & Dining Facility, CHF-Dover LLC, Delaware State University Project, Revenue Bonds
	Series A 5.00%, due 7/1/40	1,050,000	1,134,231
	Series A 5.00%, due 7/1/48	1,250,000	1,342,138
	Series A 5.00%, due 7/1/53	3,250,000	3,476,427
	Series A 5.00%, due 7/1/58	4,500,000	4,777,380
			14,840,454
	District of Columbia 1.3%
	District of Columbia, Center Strategic & International Studies, Revenue Bonds 6.625%, due 3/1/41	1,000,000	1,123,270
	District of Columbia, Friendship Public Charter School, Revenue Bonds 5.00%, due 6/1/46	1,400,000	1,507,884
	District of Columbia, Methodist Home, Revenue Bonds Series A-R 5.25%, due 1/1/39	1,015,000	991,351
	District of Columbia, Provident Group-Howard Properties, Revenue Bonds 5.00%, due 10/1/30	1,000,000	1,022,160
	District of Columbia, Tobacco Settlement Financing Corp., Revenue Bonds Series A (zero coupon), due 6/15/46	85,000,000	15,030,550
	District of Columbia, Tranche 1, Revenue Bonds Series A 1.53%, due 8/15/38 (a)	4,050,000	4,050,000
	District of Columbia, Unrefunded-Howard University, Revenue Bonds Series A 6.25%, due 10/1/32	1,400,000	1,489,684
	Metropolitan Washington Airports Authority Dulles Toll Road, Metrorail & Capital, Revenue Bonds 5.00%, due 10/1/53	30,365,000	32,142,263
	Metropolitan Washington Airports Authority Dulles Toll Road, Revenue Bonds 2nd Senior Lien (zero coupon), due 10/1/39	5,005,000	2,080,979
			59,438,141
	Florida 2.1%
	Capital Projects Finance Authority, Revenue Bonds Series F-1, Insured: NATL-RE 5.00%, due 10/1/31	4,120,000	4,123,049
	Capital Trust Agency, Inc., Odyssey Charter School, Revenue Bonds Series A 5.50%, due 7/1/47 (c)	2,000,000	2,006,880
	Celebration Pointe Community Development District, Special Assessment 5.125%, due 5/1/45	2,750,000	2,799,747
	City of Atlantic Beach FL, Fleet Landing Project, Revenue Bonds Series B 5.625%, due 11/15/43	1,500,000	1,656,330
	City of Orlando FL, Unrefunded Third Lien, Tourist Development Tax, Revenue Bonds Insured: AGC 5.50%, due 11/1/38	885,000	887,646
	City of Tallahassee FL, Memorial Healthcare, Inc., Revenue Bonds Series A 5.00%, due 12/1/55	7,500,000	7,991,700
	Collier County Educational Facilities Authority, Marian University Project, Revenue Bonds
	5.25%, due 6/1/28	2,250,000	2,391,593
	6.125%, due 6/1/43	2,500,000	2,700,325
	County of Bay FL, Bay Haven Charter Academy, Inc., Revenue Bonds
	Series A 5.00%, due 9/1/45	250,000	259,405
	Series A 6.00%, due 9/1/40	1,000,000	1,043,780
	County of St. Lucie FL, Power & Light Co. Project, Revenue Bonds 1.53%, due 9/1/28 (a)	6,200,000	6,200,000
	Florida Development Finance Corp., Florida Charter Foundation, Inc. Projects, Revenue Bonds Series A 4.75%, due 7/15/36 (c)	3,605,000	3,519,814
	Florida State Higher Educational Facilities Financial Authority, Ringling College Project, Revenue Bonds 4.00%, due 3/1/47	6,620,000	6,389,955
	Halifax Hospital Medical Center, Revenue Bonds 4.00%, due 6/1/46	2,565,000	2,539,376
	Lee County Industrial Development Authority, Preserve Project, Revenue Bonds Series A 5.75%, due 12/1/52 (c)	4,500,000	4,617,180
	Martin County FL, Pollution Control, Florida Power & Light Co. Project, Revenue Bonds 1.58%, due 7/15/22 (a)	15,000,000	15,000,000
	Martin County Health Facilities Authority, Martin Memorial Medical Center, Revenue Bonds 5.00%, due 11/15/45	3,500,000	3,676,750
	Miami Beach Health Facilities Authority, Sinai Medical Center Florida, Revenue Bonds
	5.00%, due 11/15/29	1,825,000	1,947,969
	5.00%, due 11/15/39	2,230,000	2,365,450
	Mid-Bay Bridge Authority, Revenue Bonds
	Series A 5.00%, due 10/1/35	1,500,000	1,655,400
	Series C 5.00%, due 10/1/40	1,000,000	1,087,010
	Series A 7.25%, due 10/1/40	2,500,000	2,902,025
	North Sumter County Utility Dependent District, Revenue Bonds 6.25%, due 10/1/43	1,500,000	1,632,300
	Orange County Health Facilities Authority, Mayflower Retirement Center, Inc., Revenue Bonds 5.125%, due 6/1/42	400,000	418,452
	Osceola County Expressway Authority, Poinciana, Revenue Bonds Senior Lien 6.00%, due 10/1/36	4,000,000	3,339,080
	Osceola County Expressway Authority, Revenue Bonds Senior Lien-Series A 5.375%, due 10/1/47	11,170,000	12,089,849
			95,241,065
	Georgia 2.2%
	Burke County Development Authority, Georgia Power Co., Vogtle Project, Revenue Bonds (a)
	1.59%, due 5/1/22	11,500,000	11,500,000
	1.59%, due 10/1/32	23,000,000	23,000,000
	Series 1 1.60%, due 7/1/49	5,620,000	5,620,000
	Cedartown Polk County Hospital Authority, Antic Certs-Polk Medical Center, Revenue Bonds 5.00%, due 7/1/39	8,100,000	8,752,941
	Cobb County Development Authority, Kennesaw State University, Revenue Bonds Junior Lien 5.00%, due 7/15/38	2,390,000	2,529,313
	Fulton County Residential Care Facilities for the Elderly Authority, Lenbrook Square Foundation, Inc., Revenue Bonds 5.00%, due 7/1/36	4,000,000	4,383,200
	Gainesville & Hall County Development Authority, Educational Facilities, Reverside Military Academy, Revenue Bonds 5.125%, due 3/1/52	1,500,000	1,579,110
	Marietta Development Authority, University Facilities-Life University, Inc. Project, Revenue Bonds Series A 5.00%, due 11/1/37 (c)	3,750,000	4,004,363
	Monroe County Development Authority, Georgia Power Co.-Scherer Project, Revenue Bonds 1.59%, due 11/1/48 (a)	29,275,000	29,275,000
	Private Colleges & Universities Authority, Mercer University Project, Revenue Bonds 5.00%, due 10/1/45	6,000,000	6,381,720
			97,025,647
	Guam 1.5%
	Antonio B. Won Pat International Airport Authority, Revenue Bonds Series C 6.375%, due 10/1/43 (b)	3,000,000	3,396,030
	Guam Government, Waterworks Authority, Revenue Bonds
	5.00%, due 1/1/46	6,575,000	7,173,983
	5.50%, due 7/1/43	13,565,000	14,758,584
	Port Authority of Guam, Revenue Bonds Series A 5.00%, due 7/1/48	4,250,000	4,664,205
	Territory of Guam, Revenue Bonds
	Series D 5.00%, due 11/15/29	1,415,000	1,566,787
	Series D 5.00%, due 11/15/39	25,750,000	27,796,095
	Series A 5.125%, due 1/1/42	3,420,000	3,577,081
	Series A 6.50%, due 11/1/40	3,990,000	4,385,329
			67,318,094
	Hawaii 0.1%
	State of Hawaii Department of Budget & Finance, Hawaii Pacific University, Revenue Bonds
	6.625%, due 7/1/33	2,085,000	2,201,156
	Series A 6.875%, due 7/1/43	1,045,000	1,099,162
	State of Hawaii Department of Budget & Finance, Revenue Bonds 5.00%, due 1/1/45 (c)	1,500,000	1,486,905
			4,787,223
	Idaho 0.0% ‡
	Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds 5.00%, due 9/1/37	1,000,000	1,063,460

	Illinois 13.8%
	Chicago Board of Education Dedicated Capital Improvement, Unlimited General Obligation (c)
	Series B 7.00%, due 12/1/42	10,000,000	12,005,300
	Series A 7.00%, due 12/1/46	4,000,000	4,788,520
	Chicago Board of Education, School Reform Board, Unlimited General Obligation Series A-A, Insured: AGC 5.50%, due 12/1/26	19,400,000	22,389,540
	Chicago Board of Education, School Reform, Unlimited General Obligation Series A, Insured: NATL-RE (zero coupon), due 12/1/27	5,105,000	3,401,206
	Chicago Board of Education, Special Tax 6.00%, due 4/1/46	35,000,000	40,960,850
¤	Chicago Board of Education, Unlimited General Obligation
	Series F 5.00%, due 12/1/31	21,515,000	21,753,816
	Series B 5.00%, due 12/1/33	2,050,000	2,087,372
	Series G 5.00%, due 12/1/34	5,000,000	5,196,200
	Series H 5.00%, due 12/1/36	7,000,000	7,242,270
	Series A 5.00%, due 12/1/41	1,620,000	1,639,699
	Series H 5.00%, due 12/1/46	7,000,000	7,172,690
	Series A 5.25%, due 12/1/41	5,295,000	5,399,788
	Series A 5.50%, due 12/1/39	6,995,000	7,191,210
	Series A 7.00%, due 12/1/44	11,375,000	13,241,069
	Chicago O'Hare International Airport Special Facility, AMT-Trips Obligated Group, Revenue Bonds (b)
	5.00%, due 7/1/38	1,500,000	1,656,615
	5.00%, due 7/1/48	5,000,000	5,470,000
	Chicago O'Hare International Airport Special Facility, Lufthansa German Project, Revenue Bonds 0.98%, due 5/1/35 (a)(b)	40,000,000	40,000,000
	Chicago Transit Authority, Second Lien, Revenue Bonds 5.00%, due 12/1/46	7,500,000	8,065,050
	City of Chicago IL, City Colleges, Unlimited General Obligation Insured: NATL-RE (zero coupon), due 1/1/34	300,000	150,630
	City of Chicago IL, Sales Tax, Revenue Bonds
	Series A 5.25%, due 1/1/38	11,550,000	12,835,053
	Series A 5.00%, due 1/1/41	10,000,000	11,030,300
¤	City of Chicago IL, Unlimited General Obligation
	Series A 4.625%, due 1/1/32	145,000	145,274
	Series C 5.00%, due 1/1/34	1,355,000	1,363,929
	Series A 5.00%, due 1/1/35	7,020,000	7,278,827
	Series C 5.00%, due 1/1/40	11,855,000	11,925,893
	Series A 5.25%, due 1/1/35	5,000,000	5,092,700
	Series A 5.25%, due 1/1/37	275,000	275,358
	Series B 5.50%, due 1/1/31	2,360,000	2,551,514
	Series 2005D 5.50%, due 1/1/37	3,500,000	3,739,190
	Series 2005D 5.50%, due 1/1/40	1,245,000	1,325,763
	Series A 5.75%, due 1/1/34	3,850,000	4,303,877
	Series A 6.00%, due 1/1/38	34,385,000	38,810,349
	City of Chicago IL, Waterworks Second Lien, Revenue Bonds 4.00%, due 11/1/37	15,000,000	14,999,250
	City of Romeoville IL, Lewis University, Revenue Bonds
	Series B 4.125%, due 10/1/41	1,000,000	984,540
	Series B 4.125%, due 10/1/46	2,100,000	2,046,912
	Series B 5.00%, due 10/1/36	1,000,000	1,063,950
	Series B 5.00%, due 10/1/39	1,275,000	1,351,169
	Illinois Finance Authority, Benedictine University, Revenue Bonds 5.00%, due 10/1/38	5,750,000	6,146,233
	Illinois Finance Authority, Charter School Project, Revenue Bonds Series A 7.125%, due 10/1/41	1,500,000	1,588,020
	Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds 5.00%, due 5/15/40	1,265,000	1,323,835
	Illinois Finance Authority, Columbia College Chicago, Revenue Bonds 5.00%, due 12/1/37	10,000,000	10,378,200
	Illinois Finance Authority, Franciscan Communities, Inc., Revenue Bonds Series A 5.00%, due 5/15/47	1,155,000	1,228,943
	Illinois Finance Authority, Friendship Village Schaumburg, Revenue Bonds
	5.00%, due 2/15/37	3,730,000	3,698,780
	5.125%, due 2/15/45	8,415,000	8,384,538
	Illinois Finance Authority, Memorial Health System, Revenue Bonds 1.48%, due 10/1/22 (a)	1,400,000	1,400,000
	Illinois Finance Authority, Noble Network Charter Schools, Revenue Bonds 5.00%, due 9/1/32	1,830,000	1,953,287
	Illinois Finance Authority, Roosevelt University Project, Revenue Bonds
	5.50%, due 4/1/32	2,000,000	2,000,040
	6.50%, due 4/1/39	4,000,000	4,134,040
	6.50%, due 4/1/44	3,000,000	3,126,468
	Illinois Finance Authority, Rosalind Franklin University of Medicine & Science, Revenue Bonds
	Series C 4.25%, due 8/1/42	2,900,000	2,857,080
	Series C 5.00%, due 8/1/49	1,300,000	1,402,518
	Illinois Finance Authority, Student Housing & Academic Facility, CHF-Chicago LLC, University of Illinois at Chicago Project, Revenue Bonds Series A 5.00%, due 2/15/50	1,545,000	1,666,035
	Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds Series B (zero coupon), due 12/15/54	45,000,000	7,550,100
	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, Revenue Bonds, Series A 5.50%, due 6/15/50	10,600,000	10,980,513
	Metropolitan Pier & Exposition Authority, McCormick Place Project, Revenue Bonds
	4.25%, due 6/15/42	1,660,000	1,594,878
	Series A 5.00%, due 6/15/42	7,050,000	7,294,987
	Series A 5.00%, due 6/15/57	13,000,000	13,870,740
	Metropolitan Pier & Exposition Authority, McCormick, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 12/15/38	94,950,000	37,004,863
	Metropolitan Pier & Exposition Authority, Revenue Bonds Series B, Insured: AGM (zero coupon), due 12/15/50	10,000,000	2,353,200
	Metropolitan Pier And Exposition Authority Met Pier And Exposition Auth Ilr Cabs-mccormick Place Expansion Revenue Bonds (zero coupon), due 12/15/56	55,000,000	8,237,900
¤	State of Illinois, Unlimited General Obligation
	Series D 3.25%, due 11/1/26	5,540,000	5,189,540
	Insured: BAM 4.00%, due 6/1/41	25,955,000	26,232,459
	Series A 4.50%, due 12/1/41	6,775,000	6,706,979
	Series B 5.00%, due 11/1/19	30,000,000	30,970,500
	Series D 5.00%, due 11/1/24	7,515,000	8,076,746
	Series D 5.00%, due 11/1/27	8,000,000	8,670,720
	Series C 5.00%, due 11/1/29	35,000,000	37,485,350
	Series B 5.00%, due 5/1/34	8,110,000	8,617,362
	Series A 5.00%, due 5/1/38	2,400,000	2,536,392
	Series A 5.00%, due 5/1/40	2,000,000	2,108,760
	5.50%, due 7/1/38	3,000,000	3,160,530
	Village of Bridgeview IL, Revenue Bonds Series A 5.00%, due 12/1/42	5,250,000	5,456,010
	Village of Bridgeview IL, Unlimited General Obligation Series A 5.50%, due 12/1/43	1,545,000	1,515,892
	Village of Matteson IL, Utility Revenue Source, Unlimited General Obligation Insured: AGM 4.00%, due 12/1/26	200,000	200,132
	Village of Oak Lawn IL, Unlimited General Obligation
	Insured: NATL-RE 4.40%, due 12/1/26	400,000	400,416
	Insured: NATL-RE 4.45%, due 12/1/28	430,000	430,447
	Insured: NATL-RE 4.50%, due 12/1/30	475,000	475,508
	Insured: NATL-RE 4.50%, due 12/1/32	520,000	520,546
	Insured: NATL-RE 4.50%, due 12/1/34	575,000	575,569
			620,440,729
	Indiana 0.8%
	Carmel Redevelopment District, Certificates of Participation Series C 6.50%, due 7/15/35	1,000,000	1,110,990
	City of Indianapolis IN, Economic Development, Revenue Bonds Series A 1.45%, due 7/1/55 (a)	6,200,000	6,200,000
	City of Valparaiso IN, Revenue Bonds 7.00%, due 1/1/44 (b)	5,500,000	6,459,475
	Gary Chicago International Airport Authority, Revenue Bonds (b)
	5.00%, due 2/1/29	1,170,000	1,294,020
	5.25%, due 2/1/34	750,000	830,925
	Indiana Finance Authority, Educational Facilities-Marian University Project, Revenue Bonds 6.375%, due 9/15/41	670,000	720,471
	Indiana Finance Authority, King's Daughters Hospital & Healthcare, Revenue Bonds
	5.50%, due 8/15/40	4,835,000	5,054,412
	5.50%, due 8/15/45	210,000	218,728
	Indiana Finance Authority, Marquette Manor LLC, Revenue Bonds 5.00%, due 3/1/39	5,505,000	5,727,787
	Indiana Finance Authority, Sisters of St. Francis, Health Services, Revenue Bonds Series J 1.50%, due 11/1/37 (a)	5,295,000	5,295,000
	Indiana Finance Authority, University of Indianapolis Education Facilities Project, Revenue Bonds 5.00%, due 10/1/43	2,000,000	2,158,800
			35,070,608
	Iowa 1.4%
	City of Coralville IA, Annual Appropriation, Revenue Bonds Series B 4.25%, due 5/1/37	6,750,000	6,866,640
	City of Coralville IA, Tax Allocation Series C 4.50%, due 5/1/47	2,930,000	2,945,060
	Iowa Finance Authority, Health System Obligation, Revenue Bonds Series B-2 1.47%, due 2/15/39 (a)	20,000,000	20,000,000
	Iowa Higher Education Loan Authority, Loras College, Revenue Bonds 1.48%, due 11/1/36 (a)	10,000,000	10,000,000
	Iowa Higher Education Loan Authority, Private College Facility-Des Moines, Revenue Bonds 1.48%, due 10/1/33 (a)	3,450,000	3,450,000
	Iowa Tobacco Settlement Authority, Revenue Bonds
	Series C 5.375%, due 6/1/38	6,145,000	6,211,489
	Series C 5.625%, due 6/1/46	6,730,000	6,807,664
	Xenia Rural Water District, Revenue Bonds 5.00%, due 12/1/41	6,000,000	6,469,680
			62,750,533
	Kansas 0.5%
	University of Kansas Hospital Authority, KU Health System, Revenue Bonds 1.48%, due 9/1/34 (a)	2,400,000	2,400,000
	Wyandotte County-Kansas City Unified Government, Revenue Bonds (zero coupon), due 9/1/34 (c)	61,455,000	22,429,231
			24,829,231
	Kentucky 0.9%
	City of Campbellsville KY, Campbellsville University Project, Revenue Bonds 5.00%, due 3/1/39	4,730,000	4,889,827
	City of Glasgow KY, Healthcare Revenue, T. J. Samson Community Hospital, Revenue Bonds 6.45%, due 2/1/41	1,000,000	1,065,360
	County of Ohio KY, Big Rivers Electric Corp. Project, Revenue Bonds Series A 6.00%, due 7/15/31	13,910,000	14,095,698
	Kentucky Economic Development Finance Authority, Owensboro Health, Revenue Bonds
	Series A 5.00%, due 6/1/37	2,850,000	3,075,521
	Series A 5.00%, due 6/1/45	10,725,000	11,384,480
	Kentucky State Economic Development Finance Authority, Catholic Health, Revenue Bonds Series C 1.03%, due 5/1/34 (a)	5,100,000	5,100,000
			39,610,886
	Louisiana 0.5%
	City of New Orleans LA, Water System, Revenue Bonds 5.00%, due 12/1/44	5,500,000	6,056,380
	Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, Revenue Bonds 6.375%, due 7/1/41	7,640,000	7,958,970
	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds Series B, Insured: NATL-RE 1.645%, due 8/1/34 (d)	50,000	47,037
	Louisiana Public Facilities Authority, Belle Chasse Education Foundation, Revenue Bonds 6.50%, due 5/1/31	3,700,000	3,915,377
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Revenue Bonds 5.00%, due 5/15/47	5,000,000	5,443,000
			23,420,764
	Maine 0.1%
	Maine Health & Higher Educational Facilities Authority, Eastern Maine Medical Center Obligation Group, Revenue Bonds
	5.00%, due 7/1/33	3,825,000	4,000,912
	5.00%, due 7/1/43	2,590,000	2,688,031
			6,688,943
	Maryland 0.3%
	City of Baltimore MD, Convention Center Hotel, Revenue Bonds 5.00%, due 9/1/46	3,500,000	3,839,605
	Maryland Health & Higher Educational Facilities Authority, Charlestown Community, Revenue Bonds 6.25%, due 1/1/45	1,000,000	1,102,140
	Maryland Health & Higher Educational Facilities Authority, Green Street Academy, Inc., Revenue Bonds (c)
	Series A 5.125%, due 7/1/37	1,260,000	1,274,780
	Series A 5.375%, due 7/1/52	1,530,000	1,540,159
	Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center, Revenue Bonds 5.00%, due 7/1/45	4,000,000	4,304,440
	Maryland Health & Higher Educational Facilities Authority, Revenue Bonds 5.25%, due 1/1/37	1,000,000	1,113,100
			13,174,224
	Massachusetts 2.3%
	Massachusetts Development Finance Agency, Dexter Southfield, Revenue Bonds 5.00%, due 5/1/41	3,000,000	3,279,510
	Massachusetts Development Finance Agency, Green Bonds-Boston Medical Center, Revenue Bonds 5.00%, due 7/1/44	11,900,000	12,881,036
	Massachusetts Development Finance Agency, Lawrence General Hospital, Revenue Bonds Series A 5.50%, due 7/1/44	6,000,000	6,509,040
	Massachusetts Development Finance Agency, North Hill Community, Revenue Bonds Series A 6.50%, due 11/15/43 (c)	2,000,000	2,434,680
	Massachusetts Development Finance Agency, Seven Hills Foundation & Affiliates, Revenue Bonds Series A 5.00%, due 9/1/45	5,750,000	6,032,612
	Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds 5.00%, due 10/1/48	17,800,000	19,260,312
	Massachusetts Development Finance Agency, UMass Memorial Healthcare, Revenue Bonds Series I 5.00%, due 7/1/46	6,500,000	7,079,605
	Massachusetts Development Finance Agency, Western New England University, Revenue Bonds
	5.00%, due 9/1/40	1,325,000	1,425,409
	5.00%, due 9/1/45	1,175,000	1,260,270
	Massachusetts Health & Educational Facilities Authority, Baystate Medical Center, Revenue Bonds Series K 1.45%, due 7/1/39 (a)	9,045,000	9,045,000
	Massachusetts Health & Educational Facilities Authority, Lowell General Hospital, Revenue Bonds Series C 5.125%, due 7/1/35	1,630,000	1,705,078
	Massachusetts Port Authority, Special Facilities-Delta Airlines, Inc., Revenue Bonds (b)(d)
	Series C, Insured: AMBAC 1.284%, due 1/1/31	13,000,000	13,000,000
	Series B, Insured: AMBAC 4.194%, due 1/1/31	11,500,000	11,500,000
	Massachusetts State Water Resources Authority, Revenue Bonds Series C 1.47%, due 8/1/20 (a)	6,600,000	6,600,000
			102,012,552
	Michigan 3.0%
	Advanced Technology Academy, Public School Academy, Revenue Bonds 6.00%, due 11/1/37	550,000	550,352
	Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds 5.00%, due 2/15/41	2,000,000	2,094,740
	Chandler Park Academy, Revenue Bonds
	5.125%, due 11/1/30	1,050,000	1,050,546
	5.125%, due 11/1/35	605,000	605,260
	City of Detroit MI, Unlimited General Obligation
	Insured: AMBAC 4.60%, due 4/1/24	20,150	18,457
	Insured: AMBAC 5.25%, due 4/1/22	58,125	56,798
	Insured: AMBAC 5.25%, due 4/1/24	45,725	43,756
	City of Detroit MI, Water Supply System, Great Lakes Water Authority, Revenue Bonds Senior Lien-Series C 4.50%, due 7/1/27	165,000	171,432
	City of Detroit MI, Water Supply System, Revenue Bonds Senior Lien-Series A 5.00%, due 7/1/36	655,000	692,400
	City of Detroit MI, Water Supply System, Unrefunded-2015, Revenue Bonds 2nd Lien-Series B, Insured: NATL-RE 5.00%, due 7/1/34	10,000	10,028
	Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds Senior Lien-Series A 5.25%, due 7/1/39	5,000,000	5,437,450
	Great Lakes Water Authority, Water Supply System, Revenue Bonds
	Senior Lien-Series C 5.00%, due 7/1/41	1,620,000	1,707,869
	Senior Lien-Series A 5.25%, due 7/1/41	10,840,000	11,659,829
	Michigan Finance Authority, College for Creative Studies, Revenue Bonds
	5.00%, due 12/1/36	1,000,000	1,071,310
	5.00%, due 12/1/40	1,000,000	1,045,570
	5.00%, due 12/1/45	4,000,000	4,162,800
	Michigan Finance Authority, Great Lakes Water, Revenue Bonds Series C-1 5.00%, due 7/1/44	1,000,000	1,076,380
	Michigan Finance Authority, Higher Education-Thomas M. Cooley Law, Revenue Bonds 6.75%, due 7/1/44 (c)	14,625,000	14,694,469
	Michigan Finance Authority, Limited Obligation, Lawrence Technological University Project, Revenue Bonds
	5.00%, due 2/1/37	2,000,000	2,154,820
	5.25%, due 2/1/32	3,600,000	4,003,668
	Michigan Finance Authority, Local Government Loan Program, Revenue Bonds
	5.00%, due 7/1/34	1,000,000	1,092,660
	Series D4 5.00%, due 7/1/34	1,000,000	1,094,570
	5.00%, due 7/1/35	2,000,000	2,186,600
	Michigan Finance Authority, Presbyterian Villages Hospital, Revenue Bonds 5.50%, due 11/15/45	1,000,000	1,040,040
	Michigan Finance Authority, Public School Academy, University Learning, Revenue Bonds 7.50%, due 11/1/40	855,000	877,478
	Michigan Finance Authority, Public School Academy-Detroit, Revenue Bonds
	7.00%, due 10/1/31	2,120,000	2,040,542
	7.00%, due 10/1/36	1,740,000	1,624,882
	Michigan Finance Authority, Public School Academy-Voyageur, Revenue Bonds 5.90%, due 7/15/46 (c)	2,085,000	1,698,629
	Michigan Municipal Bond Authority, Local Government Loan Program, Revenue Bonds Series C, Insured: AMBAC 4.50%, due 5/1/31	305,000	298,320
	Michigan Public Educational Facilities Authority, Dr. Joseph F. Pollack, Revenue Bonds 8.00%, due 4/1/40	500,000	519,890
	Michigan Public Educational Facilities Authority, Landmark Academy, Revenue Bonds
	6.625%, due 6/1/30	350,000	349,391
	7.00%, due 12/1/39	2,700,000	2,701,917
	Michigan Public Educational Facilities Authority, Richfield Public School Academy, Revenue Bonds 5.00%, due 9/1/36	150,000	149,112
	Michigan Strategic Fund, Evangelical Homes, Revenue Bonds 5.50%, due 6/1/47	3,100,000	3,217,707
	Michigan Strategic Fund, Events Centre Project, Tax Allocation Series A 4.125%, due 7/1/45 (d)	19,700,000	19,737,233
	Michigan Tobacco Settlement Finance Authority, Revenue Bonds
	Series B (zero coupon), due 6/1/52	104,990,000	7,318,853
	Series A 6.00%, due 6/1/34	7,370,000	7,414,220
	Series A 6.00%, due 6/1/48	23,315,000	23,454,890
	Wayne County Michigan, Capital Improvement, Limited General Obligation Series A, Insured: AGM 5.00%, due 2/1/38	4,400,000	4,411,396
			133,536,264
	Minnesota 0.6%
	City of Blaine MN, Senior Housing and Healthcare, Crest View Senior Community, Revenue Bonds Series A 6.125%, due 7/1/45	2,100,000	2,079,378
	City of Ham Lake MN, Charter School Lease, Parnassus Preparatory School Project, Revenue Bonds Series A 5.00%, due 11/1/47	3,500,000	3,578,050
	City of Minneapolis MN/St. Paul Housing & Redevelopment Authority, Allina Health Systems, Revenue Bonds Series B-1 1.51%, due 11/15/35 (a)	4,600,000	4,600,000
	City of Rochester MN, Samaritan Bethany, Inc., Revenue Bonds 5.00%, due 8/1/48	2,000,000	2,059,460
	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Healtheast Care System, Revenue Bonds
	5.00%, due 11/15/29	1,745,000	2,054,214
	5.00%, due 11/15/40	1,775,000	2,089,530
	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Hmong College Preparatory Academy Project, Revenue Bonds Series A 5.75%, due 9/1/46	3,000,000	3,180,660
	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Nova Classical Academy, Revenue Bonds Series A 6.625%, due 9/1/42	1,000,000	1,141,350
	Minneapolis MN, Charter School Lease, Twin Cities International School Project, Revenue Bonds Series A 5.00%, due 12/1/47 (c)	4,085,000	3,856,975
	Minnesota Higher Education Facilities Authority, Augsburg College, Revenue Bonds Series A 5.00%, due 5/1/46	1,350,000	1,438,155
			26,077,772
	Mississippi 0.0% ‡
	Mississippi Development Bank, Magnolia Regional Health Center Project, Revenue Bonds Series A 6.75%, due 10/1/36	1,250,000	1,320,275

	Missouri 2.1%
	Arnold Retail Corridor Transportation Development District, Revenue Bonds 6.65%, due 5/1/38	500,000	502,120
	Branson Industrial Development Authority, Branson Landing-Retail Project, Tax Allocation
	5.25%, due 6/1/21	185,000	180,194
	5.50%, due 6/1/29	3,510,000	3,411,930
	City of Lee's Summit MO, Summit Fair Project, Tax Allocation 7.25%, due 4/1/30	1,500,000	1,557,435
	Kansas City Industrial Development Authority, Kansas City Parking LLC, Revenue Bonds 6.25%, due 9/1/32	1,000,000	1,025,150
	Kirkwood Industrial Development Authority, Aberdeen Heights Project, Revenue Bonds Series A 5.25%, due 5/15/50	3,250,000	3,446,852
	Lee's Summit Industrial Development Authority, Fair Community Improvement District, Special Assessment
	5.00%, due 5/1/35	1,365,000	1,368,522
	6.00%, due 5/1/42	2,800,000	2,809,800
	Lees Summit MO, Special Obligation Tax, Improvement Summit Fair Project, Tax Allocation 4.875%, due 11/1/37 (c)	2,000,000	1,945,460
	Missouri Health & Educational Facilities Authority, Ranken Technical College, Revenue Bonds Series B 1.48%, due 11/1/31 (a)	1,900,000	1,900,000
¤	Missouri State Health & Educational Facilities Authority, Stars Mercy Health System, Revenue Bonds (d)
	Series B, Insured: AMBAC 3.042%, due 6/1/31	4,900,000	4,900,000
	Series C, Insured: AMBAC 3.042%, due 6/1/31	40,000,000	40,000,000
	Series A, Insured: AMBAC 3.042%, due 6/1/31	27,500,000	27,500,000
	Saint Louis MO, Land Clearance Authority, Scottrade Center Project, Revenue Bonds Series A 5.00%, due 4/1/48	3,250,000	3,517,995
	St. Louis County Industrial Development Authority, Nazareth Living Center Project, Revenue Bonds 5.125%, due 8/15/45	1,900,000	1,953,599
			96,019,057
	Nebraska 0.1%
	Douglas County, Hospital Authority No. 2, Madonna Rehabilitation Hospital, Revenue Bonds 4.00%, due 5/15/33	2,100,000	2,124,801
	Gage County Hospital Authority No. 1, Beatrice Community Hospital & Health Center, Inc., Revenue Bonds Series B 6.75%, due 6/1/35	2,755,000	2,999,396
			5,124,197
	Nevada 0.6%
	City of Reno NV, Revenue Bonds
	Series B, Insured: NATL-RE (zero coupon), due 6/1/38	1,285,000	473,767
	Series D (zero coupon), due 7/1/58 (c)(f)	9,000,000	719,550
	City of Reno NV, Transportation Rail Access Project, Revenue Bonds
	Series C (zero coupon), due 7/1/58 (c)(f)	20,000,000	2,233,000
	Series A 4.00%, due 6/1/43	2,500,000	2,533,750
	County of Washoe NV, Sierra Pacific Power Co. Project, Revenue Bonds Series E 0.97%, due 3/1/36 (a)(b)	870,000	870,000
	Las Vegas NV, New Convention & Visitors Authority, Revenue Bonds
	Series B 4.00%, due 7/1/39	4,710,000	4,816,352
	Series B 4.00%, due 7/1/40	4,640,000	4,741,198
	Las Vegas Redevelopment Agency, Tax Allocation 5.00%, due 6/15/45	2,750,000	2,980,313
	State of Nevada Department of Business & Industry, Somerset Academy of Las Vegas, Revenue Bonds (c)
	Series A 5.00%, due 12/15/38	1,000,000	1,031,010
	Series A 5.00%, due 12/15/48	3,465,000	3,548,437
	State of Nevada Department of Business & Industry, Tahoe Regional Planning Agency, Revenue Bonds Series A, Insured: AMBAC 4.50%, due 6/1/37	1,185,000	1,146,890
			25,094,267
	New Hampshire 0.3%
	Manchester Housing & Redevelopment Authority, Inc., Revenue Bonds
	Series B, Insured: ACA (zero coupon), due 1/1/21	2,375,000	2,170,251
	Series B, Insured: ACA (zero coupon), due 1/1/26	1,975,000	1,376,437
	New Hampshire Health & Education Facilities Authority Act, Kendal at Hanover, Revenue Bonds 5.00%, due 10/1/46	1,800,000	1,924,218
	New Hampshire Health & Education Facilities Authority Act, Southern New Hampshire University, Revenue Bonds 5.00%, due 1/1/42	2,825,000	3,018,343
	New Hampshire Health & Education Facilities Authority, Catholic Medical Center, Revenue Bonds 5.00%, due 7/1/44	3,000,000	3,281,820
			11,771,069
	New Jersey 3.0%
	City of Atlantic NJ, Unlimited General Obligation Insured: AGM 4.00%, due 11/1/26	805,000	830,027
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds (b)
	5.25%, due 9/15/29	4,920,000	5,353,255
	5.50%, due 4/1/28	195,000	195,371
	Series A 5.625%, due 11/15/30	8,085,000	9,157,880
	Series B 5.625%, due 11/15/30	7,000,000	7,928,900
	5.75%, due 9/15/27	3,485,000	3,849,392
	New Jersey Economic Development Authority, Motor Vehicle Surcharge, Revenue Bonds Series A 4.00%, due 7/1/34	1,000,000	999,950
	New Jersey Economic Development Authority, Private Activity The Goethals, Revenue Bonds Insured: AGM 5.125%, due 7/1/42 (b)	1,705,000	1,868,697
	New Jersey Economic Development Authority, Provident Group-Kean Properties, Revenue Bonds
	Series A 5.00%, due 7/1/37	500,000	542,100
	Series A 5.00%, due 1/1/50	1,175,000	1,260,810
	New Jersey Economic Development Authority, Revenue Bonds (b)
	5.125%, due 1/1/34	3,000,000	3,270,870
	5.375%, due 1/1/43	2,000,000	2,189,620
	New Jersey Economic Development Authority, Rowan Properties LLC, Revenue Bonds Series A 5.00%, due 1/1/48	9,410,000	9,948,346
	New Jersey Economic Development Authority, Team Academy Charter School Project, Revenue Bonds 6.00%, due 10/1/43	2,055,000	2,256,965
	New Jersey Economic Development Authority, UMM Energy Partners, Revenue Bonds Series A 5.125%, due 6/15/43 (b)	2,000,000	2,073,300
	New Jersey Educational Facilities Authority, College of St. Elizabeth, Revenue Bonds Series D 5.00%, due 7/1/46	2,190,000	2,208,418
	New Jersey Health Care Facilities Financing Authority, St. Peter's University Hospital, Revenue Bonds
	5.75%, due 7/1/37	2,520,000	2,526,275
	6.25%, due 7/1/35	2,725,000	2,912,071
	New Jersey Health Care Facilities Financing Authority, University Hospital, Revenue Bonds Series A, Insured: AGM 5.00%, due 7/1/46	3,750,000	4,116,825
	New Jersey State Economic Development Authority, State Government Buildings Project, Revenue Bonds
	Series C 5.00%, due 6/15/42	9,210,000	9,990,824
	Series C 5.00%, due 6/15/47	6,000,000	6,474,480
	New Jersey Transportation Trust Fund Authority, Revenue Bonds Series A, Insured: AMBAC 4.75%, due 12/15/37	1,315,000	1,316,617
	New Jersey Turnpike Authority, Revenue Bonds Series E 5.00%, due 1/1/45	8,830,000	9,793,441
	South Jersey Port Corp., Revenue Bonds
	Series B 5.00%, due 1/1/42 (b)	3,250,000	3,534,668
	Series A 5.00%, due 1/1/49	7,360,000	8,059,347
	South Jersey Transportation Authority LLC, Revenue Bonds Series A 5.00%, due 11/1/39	1,000,000	1,085,800
¤	Tobacco Settlement Financing Corp., Revenue Bonds
	Series A 5.00%, due 6/1/46	6,700,000	7,377,169
	Series B 5.00%, due 6/1/46	20,200,000	21,691,568
			132,812,986
	New Mexico 0.2%
	New Mexico Hospital Equipment Loan Council, Gerald Champion, Revenue Bonds 5.50%, due 7/1/42	7,250,000	7,797,810

	New York 7.4%
	Albany Industrial Development Agency, Brighter Choice Charter School, Revenue Bonds Series A 5.00%, due 4/1/32	1,500,000	1,409,295
	Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds 5.00%, due 1/1/35 (b)(c)	1,500,000	1,612,155
	City of New Rochelle NY, Iona College Project, Revenue Bonds Series A 5.00%, due 7/1/40	3,455,000	3,724,490
	City of New York NY, Unlimited General Obligation (a)
	Subseries J-6 1.45%, due 8/1/24	7,000,000	7,000,000
	Subseries A-5 1.45%, due 8/1/44	15,470,000	15,470,000
	Subseries E-5 1.45%, due 3/1/48	11,000,000	11,000,000
	Series I 1.50%, due 4/1/36	10,200,000	10,200,000
	City of Newburgh NY, Limited General Obligation
	Series A 5.00%, due 6/15/21	750,000	808,500
	Series A 5.00%, due 6/15/26	960,000	1,042,416
	Series A 5.50%, due 6/15/31	750,000	816,555
	Dutchess County Industrial Development Agency, Bard College Civic Facility, Revenue Bonds
	Series A-2 4.50%, due 8/1/36	500,000	469,425
	Series A-1 5.00%, due 8/1/46	14,765,000	14,424,667
	Metropolitan Transportation Authority, Green, Revenue Bonds Series A1 5.25%, due 11/15/56	10,000,000	11,226,600
	Metropolitan Transportation Authority, Revenue Bonds Subseries D-2 1.52%, due 11/1/35 (a)	10,200,000	10,200,000
	Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
	Series A-3 5.00%, due 6/1/35	2,075,000	2,069,252
	Series A-3 5.125%, due 6/1/46	13,155,000	13,033,711
	New York City Industrial Development Agency, Queens Baseball Stadium, Revenue Bonds
	Insured: AMBAC 5.00%, due 1/1/36	1,500,000	1,504,020
	Insured: AMBAC 5.00%, due 1/1/39	5,695,000	5,772,053
	New York City Water & Sewer System, Second General Resolution, Revenue Bonds Series AA-3 1.48%, due 6/15/48 (a)	15,840,000	15,840,000
	New York Convention Center Development Corp., Revenue Bonds Series B, Insured: AGM (zero coupon), due 11/15/49	9,835,000	2,779,666
	New York Counties Tobacco Trust V, Pass Through, Revenue Bonds Series S 1 (zero coupon), due 6/1/38	2,500,000	772,625
	New York Liberty Development Corp., Bank of America, Revenue Bonds Class 2 6.375%, due 7/15/49	1,000,000	1,054,050
	New York Liberty Development Corp., World Trade Center, Revenue Bonds (c)
	Class 1 5.00%, due 11/15/44	2,000,000	2,113,500
	Class 2 5.15%, due 11/15/34	4,150,000	4,558,816
	Class 2 5.375%, due 11/15/40	6,500,000	7,159,165
	Class 3 7.25%, due 11/15/44	10,500,000	12,449,850
	New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
	Series A 4.00%, due 8/1/37	3,250,000	3,284,742
	Series A 4.00%, due 8/1/38	3,250,000	3,282,045
	Series A 5.00%, due 8/1/32	3,845,000	4,390,721
	Series A 5.00%, due 8/1/35	2,350,000	2,662,151
	New York State Dormitory Authority, Orange Regional Medical Center, Revenue Bonds (c)
	5.00%, due 12/1/29	1,000,000	1,128,450
	5.00%, due 12/1/30	1,200,000	1,349,244
	New York State Dormitory Authority, Touro College & University System, Revenue Bonds 5.00%, due 1/1/47	9,000,000	9,721,980
	New York State Energy Research & Development Authority, Niagara Mohawk Power Corp., Revenue Bonds Insured: AMBAC 5.204%, due 12/1/25 (d)	5,000,000	5,000,000
	New York State Energy Research & Development Authority, Revenue Bonds Insured: AMBAC 5.192%, due 3/1/27 (d)	1,480,000	1,480,000
	New York State Housing Finance Agency, 505 West 37th Street, Revenue Bonds (a)
	Series A 1.54%, due 5/1/42	17,000,000	17,000,000
	Series B 1.54%, due 5/1/42	6,000,000	6,000,000
	New York Transportation Development Corp., American Airlines, Inc., Revenue Bonds 5.00%, due 8/1/26 (b)	6,200,000	6,540,132
	New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds (b)
	Series A 5.00%, due 7/1/41	5,000,000	5,369,750
	Series A 5.00%, due 7/1/46	10,000,000	10,723,000
	Series A 5.25%, due 1/1/50	20,110,000	21,806,882
	Onondaga Civic Development Corp., St. Joseph's Hospital Health Center, Revenue Bonds 4.50%, due 7/1/32	7,500,000	8,235,075
	Orange County Funding Corp., Mount St. Mary College, Revenue Bonds Series A 5.00%, due 7/1/42	1,430,000	1,513,684
	Riverhead Industrial Development Agency, Revenue Bonds 7.00%, due 8/1/43	1,500,000	1,665,450
	Rockland Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds Series B (zero coupon), due 8/15/50 (c)	13,000,000	1,425,580
	Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds 4.00%, due 12/1/45	815,000	759,735
	Suffolk County Economic Development Corp., Peconic Landing Southold, Revenue Bonds 6.00%, due 12/1/40	1,000,000	1,070,730
	Suffolk County Industrial Development Agency, Eastern Long Island Hospital, Revenue Bonds 5.50%, due 1/1/37 (c)	2,000,000	1,999,800
	Suffolk Tobacco Asset Securitization Corp., Revenue Bonds
	Series B 6.00%, due 6/1/48	1,125,000	1,125,686
	Series C 6.625%, due 6/1/44	13,000,000	13,706,940
	Syracuse Industrial Development Agency, Carousel Center Project, Revenue Bonds (b)
	Series A 5.00%, due 1/1/34	3,010,000	3,243,395
	Series A 5.00%, due 1/1/35	2,000,000	2,148,380
	Series A 5.00%, due 1/1/36	2,650,000	2,839,555
	Tompkins County Development Corp., Kendal at Ithaca, Inc. Project, Revenue Bonds 5.00%, due 7/1/44	1,000,000	1,070,100
	Triborough Bridge & Tunnel Authority, Revenue Bonds (a)
	Subseries B-3 1.40%, due 1/1/32	8,000,000	8,000,000
	Series F 1.54%, due 11/1/32	20,000,000	20,000,000
	Westchester County Local Development Corp., Pace University, Revenue Bonds Series A 5.50%, due 5/1/42	6,205,000	6,866,019
			333,920,037
	North Carolina 0.6%
	North Carolina Turnpike Authority, Revenue Bonds Series A 5.00%, due 7/1/54	10,000,000	10,870,200
	University of North Carolina Hospital, Chapel Hill, Revenue Bonds Series A 1.45%, due 2/15/31 (a)	15,470,000	15,470,000
			26,340,200
	North Dakota 0.6%
	Ward County ND, Health Care Facilities, Trinity Health Obligated Group, Revenue Bonds
	Series C 5.00%, due 6/1/48	5,000,000	5,432,500
	Series C 5.00%, due 6/1/53	18,800,000	20,346,488
			25,778,988
	Ohio 5.5%
	Akron Bath Copley Joint Township Hospital District, Revenue Bonds 5.25%, due 11/15/46	7,225,000	7,872,143
¤	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Senior Turbo, Revenue Bonds
	Series A-2 5.125%, due 6/1/24	12,620,000	12,604,225
	Series A-2 5.375%, due 6/1/24	6,735,000	6,735,135
	Series A-2 5.75%, due 6/1/34	8,575,000	8,596,523
	Series A-2 5.875%, due 6/1/30	25,925,000	26,054,625
	Series A-2 5.875%, due 6/1/47	6,000,000	6,051,660
	Series A-2 6.00%, due 6/1/42	4,880,000	4,880,049
	Buckeye Tobacco Settlement Financing Authority, Revenue Bonds Series B (zero coupon), due 6/1/47	240,000,000	20,400,000
	Butler County Port Authority, Liberty CTR Project, Revenue Bonds
	Series C 5.00%, due 12/1/24	870,000	871,096
	Series C 6.00%, due 12/1/43	3,500,000	3,459,225
	Cleveland-Cuyahoga County Port Authority, Revenue Bonds
	Series A 5.00%, due 12/1/47	6,240,000	6,379,714
	7.00%, due 12/1/18 (e)(f)(g)	710,000	128,510
	7.35%, due 12/1/31 (e)(f)(g)	6,000,000	1,086,000
	County of Cuyahoga OH, Cleveland Orchestra Project, Revenue Bonds Insured: AMBAC 5.504%, due 12/1/28 (d)	11,750,000	11,750,000
	County of Cuyahoga OH, MetroHealth System, Revenue Bonds
	5.00%, due 2/15/37	5,350,000	5,721,611
	5.00%, due 2/15/57	6,750,000	7,089,457
	5.25%, due 2/15/47	10,500,000	11,322,885
	5.50%, due 2/15/52	2,200,000	2,401,696
	5.50%, due 2/15/57	12,300,000	13,381,662
	County of Hamilton OH, Christ Hospital Project, Revenue Bonds 5.50%, due 6/1/42	2,500,000	2,766,475
	County of Hamilton OH, Life Enriching Communities Project, Revenue Bonds
	5.00%, due 1/1/42	1,080,000	1,138,914
	5.00%, due 1/1/46	2,090,000	2,245,057
	County of Montgomery OH, Premier Health-Miami Valley Hospital, Revenue Bonds (a)
	Series E 1.50%, due 11/15/45	19,990,000	19,990,000
	Series F 1.50%, due 11/15/45	9,870,000	9,870,000
	Ohio Higher Educational Facilities Commission, Cleveland Clinic Health System, Revenue Bonds Series B-2 1.50%, due 1/1/39 (a)	14,015,000	14,015,000
	Ohio Higher Educational Facility Commission, Cleveland Clinic, Revenue Bonds Series B-4 1.48%, due 1/1/43 (a)	23,910,000	23,910,000
	Ohio State Air Quality Development Authority Exempt Facilities, Pratt Paper LLC Project, Revenue Bonds 4.50%, due 1/15/48 (b)(c)	4,000,000	4,143,320
	Summit County Development Finance Authority, Cleveland-Flats East Development, Tax Allocation Series B 6.875%, due 5/15/40	1,170,000	1,272,902
	Toledo-Lucas County Port Authority, University of Toledo Project, Revenue Bonds
	Series A 5.00%, due 7/1/34	1,400,000	1,464,778
	Series A 5.00%, due 7/1/39	1,500,000	1,558,395
	Series A 5.00%, due 7/1/46	9,790,000	10,139,013
			249,300,070
	Oklahoma 1.8%
	Norman Regional Hospital Authority, Revenue Bonds
	4.00%, due 9/1/37	2,215,000	2,254,781
	5.00%, due 9/1/37	3,500,000	3,871,840
	Oklahoma Development Finance Authority, Oklahoma University Medicine Project, Revenue Bonds
	Series B 5.25%, due 8/15/43	7,000,000	7,915,180
	Series B 5.25%, due 8/15/48	13,175,000	14,838,475
	Series B 5.50%, due 8/15/52	6,325,000	7,232,195
	Series B 5.50%, due 8/15/57	10,000,000	11,389,500
	Oklahoma Development Finance Authority, Provident OK Educational Resources, Inc. Cross Village Student Housing Project, Revenue Bonds
	Series A 5.00%, due 8/1/47	16,850,000	16,606,349
	Series A 5.00%, due 8/1/52	11,665,000	11,492,825
	Series A 5.25%, due 8/1/57	3,000,000	2,955,540
	Tulsa County Industrial Authority, Montereau, Inc., Project, Revenue Bonds 5.25%, due 11/15/45	1,250,000	1,377,450
			79,934,135
	Oregon 0.8%
	Astoria Hospital Facilities Authority, Columbia Memorial Hospital, Revenue Bonds 3.50%, due 8/1/42	845,000	758,472
	Clackamas County or Hospital Facility Authority, Senior Living-Willamette View Project, Revenue Bonds
	Series B 3.00%, due 11/15/22	2,500,000	2,512,200
	Series A 5.00%, due 11/15/52	1,500,000	1,633,335
	Medford Hospital Facilities Authority, Asante Health System, Revenue Bonds Insured: AGM 3.379%, due 8/15/34 (d)	19,150,000	19,150,000
	Medford Hospital Facilities Authority, Revenue Bonds 5.00%, due 10/1/42	4,605,000	4,917,311
	Oregon State Facilities Authority, College Housing Northwest Project, Revenue Bonds 5.00%, due 10/1/48 (c)	1,560,000	1,584,976
	Oregon State Facilities Authority, Samaritan Health Services Project, Revenue Bonds Series A 5.00%, due 10/1/46	3,000,000	3,259,290
	Yamhill County Hospital Authority, Friendsview Retirement Community, Revenue Bonds Series A 5.00%, due 11/15/46	1,000,000	1,067,320
			34,882,904
	Pennsylvania 3.7%
	Allegheny County Higher Education Building Authority, Carlow University Project, Revenue Bonds 7.00%, due 11/1/40	1,000,000	1,158,460
	Allegheny County Industrial Development Authority, Propel Charitable School Sunrise, Revenue Bonds 6.00%, due 7/15/38	3,100,000	3,234,416
	Allegheny County Industrial Development Authority, Propel Charter Montour, Revenue Bonds Series A 6.75%, due 8/15/35	280,000	294,123
	Allentown Neighborhood Improvement Development Zone Authority, City Center Project, Revenue Bonds (c) 5.00%, due 5/1/42 (c)	19,150,000	20,753,198
	Chester County Industrial Development Authority, Collegium Charter School, Revenue Bonds Series A 5.25%, due 10/15/47	3,250,000	3,322,637
	Chester County Industrial Development Authority, The Hickman Project, Revenue Bonds 5.25%, due 1/1/37	1,710,000	1,695,978
	City of Erie Higher Education Building Authority, Mercyhurst University Project, Revenue Bonds
	5.00%, due 9/15/27	820,000	859,212
	5.00%, due 9/15/28	860,000	898,924
	5.00%, due 9/15/29	175,000	181,879
	5.00%, due 9/15/37	4,590,000	4,610,425
	City of Harrisburg PA, Unlimited General Obligation
	Series F, Insured: AMBAC (zero coupon), due 9/15/18	335,000	333,982
	Series D, Insured: AMBAC (zero coupon), due 9/15/18	480,000	478,541
	Series F, Insured: AMBAC (zero coupon), due 9/15/19	125,000	119,748
	Series F, Insured: AMBAC (zero coupon), due 3/15/20	15,000	13,979
	Series F, Insured: AMBAC (zero coupon), due 9/15/20	365,000	335,807
	Series F, Insured: AMBAC (zero coupon), due 9/15/22	545,000	450,797
	City of York PA, Unlimited General Obligation 7.25%, due 11/15/41	280,000	322,140
	Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds Insured: AGM 4.00%, due 6/1/39	14,000,000	14,331,380
	Cumberland County Municipal Authority, Asbury Pennsylvania Obligation Group, Revenue Bonds 5.25%, due 1/1/32	300,000	309,333
	Dauphin County General Authority, Harrisburg University Science Technology Project, Revenue Bonds (c)
	5.00%, due 10/15/34	6,000,000	6,182,400
	5.125%, due 10/15/41	3,000,000	3,078,360
	Delaware County Authority, Cabrini University, Revenue Bonds 5.00%, due 7/1/42	1,405,000	1,499,655
	Erie County Hospital Authority, St. Mary's Home Erie Project, Revenue Bonds Series A, Insured: AGC 4.50%, due 7/1/23	250,000	250,643
	Huntingdon County General Authority, Aicup Financing Program, Juniata College, Revenue Bonds Series 002 5.00%, due 5/1/46	4,255,000	4,612,463
	Montgomery County Higher Education & Health Authority, Philadelphia Presbyterian Homes Project, Revenue Bonds 4.00%, due 12/1/48	2,540,000	2,504,719
	Montgomery County Industrial Development Authority, ACTS Retirement - Life Communities, Inc., Revenue Bonds 5.00%, due 11/15/36	5,000,000	5,527,600
	Montgomery County Industrial Development Authority, Albert Einstein Healthcare, Revenue Bonds
	5.25%, due 1/15/45	6,300,000	6,721,722
	5.25%, due 1/15/46	1,000,000	1,066,350
	New Wilmington Municipal Authority, Westminster College Project, Revenue Bonds 5.25%, due 5/1/46	3,700,000	3,995,889
	Northeastern Pennsylvania Hospital & Education Authority, Wilkes University Project, Revenue Bonds Series A 5.25%, due 3/1/42	7,640,000	8,064,937
	Pennsylvania Economic Development Financing Authority, American Airlines Group, Revenue Bonds Series B 8.00%, due 5/1/29	245,000	265,815
	Pennsylvania Economic Development Financing Authority, Bridges Finance Co., Revenue Bonds 4.125%, due 12/31/38 (b)	4,000,000	4,049,760
	Pennsylvania Economic Development Financing Authority, PPL Energy Supply, Revenue Bonds Series C 5.00%, due 12/1/37 (d)	5,500,000	5,539,710
	Pennsylvania Higher Educational Facilities Authority, Holy Family University, Revenue Bonds
	Series A 6.25%, due 9/1/33	1,560,000	1,728,948
	Series A 6.50%, due 9/1/38	1,000,000	1,112,420
	Pennsylvania Higher Educational Facilities Authority, Shippensburg University Student Services, Revenue Bonds 5.00%, due 10/1/44	1,000,000	1,038,340
	Pennsylvania Higher Educational Facilities Authority, Shippensburg University, Revenue Bonds 6.25%, due 10/1/43	1,000,000	1,090,520
	Pennsylvania Higher Educational Facilities Authority, Widener University, Revenue Bonds
	Series A 5.50%, due 7/15/38	2,500,000	2,690,175
	5.50%, due 7/15/43	2,400,000	2,573,616
	Pennsylvania Turnpike Commission, Revenue Bonds Series C 5.00%, due 12/1/44	16,535,000	18,148,155
	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Revenue Bonds Series A 7.25%, due 6/15/43	4,500,000	5,107,005
	Philadelphia Authority for Industrial Development, Health Activity, Revenue Bonds 6.50%, due 6/1/45	2,200,000	2,284,370
	Philadelphia Authority for Industrial Development, New Foundation Charter School Project, Revenue Bonds 6.625%, due 12/15/41	1,000,000	1,101,360
	Philadelphia Authority for Industrial Development, Senior Living, Wesley Enhanced Living Obligation Group, Revenue Bonds Series A 5.00%, due 7/1/49	3,000,000	3,176,820
	Philadelphia Authority for Industrial Development, Tacony Academy Charter School, Revenue Bonds 7.375%, due 6/15/43	1,500,000	1,666,515
	Philadelphia Authority for Industrial Development, University of the Arts, Revenue Bonds 5.00%, due 3/15/45 (c)	7,000,000	7,117,250
	Scranton Redevelopment Authority, Revenue Bonds Series A 5.00%, due 11/15/28	3,000,000	3,041,880
	Scranton-Lackawanna Health & Welfare Authority, Marywood University Project, Revenue Bonds
	5.00%, due 6/1/36	1,000,000	1,029,970
	5.00%, due 6/1/46	2,625,000	2,677,657
	Susquehanna Area Regional Airport Authority , Revenue Bonds Series B 4.00%, due 1/1/33	2,500,000	2,517,050
	West Shore Area Authority, Holy Spirit Hospital Sisters, Revenue Bonds 6.50%, due 1/1/41	1,200,000	1,334,124
			166,501,157
	Puerto Rico 8.8%
	Children's Trust Fund, Asset-Backed, Revenue Bonds
	Series A (zero coupon), due 5/15/50	46,000,000	5,094,500
	5.375%, due 5/15/33	4,605,000	4,650,221
	5.625%, due 5/15/43	36,980,000	37,303,575
	Children’s Trust Fund Puerto Rico Tobacco Settlement, Revenue Bonds 5.50%, due 5/15/39	1,475,000	1,484,646
	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority, Revenue Bonds Series A, Insured: AGC 5.125%, due 7/1/47	6,300,000	6,318,963
	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Insured: AMBAC 4.50%, due 7/1/23	1,045,000	1,045,512
	Series A, Insured: AGC 5.00%, due 7/1/25	250,000	257,325
	Series A-4, Insured: AGM 5.00%, due 7/1/31	5,000,000	5,206,500
	Series A, Insured: AGM 5.00%, due 7/1/35	550,000	595,183
	Series A, Insured: AGM 5.25%, due 7/1/24	1,000,000	1,073,880
	Series A-4, Insured: AGM 5.25%, due 7/1/30	7,080,000	7,417,008
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	5,410,000	5,543,248
	Series A, Insured: AMBAC 5.50%, due 7/1/19	680,000	695,504
	Series A, Insured: NATL-RE 5.50%, due 7/1/20	7,240,000	7,564,352
	Series A 8.00%, due 7/1/35 (e)(g)	2,090,000	841,225
	Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds
	Senior Lien-Series A 5.00%, due 7/1/21	2,080,000	1,752,400
	Senior Lien-Series A 5.00%, due 7/1/22	4,680,000	3,942,900
	Senior Lien-Series A 5.50%, due 7/1/28	4,000,000	3,370,000
	Series A 6.00%, due 7/1/44	23,250,000	19,762,500
	Senior Lien-Series A 6.00%, due 7/1/47	4,235,000	3,567,987
	Puerto Rico Convention Center District Authority, Revenue Bonds
	Series A, Insured: AGC 4.50%, due 7/1/36	6,240,000	6,242,558
	Series A, Insured: AMBAC 5.00%, due 7/1/31	7,765,000	7,768,572
	Puerto Rico Electric Power Authority, Revenue Bonds
	5.00%, due 7/1/20	5,125,000	3,126,250
	Series DDD 3.30%, due 7/1/19 (e)(g)	510,000	312,375
	Series TT 4.20%, due 7/1/19 (e)(g)	150,000	91,875
	Series ZZ 4.25%, due 7/1/20 (e)(g)	400,000	245,000
	4.375%, due 7/1/21	25,000	15,250
	Series CCC 4.375%, due 7/1/22 (e)(g)	115,000	70,438
	Series CCC 4.625%, due 7/1/25 (e)(g)	125,000	76,563
	Series ZZ 4.75%, due 7/1/27 (e)(g)	405,000	248,063
	Series A 4.80%, due 7/1/29 (e)(g)	385,000	235,813
	Series DDD 5.00%, due 7/1/21 (e)(g)	95,000	58,188
	Series PP, Insured: NATL-RE 5.00%, due 7/1/22	200,000	201,382
	Series SS, Insured: NATL-RE 5.00%, due 7/1/22	1,140,000	1,147,877
	Series RR, Insured: NATL-RE 5.00%, due 7/1/23	4,580,000	4,601,801
	5.00%, due 7/1/24	100,000	61,000
	Series RR, Insured: NATL-RE 5.00%, due 7/1/24	115,000	115,501
	Series SS, Insured: NATL-RE 5.00%, due 7/1/25	770,000	772,857
	Series TT 5.00%, due 7/1/25 (e)(g)	455,000	278,688
	Series UU, Insured: AGC 5.00%, due 7/1/26	2,000,000	2,058,600
	Series:T 5.00%, due 7/1/26	50,000	30,500
	Series TT, Insured: AGM 5.00%, due 7/1/27	150,000	154,395
	Series TT 5.00%, due 7/1/27 (e)(g)	190,000	116,375
	Series TT 5.00%, due 7/1/37 (e)(g)	490,000	300,125
	Series A 5.00%, due 7/1/42 (e)(g)	4,430,000	2,713,375
	5.05%, due 7/1/42	100,000	61,750
	Series ZZ 5.25%, due 7/1/23 (e)(g)	50,000	30,625
	5.25%, due 7/1/24	2,500,000	1,525,000
	5.25%, due 7/1/26	370,000	225,700
	Series AAA 5.25%, due 7/1/26 (e)(g)	100,000	61,250
	Series CCC 5.25%, due 7/1/26 (e)(g)	180,000	110,250
	Series AAA 5.25%, due 7/1/27 (e)(g)	300,000	183,750
	Series VV, Insured: NATL-RE 5.25%, due 7/1/29	620,000	660,728
	Series VV, Insured: NATL-RE 5.25%, due 7/1/30	3,850,000	4,101,597
	Series AAA 5.25%, due 7/1/30 (e)(g)	145,000	88,813
	Insured: AGM 5.25%, due 7/1/31	15,000,000	17,241,750
	Series VV, Insured: NATL-RE 5.25%, due 7/1/32	345,000	366,518
	Series WW 5.25%, due 7/1/33 (e)(g)	375,000	229,688
	Series XX 5.25%, due 7/1/35 (e)(g)	265,000	162,313
	5.25%, due 7/1/40	4,025,000	2,455,250
	Series WW 5.50%, due 7/1/21 (e)(g)	225,000	137,813
	Series WW 5.50%, due 7/1/38 (e)(g)	215,000	131,688
	6.05%, due 7/1/32	1,050,000	640,500
	6.125%, due 7/1/40	1,500,000	926,250
	Series A 7.00%, due 7/1/40 (e)(g)	140,000	87,850
¤	Puerto Rico Highway & Transportation Authority, Revenue Bonds
	Series N, Insured: AMBAC (zero coupon), due 7/1/20	1,490,000	1,374,763
	Insured: AMBAC (zero coupon), due 7/1/27	200,000	121,960
	Series A, Insured: NATL-RE 4.75%, due 7/1/38	725,000	717,750
	Series A, Insured: AGM 4.75%, due 7/1/38	650,000	650,507
	Insured: NATL-RE 5.00%, due 7/1/22	345,000	347,091
	Insured: AGC 5.00%, due 7/1/23	2,870,000	2,953,718
	Insured: NATL-RE 5.00%, due 7/1/28	460,000	461,256
	Series N, Insured: AMBAC 5.25%, due 7/1/30	3,680,000	3,994,235
	Series N, Insured: AMBAC 5.25%, due 7/1/31	9,295,000	10,099,110
	Series CC, Insured: AGM 5.25%, due 7/1/32	4,500,000	5,190,525
	Series N, Insured: NATL-RE 5.25%, due 7/1/33	7,490,000	7,938,276
	Series CC, Insured: AGM 5.25%, due 7/1/36	1,850,000	2,144,982
	Series L, Insured: AMBAC 5.25%, due 7/1/38	1,035,000	1,117,852
	Series N, Insured: AGC, AGM 5.50%, due 7/1/25	2,245,000	2,535,885
	Insured: NATL-RE 5.50%, due 7/1/28	7,550,000	8,192,203
	Series CC, Insured: NATL-RE 5.50%, due 7/1/29	5,010,000	5,446,120
	Series CC, Insured: AGC 5.50%, due 7/1/31	3,450,000	4,052,991
	Series CC, Insured: AGM 5.50%, due 7/1/31	465,000	546,273
	Puerto Rico Infrastructure Financing Authority, Revenue Bonds
	Series C, Insured: AMBAC 5.50%, due 7/1/23	1,480,000	1,590,526
	Series C, Insured: AMBAC 5.50%, due 7/1/25	12,110,000	13,173,379
	Series C, Insured: AMBAC 5.50%, due 7/1/26	7,405,000	8,080,484
	Series C, Insured: AMBAC 5.50%, due 7/1/28	12,400,000	13,652,152
	Series A 8.25%, due 5/1/17 (c)(e)(f)(g)	7,100,000	2,840,000
	Puerto Rico Municipal Finance Agency, Revenue Bonds
	Series A, Insured: AGM 5.00%, due 8/1/27	2,530,000	2,604,129
	Series A, Insured: AGM 5.00%, due 8/1/30	720,000	736,135
	Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds
	Series F, Insured: NATL-RE 5.25%, due 7/1/19	2,000,000	2,044,780
	Series K, Insured: AGM 5.25%, due 7/1/27	5,970,000	6,104,206
	Series M-3, Insured: NATL-RE 6.00%, due 7/1/23	1,295,000	1,409,672
	Puerto Rico Public Buildings Authority, Revenue Bonds
	Series G, Insured: AGC 4.75%, due 7/1/32	270,000	270,235
	Insured: AGC 5.25%, due 7/1/33	680,000	696,558
	Series D, Insured: AMBAC 5.45%, due 7/1/31	305,000	305,311
¤	Puerto Rico Sales Tax Financing Corp., Revenue Bonds
	Series A, Insured: NATL-RE (zero coupon), due 8/1/40	8,970,000	2,808,058
	Series A, Insured: NATL-RE (zero coupon), due 8/1/41	62,035,000	18,421,293
	Series A, Insured: NATL-RE (zero coupon), due 8/1/42	17,875,000	5,035,030
	Series A, Insured: NATL-RE (zero coupon), due 8/1/43	97,250,000	25,984,227
	Series A, Insured: NATL-RE (zero coupon), due 8/1/44	49,670,000	12,588,861
	Series A, Insured: NATL-RE (zero coupon), due 8/1/45	115,605,000	27,793,754
	Series A, Insured: NATL-RE (zero coupon), due 8/1/46	1,905,000	434,454
	Series A, Insured: AMBAC (zero coupon), due 8/1/54	5,000,000	738,100
	Series A, Insured: AGM 5.00%, due 8/1/40	6,990,000	7,180,757
	Series C, Insured: AGM 5.125%, due 8/1/42	4,000,000	4,173,880
			394,511,411
	Rhode Island 0.4%
	Providence Redevelopment Agency, Port Providence Lease, Certificates of Participation
	Series A, Insured: AGC (zero coupon), due 9/1/24	1,735,000	1,351,548
	Series A, Insured: AGC (zero coupon), due 9/1/26	685,000	483,041
	Series A, Insured: AGC (zero coupon), due 9/1/29	1,835,000	1,111,019
	Series A, Insured: AGC (zero coupon), due 9/1/30	1,835,000	1,055,584
	Series A, Insured: AGC (zero coupon), due 9/1/32	1,500,000	776,625
	Series A, Insured: AGC (zero coupon), due 9/1/34	1,000,000	464,190
	Series A, Insured: AGC (zero coupon), due 9/1/35	360,000	158,260
	Series A, Insured: AGC (zero coupon), due 9/1/36	470,000	195,529
	Rhode Island Health & Educational Building Corp., Lifespan Obligated Group, Revenue Bonds 5.00%, due 5/15/39	1,250,000	1,351,087
	Rhode Island Health & Educational Building Corp., Public Schools Financing Project, Revenue Bonds Insured: AMBAC 5.00%, due 5/15/21	65,000	65,198
¤	Tobacco Settlement Financing Corp., Revenue Bonds Series A (zero coupon), due 6/1/52	94,920,000	11,990,294
			19,002,375
	South Carolina 1.1%
	South Carolina Jobs-Economic Development Authority, The Woodlands at Furman, Revenue Bonds 5.25%, due 11/15/52	7,000,000	7,532,000
	South Carolina Public Service Authority, Revenue Bonds
	Series C 5.00%, due 12/1/46	5,570,000	5,923,305
	Series E 5.00%, due 12/1/48	20,190,000	21,258,455
	Series B 5.00%, due 12/1/56	6,055,000	6,502,283
	Series E 5.25%, due 12/1/55	7,500,000	8,119,875
			49,335,918
	South Dakota 0.1%
	South Dakota Health & Educational Facilities Authority, Revenue Bonds Series E 5.00%, due 11/1/42	3,150,000	3,434,792

	Tennessee 0.9%
	Chattanooga-Hamilton County Hospital Authority, Revenue Bonds 5.00%, due 10/1/44	6,500,000	6,943,105
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds Series A 5.00%, due 10/1/45	11,910,000	12,809,205
	Shelby County Health Educational & Housing Facilities Board, Methodist Le Bonheur Healthcare, Revenue Bonds Series A, Insured: AGM 1.45%, due 6/1/42 (a)	20,000,000	20,000,000
			39,752,310
	Texas 3.8%
	Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation, Revenue Bonds 5.00%, due 7/15/41	3,000,000	3,204,690
	Bowie County Industrial Development Corp., Texarkana Newspapers, Inc., Revenue Bonds 1.51%, due 11/1/25 (a)	3,300,000	3,300,000
	Central Texas Regional Mobility Authority, Revenue Bonds
	(zero coupon), due 1/1/23	1,000,000	886,810
	(zero coupon), due 1/1/33	315,000	175,244
	(zero coupon), due 1/1/34	3,275,000	1,736,176
	(zero coupon), due 1/1/35	3,700,000	1,864,282
	(zero coupon), due 1/1/36	2,000,000	963,200
	(zero coupon), due 1/1/39	3,500,000	1,468,530
	5.00%, due 1/1/33	1,225,000	1,319,239
	5.00%, due 1/1/42	2,340,000	2,501,086
	6.75%, due 1/1/41	7,500,000	8,354,100
	Central Texas Turnpike System, Revenue Bonds
	Series C 5.00%, due 8/15/37	1,150,000	1,246,370
	Series C 5.00%, due 8/15/42	10,850,000	11,710,079
	City of Houston TX , Airport System Revenue, United Airlines, Inc., Revenue Bonds 5.00%, due 7/1/29 (b)	6,400,000	6,929,984
	Clifton Higher Education Finance Corp., Idea Public Schools, Revenue Bonds
	5.75%, due 8/15/41	1,750,000	1,941,275
	6.00%, due 8/15/43	3,500,000	3,899,035
	Clifton Higher Education Finance Corp., Revenue Bonds Series A 5.00%, due 12/1/45	2,500,000	2,664,925
	Decatur Hospital Authority, Wise Regional Health System, Revenue Bonds Series A 5.25%, due 9/1/44	3,250,000	3,481,725
	Grand Parkway Transportation Corp., 1st Tier Toll, Revenue Bonds Series A 5.50%, due 4/1/53	600,000	670,326
	Harris County Cultural Education Facilities Finance Corp., Houston Methodist Hospital, Revenue Bonds (a)
	Subseries C-1 1.54%, due 12/1/24	6,800,000	6,800,000
	Subseries C-2 1.54%, due 12/1/27	15,600,000	15,600,000
	Harris County Cultural Education Facilities Finance Corp., Revenue Bonds 7.00%, due 1/1/43	1,500,000	1,808,955
	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Revenue Bonds
	Series A 5.00%, due 6/1/33	900,000	952,497
	Series A 5.00%, due 6/1/38	1,960,000	2,071,661
	Harris County Health Facilities Development Corp., Methodist Hospital System, Revenue Bonds (a)
	Series A-2 1.54%, due 12/1/41	2,000,000	2,000,000
	Series A-1 1.54%, due 12/1/41	1,100,000	1,100,000
	Harris County-Houston Sports Authority Cap Appreciation, Senior Lien, Revenue Bonds Series A, Insured: AGM (zero coupon), due 11/15/40	1,060,000	358,980
	Harris County-Houston Sports Authority, Revenue Bonds
	Series G, Insured: NATL-RE (zero coupon), due 11/15/18	325,000	323,492
	Series H, Insured: NATL-RE (zero coupon), due 11/15/24	970,000	779,434
	Series H, Insured: NATL-RE (zero coupon), due 11/15/26	600,000	441,372
	Series H, Insured: NATL-RE (zero coupon), due 11/15/29	735,000	477,941
	Series H, Insured: NATL-RE (zero coupon), due 11/15/32	250,000	137,660
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/32	1,670,000	828,053
	Series H, Insured: NATL-RE (zero coupon), due 11/15/33	185,000	95,292
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/33	890,000	415,666
	Series A, Insured: NATL-RE (zero coupon), due 11/15/34	1,805,000	801,573
	Series A, Insured: AGM (zero coupon), due 11/15/34	1,535,000	775,973
	Series H, Insured: NATL-RE (zero coupon), due 11/15/38	1,395,000	515,187
	Series A, Insured: AGM, NATL-RE (zero coupon), due 11/15/38	36,815,000	14,180,033
	Series H, Insured: NATL-RE (zero coupon), due 11/15/39	1,525,000	527,009
	Series H, Insured: NATL-RE (zero coupon), due 11/15/40	1,855,000	600,519
	Series H, Insured: NATL-RE (zero coupon), due 11/15/41	700,000	212,247
	Montgomery County Toll Road Authority, Revenue Bonds 5.00%, due 9/15/48	2,500,000	2,704,925
	New Hope Cultural Education Facilities Corp., Collegiate Housing Tarleton State, Revenue Bonds Series A 5.00%, due 4/1/46	3,000,000	3,183,330
	New Hope Cultural Education Facilities Corp., Jubilee Academic Center Project, Revenue Bonds Series A 5.125%, due 8/15/47 (c)	2,085,000	2,103,306
	New Hope Cultural Education Facilities Corp., Stephenville Tarleton State, Revenue Bonds Series A 6.00%, due 4/1/45	3,550,000	3,948,026
	North East Texas Regional Mobility Authority, Revenue Bonds
	Series B 5.00%, due 1/1/41	6,000,000	6,493,440
	Series B 5.00%, due 1/1/46	2,650,000	2,859,032
	North Texas Education Finance Corp., Uplift Education, Revenue Bonds Series A 5.25%, due 12/1/47	7,705,000	8,127,465
	Red River Educational Finance Corp., Houston Baptist University Project, Revenue Bonds 5.50%, due 10/1/46	2,000,000	2,220,320
	San Juan Higher Education Finance Authority, Idea Public Schools, Revenue Bonds Series A 6.70%, due 8/15/40	1,000,000	1,097,950
	Tarrant County Cultural Education Facilities Finance Corp., Barton Creek Senior Living CTR, Revenue Bonds 5.00%, due 11/15/40	1,500,000	1,565,940
	Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds 5.00%, due 12/15/26	3,500,000	3,829,595
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility, Revenue Bonds Senior Lien 6.75%, due 6/30/43 (b)	11,700,000	13,644,891
	Texas Private Activity Bond Surface Transportation Corp., Senior Lien, LBJ Infrastructure, Revenue Bonds
	7.00%, due 6/30/40	3,080,000	3,338,782
	7.50%, due 6/30/33	750,000	822,195
	Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility, Revenue Bonds 6.875%, due 12/31/39	5,050,000	5,363,655
	Texas Public Finance Authority Charter School Finance Corp., ED - Burnham Wood Project, Revenue Bonds Series A 6.25%, due 9/1/36	400,000	400,272
	Travis County Health Facilities Development Corp., Westminster Manor, Revenue Bonds 7.125%, due 11/1/40	1,000,000	1,116,720
			172,940,464
	U.S. Virgin Islands 1.8%
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Series A 5.00%, due 10/1/32	15,000,000	13,650,000
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
	Series A 4.00%, due 10/1/22	2,065,000	2,070,163
	Series C 5.00%, due 10/1/19	4,590,000	4,681,800
	Series B 5.00%, due 10/1/19	6,025,000	6,175,625
	Series C 5.00%, due 10/1/22	8,505,000	8,568,787
	Series B 5.00%, due 10/1/25	2,500,000	2,343,750
	Series A 5.00%, due 10/1/29	635,000	620,713
	Series B 5.25%, due 10/1/29	2,820,000	2,608,500
	Subseries A 6.00%, due 10/1/39	790,000	716,925
	Series A 6.625%, due 10/1/29	3,105,000	2,879,887
	Series A 6.75%, due 10/1/19	1,080,000	1,101,600
	Series A 6.75%, due 10/1/37	10,810,000	10,026,275
	Virgin Islands Public Finance Authority, Revenue Bonds
	Series C 5.00%, due 10/1/20	2,000,000	1,960,000
	Series C 5.00%, due 10/1/30	9,270,000	8,482,050
	Series A 5.00%, due 10/1/34	2,600,000	2,346,500
	Series C 5.00%, due 10/1/39	6,130,000	5,486,350
	Virgin Islands Public Finance Authority, Senior Lien-Matching Fund Loan Note, Revenue Bonds Senior Lien-Series B 5.00%, due 10/1/25	6,700,000	6,649,750
	Virgin Islands Water & Power Authority-Electric System, Revenue Bonds Series A 5.00%, due 7/1/31	1,145,000	1,053,400
			81,422,075
	Utah 0.4%
	Utah Charter School Finance Authority, Da Vinci Academy, Revenue Bonds 7.75%, due 3/15/39	700,000	803,747
	Utah Infrastructure Agency, Telecommunication, Revenue Bonds
	Series A 5.00%, due 10/15/32	5,000,000	5,531,600
	Series A 5.00%, due 10/15/34	2,385,000	2,626,791
	Series A 5.00%, due 10/15/40	3,000,000	3,272,340
	Series A 5.375%, due 10/15/40	6,260,000	7,014,142
			19,248,620
	Vermont 0.1%
	Vermont Educational & Health Buildings Financing Agency, Developmental & Mental Health Services, Revenue Bonds Series A, Insured: AGC 4.75%, due 8/15/36	500,000	513,165
	Vermont Student Assistance Corp., Education Loan, Revenue Bonds Subseries B 4.50%, due 6/15/45 (b)	3,500,000	3,504,900
			4,018,065
	Virginia 2.3%
	Albemarle County Economic Development Authority, Sentara Martha Jefferson Hospital, Revenue Bonds Series B 1.47%, due 10/1/48 (a)	21,000,000	21,000,000
	Chesapeake Bay Bridge & Tunnel District, Revenue Bonds 5.00%, due 7/1/46	8,450,000	9,399,527
	Henrico County Economic Development Authority, Residential Care Facility, Revenue Bonds Series C 5.00%, due 12/1/47	2,200,000	2,322,408
	Newport News Economic Development Authority, LifeSpire, Revenue Bonds 5.00%, due 12/1/38	2,575,000	2,697,055
	Roanoke Economic Development Authority, Lynchburg College, Revenue Bonds Series A 4.00%, due 9/1/48	4,890,000	4,789,217
	Tobacco Settlement Financing Corp., Convertible-Senior, Revenue Bonds Senior Lien-Series B2 5.20%, due 6/1/46	2,000,000	2,007,680
¤	Tobacco Settlement Financing Corp., Revenue Bonds Series B1 5.00%, due 6/1/47	19,535,000	19,534,609
	Virginia College Building Authority, Marymount University Project, Revenue Bonds Series B 5.00%, due 7/1/45 (c)	1,945,000	2,048,202
	Virginia Small Business Financing Authority, Elizabeth River Crossing, Revenue Bonds Senior Lien 5.50%, due 1/1/42 (b)	10,000,000	10,842,600
	Virginia Small Business Financing Authority, Express Lanes LLC, Revenue Bonds Senior Lien 5.00%, due 1/1/40 (b)	10,000,000	10,567,500
	Virginia Small Business Financing Authority, Transform I-66 P3 Project, Revenue Bonds 5.00%, due 12/31/56 (b)	17,000,000	18,596,640
	Virginia Small Business Financing Authority, University Real Estate, Revenue Bonds 1.45%, due 7/1/30 (a)	65,000	65,000
			103,870,438
	Washington 0.6%
	King County Public Hospital District No.4, Limited General Obligation 7.00%, due 12/1/40	1,000,000	1,031,800
	Port of Seattle Industrial Development Corp., King County Public Hospital District, Special Facilities Delta Airlines, Revenue Bonds 5.00%, due 4/1/30 (b)	1,825,000	1,983,520
	Washington Health Care Facilities Authority, Kadlec Regional Medical Center, Revenue Bonds 5.00%, due 12/1/42	6,660,000	7,325,334
	Washington Higher Educational Facilities Authority, Whitworth University Project, Revenue Bonds Series A 5.00%, due 10/1/40	3,000,000	3,239,580
	Washington State Housing Finance Commission, Riverview Retirement Community, Revenue Bonds 5.00%, due 1/1/48	3,000,000	3,098,100
	Whidbey Island Public Hospital District, Unlimited General Obligation
	5.375%, due 12/1/39	9,920,000	10,440,701
	5.50%, due 12/1/33	2,070,000	2,205,771
			29,324,806
	West Virginia 0.2%
	Glenville State College, Board of Governors, Revenue Bonds 5.25%, due 6/1/47	4,000,000	3,926,320
	Monongalia County Commission Special District, University Town Center, Revenue Bonds Series A 5.50%, due 6/1/37 (c)	4,000,000	4,135,320
			8,061,640
	Wisconsin 1.4%
	Public Finance Authority, Bancroft NeuroHealth Project, Revenue Bonds (c)
	Series A 5.00%, due 6/1/36	750,000	767,018
	Series A 5.125%, due 6/1/48	1,625,000	1,664,357
	Public Finance Authority, Cullowhee LLC, Revenue Bonds 5.25%, due 7/1/47	2,000,000	2,123,580
	Public Finance Authority, FFAH North Carolina & Missouri Portfolio, Revenue Bonds
	Series A 4.75%, due 12/1/35	1,150,000	1,203,533
	Series A 5.00%, due 12/1/45	3,200,000	3,361,952
	Series A 5.15%, due 12/1/50	2,250,000	2,371,927
	Public Finance Authority, Glenridge Palmer Ranch, Revenue Bonds Series A 8.25%, due 6/1/46	1,000,000	1,146,470
	Public Finance Authority, Guilford College, Revenue Bonds 5.50%, due 1/1/47	4,000,000	4,293,960
	Public Finance Authority, National Gypsum Co., Revenue Bonds (b)
	4.00%, due 8/1/35	4,000,000	3,908,240
	5.25%, due 4/1/30	10,500,000	11,218,515
	Public Finance Authority, Roseman University Health Sciences, Revenue Bonds
	5.50%, due 4/1/32	1,250,000	1,341,137
	5.875%, due 4/1/45	6,650,000	7,163,047
	Public Finance Authority, Senior-Obligation Group, Revenue Bonds Series B 5.00%, due 7/1/42 (b)	10,000,000	10,566,400
	Public Finance Authority, Whitestone-Retirement Facilities 1st Mortgage, Revenue Bonds 5.00%, due 3/1/52 (c)	1,800,000	1,918,404
	Public Finance Authority, Wisconsin Airport Facilities, AFCO Investors II Portfolio, Revenue Bonds 5.75%, due 10/1/31 (b)(c)	1,670,000	1,684,596
	Public Finance Authority, Wisconsin Senior Living, Rose Villa Project, Revenue Bonds Series A 5.75%, due 11/15/44 (c)	1,400,000	1,504,300
	Village of Warrens WI, Unlimited General Obligation 4.70%, due 12/1/19	120,000	114,808
	Wisconsin Health & Educational Facilities Authority, Aurora Health Care, Revenue Bonds Series B 1.48%, due 7/15/28 (a)	3,100,000	3,100,000
	Wisconsin Health & Educational Facilities Authority, Sauk-Prairie Memorial Hospital, Inc., Revenue Bonds 5.375%, due 2/1/48	4,400,000	4,575,120
			64,027,364
	Wyoming 0.0% ‡
	West Park Hospital District, West Park Hospital Project, Revenue Bonds Series B 6.50%, due 6/1/27	500,000	537,540
	Wyoming Community Development Authority, Revenue Bonds 6.50%, due 7/1/43	930,000	985,428
			1,522,968
	Total Municipal Bonds (Cost $4,263,488,421)		4,484,625,184

	Shares
Closed-End Funds 0.1%
Massachusetts 0.1%
DWS Municipal Income Trust	124,496	1,369,456
MFS Municipal Income Trust	98,613	666,624
Pioneer Municipal High Income Trust	84,969	984,791
Total Closed-End Funds (Cost $3,158,028)		3,020,871
Total Investments (Cost $4,266,646,449)	99.8%	4,487,646,055
Other Assets, Less Liabilities	0.2	10,101,816
Net Assets	100.0%	$4,497,747,871

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2018. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Floating rate - Rate shown was the rate in effect as of July 31, 2018.
(e)	Issue in non-accrual status.
(f)	Illiquid security - As of July 31, 2018, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $7,007,060, which represented 0.2% of the Fund's net assets.
(g)	Issue in default.

As of July 31, 2018, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(1,215)	September 2018	$(144,772,081)	$(145,097,578)	$(325,497)
United States Treasury Long Bond	(249)	September 2018	(35,348,619)	(35,599,219)	(250,600)
			$(180,120,700)	$(180,696,797)	$(576,097)

1.	As of July 31, 2018, cash in the amount of $1,848,450 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2018.

The following abbreviations are used in the preceding pages:
ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$4,484,625,184	$—	$4,484,625,184
Closed-End Funds	3,020,871	—	—	3,020,871
Total Investments in Securities	$3,020,871	$4,484,625,184	$—	$4,487,646,055

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts (b)	$(576,097)	$—	$—	$(576,097)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay MacKay International Opportunities Fund

Portfolio of Investments July 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 100.8% †
	Australia 6.3%
	Accent Group, Ltd. (Specialty Retail)	536,822	$570,329
	Appen, Ltd. (IT Services)	347,253	2,801,788
	Australian Pharmaceutical Industries, Ltd. (Health Care Providers & Services)	492,352	618,190
	Beach Energy, Ltd. (Oil, Gas & Consumable Fuels) (a)	3,220,651	4,570,214
	BHP Billiton PLC (Metals & Mining)	108,971	2,509,602
	BHP Billiton, Ltd. (Metals & Mining) (a)	116,216	3,009,905
	Bravura Solutions, Ltd. (Software) (b)	224,326	539,988
	Commonwealth Bank of Australia (Banks)	9,031	501,809
	Computershare, Ltd. (IT Services)	388,987	5,256,870
	Fortescue Metals Group, Ltd. (Metals & Mining)	1,107,323	3,595,135
	Genworth Mortgage Insurance Australia, Ltd. (Thrifts & Mortgage Finance) (c)	1,037,727	2,073,934
	GWA Group, Ltd. (Building Products) (b)	346,642	842,148
	Kogan.com, Ltd. (Internet & Direct Marketing Retail)	91,284	318,751
	Lovisa Holdings, Ltd. (Specialty Retail)	47,150	393,038
	Macquarie Group, Ltd. (Capital Markets)	48,653	4,439,542
	Navigator Global Investments, Ltd. (Capital Markets)	82,595	355,297
	Nine Entertainment Co. Holdings, Ltd. (Media) (c)	2,379,338	3,959,712
	NRW Holdings, Ltd. (Construction & Engineering) (d)	239,782	301,957
	Sandfire Resources NL (Metals & Mining)	464,597	2,547,371
	Select Harvests, Ltd. (Food Products)	88,918	396,370
	Senex Energy, Ltd. (Oil, Gas & Consumable Fuels) (d)	410,278	137,167
	Seven Group Holdings, Ltd. (Trading Companies & Distributors) (c)	307,133	4,376,577
	Western Areas, Ltd. (Metals & Mining)	452,976	1,090,384
	Westpac Banking Corp. (Banks)	40,400	884,247
			46,090,325
	Austria 1.4%
	OMV A.G. (Oil, Gas & Consumable Fuels) (b)	85,193	4,817,644
	Raiffeisen Bank International A.G. (Banks) (b)	163,500	5,454,614
			10,272,258
	Belgium 0.7%
	Ageas (Insurance)	56,497	3,029,069
	Mithra Pharmaceuticals S.A. (Pharmaceuticals) (b)	44,848	1,762,085
	UCB S.A. (Pharmaceuticals)	7,609	653,617
			5,444,771
	China 0.7%
	Ausnutria Dairy Corp., Ltd. (Food Products)	507,000	735,078
	China Sunsine Chemical Holdings, Ltd. (Chemicals)	316,300	348,514
	Yangzijiang Shipbuilding Holdings, Ltd. (Machinery)	5,444,500	3,779,375
			4,862,967
	Colombia 0.2%
	Millicom International Cellular S.A. (Wireless Telecommunication Services) (b)	19,560	1,252,399

	Denmark 2.2%
	GN Store Nord A/S (Health Care Equipment & Supplies)	68,484	3,267,002
	H. Lundbeck A/S (Pharmaceuticals)	73,867	5,347,129
	Matas A/S (Specialty Retail)	45,878	368,605
	Novo Nordisk A/S, Class B (Pharmaceuticals)	16,017	799,650
	Pandora A/S (Textiles, Apparel & Luxury Goods)	71,821	5,105,478
	Per Aarsleff Holding A/S (Construction & Engineering)	3,791	135,339
	Scandinavin Tobacco Group A/S (Tobacco) (e)	23,836	387,881
	Spar Nord Bank A/S (Banks)	43,437	468,278
			15,879,362
	Finland 1.0%
	Finnair OYJ (Airlines)	190,552	1,774,777
	Fortum OYJ (Electric Utilities)	136,216	3,421,424
	Ramirent OYJ (Trading Companies & Distributors)	93,156	933,002
	Stora Enso OYJ, Class R (Paper & Forest Products)	49,510	818,339
			6,947,542
	France 7.2%
	Airbus S.E. (Aerospace & Defense)	25,622	3,175,875
	Akka Technologies (Professional Services)	4,904	361,273
	Coface S.A. (Insurance) (d)	52,541	470,621
	Eiffage S.A. (Construction & Engineering)	23,045	2,579,431
	Engie S.A. (Multi-Utilities)	412,658	6,666,312
	Eramet (Metals & Mining)	25,133	2,495,149
	Kaufman & Broad S.A. (Household Durables)	11,935	610,444
	L'Oreal S.A. (Personal Products)	17,783	4,356,458
	LVMH Moet Hennessy Louis Vuitton S.E. (Textiles, Apparel & Luxury Goods)	3,217	1,124,214
	Mersen S.A. (Electrical Equipment)	8,341	345,276
	Orange S.A. (Diversified Telecommunication Services)	192,831	3,295,491
	Renault S.A. (Automobiles)	41,671	3,668,730
	Sanofi (Pharmaceuticals) (a)	41,473	3,606,681
	Schneider Electric S.E. (Electrical Equipment) (a)	30,225	2,433,054
¤	Societe Generale S.A. (Banks)	157,544	7,020,779
	Trigano S.A. (Leisure Products)	7,971	1,146,469
	Ubisoft Entertainment S.A. (Software) (d)	33,120	3,657,554
	Unibail- Rodamco- Westfield (Equity Real Estate Investment Trusts)	965	214,231
	Veolia Environnement S.A. (Multi-Utilities)	131,583	3,005,784
	Vinci S.A. (Construction & Engineering)	24,957	2,509,778
			52,743,604
	Germany 7.4%
	Allianz S.E., Registered (Insurance) (b)	15,789	3,492,067
	CANCOM S.E. (IT Services)	15,488	838,172
	Covestro A.G. (Chemicals) (b)(e)	63,934	6,137,896
	Deutsche Lufthansa A.G., Registered (Airlines)	222,040	6,231,419
	Deutsche Pfandbriefbank A.G. (Thrifts & Mortgage Finance) (e)	272,990	4,277,559
	Deutz A.G. (Machinery)	239,782	2,180,025
	Dr. Hoenle A.G. (Electrical Equipment)	3,062	312,224
	HOCHTIEF A.G. (Construction & Engineering)	9,058	1,627,986
	ProSiebenSat.1 Media S.E. (Media)	204,839	5,542,689
	Rocket Internet S.E. (Internet Software & Services) (d)(e)	60,506	2,102,770
	SAP S.E. (Software)	12,661	1,478,293
	Siemens A.G., Registered (Industrial Conglomerates) (e)	6,656	939,898
	Siemens Healthineers A.G. (Health Care Equipment & Supplies) (d)	79,325	3,533,642
	Siltronic A.G. (Semiconductors & Semiconductor Equipment)	28,368	4,947,622
	Sixt S.E. (Road & Rail) (b)	9,558	1,238,372
	SMA Solar Technology A.G. (Semiconductors & Semiconductor Equipment)	690	29,144
	TUI A.G. (Hotels, Restaurants & Leisure)	250,408	5,360,655
	Uniper S.E. (Independent Power & Renewable Electricity Producers)	105,783	3,301,482
	Vonovia S.E. (Real Estate)	2,574	124,640
	Wacker Neuson S.E. (Machinery)	17,738	457,982
			54,154,537
	Hong Kong 3.6%
	AIA Group, Ltd. (Insurance)	591,200	5,159,504
	CK Asset Holdings, Ltd. (Real Estate Management & Development)	451,500	3,454,249
	First Pacific Co., Ltd. (Diversified Financial Services)	4,406,000	2,043,284
	Get Nice Financial Group, Ltd. (Capital Markets)	516,000	65,083
	Giordano International, Ltd. (Specialty Retail)	1,752,000	993,292
	Haitong International Securities Group, Ltd. (Capital Markets)	148,000	66,750
	HKT Trust & HKT, Ltd. (Diversified Telecommunication Services)	324,000	433,428
	Hopewell Holdings, Ltd. (Industrial Conglomerates)	146,500	519,811
	Lifestyle International Holdings, Ltd. (Multiline Retail)	657,000	1,305,789
	Luk Fook Holdings International, Ltd. (Specialty Retail)	440,000	1,564,011
	Melco International Development, Ltd. (Hotels, Restaurants & Leisure)	201,000	569,782
	Melco Resorts & Entertainment, Ltd., ADR (Hotels, Restaurants & Leisure)	116,100	3,002,346
	NWS Holdings, Ltd. (Industrial Conglomerates)	230,000	415,515
	PC Partner Group, Ltd. (Technology Hardware, Storage & Peripherals)	182,000	151,878
	PCCW, Ltd. (Diversified Telecommunication Services)	431,000	251,493
	Sa Sa International Holdings, Ltd. (Specialty Retail)	1,596,000	849,948
	Sands China, Ltd. (Hotels, Restaurants & Leisure)	178,400	918,246
	Shun Tak Holdings, Ltd. (Industrial Conglomerates)	1,446,000	585,839
	Singamas Container Holdings, Ltd. (Machinery)	2,438,000	310,611
	United Laboratories International Holdings, Ltd. (Pharmaceuticals) (c)	1,964,000	1,871,656
	Yue Yuen Industrial Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	564,000	1,516,158
			26,048,673
	Israel 1.5%
	Harel Insurance Investments & Financial Services, Ltd. (Insurance)	82,763	635,789
	Israel Chemicals, Ltd. (Chemicals)	132,334	632,444
	Israel Corp., Ltd. (Chemicals)	9,922	2,229,896
	Oil Refineries, Ltd. (Oil, Gas & Consumable Fuels)	2,092,402	962,954
	Paz Oil Co., Ltd. (Oil, Gas & Consumable Fuels)	2,945	420,153
	Plus500, Ltd. (Diversified Financial Services)	77,967	1,899,348
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Pharmaceuticals)	188,400	4,510,296
			11,290,880
	Italy 4.3%
	Anima Holding S.p.A. (Capital Markets) (e)	101,840	547,322
	ASTM S.p.A. (Transportation Infrastructure)	78,815	2,147,382
	Banca Farmafactoring S.p.A. (Diversified Financial Services) (e)	31,127	194,549
	Banca IFIS S.p.A. (Diversified Financial Services)	53,835	1,687,112
	BPER Banca (Banks)	784,361	4,385,097
	El.En. S.p.A. (Health Care Equipment & Supplies)	44,628	1,474,769
	Enel S.p.A. (Electric Utilities)	630,166	3,514,940
	Falck Renewables S.p.A. (Independent Power & Renewable Electricity Producers)	544,010	1,437,672
	Fincantieri S.p.A (Machinery) (d)	906,800	1,368,933
	Intesa Sanpaolo S.p.A. (Banks)	1,885,011	5,805,962
	Maire Tecnimont S.p.A. (Construction & Engineering)	691,511	3,588,648
	Mediaset S.p.A. (Media) (d)	598,616	2,032,076
	Poste Italiane S.p.A. (Insurance) (e)	314,058	2,925,463
	Prima Industrie S.p.A. (Machinery)	1,475	62,783
	Societa Cattolica di Assicurazioni S.C. (Insurance)	18,607	171,236
			31,343,944
	Japan 25.1%
	AGC, Inc. (Building Products)	138,200	5,771,980
	Arata Corp. (Distributors)	20,500	1,103,698
	Arisawa Manufacturing Co., Ltd. (Electronic Equipment, Instruments & Components)	59,700	632,692
¤	Astellas Pharma, Inc. (Pharmaceuticals)	411,200	6,683,862
	Belluna Co., Ltd. (Internet & Direct Marketing Retail)	58,000	675,366
	Chubu Electric Power Co., Inc. (Electric Utilities) (b)	361,400	5,560,870
	Chubu Shiryo Co., Ltd. (Food Products)	4,700	68,179
	Concordia Financial Group, Ltd. (Banks)	312,400	1,676,340
	Cosmo Energy Holdings Co., Ltd. (Oil, Gas & Consumable Fuels)	46,600	1,642,034
	Daiho Corp. (Construction & Engineering)	104,000	620,382
	Daito Pharmaceutical Co., Ltd. (Pharmaceuticals)	14,800	463,927
	Daiwa House Industry Co., Ltd. (Real Estate Management & Development)	170,500	6,203,050
	Daiwa Securities Group, Inc. (Capital Markets)	156,400	910,299
	Feed One Co., Ltd. (Food Products)	71,500	141,958
	FUJI SOFT, Inc. (Software)	32,500	1,319,590
	Fukuoka Financial Group, Inc. (Banks)	515,000	2,814,157
	Fukuyama Transporting Co., Ltd. (Road & Rail)	10,900	529,330
	Geo Holdings Corp. (Specialty Retail)	14,600	183,716
	H-ONE Co., Ltd. (Auto Components)	18,800	215,213
	Hakuhodo DY Holdings, Inc. (Media)	148,300	2,273,275
	Hamakyorex Co., Ltd. (Road & Rail)	17,400	601,449
	Haseko Corp. (Household Durables)	9,500	125,658
	Heiwa Real Estate REIT, Inc. (Equity Real Estate Investment Trusts)	394	380,205
	Hoosiers Holdings (Household Durables)	52,600	361,282
	Horiba, Ltd. (Electronic Equipment, Instruments & Components)	50,100	3,445,593
	Hosokawa Micron Corp. (Machinery)	1,800	116,389
	Iida Group Holdings Co., Ltd. (Household Durables)	78,500	1,536,793
	Internet Initiative Japan, Inc. (Internet Software & Services)	29,300	570,985
	Ishihara Sangyo Kaisha, Ltd. (Chemicals) (d)	58,300	716,399
	J Front Retailing Co., Ltd. (Multiline Retail)	31,200	456,218
	Japan Post Holdings Co., Ltd. (Insurance)	537,600	5,923,384
	Japan Securities Finance Co., Ltd. (Diversified Financial Services)	48,900	272,456
	Jeol, Ltd. (Health Care Equipment & Supplies)	25,000	248,401
	JTEKT Corp. (Machinery) (b)	128,600	1,853,984
	JVC Kenwood Corp. (Household Durables)	367,700	1,029,290
	Kanamoto Co., Ltd. (Trading Companies & Distributors)	9,300	289,027
	Kansai Electric Power Co., Inc. (Electric Utilities)	238,900	3,392,865
	KDDI Corp. (Wireless Telecommunication Services)	41,100	1,144,250
	Kobe Steel, Ltd. (Metals & Mining)	253,200	2,484,107
	Kohnan Shoji Co., Ltd. (Specialty Retail)	20,600	449,160
	Marubeni Corp. (Trading Companies & Distributors)	741,400	5,641,310
	Maruha Nichiro Corp. (Food Products)	53,200	1,976,890
	Maruwa Co., Ltd. (Electronic Equipment, Instruments & Components)	8,200	628,485
	Meiko Electronics Co., Ltd. (Electronic Equipment, Instruments & Components) (c)	147,500	3,061,731
	Mirai Corp. (Equity Real Estate Investment Trusts)	278	492,277
	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	232,700	5,181,979
	Mitsubishi Research Institute, Inc. (IT Services)	9,700	373,894
	Mizuho Financial Group, Inc. (Banks)	1,249,500	2,174,598
	Net One Systems Co., Ltd. (IT Services)	106,900	2,326,054
	Nexon Co., Ltd. (Software) (d)	1,900	27,273
	NichiiGakkan Co. (Health Care Providers & Services)	78,200	882,604
	Nikkiso Co., Ltd. (Health Care Equipment & Supplies)	1,700	17,803
	Nippon Carbon Co., Ltd. (Electrical Equipment) (c)	78,800	4,524,402
	Nippon Electric Glass Co., Ltd. (Electronic Equipment, Instruments & Components)	133,500	4,304,141
	Nippon Sheet Glass Co., Ltd. (Building Products)	264,600	2,761,599
	Nippon Soda Co., Ltd. (Chemicals)	39,000	228,458
	Nippon Thompson Co., Ltd. (Machinery)	241,500	1,762,411
	Nippon Yakin Kogyo Co., Ltd. (Metals & Mining)	890,300	2,985,847
	Nippon Yusen KK (Marine)	127,100	2,442,766
	Nittetsu Mining Co., Ltd. (Metals & Mining)	6,800	325,967
	Nohmi Bosai, Ltd. (Electronic Equipment, Instruments & Components)	15,600	311,540
	Nojima Corp. (Specialty Retail)	47,600	976,563
	NTT Data Corp. (IT Services)	215,700	2,455,718
	NuFlare Technology, Inc. (Semiconductors & Semiconductor Equipment)	7,600	466,270
	Pressance Corp. (Household Durables)	67,900	1,031,116
	Rakuten, Inc. (Internet & Direct Marketing Retail)	445,600	3,135,918
	Rengo Co., Ltd. (Containers & Packaging)	442,000	4,035,970
	Ricoh Co., Ltd. (Technology Hardware, Storage & Peripherals)	583,300	5,675,718
	Sanei Architecture Planning Co., Ltd. (Household Durables) (c)	25,800	456,170
	SBI Holdings, Inc. (Capital Markets) (b)	213,500	5,814,135
	SBS Holdings, Inc. (Air Freight & Logistics)	8,400	99,990
	SEED Co. Ltd (Health Care Equipment & Supplies) (c)	52,300	1,004,699
	Seino Holdings Co., Ltd (Road & Rail)	136,400	2,377,531
	SHIFT, Inc. (IT Services) (d)	6,800	292,215
	Shimizu Corp. (Construction & Engineering) (b)	140,300	1,465,549
	Shindengen Electric Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	6,200	293,878
	Shionogi & Co., Ltd. (Pharmaceuticals)	1,200	65,208
	Shiseido Co., Ltd. (Personal Products)	18,100	1,328,990
	Showa Corp. (Auto Components)	199,900	3,353,865
	Sony Corp. (Household Durables) (b)	57,000	2,970,943
	Sumitomo Chemical Co., Ltd. (Chemicals)	354,000	2,029,370
	Sumitomo Corp. (Trading Companies & Distributors)	3,200	52,515
	Sumitomo Heavy Industries, Ltd. (Machinery)	91,500	3,166,883
	Sushiro Global Holdings, Ltd. (Hotels, Restaurants & Leisure) (d)	7,000	388,767
	Tachibana Eletech Co., Ltd. (Electronic Equipment, Instruments & Components)	3,400	59,021
	Tamura Corp. (Electronic Equipment, Instruments & Components)	231,500	1,527,943
	TIS Inc. (IT Services)	87,300	4,184,841
	Toho Holdings Co., Ltd. (Health Care Providers & Services)	31,800	781,527
	Tokio Marine Holdings, Inc. (Insurance) (a)	75,000	3,555,650
	Tokuyama Corp. (Chemicals)	82,400	2,593,999
	TOMONY Holdings, Inc. (Banks)	600	2,694
	Tosoh Corp. (Chemicals)	342,400	5,573,206
	Towa Bank, Ltd. (Banks)	28,800	307,794
	Towa Pharmaceutical Co., Ltd. (Pharmaceuticals)	25,800	1,432,885
	Toyo Tanso Co., Ltd. (Electrical Equipment)	67,300	1,923,029
¤	Toyota Motor Corp. (Automobiles)	144,600	9,446,881
	Tsukishima Kikai Co., Ltd. (Machinery)	14,400	193,820
	World Holdings Co., Ltd. (Professional Services)	14,800	471,207
	Yokogawa Bridge Holdings Corp. (Construction & Engineering)	1,300	23,950
	Yurtec Corp. (Construction & Engineering)	8,400	69,039
			182,405,309
	Liechtenstein 0.0% ‡
	VP Bank A.G. (Capital Markets)	674	131,512

	Luxembourg 0.3%
	ArcelorMittal (Metals & Mining)	31,284	1,006,552
	RTL Group S.A. (Media)	19,543	1,456,854
			2,463,406
	Macau 0.7%
	Wynn Macau, Ltd. (Hotels, Restaurants & Leisure)	1,651,200	4,859,533

	Malta 0.2%
	Catena Media PLC (Internet Software & Services) (d)	115,922	1,530,606

	Netherlands 4.7%
	ABN AMRO Group N.V. (Banks) (e)	112,819	3,126,620
	EXOR N.V. (Diversified Financial Services)	77,812	5,120,887
	Flow Traders (Capital Markets) (e)	49,294	1,464,105
	Heineken Holding N.V. (Beverages)	41,114	3,973,535
	Intertrust N.V. (Professional Services) (e)	32,456	565,491
¤	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	262,472	6,677,080
¤	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	162,385	7,128,279
	Randstad N.V. (Professional Services)	50,124	3,180,314
	Royal Dutch Shell PLC, Class A (Oil, Gas & Consumable Fuels)	85,860	2,946,987
			34,183,298
	New Zealand 0.2%
	Air New Zealand, Ltd. (Airlines)	259,256	573,420
	SKY Network Television, Ltd. (Media)	40,611	75,014
	Summerset Group Holdings, Ltd. (Health Care Providers & Services)	102,771	541,477
			1,189,911
	Norway 3.2%
	Austevoll Seafood ASA (Food Products)	293,019	4,267,764
	B2Holding ASA (Consumer Finance)	384,497	823,048
	DNO ASA (Oil, Gas & Consumable Fuels) (d)	2,188,129	4,634,247
	Grieg Seafood ASA (Food Products)	315,391	3,744,873
	Kvaerner ASA (Energy Equipment & Services) (d)	48,767	87,769
	Leroy Seafood Group ASA (Food Products)	337,032	2,651,085
	Marine Harvest ASA (Food Products)	129,666	2,835,224
	Norway Royal Salmon ASA (Food Products)	18,367	466,119
	TGS NOPEC Geophysical Co. ASA (Energy Equipment & Services)	103,344	3,940,341
			23,450,470
	Portugal 0.4%
	Altri SGPS S.A. (Paper & Forest Products)	209,492	2,143,483
	CTT-Correios de Portugal S.A. (Air Freight & Logistics)	91,966	323,267
	Mota-Engil SGPS S.A. (Construction & Engineering) (d)	143,696	481,408
	Semapa-Sociedade de Investimento e Gestao (Paper & Forest Products)	5,426	127,532
			3,075,690
	Russia 0.3%
	Evraz PLC (Metals & Mining)	256,656	1,876,387

	Singapore 1.0%
	Chip Eng Seng Corp., Ltd. (Construction & Engineering)	473,900	280,229
	Genting Singapore, Ltd. (Hotels, Restaurants & Leisure)	5,349,900	5,030,207
	Singapore Airlines, Ltd. (Airlines)	268,700	1,946,143
			7,256,579
	Spain 3.0%
	Almirall S.A. (Pharmaceuticals)	35,424	507,018
	Banco Santander S.A. (Banks)	61,913	348,922
	CaixaBank S.A. (Banks)	993,495	4,597,018
	Ence Energia y Celulosa S.A. (Paper & Forest Products)	461,118	4,351,411
	Iberdrola S.A. (Electric Utilities)	706,766	5,495,938
	Repsol S.A. (Oil, Gas & Consumable Fuels) (b)	324,017	6,431,645
	Sacyr S.A. (Construction & Engineering)	12,497	39,895
			21,771,847
	Sweden 2.9%
	Atlas Copco A.B., Class A (Machinery)	33,442	957,664
	Essity AB, Class B (Household Products)	31,729	793,500
	G5 Entertainment A.B. (Software)	32,252	1,501,654
	Granges A.B. (Metals & Mining)	4,185	52,402
	Mycronic A.B. (Electronic Equipment, Instruments & Components) (c)	75,494	769,712
	Nobina A.B. (Road & Rail) (e)	95,903	665,315
	Paradox Interactive A.B. (Software)	28,124	616,026
	Peab A.B. (Construction & Engineering)	102,579	826,540
	Scandic Hotels Group A.B. (Hotels, Restaurants & Leisure) (e)	31,612	330,395
	Securitas A.B., Class B (Commercial Services & Supplies)	13,120	236,200
	SKF A.B., Class B (Machinery)	288,157	5,925,063
	SSAB A.B., Class A (Metals & Mining)	571,224	2,816,183
	Swedish Orphan Biovitrum A.B. (Biotechnology) (d)	188,462	5,096,841
	Tethys Oil A.B. (Oil, Gas & Consumable Fuels)	23,087	286,456
			20,873,951
	Switzerland 8.1%
	Adecco Group A.G., Registered (Professional Services)	57,300	3,528,914
	Ferrexpo PLC (Metals & Mining)	1,388,704	3,556,171
	Glencore PLC (Metals & Mining) (d)	84,860	372,576
	Leonteq A.G. (Capital Markets) (c)	27,718	1,541,055
¤	Nestle S.A., Registered (Food Products) (b)	103,614	8,444,831
¤	Novartis A.G., Registered (Pharmaceuticals)	114,464	9,622,768
¤	Roche Holding A.G. (Pharmaceuticals) (a)	56,707	13,919,746
	Schweizerische Nationalbank, Registered (Diversified Financial Services)	80	502,550
	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	252,946	5,503,031
	Swatch Group A.G. (Textiles, Apparel & Luxury Goods)	4,697	2,110,484
	Swissquote Group Holding S.A., Registered (Capital Markets)	27,120	1,780,336
	Vifor Pharma A.G. (Pharmaceuticals)	2,643	501,026
¤	Zurich Insurance Group A.G. (Insurance)	23,480	7,225,528
			58,609,016
	United Kingdom 12.8%
	Anglo American PLC (Metals & Mining)	275,637	6,269,049
	AstraZeneca PLC (Pharmaceuticals)	4,184	322,089
	Barratt Developments PLC (Household Durables)	688,158	4,823,309
	Bovis Homes Group PLC (Household Durables)	102,197	1,547,289
	BP PLC (Oil, Gas & Consumable Fuels)	548,325	4,126,062
	British American Tobacco PLC (Tobacco) (b)	26,328	1,451,731
	Computacenter PLC (IT Services)	142,445	2,927,889
	Convatec Group PLC (Health Care Equipment & Supplies) (e)	31,680	91,064
	Diageo PLC (Beverages)	6,280	230,964
	EnQuest PLC (Oil, Gas & Consumable Fuels) (d)	1,229,512	582,580
	Games Workshop Group PLC (Leisure Products)	6,423	252,494
	Genel Energy PLC (Oil, Gas & Consumable Fuels) (c)	519,938	1,846,012
	GlaxoSmithKline PLC (Pharmaceuticals) (a)	169,883	3,526,649
	Go-Ahead Group PLC (Road & Rail)	18,298	370,343
	Gulf Keystone Petroleum, Ltd. (Oil, Gas & Consumable Fuels) (d)	515,281	1,738,173
	HSBC Holdings PLC (Banks)	536,737	5,146,328
	Imperial Brands PLC (Tobacco)	89,645	3,438,128
	International Consolidated Airlines Group S.A. (Airlines)	677,259	6,295,052
	J.D. Wetherspoon PLC (Hotels, Restaurants & Leisure)	33,438	535,007
	Legal & General Group PLC (Insurance)	1,323,452	4,563,352
	Lloyds Banking Group PLC (Banks)	8,066,352	6,604,474
	Morgan Sindall Group PLC (Construction & Engineering)	152	2,813
	Next PLC (Multiline Retail)	69,293	5,398,821
	OneSavings Bank PLC (Thrifts & Mortgage Finance)	364,261	2,079,781
	Paragon Banking Group PLC (Thrifts & Mortgage Finance)	83,021	542,667
	Persimmon PLC (Household Durables)	157,808	5,140,987
	Pets at Home Group PLC (Specialty Retail) (b)	668,555	1,018,791
	Redrow PLC (Household Durables)	92,003	648,473
	Rio Tinto, Ltd. (Metals & Mining)	89,353	5,390,445
	Royal Mail PLC (Air Freight & Logistics)	96,224	592,215
	Softcat PLC (IT Services) (b)	116,103	1,231,319
	Tesco PLC (Food & Staples Retailing)	1,946,068	6,648,871
	Unilever N.V., CVA (Personal Products)	1,229	70,764
	Unilever PLC (Personal Products)	35,345	2,020,374
	Vedanta Resources PLC (Metals & Mining)	1,975	21,257
	WPP PLC (Media)	386,414	6,045,675
			93,541,291
	United States 1.4%
	Carnival PLC (Hotels, Restaurants & Leisure) (a)	6,177	358,762
¤	Shire PLC (Biotechnology)	132,654	7,575,741
	Sims Metal Management, Ltd. (Metals & Mining)	159,042	2,026,448
			9,960,951
	Total Common Stocks (Cost $719,609,244)		733,511,019

	Preferred Stocks 0.2%
	Germany 0.2%
	Schaeffler A.G. 3.80% (Auto Components)	105,979	1,452,419

	Total Preferred Stocks (Cost $1,604,239)		1,452,419

	Short-Term Investment 0.1%
	Affiliated Investment Company 0.1%
	MainStay U.S. Government Liquidity Fund, 1.75% (f)	502,419	502,419

	Total Short-Term Investment (Cost $502,419)		502,419

	Total Investments, Before Investments Sold Short (Cost $721,715,902)	101.1%	735,465,857

	Investments Sold Short (2.4%)
	Common Stocks Sold Short (0.0%)‡	Shares
	Australia (0.0%) ‡
	Jacana Minerals, Ltd. (Metals & Mining) (d)(g)(h)(i)	(26,409)	(2)
	Virgin Australia International Holdings Pty, Ltd. (Airlines) (d)(g)(h)(i)	(444,108)	(33)
			(35)
	China (0.0%) ‡
	Boshiwa International Holding, Ltd. (Specialty Retail) (d)(g)(h)(i)	(86,000)	(2,739)

	Hong Kong (0.0%) ‡
	Anxin-China Holdings, Ltd. (Electronic Equipment, Instruments & Components) (d)(g)(h)(i)	(1,608,000)	(20,487)

	Total Common Stocks Sold Short (Proceeds $315,432)		(23,261)

	Exchange-Traded Funds Sold Short (2.4%)
	United States (2.4%)
	iShares MSCI EAFE ETF (Capital Markets)	(253,032)	(17,428,844)

	Total Exchange-Traded Funds Sold Short (Proceeds $17,316,276)		(17,428,844)

		Number of Rights
	Rights Sold Short (0.0%)‡
	Austria (0.0%) ‡
	Intercell A.G. (Biotechnology) (d)(g)(h)(i)	(19,159)	(2)

	Total Rights Sold Short (Proceeds $0)		(2)

		Number of Warrants
	Warrants Sold Short (0.0%)‡
	Singapore (0.0%) ‡
	Ezion Holdings, Ltd. (Energy Equipment & Services) (d)(g)(h)(i)	(2,005,620)	(2,357)

	Total Warrants Sold Short (Proceeds $0)		(2,357)

	Total Investments Sold Short (Proceeds $17,631,708)		(17,454,464)

	Total Investments, Net of Investments Sold Short (Cost $704,084,194)	98.7%	718,011,393

	Other Assets, Less Liabilities	1.3	9,782,757

	Net Assets	100.0%	$727,794,150

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Represents a security, or a portion thereof, which is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(b)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(c)	All or a portion of this security was held on loan. As of July 31, 2018, the market value of securities loaned was $15,419,457 and the Fund received non-cash collateral in the amount of $16,423,467.
(d)	Non-income producing security.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	Rate reported is the current yield as of July 31, 2018.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Illiquid security - As of July 31, 2018, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $(25,620), which represented less than one-tenth of a percent of the Fund's net assets.
(i)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2018, the total market value of fair valued securities was $(25,620), which represented less than one-tenth of a percent of the Fund's net assets.

Swap Contracts

Open OTC total return equity swap contracts as of July 31, 2018 were as follows:

Swap Counterparty	Reference Obligation	Floating Rate [1]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)*	Unrealized Appreciation
Australia
Citigroup	Altura Mining, Ltd.	1 month LIBOR BBA minus 6.96%	11/26/2018	Monthly	$(1,343)	$320,820
Citigroup	Ardent Leisure Group	1 month LIBOR BBA minus 1.00%	11/26/2018	Monthly	(2,896)	12,677
Citigroup	Bellamy's Australia, Ltd.	1 month LIBOR BBA minus 3.00%	11/26/2018	Monthly	(365)	32,477
Citigroup	Bendigo & Adelaide Bank, Ltd.	1 month LIBOR BBA plus 0.50%	11/26/2018	Monthly	8,162	265,079
Citigroup	Clean TeQ Holdings, Ltd.	1 month LIBOR BBA minus 12.80%	11/26/2018	Monthly	(2,455)	1,081,835
Citigroup	CSL, Ltd.	1 month LIBOR BBA plus 0.50%	11/26/2018	Monthly	7,142	154,211
Citigroup	Emeco Holdings, Ltd.	1 month LIBOR BBA minus 0.902%	11/26/2018	Monthly	(394)	7,284
Citigroup	Galaxy Resources, Ltd.	1 month LIBOR BBA minus 12.00%	11/26/2018	Monthly	(3,396)	360,151
Citigroup	Global Geoscience, Ltd.	1 month LIBOR BBA minus 6.77%	11/26/2018	Monthly	(428)	152,994
Citigroup	Kidman Resources, Ltd.	1 month LIBOR BBA minus 6.00%	11/26/2018	Monthly	(774)	144,823
Citigroup	Lynas Corp., Ltd.	1 month LIBOR BBA minus 3.00%	11/26/2018	Monthly	(2,963)	17,768
Citigroup	Metals X, Ltd.	1 month LIBOR BBA minus 1.92%	11/26/2018	Monthly	(836)	152,415
Citigroup	Nufarm, Ltd.	1 month LIBOR BBA minus 0.50%	11/26/2018	Monthly	(1,158)	170,445
Citigroup	Vocus Group, Ltd.	1 month LIBOR BBA minus 0.75%	11/26/2018	Monthly	(2,300)	217,822
Citigroup	Wesfarmers, Ltd.	1 month LIBOR BBA plus 0.50%	11/26/2018	Monthly	7,416	257,225
Citigroup	Whitehaven Coal, Ltd.	1 month LIBOR BBA plus 0.50%	11/26/2018	Monthly	2,483	184,510
Austria
Citigroup	Zumtobel Group A.G.	1 month LIBOR BBA minus 1.01%	11/21/2018	Monthly	(747)	232,447
Belgium
Citigroup	Euronav N.V.	1 month LIBOR BBA minus 0.50%	11/21/2018	Monthly	(1,211)	5,896
Citigroup	Ion Beam Applications	1 month LIBOR BBA minus 6.50%	11/21/2018	Monthly	(3,853)	102,417
Citigroup	Kinepolis Group N.V.	1 month LIBOR BBA minus 1.66%	11/21/2018	Monthly	(463)	38,917
Citigroup	Nyrstar N.V.	1 month LIBOR BBA minus 8.76%	11/21/2018	Monthly	(919)	257,060
Denmark
Citigroup	Bang & Olufsen A/S	1 month LIBOR BBA minus 0.40%	11/21/2018	Monthly	(327)	18,368
Citigroup	Zealand Pharma A/S	1 month LIBOR BBA minus 10.73%	11/21/2018	Monthly	(141)	4,863
France
Citigroup	Claranova SADIR	1 month LIBOR BBA minus 9.00%	11/21/2018	Monthly	(134)	2
Citigroup	DBV Technologies S.A.	1 month LIBOR BBA minus 2.24%	11/21/2018	Monthly	(3,129)	723,067
Citigroup	Europcar Groupe S.A.	1 month LIBOR BBA minus 0.52%	11/21/2018	Monthly	(1,935)	103,394
Citigroup	Innate Pharma S.A.	1 month LIBOR BBA minus 15.00%	11/21/2018	Monthly	(139)	27,319
Citigroup	Nanobiotix	1 month LIBOR BBA minus 26.73%	11/21/2018	Monthly	(327)	22,898
Citigroup	Peugeot S.A.	1 month LIBOR BBA plus 0.40%	11/21/2018	Monthly	7,020	1,348,235
Citigroup	S.O.I.T.E.C.	1 month LIBOR BBA minus 0.63%	11/21/2018	Monthly	(1,710)	21,622
Citigroup	SRP Groupe S.A.	1 month LIBOR BBA minus 10.66%	11/21/2018	Monthly	(547)	194,534
Citigroup	Tarkett S.A.	1 month LIBOR BBA minus 0.50%	11/21/2018	Monthly	(2,984)	298,562
Citigroup	Technicolor S.A., Registered	1 month LIBOR BBA minus 2.32%	11/21/2018	Monthly	(5,033)	1,653,936
Citigroup	TOTAL S.A.	1 month LIBOR BBA plus 0.40%	11/21/2018	Monthly	8,333	464,913
Citigroup	Virbac S.A.	1 month LIBOR BBA minus 0.70%	11/21/2018	Monthly	(316)	12,825
Germany
Citigroup	Allianz S.E., Registered	1 month LIBOR BBA plus 0.40%	11/21/2018	Monthly	10,046	267,918
Citigroup	Dialog Semiconductor PLC	1 month LIBOR BBA minus 0.40%	11/21/2018	Monthly	(2,952)	53,076
Citigroup	GRENKE A.G.	1 month LIBOR BBA minus 1.20%	11/21/2018	Monthly	(2,862)	106,722
Citigroup	SLM Solutions Group A.G.	1 month LIBOR BBA minus 11.43%	11/21/2018	Monthly	(1,242)	294,898
Citigroup	Tele Columbus A.G.	1 month LIBOR BBA minus 3.20%	11/21/2018	Monthly	(349)	35,848
Hong Kong
Citigroup	Esprit Holdings, Ltd.	1 month LIBOR BBA minus 0.80%	11/30/2018	Monthly	(3,530)	974,905
Citigroup	OP Financial, Ltd.	1 month LIBOR BBA minus 13.58%	11/30/2018	Monthly	(260)	16,473
Citigroup	We Solutions, Ltd.	1 month LIBOR BBA minus 14.50%	11/30/2018	Monthly	(113)	22,214
Italy
Citigroup	Ansaldo STS SpA	1 month LIBOR BBA minus 0.49%	11/21/2018	Monthly	(1,096)	23,694
Citigroup	Credito Valtellinese SpA	1 month LIBOR BBA minus 7.77%	11/21/2018	Monthly	(3,072)	9,302
Citigroup	Datalogic SpA	1 month LIBOR BBA minus 0.40%	11/21/2018	Monthly	(739)	7,890
Citigroup	De' Longhi SpA	1 month LIBOR BBA minus 0.41%	11/21/2018	Monthly	(1,816)	11,625
Citigroup	FinecoBank Banca Fineco SpA	1 month LIBOR BBA minus 0.40%	11/21/2018	Monthly	(1,138)	14,181
Citigroup	Safilo Group S.p.A.	1 month LIBOR BBA minus 1.75%	11/21/2018	Monthly	(506)	61,864
Japan
Citigroup	Adastria Co., Ltd.	1 month LIBOR BBA minus 2.26%	11/26/2018	Monthly	(2,160)	88,825
Citigroup	BROCCOLI Co., Ltd.	1 month LIBOR BBA minus 10.00%	11/26/2018	Monthly	(282)	4,459
Citigroup	Clarion Co., Ltd.	1 month LIBOR BBA minus 0.72%	11/26/2018	Monthly	(445)	18,174
Citigroup	COOKPAD, Inc.	1 month LIBOR BBA minus 6.00%	11/26/2018	Monthly	(1,302)	158,995
Citigroup	CTS Co., Ltd.	1 month LIBOR BBA minus 5.23%	11/26/2018	Monthly	(450)	8,578
Citigroup	Dexerials Corp.	1 month LIBOR BBA minus 0.75%	11/26/2018	Monthly	(620)	1,058
Citigroup	FP Corp.	1 month LIBOR BBA minus 0.50%	11/26/2018	Monthly	(1,592)	52,679
Citigroup	FreakOut Holdings, Inc.	1 month LIBOR BBA minus 12.38%	11/26/2018	Monthly	(868)	365,148
Citigroup	Fujitsu General, Ltd.	1 month LIBOR BBA minus 0.50%	11/26/2018	Monthly	(1,389)	88,115
Citigroup	Funai Soken Holdings, Inc.	1 month LIBOR BBA minus 0.54%	11/26/2018	Monthly	(1,397)	82,733
Citigroup	House Do Co., Ltd.	1 month LIBOR BBA minus 6.75%	11/26/2018	Monthly	(530)	59,873
Citigroup	LIFULL Co., Ltd.	1 month LIBOR BBA minus 0.75%	11/26/2018	Monthly	(814)	31,667
Citigroup	Matsuya Co., Ltd.	1 month LIBOR BBA minus 0.65%	11/26/2018	Monthly	(1,645)	148,883
Citigroup	Medical Data Vision Co., Ltd.	1 month LIBOR BBA minus 10.69%	11/26/2018	Monthly	(1,481)	42,404
Citigroup	Mitsubishi Pencil Co., Ltd.	1 month LIBOR BBA minus 0.50%	11/26/2018	Monthly	(170)	5,872
Citigroup	Mitsui & Co., Ltd.	1 month LIBOR BBA plus 0.50%	11/26/2018	Monthly	7,688	489,475
Citigroup	Miyakoshi Holdings, Inc.	1 month LIBOR BBA minus 5.75%	11/26/2018	Monthly	(164)	16,433
Citigroup	Orient Corp.	1 month LIBOR BBA minus 1.43%	11/26/2018	Monthly	(1,445)	21,721
Citigroup	OSAKA Titanium Technologies Co., Ltd.	1 month LIBOR BBA minus 4.00%	11/26/2018	Monthly	(1,387)	31,135
Citigroup	Pacific Metals Co., Ltd.	1 month LIBOR BBA minus 1.25%	11/26/2018	Monthly	(2,310)	247,163
Citigroup	Sanden Holdings Corp.	1 month LIBOR BBA minus 0.50%	11/26/2018	Monthly	(112)	5,770
Citigroup	SEC Carbon, Ltd.	1 month LIBOR BBA minus 9.50%	11/26/2018	Monthly	(171)	6,452
Citigroup	Septeni Holdings Co., Ltd.	1 month LIBOR BBA minus 1.75%	11/26/2018	Monthly	(175)	73,496
Citigroup	Seven & i Holdings Co., Ltd.	1 month LIBOR BBA plus 0.50%	11/26/2018	Monthly	7,164	9,767
Citigroup	Sony Corp.	1 month LIBOR BBA plus 0.50%	11/26/2018	Monthly	8,742	250,391
Citigroup	Tokyo Base Co., Ltd.	1 month LIBOR BBA minus 15.50%	11/26/2018	Monthly	(232)	15,094
Citigroup	WATAMI Co., Ltd.	1 month LIBOR BBA minus 1.00%	11/26/2018	Monthly	(55)	2,340
Citigroup	Yasunaga Corp.	1 month LIBOR BBA minus 11.50%	11/26/2018	Monthly	(685)	140,690
Citigroup	Yushin Precision Equipment Co., Ltd.	1 month LIBOR BBA minus 3.25%	11/26/2018	Monthly	(142)	25,024
Kazakhstan
Citigroup	Nostrum Oil & Gas PLC	1 month LIBOR BBA minus 1.61%	11/21/2018	Monthly	(467)	163,337
Netherlands
Citigroup	Accell Group	1 month LIBOR BBA minus 0.50%	11/21/2018	Monthly	(149)	4,281
Citigroup	NN Group N.V.	1 month LIBOR BBA plus 0.40%	11/21/2018	Monthly	6,598	230,520
Norway
Citigroup	Nordic Nanovector ASA	1 month LIBOR BBA minus 5.76%	11/21/2018	Monthly	(2,002)	401,918
Citigroup	Otello Corp ASA	1 month LIBOR BBA minus 1.00%	11/21/2018	Monthly	(635)	109,127
Citigroup	Salmar ASA	1 month LIBOR BBA plus 0.40%	11/21/2018	Monthly	5,525	1,472,411
Citigroup	Sbanken ASA	1 month LIBOR BBA minus 0.413%	11/21/2018	Monthly	(397)	6,960
Citigroup	Schibsted ASA	1 month LIBOR BBA minus 0.40%	11/21/2018	Monthly	(1,461)	6,578
Citigroup	XXL ASA	1 month LIBOR BBA minus 0.53%	11/21/2018	Monthly	(1,220)	311,635
Portugal
Citigroup	Pharol SGPS S.A.	1 month LIBOR BBA minus 7.83%	11/21/2018	Monthly	(385)	127,000
Singapore
Citigroup	COSCO Shipping International Singapore Co., Ltd.	1 month LIBOR BBA minus 10.49%	11/30/2018	Monthly	(1,622)	239,717
Citigroup	Sembcorp Marine, Ltd.	1 month LIBOR BBA minus 9.16%	11/30/2018	Monthly	(598)	31,489
Spain
Citigroup	ACS Actividades de Construccion y Servicios S.A.	1 month LIBOR BBA plus 0.40%	11/21/2018	Monthly	6,702	767,838
Citigroup	Neinor Homes S.A.	1 month LIBOR BBA minus 0.56%	11/21/2018	Monthly	(2,008)	54,108
Citigroup	Pharma Mar S.A.	1 month LIBOR BBA minus 2.25%	11/21/2018	Monthly	(898)	114,204
Citigroup	Promotora de Informaciones S.A., Class A	1 month LIBOR BBA minus 6.50%	11/21/2018	Monthly	(168)	9,441
Citigroup	Solaria Energia y Medio Ambiente S.A.	1 month LIBOR BBA minus 8.00%	11/21/2018	Monthly	(33)	3,030
Citigroup	Tubacex S.A.	1 month LIBOR BBA minus 2.64%	11/21/2018	Monthly	(873)	49,747
Sweden
Citigroup	AXACTOR AB	1 month LIBOR BBA minus 5.84%	11/21/2018	Monthly	(821)	67,365
Citigroup	LeoVegas AB	1 month LIBOR BBA minus 0.40%	11/21/2018	Monthly	(204)	2,976
Citigroup	RaySearch Laboratories AB	1 month LIBOR BBA minus 2.48%	11/21/2018	Monthly	(2,085)	444,071
Citigroup	Tobii AB	1 month LIBOR BBA minus 14.00%	11/21/2018	Monthly	(53)	617
Citigroup	Vitrolife AB	1 month LIBOR BBA minus 0.40%	11/21/2018	Monthly	(484)	49,865
Switzerland
Citigroup	Basilea Pharmaceutica A.G., Registered	1 month LIBOR BBA minus 1.508%	11/21/2018	Monthly	(1,452)	63,219
Citigroup	COSMO Pharmaceuticals N.V.	1 month LIBOR BBA minus 7.00%	11/21/2018	Monthly	(3,892)	142,228
Citigroup	Kudelski S.A.	1 month LIBOR BBA minus 12.50%	11/21/2018	Monthly	(64)	2,280
Citigroup	Meyer Burger Technology A.G.	1 month LIBOR BBA minus 2.92%	11/21/2018	Monthly	(3,012)	1,001,546
United Kingdom
Citigroup	Acacia Mining PLC	1 month LIBOR BBA minus 0.76%	11/21/2018	Monthly	(1,228)	188,408
Citigroup	Capita PLC	1 month LIBOR BBA minus 0.50%	11/21/2018	Monthly	(1,881)	160,832
Citigroup	Dunelm Group PLC	1 month LIBOR BBA minus 0.35%	11/21/2018	Monthly	(831)	7,906
Citigroup	GlaxoSmithKline PLC	1 month LIBOR BBA plus 0.35%	11/21/2018	Monthly	10,620	486,810
Citigroup	J. Sainsbury PLC	1 month LIBOR BBA plus 0.35%	11/21/2018	Monthly	6,047	1,344,068
Citigroup	Lancashire Holdings, Ltd.	1 month LIBOR BBA minus 0.35%	11/21/2018	Monthly	(3,481)	380,254
Citigroup	Metro Bank PLC	1 month LIBOR BBA minus 3.23%	11/21/2018	Monthly	(4,180)	356,456
Citigroup	Mitie Group PLC	1 month LIBOR BBA minus 0.46%	11/21/2018	Monthly	(618)	29,069
Citigroup	NCC Group PLC	1 month LIBOR BBA minus 1.25%	11/21/2018	Monthly	(2,989)	74,818
Citigroup	On the Beach Group PLC	1 month LIBOR BBA minus 0.71%	11/21/2018	Monthly	(2,310)	350,022
Citigroup	Petra Diamonds, Ltd.	1 month LIBOR BBA minus 1.19%	11/21/2018	Monthly	(3,600)	1,157,723
Citigroup	Rio Tinto PLC, Registered	1 month LIBOR BBA plus 0.35%	11/21/2018	Monthly	8,491	1,250,368
Citigroup	Royal Dutch Shell PLC, Class B	1 month LIBOR BBA plus 0.35%	11/21/2018	Monthly	11,575	824,331
Citigroup	Serco Group PLC	1 month LIBOR BBA minus 0.48%	11/21/2018	Monthly	(3,886)	184,281
Citigroup	Stobart Group, Ltd.	1 month LIBOR BBA minus 0.35%	11/21/2018	Monthly	(1,015)	55,047
Citigroup	Superdry PLC	1 month LIBOR BBA minus 0.35%	11/21/2018	Monthly	(2,365)	34,868
Citigroup	Ted Baker PLC	1 month LIBOR BBA minus 0.35%	11/21/2018	Monthly	(2,821)	190,947
Citigroup	Telecom Plus PLC	1 month LIBOR BBA minus 0.36%	11/21/2018	Monthly	(1,861)	167,603
Citigroup	Vectura Group PLC	1 month LIBOR BBA minus 0.44%	11/21/2018	Monthly	(4,053)	378,510
					$(17.269)	$26,956,664

Swap Counterparty	Reference Obligation	Floating Rate [1]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)*	Unrealized Depreciation
Australia
Citigroup	Australian Agricultural Co., Ltd.	1 month LIBOR BBA minus 1.50%	11/26/2018	Monthly	$(590)	$(32,885)
Citigroup	Corporate Travel Management, Ltd.	1 month LIBOR BBA minus 0.50%	11/26/2018	Monthly	(368)	(20,350)
Citigroup	GUD Holdings, Ltd.	1 month LIBOR BBA minus 0.50%	11/26/2018	Monthly	(104)	(10,555)
Citigroup	HT&E, Ltd.	1 month LIBOR BBA minus 0.81%	11/26/2018	Monthly	(1,944)	(401,493)
Citigroup	InvoCare, Ltd.	1 month LIBOR BBA minus 0.82%	11/26/2018	Monthly	(1,860)	(185,268)
Citigroup	Liquefied Natural Gas, Ltd.	1 month LIBOR BBA minus 10.00%	11/26/2018	Monthly	(169)	(13,887)
Citigroup	Mineral Resources, Ltd.	1 month LIBOR BBA plus 0.50%	11/26/2018	Monthly	2,445	(43,767)
Citigroup	Nanosonics, Ltd.	1 month LIBOR BBA minus 0.51%	11/26/2018	Monthly	(3,628)	(292,104)
Citigroup	Pilbara Minerals, Ltd.	1 month LIBOR BBA minus 13.03%	11/26/2018	Monthly	(665)	(19,019)
Citigroup	Seven West Media, Ltd.	1 month LIBOR BBA minus 0.50%	11/26/2018	Monthly	(144)	(44,662)
Citigroup	South32, Ltd.	1 month LIBOR BBA plus 0.50%	11/26/2018	Monthly	4,878	(366,940)
Citigroup	Technology One, Ltd.	1 month LIBOR BBA minus 1.00%	11/26/2018	Monthly	(720)	(114,741)
Citigroup	Virgin Australia Holdings, Ltd.	1 month LIBOR BBA minus 5.00%	11/26/2018	Monthly	(125)	(6,067)
Citigroup	Webjet, Ltd.	1 month LIBOR BBA minus 1.00%	11/26/2018	Monthly	(1,742)	(421,267)
Citigroup	WiseTech Global, Ltd.	1 month LIBOR BBA minus 0.75%	11/26/2018	Monthly	(118)	(7,687)
Austria
Citigroup	FACC A.G.	1 month LIBOR BBA minus 0.51%	11/21/2018	Monthly	(1,232)	(57,559)
Citigroup	Lenzing A.G.	1 month LIBOR BBA minus 0.40%	11/21/2018	Monthly	(332)	(30,577)
Belgium
Citigroup	Ontex Group N.V.	1 month LIBOR BBA minus 1.35%	11/21/2018	Monthly	(1,539)	(20,665)
Denmark
Citigroup	ALK-Abello A/S	1 month LIBOR BBA minus 1.25%	11/21/2018	Monthly	(3,912)	(925,646)
Citigroup	Bavarian Nordic A/S	1 month LIBOR BBA minus 6.00%	11/21/2018	Monthly	(1,101)	(67,950)
Finland
Citigroup	Caverion OYJ	1 month LIBOR BBA minus 2.182%	11/21/2018	Monthly	(1,074)	(67,024)
Citigroup	Lehto Group OYJ	1 month LIBOR BBA minus 1.78%	11/21/2018	Monthly	(383)	(5,003)
France
Citigroup	Air France-KLM	1 month LIBOR BBA minus 0.40%	11/21/2018	Monthly	(2,950)	(262,586)
Citigroup	AXA S.A.	1 month LIBOR BBA plus 0.40%	11/21/2018	Monthly	8,226	(450,594)
Citigroup	BNP Paribas S.A.	1 month LIBOR BBA plus 0.40%	11/21/2018	Monthly	10,893	(1,903,076)
Citigroup	Chargeurs S.A.	1 month LIBOR BBA minus 0.28%	11/21/2018	Monthly	(47)	(4,038)
Citigroup	Direct Energie	1 month LIBOR BBA minus 9.80%	11/21/2018	Monthly	(114)	(23,842)
Citigroup	Elior Group S.A.	1 month LIBOR BBA minus 0.40%	11/21/2018	Monthly	(1,773)	(8,167)
Citigroup	Sanofi	1 month LIBOR BBA plus 0.40%	11/21/2018	Monthly	12,478	(528,925)
Citigroup	Solocal Group	1 month LIBOR BBA minus 3.84%	11/21/2018	Monthly	(2,978)	(432,088)
Citigroup	Vallourec S.A.	1 month LIBOR BBA minus 4.46%	11/21/2018	Monthly	(2,378)	(116,974)
Germany
Citigroup	Aumann A.G.	1 month LIBOR BBA minus 6.47%	11/21/2018	Monthly	(703)	(32,161)
Citigroup	BASF S.E.	1 month LIBOR BBA plus 0.40%	11/21/2018	Monthly	4,889	(639,928)
Citigroup	Basler A.G.	1 month LIBOR BBA minus 4.56%	11/21/2018	Monthly	(512)	(2,260)
Citigroup	Bayer A.G., Registered	1 month LIBOR BBA plus 0.40%	11/21/2018	Monthly	20,061	(57,176)
Citigroup	Fielmann A.G.	1 month LIBOR BBA minus 0.40%	11/21/2018	Monthly	(2,042)	(40,438)
Citigroup	Hypoport A.G.	1 month LIBOR BBA minus 5.50%	11/21/2018	Monthly	(3,046)	(638,145)
Citigroup	SGL Carbon S.E.	1 month LIBOR BBA minus 4.32%	11/21/2018	Monthly	(925)	(3,007)
Citigroup	Volkswagen A.G.	1 month LIBOR BBA plus 0.40%	11/21/2018	Monthly	7,330	(17,499)
Citigroup	Vossloh A.G.	1 month LIBOR BBA minus 8.25%	11/21/2018	Monthly	(111)	(3,653)
Citigroup	zooplus A.G.	1 month LIBOR BBA minus 4.50%	11/21/2018	Monthly	(3,456)	(25,509)
Hong Kong
Citigroup	Camsing International Holding, Ltd.	1 month LIBOR BBA minus 10.52%	11/30/2018	Monthly	(351)	(28,871)
Italy
Citigroup	Bio On S.p.A.	1 month LIBOR BBA minus 2.86%	11/21/2018	Monthly	(386)	(308,169)
Citigroup	Cerved Group SpA	1 month LIBOR BBA minus 0.40%	11/21/2018	Monthly	(1,339)	(64,037)
Citigroup	Fila SpA	1 month LIBOR BBA minus 1.26%	11/21/2018	Monthly	(853)	(35,033)
Citigroup	OVS SpA	1 month LIBOR BBA minus 0.40%	11/21/2018	Monthly	(523)	(13,948)
Citigroup	Saipem SpA	1 month LIBOR BBA minus 0.40%	11/21/2018	Monthly	(843)	(125,088)
Citigroup	Tamburi Investment Partners SpA	1 month LIBOR BBA minus 0.54%	11/21/2018	Monthly	(2,622)	(53,721)
Japan
Citigroup	Anicom Holdings, Inc.	1 month LIBOR BBA minus 4.00%	11/26/2018	Monthly	(3,176)	(758,179)
Citigroup	Benefit One, Inc.	1 month LIBOR BBA minus 1.25%	11/26/2018	Monthly	(201)	(874)
Citigroup	Chiyoda Co., Ltd.	1 month LIBOR BBA minus 0.50%	11/26/2018	Monthly	(268)	(12,880)
Citigroup	Chiyoda Corp.	1 month LIBOR BBA minus 1.25%	11/26/2018	Monthly	(117)	(1,493)
Citigroup	EM Systems Co., Ltd.	1 month LIBOR BBA minus 1.90%	11/26/2018	Monthly	(166)	(6,101)
Citigroup	eRex Co., Ltd.	1 month LIBOR BBA minus 9.50%	11/26/2018	Monthly	(78)	(460)
Citigroup	Fuso Chemical Co., Ltd.	1 month LIBOR BBA minus 1.32%	11/26/2018	Monthly	(564)	(18,493)
Citigroup	Giken, Ltd.	1 month LIBOR BBA minus 5.00%	11/26/2018	Monthly	(371)	(31,392)
Citigroup	Gree, Inc.	1 month LIBOR BBA minus 0.50%	11/26/2018	Monthly	(321)	(8,031)
Citigroup	Hirata Corp.	1 month LIBOR BBA minus 9.00%	11/26/2018	Monthly	(1,816)	(74,863)
Citigroup	Hitachi, Ltd.	1 month LIBOR BBA plus 0.50%	11/26/2018	Monthly	7,143	(498,981)
Citigroup	JINS, Inc.	1 month LIBOR BBA minus 2.47%	11/26/2018	Monthly	(1,365)	(177,338)
Citigroup	Mebuki Financial Group, Inc.	1 month LIBOR BBA plus 0.50%	11/26/2018	Monthly	6,849	(742,790)
Citigroup	Mitsubishi Corp.	1 month LIBOR BBA plus 0.50%	11/26/2018	Monthly	7,546	(228,553)
Citigroup	Mitsui Mining & Smelting Co., Ltd.	1 month LIBOR BBA minus 0.50%	11/26/2018	Monthly	(2,495)	(138,340)
Citigroup	Nippon Telegraph & Telephone Corp.	1 month LIBOR BBA plus 0.50%	11/26/2018	Monthly	7,022	(206,993)
Citigroup	Nissei ASB Machine Co., Ltd.	1 month LIBOR BBA minus 1.50%	11/26/2018	Monthly	(127)	(2,114)
Citigroup	Nittoku Engineering Co., Ltd.	1 month LIBOR BBA minus 5.00%	11/26/2018	Monthly	(505)	(35,617)
Citigroup	Open Door, Inc.	1 month LIBOR BBA minus 8.60%	11/26/2018	Monthly	(330)	(20,650)
Citigroup	OPT Holding, Inc.	1 month LIBOR BBA minus 7.59%	11/26/2018	Monthly	(968)	(71,189)
Citigroup	Plenus Co., Ltd.	1 month LIBOR BBA minus 3.50%	11/26/2018	Monthly	(364)	(27,206)
Citigroup	Sakai Moving Service Co., Ltd.	1 month LIBOR BBA minus 1.96%	11/26/2018	Monthly	(345)	(19,431)
Citigroup	Shoei Co., Ltd.	1 month LIBOR BBA minus 1.01%	11/26/2018	Monthly	(1,829)	(107,386)
Citigroup	Sosei Group Corp.	1 month LIBOR BBA minus 8.00%	11/26/2018	Monthly	(1,666)	(61,596)
Citigroup	Sumitomo Mitsui Financial Group, Inc.	1 month LIBOR BBA plus 0.50%	11/26/2018	Monthly	8,095	(258,399)
Citigroup	TechMatrix Corp.	1 month LIBOR BBA minus 4.23%	11/26/2018	Monthly	(400)	(14,242)
Citigroup	Toho Titanium Co., Ltd.	1 month LIBOR BBA minus 3.18%	11/26/2018	Monthly	(2,113)	(397,819)
Citigroup	Tokyo Individualized Educational Institute, Inc.	1 month LIBOR BBA minus 15.00%	11/26/2018	Monthly	(271)	(13,466)
Citigroup	Totetsu Kogyo Co., Ltd.	1 month LIBOR BBA minus 0.50%	11/26/2018	Monthly	(331)	(4,744)
Citigroup	UMC Electronics Co., Ltd.	1 month LIBOR BBA minus 24.00%	11/26/2018	Monthly	(228)	(6,455)
Citigroup	Uzabase, Inc.	1 month LIBOR BBA minus 6.62%	11/26/2018	Monthly	(601)	(174,118)
Citigroup	Vector, Inc.	1 month LIBOR BBA minus 2.85%	11/26/2018	Monthly	(1,498)	(68,516)
Citigroup	Yakuodo Co., Ltd.	1 month LIBOR BBA minus 2.75%	11/26/2018	Monthly	(523)	(13,428)
Citigroup	Yonex Co., Ltd.	1 month LIBOR BBA minus 13.00%	11/26/2018	Monthly	(684)	(33,160)
Citigroup	Yume No Machi Souzou Iinkai Co., Ltd.	1 month LIBOR BBA minus 10.00%	11/26/2018	Monthly	(518)	(248,375)
Netherlands
Citigroup	Royal Dutch Shell PLC, Class A	1 month LIBOR BBA plus 0.35%	11/21/2018	Monthly	9,005	(102,517)
Citigroup	TomTom N.V.	1 month LIBOR BBA minus 0.49%	11/21/2018	Monthly	(3,039)	(176,023)
Norway
Citigroup	Borregaard ASA	1 month LIBOR BBA minus 0.44%	11/21/2018	Monthly	(190)	(5,253)
Citigroup	NEL ASA	1 month LIBOR BBA minus 10.50%	11/21/2018	Monthly	(75)	(1,693)
Citigroup	Petroleum Geo-Services ASA	1 month LIBOR BBA minus 1.241%	11/21/2018	Monthly	(564)	(58,068)
Citigroup	Scatec Solar ASA	1 month LIBOR BBA minus 4.13%	11/21/2018	Monthly	(566)	(99,219)
Singapore
Citigroup	Raffles Medical Group, Ltd.	1 month LIBOR BBA minus 2.50%	11/30/2018	Monthly	(458)	(18,699)
Spain
Citigroup	Cellnex Telecom S.A.	1 month LIBOR BBA minus 0.40%	11/21/2018	Monthly	(3,027)	(95,702)
Citigroup	Liberbank S.A.	1 month LIBOR BBA minus 0.40%	11/21/2018	Monthly	(538)	(36,743)
Sweden
Citigroup	Avanza Bank Holding AB	1 month LIBOR BBA minus 1.65%	11/21/2018	Monthly	(838)	(14,944)
Citigroup	Cellavision AB	1 month LIBOR BBA minus 0.88%	11/21/2018	Monthly	(130)	(42,508)
Citigroup	Clas Ohlson AB, Class B	1 month LIBOR BBA minus 4.49%	11/21/2018	Monthly	(566)	(52,776)
Citigroup	Evolution Gaming Group AB	1 month LIBOR BBA minus 0.40%	11/21/2018	Monthly	(122)	(7,474)
Citigroup	Volvo AB	1 month LIBOR BBA plus 0.40%	11/21/2018	Monthly	8,002	(907,879)
Switzerland
Citigroup	Burkhalter Holding A.G.	1 month LIBOR BBA minus 3.33%	11/21/2018	Monthly	(229)	(10,869)
Citigroup	Comet Holding A.G., Registered	1 month LIBOR BBA minus 0.75%	11/21/2018	Monthly	(862)	(97,254)
United Kingdom
Citigroup	Arrow Global Group PLC	1 month LIBOR BBA minus 0.879%	11/21/2018	Monthly	(248)	(51)
Citigroup	Clarkson PLC	1 month LIBOR BBA minus 0.35%	11/21/2018	Monthly	(306)	(5,717)
Citigroup	Essentra PLC	1 month LIBOR BBA minus 0.35%	11/21/2018	Monthly	(286)	(12,726)
Citigroup	Fiat Chrysler Automobiles N.V.	1 month LIBOR BBA plus 0.40%	11/21/2018	Monthly	6,888	(188,965)
Citigroup	Ocado Group PLC	1 month LIBOR BBA minus 2.25%	11/21/2018	Monthly	(505)	(1,563,420)
Citigroup	Provident Financial PLC	1 month LIBOR BBA minus 2.24%	11/21/2018	Monthly	(2,360)	(44,755)
Citigroup	Sanne Group PLC	1 month LIBOR BBA minus 0.35%	11/21/2018	Monthly	(736)	(21,738)
Citigroup	Sirius Minerals PLC	1 month LIBOR BBA minus 9.00%	11/21/2018	Monthly	(850)	(126,947)
Citigroup	TalkTalk Telecom Group PLC	1 month LIBOR BBA minus 5.51%	11/21/2018	Monthly	(2,517)	(10,258)
Citigroup	Ultra Electronics Holdings PLC	1 month LIBOR BBA minus 0.35%	11/21/2018	Monthly	(2,053)	(154,282)
Citigroup	Vodafone Group PLC	1 month LIBOR BBA plus 0.35%	11/21/2018	Monthly	9,869	(1,122,814)
					$46,613	$(18,437,015)

1	Fund pays the floating rate and receives the total return of the reference entity.
*	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
AGC	—Assured Guaranty Corp.
BBA	—British Bankers' Association
CVA	—Company Voluntary Agreement
EM	—Emerging Markets
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$733,511,019	$—	$—	$733,511,019
Preferred Stocks	1,452,419	—	—	1,452,419
Short-Term Investment
Affiliated Investment Company	502,419	—	—	502,419
Total Investments in Securities	735,465,857	—	—	735,465,857
Other Financial Instruments
Total Return Equity Swap Contracts (b)	—	26,956,664	—	26,956,664
Total Investments in Securities and Other Financial Instruments	$735,465,857	$26,956,664	$—	$762,422,521

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks Sold Short (c)	$—	$—	$(23,261)	$(23,261)
Exchange Traded Fund Sold Short	(17,428,844)	—	—	(17,428,844)
Rights Sold Short (d)	—	—	(2)	(2)
Warrants Sold Short (e)	—	—	(2,357)	(2,357)
Other Financial Instruments
Total Return Equity Swap Contracts (b)	—	(18,437,015)	—	(18,437,015)
Total Investments in Securities Sold Short and Other Financial Instruments	$(17,428,844)	$(18,437,015)	$(25,620)	$(35,891,479)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

(c)	The Level 3 securities valued at $(35), $(2,739), and $(20,487) are held in Australia, China, and Hong Kong, respectively, within the Common Stocks Sold Short section of the Portfolio of Investments.

(d)	The Level 3 security valued at $(2) is held in Austria within the Rights Sold Short section of the Portfolio of Investments.

(e)	The Level 3 security valued at $(2,357) is held in Singapore within the Warrants Sold Short section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2018
Common Stocks Sold Short
Australia	$(3,401)	$-	$-	$3,366	$-	$-	$-	$-	$(35)	$3,366
China	(1,852)	-	-	(887)	-	-	-	-	(2,739)	(887)
Hong Kong	(7,935)	-	-	(12,552)	-				(20,487)	(12,552)
Rights Sold Short
Austria	(2)	-	-	-	-	-	-	-	(2)	-
Warrants Sold Short
Singapore	-	-	-	(2,357)	-	-	-	-	(2,357)	(2,357)
Total	$(13,190)	$-	$-	$(12,430)	$-	$-	$-	$-	$(25,620)	$(12,430)

MainStay MacKay New York Tax Free Opportunities Fund

Portfolio of Investments July 31, 2018 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 99.9% †
	Airport 3.3%
	Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds (a)
	Series C 6.00%, due 10/1/23	$500,000	$501,390
	Series C, Insured: AGM 6.00%, due 10/1/34	1,000,000	1,147,630
	New York Transportation Development Corp., American Airlines-JFK International Airport, Revenue Bonds 5.00%, due 8/1/31 (a)	2,300,000	2,409,365
	New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds (a)
	Series A, Insured: AGM 4.00%, due 7/1/46	2,500,000	2,515,650
	Series A 5.00%, due 7/1/46	2,000,000	2,144,600
	Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds (a)
	Series A 5.00%, due 4/1/24	490,000	554,582
	Series A 5.00%, due 4/1/27	610,000	675,435
	Series A 5.00%, due 4/1/29	325,000	357,724
	Ogdensburg Bridge & Port Authority, Revenue Bonds 5.75%, due 7/1/47 (a)(b)	2,300,000	2,307,820
			12,614,196
	Development 9.6%
	Buffalo & Erie County Industrial Land Development Corp., Buffalo State College Foundation Housing, Revenue Bonds Series A 5.375%, due 10/1/41	855,000	925,529
	Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds 5.00%, due 1/1/35 (a)(b)	1,000,000	1,074,770
	Build NYC Resource Corp., YMCA of Greater New York, Revenue Bonds
	5.00%, due 8/1/32	1,000,000	1,069,750
	5.00%, due 8/1/42	1,000,000	1,062,790
	Dobbs Ferry Local Development Corp., Mercy College Project, Revenue Bonds 5.00%, due 7/1/39	1,000,000	1,119,110
	Dutchess County Local Development Corp., Revenue Bonds Series A 5.00%, due 7/1/34	500,000	551,245
	Hempstead Town Local Development Corp., Adelphi University Project, Revenue Bonds Series B 5.25%, due 2/1/39	475,000	482,861
	New York City Industrial Development Agency, Revenue Bonds Series A 5.00%, due 7/1/28 (a)	1,500,000	1,600,245
	New York City Trust for Cultural Resource, Alvin Ailey Dance Foundation, Revenue Bonds Series A 4.00%, due 7/1/46	1,515,000	1,551,118
	New York Liberty Development Corp., Bank of America, Revenue Bonds
	Class 2 5.625%, due 7/15/47	1,050,000	1,108,569
	Class 2 6.375%, due 7/15/49	545,000	574,457
	New York Liberty Development Corp., Goldman Sachs Headquarters, Revenue Bonds
	5.25%, due 10/1/35	500,000	615,820
	5.50%, due 10/1/37	700,000	891,968
¤	New York Liberty Development Corp., World Trade Center, Revenue Bonds
	Class 2 5.00%, due 9/15/43	1,040,000	1,123,044
	Class 3 5.00%, due 3/15/44	1,500,000	1,614,930
	Class 2 5.375%, due 11/15/40 (b)	1,500,000	1,652,115
	5.75%, due 11/15/51	1,500,000	1,670,895
	Class 3 7.25%, due 11/15/44 (b)	2,500,000	2,964,250
	Port Authority of New York & New Jersey, JFK International Airport, Revenue Bonds
	5.50%, due 12/1/31	950,000	1,024,642
	6.00%, due 12/1/42	730,000	796,671
¤	Syracuse Industrial Development Agency, Carousel Center Project, Revenue Bonds (a)
	Series A 5.00%, due 1/1/30	2,785,000	3,038,546
	Series A 5.00%, due 1/1/31	1,425,000	1,547,963
	Series A 5.00%, due 1/1/34	2,750,000	2,963,235
	Tompkins County Development Corp., Tompkins Cortland Community College, Revenue Bonds 5.00%, due 7/1/38	1,700,000	1,721,335
	Westchester County Local Development Corp., Pace University, Revenue Bonds Series A 5.50%, due 5/1/42	3,250,000	3,596,223
			36,342,081
	Education 4.9%
	Albany Industrial Development Agency, Brighter Choice Charter School, Revenue Bonds
	Series A 5.00%, due 4/1/27	1,375,000	1,340,020
	Series A 5.00%, due 4/1/37	1,000,000	907,320
	Buffalo & Erie County Industrial Land Development Corp., Tapestry Charter School Project, Revenue Bonds
	5.00%, due 8/1/37	1,325,000	1,409,866
	5.00%, due 8/1/47	1,540,000	1,622,421
	5.00%, due 8/1/52	1,035,000	1,082,299
	Build NYC Resource Corp., Inwood Academy Leadership Charter School Project, Revenue Bonds (b)
	Series A 5.125%, due 5/1/38	800,000	819,992
	Series A 5.50%, due 5/1/48	1,500,000	1,566,600
¤	Build NYC Resource Corp., Revenue Bonds
	Series A 5.00%, due 6/1/32 (b)	1,000,000	1,076,810
	Series A 5.00%, due 6/1/37 (b)	1,000,000	1,064,540
	5.00%, due 7/1/45	1,120,000	1,238,272
	Series A 5.00%, due 6/1/47 (b)	3,100,000	3,269,508
	New York State Dormitory Authority, Revenue Bonds Insured: AMBAC 4.625%, due 7/1/36	200,000	195,348
	Rensselaer NY, City School District, Certificates of Participation
	Insured: AGM 4.00%, due 6/1/34	650,000	671,164
	Insured: AGM 4.00%, due 6/1/35	850,000	874,743
	Riverhead Industrial Development Agency, Revenue Bonds
	7.00%, due 8/1/43	575,000	638,423
	7.00%, due 8/1/48	665,000	736,767
			18,514,093
	Facilities 0.9%
	Build NYC Resource Corp., Royal Charter Properties, Revenue Bonds Insured: AGM 4.75%, due 12/15/32	2,000,000	2,114,520
	Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds Series M-3, Insured: NATL-RE 6.00%, due 7/1/25	235,000	259,988
	Territory of Guam, Unlimited General Obligation Series A 6.75%, due 11/15/29	1,000,000	1,065,530
			3,440,038
	General 13.5%
	Build NYC Resource Corp., Bronx Charter School for Excellence, Revenue Bonds Series A 5.50%, due 4/1/43	1,160,000	1,190,566
	Erie County Fiscal Stability Authority, Revenue Bonds 3.00%, due 9/1/34	1,250,000	1,206,512
	Guam Government, Business Privilege Tax, Revenue Bonds Series B-1 5.00%, due 1/1/32	1,070,000	1,121,082
	Hudson Yards Infrastructure Corp., Revenue Bonds
	5.25%, due 2/15/47	1,400,000	1,504,523
	5.75%, due 2/15/47	2,025,000	2,219,544
	New York City Industrial Development Agency, Pilot-Queens Baseball Stadium, Revenue Bonds Insured: AMBAC 5.00%, due 1/1/46	2,300,000	2,333,419
	New York City Industrial Development Agency, Queens Baseball Stadium, Revenue Bonds
	Insured: AMBAC 5.00%, due 1/1/31	465,000	466,256
	Insured: AMBAC 5.00%, due 1/1/36	1,780,000	1,784,770
	Insured: AMBAC 5.00%, due 1/1/39	560,000	567,577
	Insured: AGC 6.375%, due 1/1/39	500,000	509,565
	New York City Industrial Development Agency, United Jewish Appeal, Revenue Bonds 5.00%, due 7/1/34	1,000,000	1,090,890
	New York City Industrial Development Agency, Yankee Stadium, Revenue Bonds
	Insured: AGC (zero coupon), due 3/1/40	380,000	161,998
	Insured: AGC (zero coupon), due 3/1/44	500,000	174,840
	Insured: AGC (zero coupon), due 3/1/45	200,000	66,600
	Insured: AGC (zero coupon), due 3/1/46	3,250,000	1,032,785
	Insured: AGC (zero coupon), due 3/1/47	1,115,000	338,001
¤	New York City Transitional Finance Authority, Building Aid, Revenue Bonds
	Series S-1 4.00%, due 7/15/36	1,500,000	1,565,415
	Series S-3 4.00%, due 7/15/46	2,905,000	2,996,537
	Series S-3 5.00%, due 7/15/43	2,500,000	2,869,450
	Series S 6.00%, due 7/15/38	500,000	501,675
	New York City Trust for Cultural Resources, American Museum of National History, Revenue Bonds Series A 5.00%, due 7/1/41	1,000,000	1,122,010
	New York City Trust For Cultural Resources, The Museum of Modern Art, Revenue Bonds 4.00%, due 4/1/30	1,200,000	1,318,188
	New York Convention Center Development Corp., Revenue Bonds
	Series B, Insured: AGM (zero coupon), due 11/15/49	6,500,000	1,837,095
	5.00%, due 11/15/40	1,500,000	1,694,970
	Puerto Rico Convention Center District Authority, Revenue Bonds Series A, Insured: AGC 4.50%, due 7/1/36	500,000	500,205
	Puerto Rico Infrastructure Financing Authority, Revenue Bonds Series C, Insured: AMBAC 5.50%, due 7/1/24	650,000	703,534
	Puerto Rico Municipal Finance Agency, Revenue Bonds Series C, Insured: AGC 5.25%, due 8/1/23	100,000	109,549
	Schenectady Metroplex Development Authority, Revenue Bonds Series A, Insured: AGM 5.50%, due 8/1/33	1,000,000	1,141,620
	Syracuse Industrial Development Agency, Revenue Bonds Series A 3.25%, due 5/1/34	1,000,000	987,810
	Territory of Guam, Hotel Occupancy Tax, Revenue Bonds Series A 6.00%, due 11/1/26	3,000,000	3,240,510
¤	Territory of Guam, Revenue Bonds
	Series D 5.00%, due 11/15/35	1,450,000	1,576,773
	Series A 5.125%, due 1/1/42	3,000,000	3,137,790
	Series A 6.50%, due 11/1/40	2,000,000	2,198,160
	Territory of Guam, Section 30, Revenue Bonds
	Series A 5.00%, due 12/1/32	1,000,000	1,099,720
	Series A 5.375%, due 12/1/24	1,125,000	1,180,507
	Series A 5.75%, due 12/1/34	500,000	527,130
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
	Series C 5.00%, due 10/1/19	500,000	510,000
	Series A 5.00%, due 10/1/25	200,000	198,500
	Subseries A 6.00%, due 10/1/39	505,000	458,288
	Series A 6.625%, due 10/1/29	775,000	718,812
	Series A 6.75%, due 10/1/37	1,630,000	1,511,825
	Virgin Islands Public Finance Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/32	1,415,000	1,523,191
			50,998,192
	General Obligation 11.0%
	Buffalo NY, Limited General Obligation
	Series A 5.00%, due 4/1/27	500,000	587,435
	Series A 5.00%, due 4/1/28	400,000	466,608
¤	City of New York NY, Unlimited General Obligation
	Subseries J-6 1.45%, due 8/1/24 (c)	1,700,000	1,700,000
	Subseries A-5 1.45%, due 8/1/44 (c)	4,700,000	4,700,000
	Series I 1.50%, due 4/1/36 (c)	600,000	600,000
	Subseries A-7 1.52%, due 8/1/44 (c)	300,000	300,000
	Series B-1 4.00%, due 10/1/41	500,000	519,835
	City of Newburgh NY, Limited General Obligation
	Series A, Insured: AGM 3.50%, due 7/15/36	725,000	710,761
	Series A 5.50%, due 6/15/31	500,000	544,370
	City of Ogdensburg NY, Public Improvement, Limited General Obligation
	5.50%, due 4/15/23	40,000	42,161
	5.50%, due 4/15/24	45,000	47,354
	5.50%, due 4/15/26	50,000	52,099
	5.50%, due 4/15/28	55,000	56,482
	City of Yonkers NY, Limited General Obligation Series A, Insured: BAM 4.00%, due 9/1/31	1,500,000	1,597,545
	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Insured: NATL-RE 5.00%, due 7/1/28	150,000	150,173
	Series A, Insured: AGM 5.00%, due 7/1/35	835,000	903,595
	Insured: AGM 5.25%, due 7/1/20	375,000	395,156
	Series A, Insured: AGM 5.25%, due 7/1/24	150,000	161,082
	Series A, Insured: AGM 5.375%, due 7/1/25	340,000	367,598
	Series A, Insured: NATL 5.50%, due 7/1/19	820,000	840,197
	Series A, Insured: AGC 5.50%, due 7/1/29	225,000	263,385
	County of Nassau NY, Limited General Obligation
	Series A 4.00%, due 4/1/27	1,000,000	1,056,950
	Series C, Insured: BAM 5.00%, due 4/1/39	4,000,000	4,485,760
	County of Rockland NY, Limited General Obligation
	Insured: AGM 4.00%, due 5/1/44	915,000	947,025
	Insured: AGM 4.00%, due 5/1/45	950,000	982,604
	Insured: AGM 4.00%, due 5/1/46	985,000	1,018,126
	Insured: AGM 4.00%, due 5/1/48	1,065,000	1,099,357
	Insured: BAM 5.00%, due 6/1/24	500,000	575,905
	Insured: BAM 5.00%, due 6/1/25	560,000	653,128
	Insured: BAM 5.00%, due 6/1/26	550,000	647,647
	Glens Falls NY, Limited General Obligation
	Insured: AGM 4.00%, due 1/15/31	500,000	532,820
	Insured: AGM 4.00%, due 1/15/32	315,000	333,087
	Insured: AGM 4.00%, due 1/15/33	250,000	263,505
	Puerto Rico Municipal Finance Agency, Revenue Bonds Series A, Insured: AGM 4.75%, due 8/1/22	1,420,000	1,424,757
	Suffolk County NY, Public Improvement, Limited General Obligation
	Series A, Insured: AGM 3.25%, due 6/1/36	715,000	695,123
	Series A, Insured: AGM 3.25%, due 6/1/37	725,000	700,132
	Town of Oyster Bay NY, Limited General Obligation Insured: AGM 4.00%, due 8/1/30	365,000	382,016
	Town of Oyster Bay NY, Public Improvement Project, Limited General Obligation
	4.00%, due 2/15/26	3,440,000	3,668,072
	Series A, Insured: BAM 5.00%, due 1/15/28	500,000	555,260
	Village of Johnson City NY, Limited General Obligation Series A 4.00%, due 2/22/19	550,000	551,496
	Village of Valley Stream NY, Limited General Obligation
	Insured: BAM 4.00%, due 4/1/33	490,000	514,735
	Insured: BAM 4.00%, due 4/1/34	510,000	533,980
	Insured: BAM 4.00%, due 4/1/35	530,000	553,097
	Insured: BAM 4.00%, due 4/1/36	550,000	571,703
	Insured: BAM 4.00%, due 4/1/37	570,000	590,543
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
	Series A. Insured: AGM 5.00%, due 10/1/32	1,200,000	1,291,752
	Series A 5.00%, due 10/1/32	1,000,000	910,000
	Virgin Islands Public Finance Authority, Revenue Bonds Series A 5.00%, due 10/1/29	1,000,000	920,000
			41,464,416
	Higher Education 13.8%
	Build NYC Resource Corp., Manhattan College Project, Revenue Bonds 4.00%, due 8/1/42	1,500,000	1,523,820
	Build NYC Resource Corp., New York Law School Project, Revenue Bonds
	5.00%, due 7/1/30	3,865,000	4,253,858
	5.00%, due 7/1/33	1,520,000	1,660,448
	5.00%, due 7/1/41	200,000	215,776
	City of Amherst NY, Daemen College Project, Revenue Bonds
	4.00%, due 10/1/37	1,000,000	990,700
	5.00%, due 10/1/43	2,000,000	2,165,580
	5.00%, due 10/1/48	2,000,000	2,156,900
	County of Cattaraugus NY, St. Bonaventure University, Revenue Bonds 5.00%, due 5/1/44	1,200,000	1,300,056
	Dutchess County Industrial Development Agency, Bard College Civic Facility, Revenue Bonds
	Series A-2 4.50%, due 8/1/36	405,000	380,234
	Series A-1 5.00%, due 8/1/46	1,555,000	1,519,157
	Dutchess County Local Development Corp., Culinary Institute of America Project, Revenue Bonds
	Series A-1 5.00%, due 7/1/31	375,000	421,294
	5.00%, due 7/1/33	700,000	780,724
	Dutchess County Local Development Corp., Marist College Project, Revenue Bonds Series A 5.00%, due 7/1/39	1,000,000	1,095,990
	Madison County Capital Resource Corp., Colgate University Project, Revenue Bonds Series A 5.00%, due 7/1/29	1,000,000	1,100,490
	Monroe County Industrial Development Corp., St. John Fisher College, Revenue Bonds Series A 5.00%, due 6/1/24	330,000	362,228
	Monroe County Industrial Development Corp., University of Rochester Project, Revenue Bonds Series D 4.00%, due 7/1/43	2,470,000	2,567,639
	Monroe County NY Industrial Development Corp., Rochester General Hospital, Revenue Bonds 4.00%, due 10/1/47	1,695,000	1,674,779
	New York City of Albany Capital Resource Corp., Albany College of Pharmacy & Health Sciences Project, Revenue Bonds Series A 5.00%, due 12/1/33	150,000	164,275
	New York State Dormitory Authority, Culinary Institute of America, Revenue Bonds 6.00%, due 7/1/38	1,500,000	1,586,205
	New York State Dormitory Authority, Fordham University, Revenue Bonds Series A 5.00%, due 7/1/41	1,000,000	1,120,490
	New York State Dormitory Authority, New York University, Revenue Bonds Series A 4.00%, due 7/1/43	2,950,000	3,067,675
	New York State Dormitory Authority, Pace University, Revenue Bonds
	Series A 4.00%, due 5/1/33	400,000	405,860
	Series A 4.25%, due 5/1/42	450,000	457,326
	New York State Dormitory Authority, Rochester, Revenue Bonds Series B 1.50%, due 7/1/33 (c)	335,000	335,000
	New York State Dormitory Authority, The New School, Revenue Bonds
	Series A 5.00%, due 7/1/35	210,000	233,963
	6.00%, due 7/1/50	1,500,000	1,620,630
	New York State Dormitory Authority, Touro College & University System, Revenue Bonds 5.00%, due 1/1/42	5,000,000	5,421,500
	New York State Dormitory Authority, University of Rochester, Revenue Bonds Series A 1.50%, due 7/1/31 (c)	740,000	740,000
	Orange County Funding Corp., Mount St. Mary College, Revenue Bonds Series A 5.00%, due 7/1/42	1,000,000	1,058,520
	St. Lawrence County Industrial Development Agency, Civic Development Corp., St. Lawrence University, Revenue Bonds Series A 4.00%, due 7/1/43	3,000,000	3,034,440
	St. Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds
	5.00%, due 9/1/47	1,300,000	1,445,457
	5.375%, due 9/1/41	500,000	544,060
	Syracuse Industrial Development Agency, Syracuse University Project, Revenue Bonds Series A-2 1.48%, due 12/1/37 (c)	5,725,000	5,725,000
	Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Revenue Bonds 5.00%, due 8/1/32	1,000,000	1,126,240
			52,256,314
	Housing 1.6%
	Albany Capital Resource Corp., Empire Commons Student Housing, Inc. Project, Revenue Bonds
	Series A 5.00%, due 5/1/29	600,000	687,288
	Series A 5.00%, due 5/1/30	350,000	399,354
	Series A 5.00%, due 5/1/31	200,000	227,460
	City of Amherst NY, UBF Faculty-Student Housing Corp., Revenue Bonds Series S, Insured: AGM 5.00%, due 10/1/45	2,000,000	2,270,280
	Westchester County Local Development Corp., Purchase Housing Corp. II Project, Revenue Bonds
	5.00%, due 6/1/29	185,000	211,350
	5.00%, due 6/1/30	330,000	375,365
	5.00%, due 6/1/31	265,000	300,340
	5.00%, due 6/1/37	1,000,000	1,113,860
	Westchester County Local Development Corp., Revenue Bonds 5.00%, due 6/1/42	500,000	553,725
			6,139,022
	Medical 7.4%
	Dutchess County Local Development Corp., Health Quest Systems, Inc., Revenue Bonds Series B 5.00%, due 7/1/46	6,000,000	6,595,500
	Jefferson County NY, Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds 4.00%, due 11/1/31	2,705,000	2,740,408
	Monroe County Industrial Development Corp., Rochester General Hospital, Revenue Bonds
	Series A 5.00%, due 12/1/32	540,000	588,114
	Series A 5.00%, due 12/1/42	1,000,000	1,073,050
	Monroe County NY Industrial Development Corp., Rochester General Hospital, Revenue Bonds 4.00%, due 12/1/37	1,000,000	1,007,720
	Nassau County Local Economic Assistance Corp., Catholic Health Services of Long Island, Revenue Bonds 5.00%, due 7/1/34	250,000	271,397
	New York State Dormitory Authority, Catholic Health System Obligation Group, Revenue Bonds
	Series A 5.00%, due 7/1/32	600,000	630,618
	Series B 5.00%, due 7/1/32	390,000	409,902
	New York State Dormitory Authority, Miriam Osborn Memorial Home, Revenue Bonds 5.00%, due 7/1/42	965,000	985,854
	New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds Series A 4.00%, due 8/1/36	5,750,000	5,835,330
	New York State Dormitory Authority, North Shore Long Island Jewish Obligated Group, Revenue Bonds Series B 5.00%, due 5/1/39	1,500,000	1,622,115
	New York State Dormitory Authority, NYU Langone Hospital, Revenue Bonds 4.00%, due 7/1/40	1,000,000	1,025,230
	New York State Dormitory Authority, Orange Regional Medical Center, Revenue Bonds (b)
	5.00%, due 12/1/34	3,500,000	3,887,275
	5.00%, due 12/1/35	100,000	109,229
	Onondaga Civic Development Corp., St. Joseph's Hospital Health Center, Revenue Bonds 4.50%, due 7/1/32	965,000	1,059,580
	Suffolk County Economic Development Corp., Catholic Health Services of Long Island, Revenue Bonds Series C 5.00%, due 7/1/33	250,000	272,237
			28,113,559
	Multi-Family Housing 8.4%
	Albany, Housing Authority, Nutgrove Garden Apartments Project, Revenue Bonds 1.30%, due 12/1/25 (a)(c)	830,000	830,000
¤	New York City NY, Housing Development Corp., 8 Spruce Street Multifamily Mortgage, Revenue Bonds Series D 3.00%, due 2/15/48	7,900,000	7,897,946
	New York City NY, Housing Development Corp., Multifamily, Sustainable Neighborhood, Revenue Bonds
	Series G-1 3.70%, due 11/1/47	1,000,000	982,390
	Series I-1 4.05%, due 11/1/41	1,000,000	1,017,560
	Series I-1 4.15%, due 11/1/46	3,250,000	3,311,002
	New York City NY, Housing Development Corp., Revenue Bonds
	Series G-1 3.85%, due 11/1/45	615,000	619,735
	Series A 5.00%, due 7/1/23	1,400,000	1,587,894
¤	New York State Housing Finance Agency, 160 Madison Avenue, Revenue Bonds (c)
	1.55%, due 11/1/46	5,400,000	5,400,000
	Series A 1.55%, due 11/1/46	5,700,000	5,700,000
	New York State Housing Finance Agency, 505 West 37th Street, Revenue Bonds (c)
	Series A 1.54%, due 5/1/42	100,000	100,000
	Series B 1.54%, due 5/1/42	2,250,000	2,250,000
	Series A 1.55%, due 5/1/42 (a)	1,900,000	1,900,000
	Rensselaer NY Housing Authority, Van Rensselaer & Renwyck Apartments, Revenue Bonds 5.00%, due 12/1/47	175,000	172,078
			31,768,605
	Nursing Homes 1.0%
	Brookhaven NY Local Development Corp., Jefferson's Ferry Project, Revenue Bonds 5.25%, due 11/1/36	1,130,000	1,285,285
	Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds 5.00%, due 12/1/45	1,625,000	1,693,770
	Tompkins County Development Corp., Kendal at Ithaca, Inc. Project, Revenue Bonds 5.00%, due 7/1/44	750,000	802,575
			3,781,630
	Pollution 1.8%
	Dutchess County Resource Recovery Agency, Solid Waste System, Revenue Bonds (a)
	5.00%, due 1/1/25	1,000,000	1,135,230
	5.00%, due 1/1/26	1,000,000	1,142,750
	New York State Energy Research & Development Authority, Niagara Mohawk Power Corp., Revenue Bonds Insured: AMBAC 5.204%, due 12/1/25 (d)	600,000	600,000
	New York State Energy Research & Development Authority, Revenue Bonds Insured: AMBAC 5.192%, due 3/1/27 (d)	4,000,000	4,000,000
			6,877,980
	Power 1.3%
	Guam Power Authority, Revenue Bonds
	Series A 5.00%, due 10/1/38	2,700,000	2,939,895
	Series A 5.00%, due 10/1/40	1,250,000	1,356,037
	Puerto Rico Electric Power Authority, Revenue Bonds
	Series TT, Insured: NATL-RE 5.00%, due 7/1/23	265,000	266,261
	Series TT, Insured: NATL-RE 5.00%, due 7/1/26	215,000	215,654
			4,777,847
	School District 1.1%
	Genesee Valley Central School District at Angelica Belmont, Unlimited General Obligation Insured: AGM 4.00%, due 6/15/30	665,000	688,614
	Harrison NY, Central School District, Unlimited General Obligation
	Insured: State Aid Withholding 3.50%, due 3/15/44	1,015,000	988,123
	Insured: State Aid Withholding 3.50%, due 3/15/45	1,055,000	1,024,658
	Insured: State Aid Withholding 3.55%, due 3/15/47	1,130,000	1,102,146
	Poughkeepsie NY City School District, Unlimited General Obligation Insured: MAC 3.00%, due 5/1/33	400,000	388,344
			4,191,885
	Tobacco Settlement 6.0%
	Chautauqua Tobacco Asset Securitization Corp., Revenue Bonds 5.00%, due 6/1/34	750,000	791,017
	Children's Trust Fund, Asset-Backed, Revenue Bonds
	Series A (zero coupon), due 5/15/50	2,500,000	276,875
	5.625%, due 5/15/43	2,300,000	2,320,125
	Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds Series A-3 5.125%, due 6/1/46	5,615,000	5,563,230
	New York Counties Tobacco Trust IV, Settlement Pass Through, Revenue Bonds
	Series A 5.00%, due 6/1/42	1,000,000	999,960
	Series A 5.00%, due 6/1/45	145,000	144,390
	New York Counties Tobacco Trust V, Pass Through, Revenue Bonds Series S 1 (zero coupon), due 6/1/38	1,600,000	494,480
	Niagara Tobacco Asset Securitization Corp., Revenue Bonds 5.25%, due 5/15/40	500,000	535,435
	Rockland Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds Series B (zero coupon), due 8/15/50 (b)	13,000,000	1,425,580
¤	Suffolk Tobacco Asset Securitization Corp., Revenue Bonds
	Series B 5.25%, due 6/1/37	850,000	921,247
	Series B 6.00%, due 6/1/48	1,000,000	1,000,610
	Series C 6.625%, due 6/1/44	5,300,000	5,588,214
	TSASC, Inc., Revenue Bonds Series B 5.00%, due 6/1/45	2,500,000	2,568,100
	Westchester Tobacco Asset Securitization, Revenue Bonds Series B 5.00%, due 6/1/41	250,000	269,782
			22,899,045
	Transportation 9.6%
	Buffalo & Fort Erie Public Bridge Authority, Revenue Bonds 5.00%, due 1/1/47	2,400,000	2,705,064
	Metropolitan Transportation Authority, Revenue Bonds
	Series F 5.00%, due 11/15/34	1,000,000	1,128,580
	Series A1 5.00%, due 11/15/36	1,000,000	1,123,140
	Series E-1 5.00%, due 11/15/42	890,000	999,444
	MTA Hudson Rail Yards Trust Obligations, Revenue Bonds Series A 5.00%, due 11/15/56	5,205,000	5,630,769
	New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds Series A 5.25%, due 1/1/56	2,500,000	2,814,725
	New York State Thruway Authority, Revenue Bonds Series L 4.00%, due 1/1/36	4,000,000	4,198,440
	Port Authority of Guam, Revenue Bonds (a)
	Series B 5.00%, due 7/1/36	225,000	244,141
	Series B 5.00%, due 7/1/37	200,000	216,504
	Port Authority of New York & New Jersey, Revenue Bonds
	Consolidated - Series 190 5.00%, due 5/1/32	595,000	628,433
	Series 178 5.00%, due 12/1/38 (a)	1,500,000	1,649,040
	Series 198 5.00%, due 11/15/46	2,000,000	2,272,580
	Puerto Rico Highway & Transportation Authority, Revenue Bonds
	Insured: AGC 5.00%, due 7/1/23	340,000	349,918
	Series N, Insured: NATL-RE 5.25%, due 7/1/32	1,010,000	1,072,994
	Series N, Insured: AGC 5.25%, due 7/1/36	1,000,000	1,159,430
¤	Triborough Bridge & Tunnel Authority, Revenue Bonds
	Subseries B-3 1.40%, due 1/1/32 (c)	4,500,000	4,500,000
	Subseries B-2 1.42%, due 1/1/32 (c)	495,000	495,000
	Series F 1.54%, due 11/1/32 (c)	2,740,000	2,740,000
	Series B 5.00%, due 11/15/45	2,000,000	2,268,360
			36,196,562
	Utilities 1.9%
	Guam Government, Waterworks Authority, Revenue Bonds 5.25%, due 7/1/33	1,210,000	1,310,877
	Long Island Power Authority, Revenue Bonds
	5.00%, due 9/1/42	2,000,000	2,268,200
	Series A 5.00%, due 9/1/44	2,000,000	2,220,780
	Series B 5.00%, due 9/1/45	1,000,000	1,106,530
	Series B 5.00%, due 9/1/46	245,000	274,508
			7,180,895
	Water 2.8%
	Great Neck North, Water Authority, Revenue Bonds
	Series A 4.00%, due 1/1/32	250,000	272,225
	Series A 4.00%, due 1/1/33	425,000	460,998
	Series A 4.00%, due 1/1/34	250,000	270,478
	Guam Government, Waterworks Authority, Revenue Bonds 5.00%, due 1/1/46	925,000	1,009,267
	Monroe County Water Authority, Revenue Bonds 5.00%, due 8/1/37	750,000	826,613
	New York City Water & Sewer System, 2nd General Resolution, Revenue Bonds Series BB-1 1.45%, due 6/15/39 (c)	1,500,000	1,500,000
	New York City Water & Sewer System, Revenue Bonds Series DD 5.00%, due 6/15/34	1,000,000	1,114,410
	Niagara Falls Public Water Authority, Water & Sewer System, Revenue Bonds Series A 5.00%, due 7/15/34	770,000	874,150
	Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds
	Senior Lien-Series A 6.00%, due 7/1/38	1,255,000	1,066,750
	Series A 6.00%, due 7/1/44	400,000	340,000
	Saratoga County Water Authority, Revenue Bonds 4.00%, due 9/1/48	2,825,000	2,923,592
			10,658,483
	Total Municipal Bonds (Cost $375,543,823)		378,214,843

	Shares
Closed-End Funds 0.3%
New York 0.3%
Eaton Vance New York Municipal Bond Fund	1,048	11,675
Nuveen New York AMT-Free Quality Municipal Income Fund	100,000	1,213,000

Total Closed-End Funds (Cost $1,379,741)		1,224,675

Total Investments (Cost $376,923,564)	100.2%	379,439,518
Other Assets, Less Liabilities	(0.2)	(684,682)
Net Assets	100.0%	$378,754,836

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2018. May be subject to change daily.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(d)	Floating rate - Rate shown was the rate in effect as of July 31, 2018.

As of July 31, 2018, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(161)	September 2018	$(19,183,790)	$(19,226,922)	$(43,132)
United States Treasury Long Bond	(14)	September 2018	(1,987,473)	(2,001,563)	(14,090)
			$(21,171,263)	$(21,228,485)	$(57,222)

1.	As of July 31, 2018, cash in the amount of $201,250 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2018.

The following abbreviations are used in the preceding pages:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$378,214,843	$—	$378,214,843
Closed-End Funds	1,224,675	—	—	1,224,675
Total Investments in Securities	$1,224,675	$378,214,843	$—	$379,439,518

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts (b)	$(57,222)	$—	$—	$(57,222)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay MacKay S&P 500 Index Fund

Portfolio of Investments July 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 99.1% †
	Aerospace & Defense 2.7%
	Arconic, Inc.	21,480	$465,901
	Boeing Co.	27,685	9,864,165
	General Dynamics Corp.	13,965	2,789,648
	Harris Corp.	6,002	990,030
	Huntington Ingalls Industries, Inc.	2,250	524,363
	L3 Technologies, Inc.	3,967	850,683
	Lockheed Martin Corp.	12,558	4,095,164
	Northrop Grumman Corp.	8,816	2,649,120
	Raytheon Co.	14,522	2,875,792
	Rockwell Collins, Inc.	8,303	1,154,034
	Textron, Inc.	12,944	883,687
	TransDigm Group, Inc.	2,465	925,706
	United Technologies Corp.	37,615	5,105,860
			33,174,153
	Air Freight & Logistics 0.7%
	C.H. Robinson Worldwide, Inc.	7,039	649,207
	Expeditors International of Washington, Inc.	8,831	672,657
	FedEx Corp.	12,428	3,055,672
	United Parcel Service, Inc., Class B	34,860	4,179,366
			8,556,902
	Airlines 0.4%
	Alaska Air Group, Inc.	6,231	391,494
	American Airlines Group, Inc.	21,064	832,871
	Delta Air Lines, Inc.	32,625	1,775,452
	Southwest Airlines Co.	26,966	1,568,342
	United Continental Holdings, Inc. (a)	11,914	957,886
			5,526,045
	Auto Components 0.2%
	Aptiv PLC	13,385	1,312,667
	BorgWarner, Inc.	9,984	459,464
	Goodyear Tire & Rubber Co.	12,124	293,522
			2,065,653
	Automobiles 0.4%
	Ford Motor Co.	197,873	1,986,645
	General Motors Co.	64,128	2,431,093
	Harley-Davidson, Inc.	8,414	360,876
			4,778,614
	Banks 6.3%
	Bank of America Corp.	476,703	14,720,589
	BB&T Corp.	39,420	2,002,930
	Citigroup, Inc.	128,909	9,267,268
	Citizens Financial Group, Inc.	24,505	974,809
	Comerica, Inc.	8,692	842,602
	Fifth Third Bancorp	34,655	1,025,441
	Huntington Bancshares, Inc.	55,862	862,509
¤	JPMorgan Chase & Co.	172,125	19,785,769
	KeyCorp	53,671	1,120,114
	M&T Bank Corp.	7,342	1,272,736
	People's United Financial, Inc.	17,587	320,611
	PNC Financial Services Group, Inc.	23,735	3,437,540
	Regions Financial Corp.	56,780	1,056,676
	SunTrust Banks, Inc.	23,499	1,693,573
	SVB Financial Group (a)	2,678	824,503
	U.S. Bancorp	78,881	4,181,482
	Wells Fargo & Co.	221,709	12,701,709
	Zions Bancorp.	9,965	515,190
			76,606,051
	Beverages 1.8%
	Brown-Forman Corp., Class B	13,242	704,739
	Coca-Cola Co.	193,608	9,027,941
	Constellation Brands, Inc., Class A	8,494	1,785,694
	Molson Coors Brewing Co., Class B	9,355	626,785
	Monster Beverage Corp. (a)	20,765	1,246,315
	PepsiCo., Inc.	71,678	8,242,970
			21,634,444
	Biotechnology 2.6%
	AbbVie, Inc.	76,613	7,066,017
	Alexion Pharmaceuticals, Inc. (a)	11,248	1,495,534
	Amgen, Inc.	33,669	6,617,642
	Biogen, Inc. (a)	10,667	3,566,725
	Celgene Corp. (a)	35,734	3,219,276
	Gilead Sciences, Inc.	65,733	5,115,999
	Incyte Corp. (a)	8,894	591,807
	Regeneron Pharmaceuticals, Inc. (a)	3,910	1,438,919
	Vertex Pharmaceuticals, Inc. (a)	12,883	2,255,169
			31,367,088
	Building Products 0.3%
	A.O. Smith Corp.	7,334	436,593
	Allegion PLC	4,801	391,473
	Fortune Brands Home & Security, Inc.	7,377	427,866
	Johnson Controls International PLC	46,823	1,756,331
	Masco Corp.	15,697	633,060
			3,645,323
	Capital Markets 2.9%
	Affiliated Managers Group, Inc.	2,746	439,387
	Ameriprise Financial, Inc.	7,311	1,064,993
	Bank of New York Mellon Corp.	51,094	2,731,996
	BlackRock, Inc.	6,235	3,134,709
	Cboe Global Markets, Inc.	5,687	552,378
	Charles Schwab Corp.	60,704	3,099,546
	CME Group, Inc.	17,214	2,739,092
	E*TRADE Financial Corp. (a)	13,342	797,985
	Franklin Resources, Inc.	16,113	552,998
	Goldman Sachs Group, Inc.	17,758	4,216,282
	Intercontinental Exchange, Inc.	29,282	2,164,233
	Invesco, Ltd.	20,766	560,474
	Moody's Corp.	8,440	1,444,253
	Morgan Stanley	68,910	3,484,090
	MSCI, Inc.	4,501	748,021
	Nasdaq, Inc.	5,909	540,083
	Northern Trust Corp.	10,692	1,167,780
	Raymond James Financial, Inc.	6,563	601,105
	S&P Global, Inc.	12,704	2,546,390
	State Street Corp.	18,473	1,631,351
	T. Rowe Price Group, Inc.	12,241	1,457,658
			35,674,804
	Chemicals 1.9%
	Air Products & Chemicals, Inc.	11,081	1,819,168
	Albemarle Corp.	5,600	527,520
	CF Industries Holdings, Inc.	11,797	524,023
	DowDuPont, Inc.	117,325	8,068,440
	Eastman Chemical Co.	7,217	747,826
	Ecolab, Inc.	13,127	1,846,969
	FMC Corp.	6,800	611,184
	International Flavors & Fragrances, Inc.	3,990	529,712
	LyondellBasell Industries N.V., Class A	16,253	1,800,670
	Mosaic Co.	17,731	533,880
	PPG Industries, Inc.	12,604	1,394,759
	Praxair, Inc.	14,528	2,433,440
	Sherwin-Williams Co.	4,162	1,834,318
			22,671,909
	Commercial Services & Supplies 0.4%
	Cintas Corp.	4,370	893,578
	Copart, Inc. (a)	10,629	609,998
	Republic Services, Inc.	11,273	817,067
	Stericycle, Inc. (a)	4,326	302,214
	Waste Management, Inc.	20,110	1,809,900
			4,432,757
	Communications Equipment 1.0%
	Cisco Systems, Inc.	237,749	10,054,405
	F5 Networks, Inc. (a)	3,090	529,564
	Juniper Networks, Inc.	17,651	464,928
	Motorola Solutions, Inc.	8,197	994,296
			12,043,193
	Construction & Engineering 0.1%
	Fluor Corp.	7,107	364,234
	Jacobs Engineering Group, Inc.	6,093	412,070
	Quanta Services, Inc. (a)	7,563	257,671
			1,033,975
	Construction Materials 0.1%
	Martin Marietta Materials, Inc.	3,182	634,554
	Vulcan Materials Co.	6,682	748,384
			1,382,938
	Consumer Finance 0.7%
	American Express Co.	36,101	3,592,772
	Capital One Financial Corp.	24,591	2,319,423
	Discover Financial Services	17,642	1,259,815
	Synchrony Financial	35,867	1,037,991
			8,210,001
	Containers & Packaging 0.3%
	Avery Dennison Corp.	4,450	510,326
	Ball Corp.	17,655	688,015
	International Paper Co.	20,934	1,124,784
	Packaging Corp. of America	4,770	538,533
	Sealed Air Corp.	8,147	359,038
	WestRock Co.	12,965	751,711
			3,972,407
	Distributors 0.1%
	Genuine Parts Co.	7,418	721,845
	LKQ Corp. (a)	15,657	524,823
			1,246,668
	Diversified Consumer Services 0.0% ‡
	H&R Block, Inc.	10,576	266,092
	Diversified Financial Services 1.6%
¤	Berkshire Hathaway, Inc., Class B (a)	97,302	19,253,147
	Jefferies Financial Group, Inc.	15,328	371,704
			19,624,851
	Diversified Telecommunication Services 1.9%
	AT&T, Inc.	366,824	11,727,363
	CenturyLink, Inc.	49,631	931,574
	Verizon Communications, Inc.	208,884	10,786,770
			23,445,707
	Electric Utilities 1.8%
	Alliant Energy Corp.	11,702	502,835
	American Electric Power Co., Inc.	24,899	1,771,315
	Duke Energy Corp.	35,439	2,892,531
	Edison International	16,471	1,097,463
	Entergy Corp.	9,141	742,980
	Evergy, Inc.	13,711	769,050
	Eversource Energy	16,020	972,734
	Exelon Corp.	48,804	2,074,170
	FirstEnergy Corp.	22,663	802,950
	NextEra Energy, Inc.	23,833	3,992,981
	PG&E Corp.	26,107	1,124,690
	Pinnacle West Capital Corp.	5,659	455,153
	PPL Corp.	35,340	1,016,732
	Southern Co.	51,142	2,485,501
	Xcel Energy, Inc.	25,725	1,205,474
			21,906,559
	Electrical Equipment 0.5%
	AMETEK, Inc.	11,707	910,805
	Eaton Corp. PLC	22,107	1,838,639
	Emerson Electric Co.	31,854	2,302,407
	Rockwell Automation, Inc.	6,349	1,190,818
			6,242,669
	Electronic Equipment, Instruments & Components 0.4%
	Amphenol Corp., Class A	15,239	1,424,999
	Corning, Inc.	41,977	1,392,797
	FLIR Systems, Inc.	6,937	406,508
	IPG Photonics Corp. (a)	1,900	311,676
	TE Connectivity, Ltd.	17,701	1,656,283
			5,192,263
	Energy Equipment & Services 0.8%
	Baker Hughes, a GE Co.	21,051	727,944
	Halliburton Co.	44,284	1,878,527
	Helmerich & Payne, Inc.	5,504	337,670
	National Oilwell Varco, Inc.	19,313	938,998
	Schlumberger, Ltd.	70,024	4,728,020
	TechnipFMC PLC	21,941	714,180
			9,325,339
	Equity Real Estate Investment Trusts 2.7%
	Alexandria Real Estate Equities, Inc.	5,206	663,453
	American Tower Corp.	22,328	3,309,903
	Apartment Investment & Management Co., Class A	7,955	339,281
	AvalonBay Communities, Inc.	6,987	1,235,651
	Boston Properties, Inc.	7,804	979,636
	Crown Castle International Corp.	20,971	2,324,216
	Digital Realty Trust, Inc.	10,412	1,264,225
	Duke Realty Corp.	18,049	525,587
	Equinix, Inc.	4,017	1,764,588
	Equity Residential	18,615	1,217,979
	Essex Property Trust, Inc.	3,339	802,863
	Extra Space Storage, Inc.	6,375	599,059
	Federal Realty Investment Trust	3,702	464,601
	GGP, Inc.	31,977	681,750
	HCP, Inc.	23,750	615,125
	Host Hotels & Resorts, Inc.	37,478	784,789
	Iron Mountain, Inc.	14,228	499,545
	Kimco Realty Corp.	21,480	358,501
	Macerich Co.	5,488	324,121
	Mid-America Apartment Communities, Inc.	5,753	579,787
	Prologis, Inc.	26,957	1,768,918
	Public Storage	7,575	1,650,062
	Realty Income Corp.	14,377	801,805
	Regency Centers Corp.	7,451	474,107
	SBA Communications Corp. (a)	5,823	921,490
	Simon Property Group, Inc.	15,656	2,758,744
	SL Green Realty Corp.	4,470	460,902
	UDR, Inc.	13,528	520,557
	Ventas, Inc.	18,013	1,015,573
	Vornado Realty Trust	8,749	629,228
	Welltower, Inc.	18,805	1,177,193
	Weyerhaeuser Co.	38,270	1,308,069
			32,821,308
	Food & Staples Retailing 1.4%
	Costco Wholesale Corp.	22,173	4,849,457
	Kroger Co.	41,092	1,191,668
	Sysco Corp.	24,231	1,628,566
	Walgreens Boots Alliance, Inc.	43,114	2,915,369
	Walmart, Inc.	73,137	6,526,014
			17,111,074
	Food Products 1.1%
	Archer-Daniels-Midland Co.	28,269	1,364,262
	Campbell Soup Co.	9,727	397,834
	Conagra Brands, Inc.	19,894	730,309
	General Mills, Inc.	29,973	1,380,556
	Hershey Co.	7,064	693,756
	Hormel Foods Corp.	13,653	491,098
	J.M. Smucker Co.	5,743	638,162
	Kellogg Co.	12,625	896,754
	Kraft Heinz Co.	30,201	1,819,610
	McCormick & Co., Inc.	6,131	720,638
	Mondelez International, Inc., Class A	74,571	3,234,890
	Tyson Foods, Inc., Class A	15,045	867,344
			13,235,213
	Health Care Equipment & Supplies 3.1%
	Abbott Laboratories	88,631	5,808,876
	ABIOMED, Inc. (a)	2,136	757,276
	Align Technology, Inc. (a)	3,647	1,300,703
	Baxter International, Inc.	24,905	1,804,367
	Becton Dickinson & Co.	13,508	3,381,998
	Boston Scientific Corp. (a)	69,755	2,344,466
	Cooper Cos., Inc.	2,478	645,519
	Danaher Corp.	31,078	3,187,981
	DENTSPLY SIRONA, Inc.	11,498	553,169
	Edwards Lifesciences Corp. (a)	10,656	1,517,947
	Hologic, Inc. (a)	13,802	592,244
	IDEXX Laboratories, Inc. (a)	4,391	1,075,488
	Intuitive Surgical, Inc. (a)	5,728	2,910,912
	Medtronic PLC	68,461	6,177,236
	ResMed, Inc.	7,216	763,308
	Stryker Corp.	16,248	2,652,486
	Varian Medical Systems, Inc. (a)	4,626	534,072
	Zimmer Biomet Holdings, Inc.	10,276	1,289,843
			37,297,891
	Health Care Providers & Services 3.1%
	Aetna, Inc.	16,536	3,115,217
	AmerisourceBergen Corp.	8,223	672,888
	Anthem, Inc.	12,901	3,263,953
	Cardinal Health, Inc.	15,706	784,515
	Centene Corp. (a)	10,373	1,351,913
	Cigna Corp.	12,298	2,206,507
	CVS Health Corp.	51,395	3,333,480
	DaVita, Inc. (a)	7,057	495,966
	Envision Healthcare Corp. (a)	6,124	271,048
	Express Scripts Holding Co. (a)	28,397	2,256,426
	HCA Healthcare, Inc.	14,127	1,754,997
	Henry Schein, Inc. (a)	7,787	618,366
	Humana, Inc.	6,960	2,186,693
	Laboratory Corp. of America Holdings (a)	5,172	906,858
	McKesson Corp.	10,214	1,282,878
	Quest Diagnostics, Inc.	6,866	739,605
	UnitedHealth Group, Inc.	48,581	12,301,681
	Universal Health Services, Inc., Class B	4,406	537,973
			38,080,964
	Health Care Technology 0.1%
	Cerner Corp. (a)	15,936	989,307

	Hotels, Restaurants & Leisure 1.6%
	Carnival Corp.	20,523	1,215,782
	Chipotle Mexican Grill, Inc. (a)	1,236	536,004
	Darden Restaurants, Inc.	6,258	669,230
	Hilton Worldwide Holdings, Inc.	14,124	1,110,994
	Marriott International, Inc., Class A	15,005	1,918,239
	McDonald's Corp.	39,694	6,253,393
	MGM Resorts International	25,333	794,696
	Norwegian Cruise Line Holdings, Ltd. (a)	10,450	522,813
	Royal Caribbean Cruises, Ltd.	8,564	965,677
	Starbucks Corp.	69,764	3,654,936
	Wynn Resorts, Ltd.	4,282	714,152
	Yum! Brands, Inc.	16,340	1,295,599
			19,651,515
	Household Durables 0.3%
	D.R. Horton, Inc.	17,363	758,763
	Garmin, Ltd.	5,623	351,156
	Leggett & Platt, Inc.	6,636	289,131
	Lennar Corp., Class A	13,832	722,999
	Mohawk Industries, Inc. (a)	3,206	603,882
	Newell Brands, Inc.	24,554	643,069
	PulteGroup, Inc.	13,280	378,347
	Whirlpool Corp.	3,262	427,648
			4,174,995
	Household Products 1.4%
	Church & Dwight Co., Inc.	12,371	691,539
	Clorox Co.	6,547	884,958
	Colgate-Palmolive Co.	44,099	2,955,074
	Kimberly-Clark Corp.	17,660	2,010,768
	Procter & Gamble Co.	127,123	10,281,708
			16,824,047
	Independent Power & Renewable Electricity Producers 0.1%
	AES Corp.	33,436	446,705
	NRG Energy, Inc.	15,123	478,945
			925,650
	Industrial Conglomerates 1.6%
	3M Co.	30,013	6,372,360
	General Electric Co.	439,078	5,984,633
	Honeywell International, Inc.	37,760	6,028,384
	Roper Technologies, Inc.	5,215	1,574,409
			19,959,786
	Insurance 2.4%
	Aflac, Inc.	39,137	1,821,436
	Allstate Corp.	17,769	1,690,187
	American International Group, Inc.	45,381	2,505,485
	Aon PLC	12,361	1,774,422
	Arthur J. Gallagher & Co.	9,215	657,490
	Assurant, Inc.	2,664	293,839
	Brighthouse Financial, Inc. (a)	6,041	262,361
	Chubb, Ltd.	23,548	3,290,127
	Cincinnati Financial Corp.	7,551	571,082
	Everest Re Group, Ltd.	2,072	452,421
	Hartford Financial Services Group, Inc.	18,105	954,133
	Lincoln National Corp.	11,057	752,982
	Loews Corp.	13,237	672,175
	Marsh & McLennan Cos., Inc.	25,650	2,138,184
	MetLife, Inc.	51,390	2,350,579
	Principal Financial Group, Inc.	13,464	781,989
	Progressive Corp.	29,441	1,766,754
	Prudential Financial, Inc.	21,233	2,142,622
	Torchmark Corp.	5,339	470,206
	Travelers Cos., Inc.	13,663	1,778,103
	Unum Group	11,182	444,261
	Willis Towers Watson PLC	6,665	1,062,534
	XL Group, Ltd.	13,057	734,195
			29,367,567
	Internet & Direct Marketing Retail 4.1%
¤	Amazon.com, Inc. (a)	20,360	36,188,679
	Booking Holdings, Inc. (a)	2,435	4,939,933
	Expedia Group, Inc.	6,110	817,762
	Netflix, Inc. (a)	21,975	7,415,464
	TripAdvisor, Inc. (a)	5,417	314,132
			49,675,970
	Internet Software & Services 5.1%
	Akamai Technologies, Inc. (a)	8,626	649,193
¤	Alphabet, Inc. (a)
	Class A	15,098	18,528,568
	Class C	15,348	18,682,507
	eBay, Inc. (a)	46,732	1,563,185
¤	Facebook, Inc., Class A (a)	121,259	20,926,878
	Twitter, Inc. (a)	33,104	1,055,024
	VeriSign, Inc. (a)	4,853	704,801
			62,110,156
	IT Services 4.4%
	Accenture PLC, Class A	32,511	5,179,978
	Alliance Data Systems Corp.	2,437	548,033
	Automatic Data Processing, Inc.	22,270	3,006,227
	Broadridge Financial Solutions, Inc.	5,961	673,474
	Cognizant Technology Solutions Corp., Class A	29,620	2,414,030
	DXC Technology Co.	14,397	1,220,002
	Fidelity National Information Services, Inc.	16,734	1,725,777
	Fiserv, Inc. (a)	20,699	1,562,360
	FleetCor Technologies, Inc. (a)	4,532	983,444
	Gartner, Inc. (a)	4,613	624,739
	Global Payments, Inc.	8,066	907,990
	International Business Machines Corp.	43,158	6,254,889
	Mastercard, Inc., Class A	46,352	9,177,696
	Paychex, Inc.	16,165	1,115,708
	PayPal Holdings, Inc. (a)	56,425	4,634,749
	Total System Services, Inc.	8,387	767,746
	Visa, Inc., Class A	90,298	12,347,348
	Western Union Co.	23,292	469,567
			53,613,757
	Leisure Products 0.1%
	Hasbro, Inc.	5,748	572,558
	Mattel, Inc.	17,391	275,995
			848,553
	Life Sciences Tools & Services 0.9%
	Agilent Technologies, Inc.	16,175	1,068,197
	Illumina, Inc. (a)	7,431	2,410,319
	IQVIA Holdings, Inc. (a)	8,171	996,372
	Mettler-Toledo International, Inc. (a)	1,284	760,783
	PerkinElmer, Inc.	5,593	442,854
	Thermo Fisher Scientific, Inc.	20,339	4,770,106
	Waters Corp. (a)	3,961	781,386
			11,230,017
	Machinery 1.5%
	Caterpillar, Inc.	30,226	4,346,499
	Cummins, Inc.	7,830	1,118,202
	Deere & Co.	16,394	2,373,687
	Dover Corp.	7,820	648,904
	Flowserve Corp.	6,614	293,199
	Fortive Corp.	15,507	1,272,815
	Illinois Tool Works, Inc.	15,413	2,209,145
	Ingersoll-Rand PLC	12,536	1,234,921
	PACCAR, Inc.	17,785	1,168,830
	Parker-Hannifin Corp.	6,722	1,136,354
	Pentair PLC	8,206	366,398
	Snap-on, Inc.	2,861	485,197
	Stanley Black & Decker, Inc.	7,801	1,166,015
	Xylem, Inc.	9,096	696,390
			18,516,556
	Media 2.2%
	CBS Corp., Class B	17,263	909,242
	Charter Communications, Inc., Class A (a)	9,364	2,852,087
	Comcast Corp., Class A	232,154	8,306,470
	Discovery, Inc. (a)
	Class A (b)	7,889	209,690
	Class C	17,269	423,954
	DISH Network Corp., Class A (a)	11,574	365,275
	Interpublic Group of Cos., Inc.	19,490	439,500
	News Corp.
	Class A	19,376	291,996
	Class B	6,156	94,187
	Omnicom Group, Inc.	11,490	790,857
	Twenty-First Century Fox, Inc.
	Class A	53,286	2,397,870
	Class B	22,203	986,257
	Viacom, Inc., Class B	17,844	518,368
	Walt Disney Co.	75,161	8,535,283
			27,121,036
	Metals & Mining 0.3%
	Freeport-McMoRan, Inc.	68,115	1,123,897
	Newmont Mining Corp.	26,970	989,260
	Nucor Corp.	16,081	1,076,301
			3,189,458
	Multi-Utilities 0.9%
	Ameren Corp.	12,318	764,455
	CenterPoint Energy, Inc.	21,813	621,234
	CMS Energy Corp.	14,283	690,440
	Consolidated Edison, Inc.	15,709	1,239,912
	Dominion Energy, Inc.	32,989	2,365,641
	DTE Energy Co.	9,175	995,855
	NiSource, Inc.	17,055	446,500
	Public Service Enterprise Group, Inc.	25,541	1,316,894
	SCANA Corp.	7,210	288,328
	Sempra Energy	13,353	1,543,473
	WEC Energy Group, Inc.	15,952	1,058,734
			11,331,466
	Multiline Retail 0.5%
	Dollar General Corp.	12,850	1,261,228
	Dollar Tree, Inc. (a)	12,021	1,097,277
	Kohl's Corp.	8,505	628,264
	Macy's, Inc.	15,488	615,338
	Nordstrom, Inc.	5,938	311,211
	Target Corp.	26,952	2,174,487
			6,087,805
	Oil, Gas & Consumable Fuels 5.4%
	Anadarko Petroleum Corp.	26,040	1,904,826
	Andeavor	7,029	1,054,772
	Apache Corp.	19,319	888,674
	Cabot Oil & Gas Corp.	22,825	536,388
	Chevron Corp.	96,606	12,198,440
	Cimarex Energy Co.	4,824	475,646
	Concho Resources, Inc. (a)	9,608	1,401,327
	ConocoPhillips	59,151	4,268,928
	Devon Energy Corp.	26,460	1,190,965
	EOG Resources, Inc.	29,264	3,773,300
	EQT Corp.	12,751	633,470
¤	Exxon Mobil Corp.	214,037	17,446,156
	Hess Corp.	13,237	868,744
	HollyFrontier Corp.	8,925	665,626
	Kinder Morgan, Inc.	95,912	1,705,315
	Marathon Oil Corp.	43,132	910,948
	Marathon Petroleum Corp.	23,350	1,887,380
	Newfield Exploration Co. (a)	10,097	289,986
	Noble Energy, Inc.	24,490	883,844
	Occidental Petroleum Corp.	38,713	3,249,182
	ONEOK, Inc.	20,782	1,463,884
	Phillips 66	21,217	2,616,905
	Pioneer Natural Resources Co.	8,616	1,630,750
	Valero Energy Corp.	21,785	2,578,255
	Williams Cos., Inc.	41,843	1,244,829
			65,768,540
	Personal Products 0.1%
	Coty, Inc., Class A	23,904	320,553
	Estee Lauder Cos., Inc., Class A	11,323	1,527,925
			1,848,478
	Pharmaceuticals 4.6%
	Allergan PLC	17,141	3,155,487
	Bristol-Myers Squibb Co.	82,632	4,854,630
	Eli Lilly & Co.	48,288	4,771,337
¤	Johnson & Johnson	135,593	17,968,785
	Merck & Co., Inc.	136,006	8,958,715
	Mylan N.V. (a)	26,059	972,261
	Nektar Therapeutics (a)	8,145	428,427
	Perrigo Co. PLC	6,510	524,185
	Pfizer, Inc.	295,719	11,808,060
	Zoetis, Inc.	24,461	2,115,387
			55,557,274
	Professional Services 0.3%
	Equifax, Inc.	6,081	763,165
	IHS Markit, Ltd. (a)	18,003	954,699
	Nielsen Holdings PLC	16,928	398,824
	Robert Half International, Inc.	6,247	473,273
	Verisk Analytics, Inc. (a)	7,853	868,699
			3,458,660
	Real Estate Management & Development 0.1%
	CBRE Group, Inc., Class A (a)	15,286	761,243

	Road & Rail 1.0%
	CSX Corp.	44,253	3,127,802
	J.B. Hunt Transport Services, Inc.	4,328	518,927
	Kansas City Southern	5,187	603,093
	Norfolk Southern Corp.	14,284	2,413,996
	Union Pacific Corp.	39,209	5,877,037
			12,540,855
	Semiconductors & Semiconductor Equipment 3.9%
	Advanced Micro Devices, Inc. (a)	41,654	763,518
	Analog Devices, Inc.	18,750	1,802,625
	Applied Materials, Inc.	50,961	2,478,233
	Broadcom, Inc.	20,297	4,501,266
	Intel Corp.	235,581	11,331,446
	KLA-Tencor Corp.	7,880	925,270
	Lam Research Corp.	8,293	1,580,978
	Microchip Technology, Inc.	11,882	1,110,135
	Micron Technology, Inc. (a)	58,631	3,095,130
	NVIDIA Corp.	30,686	7,513,774
	Qorvo, Inc. (a)	6,395	522,855
	QUALCOMM, Inc.	74,952	4,803,674
	Skyworks Solutions, Inc.	9,205	870,609
	Texas Instruments, Inc.	49,488	5,509,004
	Xilinx, Inc.	12,811	923,289
			47,731,806
	Software 6.1%
	Activision Blizzard, Inc.	38,482	2,825,348
	Adobe Systems, Inc. (a)	24,896	6,091,553
	ANSYS, Inc. (a)	4,247	717,233
	Autodesk, Inc. (a)	11,077	1,422,730
	CA, Inc.	15,796	698,341
	Cadence Design Systems, Inc. (a)	14,251	628,327
	Citrix Systems, Inc. (a)	6,509	715,795
	Electronic Arts, Inc. (a)	15,512	1,997,170
	Intuit, Inc.	12,323	2,516,850
¤	Microsoft Corp.	388,416	41,203,169
	Oracle Corp.	150,655	7,183,230
	Red Hat, Inc. (a)	8,982	1,268,528
	salesforce.com, Inc. (a)	35,657	4,890,358
	Symantec Corp.	31,421	635,333
	Synopsys, Inc. (a)	7,533	673,676
	Take-Two Interactive Software, Inc. (a)	5,782	653,482
			74,121,123
	Specialty Retail 2.3%
	Advance Auto Parts, Inc.	3,743	528,624
	AutoZone, Inc. (a)	1,348	951,054
	Best Buy Co., Inc.	12,399	930,297
	CarMax, Inc. (a)	9,002	672,269
	Foot Locker, Inc.	5,971	291,444
	Gap, Inc.	10,969	330,935
	Home Depot, Inc.	58,316	11,518,576
	L Brands, Inc.	12,262	388,338
	Lowe's Cos., Inc.	41,555	4,128,074
	O'Reilly Automotive, Inc. (a)	4,141	1,267,146
	Ross Stores, Inc.	19,141	1,673,498
	Tiffany & Co.	5,150	708,434
	TJX Cos., Inc.	31,701	3,083,239
	Tractor Supply Co.	6,170	481,507
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,890	706,287
			27,659,722
	Technology Hardware, Storage & Peripherals 4.4%
¤	Apple, Inc.	248,480	47,283,259
	Hewlett Packard Enterprise Co.	77,196	1,191,906
	HP, Inc.	82,978	1,915,132
	NetApp, Inc.	13,545	1,050,008
	Seagate Technology PLC	14,512	763,622
	Western Digital Corp.	15,128	1,061,229
	Xerox Corp.	10,815	280,866
			53,546,022
	Textiles, Apparel & Luxury Goods 0.8%
	Hanesbrands, Inc.	18,218	405,533
	Michael Kors Holdings, Ltd. (a)	7,578	505,680
	NIKE, Inc., Class B	64,845	4,987,229
	PVH Corp.	3,896	598,114
	Ralph Lauren Corp.	2,814	379,834
	Tapestry, Inc.	14,550	685,596
	Under Armour, Inc. (a)
	Class A	9,402	187,758
	Class C	9,522	178,442
	VF Corp.	16,551	1,523,850
			9,452,036
	Tobacco 1.0%
	Altria Group, Inc.	95,681	5,614,561
	Philip Morris International, Inc.	78,585	6,781,886
			12,396,447
	Trading Companies & Distributors 0.2%
	Fastenal Co.	14,542	827,876
	United Rentals, Inc. (a)	4,226	628,829
	W.W. Grainger, Inc.	2,577	893,085
			2,349,790
	Water Utilities 0.1%
	American Water Works Co., Inc.	9,001	794,338

	Total Common Stocks (c) (Cost $334,318,873)		1,206,176,830

	Short-Term Investments 0.8%
	Affiliated Investment Company 0.0% ‡
	MainStay U.S. Government Liquidity Fund, 1.75% (d)	66,773	66,773

	Total Affiliated Investment Company (Cost $66,773)		66,773

		Principal Amount
	U.S. Governments 0.8%
	United States Treasury Bills (e)
	1.942%, due 10/4/18	$1,600,000	1,594,518
	1.947%, due 10/4/18	1,000,000	996,573
	1.953%, due 10/4/18	200,000	199,315
	1.96%, due 10/4/18	400,000	398,629
	1.966%, due 10/4/18	4,600,000	4,584,237
	1.987%, due 10/25/18 (f)	2,000,000	1,990,762
	Total U.S. Governments (Cost $9,764,171)		9,764,034

	Total Short-Term Investments (Cost $9,830,944)		9,830,807

	Total Investments (Cost $344,149,817)	99.9%	1,216,007,637
	Other Assets, Less Liabilities	0.1	945,610
	Net Assets	100.0%	$1,216,953,247

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2018, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2018, the market value of securities loaned was $207,590 and the Fund received non-cash collateral in the amount of $208,918.
(c)	The combined market value of common stocks and notional value of Standard & Poor's 500 Index futures contracts represents 99.9% of the Portfolio's net assets.
(d)	Rate reported is the current yield as of July 31, 2018.
(e)	Interest rate shown represents yield to maturity.
(f)	Represents a security which was maintained at the broker as collateral for futures contracts.

As of July 31, 2018, the Fund held the following futures contracts1:

Type	Number of Contracts Long	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Standard & Poor's 500 Index Mini	69	September 2018	$9,647,107	$9,718,995	$71,888

1.	As of July 31, 2018, cash in the amount of $392,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2018.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,206,176,830	$—	$—	$1,206,176,830
Short-Term Investments
Affiliated Investment Company	66,773	—	—	66,773
U.S. Government	—	9,764,034	—	9,764,034
Total Short-Term Investments	66,773	9,764,034	—	9,830,807
Total Investments in Securities	1,206,243,603	9,764,034	—	1,216,007,637
Other Financial Instruments
Futures Contracts (b)	71,888	—	—	71,888
Total Investments in Securities and Other Financial Instruments	$1,206,315,491	$9,764,034	$—	$1,216,079,525

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay MacKay Short Duration High Yield Fund

Portfolio of Investments July 31, 2018 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 92.0% †
	Convertible Bonds 0.9%
	Auto Parts & Equipment 0.2%
	Exide Technologies 7.00% (7.00% PIK), due 4/30/25 (a)(b)(c)(d)(e)	$3,536,451	$2,157,235

	Oil & Gas 0.1%
	Comstock Resources, Inc. 7.75% (7.75% PIK), due 4/1/19 (b)	1,200,000	1,231,775

	Real Estate Investment Trusts 0.6%
	VEREIT, Inc.
	3.00%, due 8/1/18	2,590,000	2,593,227
	3.75%, due 12/15/20	4,865,000	4,910,658
			7,503,885
	Total Convertible Bonds (Cost $11,813,828)		10,892,895

	Corporate Bonds 82.5%
	Advertising 1.0%
	Lamar Media Corp. 5.375%, due 1/15/24	5,000,000	5,125,000
	Outfront Media Capital LLC / Outfront Media Capital Corp.
	5.25%, due 2/15/22	4,000,000	4,030,000
	5.625%, due 2/15/24	3,000,000	3,025,470
			12,180,470
	Aerospace & Defense 1.2%
	KLX, Inc. 5.875%, due 12/1/22 (f)	5,590,000	5,792,637
	TransDigm, Inc.
	5.50%, due 10/15/20	5,138,000	5,144,422
	6.00%, due 7/15/22	2,425,000	2,467,923
	Triumph Group, Inc. 5.25%, due 6/1/22	1,000,000	897,500
			14,302,482
	Apparel 0.2%
	William Carter Co. 5.25%, due 8/15/21	1,850,000	1,873,773

	Auto Manufacturers 1.5%
	Aston Martin Capital Holdings, Ltd. 6.50%, due 4/15/22 (f)	6,900,000	7,023,027
	BCD Acquisition, Inc. 9.625%, due 9/15/23 (f)	2,427,000	2,554,418
	Jaguar Land Rover Automotive PLC (f)
	4.125%, due 12/15/18	670,000	671,474
	4.25%, due 11/15/19	905,000	906,131
	McLaren Finance PLC 5.75%, due 8/1/22 (f)	7,300,000	7,191,960
			18,347,010
	Auto Parts & Equipment 3.8%
	Exide Technologies 11.00% (4.00% Cash and 7.00% PIK), due 4/30/22 (a)(b)(c)(e)(f)	10,643,550	9,525,977
¤	IHO Verwaltungs GmbH 4.125% (4.125% Cash or 4.875% PIK), due 9/15/21 (b)(f)	17,369,000	17,151,887
	Meritor, Inc. 6.25%, due 2/15/24	1,600,000	1,604,000
	Nexteer Automotive Group, Ltd. 5.875%, due 11/15/21 (f)	5,762,000	5,906,050
	Schaeffler Finance B.V. 4.75%, due 5/15/23 (f)	9,580,000	9,484,200
	Titan International, Inc. 6.50%, due 11/30/23 (f)	2,000,000	2,000,000
	ZF North America Capital, Inc. 4.00%, due 4/29/20 (f)	1,050,000	1,054,557
			46,726,671
	Banks 0.2%
	CIT Group, Inc. 4.125%, due 3/9/21	2,500,000	2,496,875

	Biotechnology 0.1%
	AMAG Pharmaceuticals, Inc. 7.875%, due 9/1/23 (f)	1,000,000	1,058,750

	Building Materials 1.1%
	Gibraltar Industries, Inc. 6.25%, due 2/1/21	936,000	940,680
	Griffon Corp. 5.25%, due 3/1/22	2,910,000	2,826,337
	Masonite International Corp. 5.625%, due 3/15/23 (f)	2,000,000	2,040,000
	Summit Materials LLC / Summit Materials Finance Corp.
	6.125%, due 7/15/23	3,000,000	3,045,000
	8.50%, due 4/15/22	4,570,000	4,912,750
			13,764,767
	Chemicals 2.1%
	Blue Cube Spinco LLC 9.75%, due 10/15/23	10,620,000	12,027,150
	Kissner Holdings, L.P. / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA 8.375%, due 12/1/22 (f)	3,790,000	3,856,325
	Olin Corp. 5.50%, due 8/15/22	4,400,000	4,488,000
	PolyOne Corp. 5.25%, due 3/15/23	4,375,000	4,467,969
	PQ Corp. 6.75%, due 11/15/22 (f)	1,454,000	1,526,700
			26,366,144
	Commercial Services 4.4%
	Ashtead Capital, Inc. 5.625%, due 10/1/24 (f)	4,200,000	4,320,960
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, due 4/1/23	2,800,000	2,758,000
	Flexi-Van Leasing, Inc. 10.00%, due 2/15/23 (f)	3,175,000	2,968,625
	Great Lakes Dredge & Dock Corp. 8.00%, due 5/15/22	2,000,000	2,055,000
	IHS Markit, Ltd. 5.00%, due 11/1/22 (f)	6,630,000	6,807,087
	Nielsen Co. Luxembourg S.A.R.L. 5.50%, due 10/1/21 (f)	5,845,000	5,830,388
¤	Nielsen Finance LLC / Nielsen Finance Co.
	4.50%, due 10/1/20	5,000,000	4,976,550
	5.00%, due 4/15/22 (f)	17,400,000	16,910,625
	Service Corp. International 5.375%, due 1/15/22	4,200,000	4,249,875
	United Rentals North America, Inc. 4.625%, due 7/15/23	2,000,000	2,005,000
	WEX, Inc. 4.75%, due 2/1/23 (f)	710,000	713,550
			53,595,660
	Computers 0.5%
	NCR Corp.
	5.00%, due 7/15/22	3,000,000	2,958,750
	5.875%, due 12/15/21	3,335,000	3,385,025
			6,343,775
	Containers & Packaging 0.4%
	OI European Group B.V. 4.00%, due 3/15/23 (f)	5,775,000	5,457,375

	Cosmetics & Personal Care 0.6%
	Edgewell Personal Care Co.
	4.70%, due 5/19/21	1,775,000	1,775,000
	4.70%, due 5/24/22	5,974,000	5,877,221
			7,652,221
	Distribution & Wholesale 0.6%
	American Tire Distributors, Inc. 10.25%, due 3/1/22 (f)	2,000,000	815,000
	LKQ Corp. 4.75%, due 5/15/23	6,800,000	6,791,500
			7,606,500
	Diversified Financial Services 3.4%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, due 10/30/20	965,000	983,164
	Credit Acceptance Corp. 6.125%, due 2/15/21	8,617,000	8,713,941
	Jefferies Finance LLC / JFIN Co-Issuer Corp. (f)
	6.875%, due 4/15/22	2,300,000	2,317,641
	7.375%, due 4/1/20	1,000,000	1,017,500
	7.50%, due 4/15/21	2,000,000	2,040,000
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. (f)
	5.25%, due 3/15/22	3,000,000	3,000,330
	5.875%, due 8/1/21	4,990,000	5,039,900
	Lincoln Finance, Ltd. 7.375%, due 4/15/21 (f)	4,025,000	4,156,618
	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc. 6.375%, due 12/15/22 (f)	6,750,000	6,851,250
	VFH Parent LLC / Orchestra Co-Issuer, Inc. 6.75%, due 6/15/22 (f)	7,100,000	7,304,125
			41,424,469
	Electric 1.8%
	AES Corp.
	4.00%, due 3/15/21	1,000,000	998,750
	4.50%, due 3/15/23	1,000,000	996,250
	Calpine Corp. (f)
	5.875%, due 1/15/24	3,400,000	3,417,000
	6.00%, due 1/15/22	3,394,000	3,453,395
	GenOn Energy, Inc. (g)(h)
	7.875%, due 6/15/18	5,985,000	3,800,475
	9.50%, due 10/15/18	3,125,000	1,953,125
	NRG Energy, Inc. 6.25%, due 7/15/22	6,840,000	7,053,750
			21,672,745
	Electrical Components & Equipment 0.4%
	WESCO Distribution, Inc. 5.375%, due 12/15/21	4,540,000	4,634,432

	Engineering & Construction 0.1%
	Weekley Homes LLC / Weekley Finance Corp. 6.00%, due 2/1/23	1,000,000	965,000

	Entertainment 1.3%
	GLP Capital, L.P. / GLP Financing II, Inc.
	4.375%, due 11/1/18	1,600,000	1,600,800
	4.375%, due 4/15/21	2,979,000	3,022,762
	4.875%, due 11/1/20	4,000,000	4,060,000
	Rivers Pittsburgh Borrower, L.P. / Rivers Pittsburgh Finance Corp. 6.125%, due 8/15/21 (f)	7,615,000	7,567,406
			16,250,968
	Food 2.7%
	Albertsons Cos, Inc. 6.085%, due 1/15/24 (f)(i)	4,280,000	4,333,500
	B&G Foods, Inc. 4.625%, due 6/1/21	3,225,000	3,196,781
	C&S Group Enterprises LLC 5.375%, due 7/15/22 (f)	12,110,000	12,004,038
	Darling Ingredients, Inc. 5.375%, due 1/15/22	2,577,000	2,618,876
	Ingles Markets, Inc. 5.75%, due 6/15/23	2,820,000	2,827,050
	KeHE Distributors LLC / KeHE Finance Corp. 7.625%, due 8/15/21 (f)	3,555,000	3,443,906
	Land O' Lakes, Inc. 6.00%, due 11/15/22 (f)	1,200,000	1,262,113
	TreeHouse Foods, Inc. 4.875%, due 3/15/22	3,500,000	3,501,050
			33,187,314
	Forest Products & Paper 0.3%
	Mercer International, Inc.
	6.50%, due 2/1/24	2,005,000	2,050,113
	7.75%, due 12/1/22	2,040,000	2,142,000
			4,192,113
	Gas 0.2%
	Rockpoint Gas Storage Canada, Ltd. 7.00%, due 3/31/23 (f)	3,000,000	2,985,000

	Health Care - Products 0.6%
	Avanos Medical, Inc. 6.25%, due 10/15/22	4,330,000	4,416,600
	DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp. 8.125%, due 6/15/21 (f)	2,130,000	2,188,575
	Hill-Rom Holdings, Inc. 5.75%, due 9/1/23 (f)	630,000	639,450
			7,244,625
	Health Care - Services 5.4%
	Acadia Healthcare Co., Inc. 5.625%, due 2/15/23	7,410,000	7,465,575
	Centene Corp. 5.625%, due 2/15/21	9,500,000	9,707,812
	Encompass Health Corp. 5.125%, due 3/15/23	1,000,000	997,500
	Fresenius Medical Care U.S. Finance II, Inc. (f)
	5.875%, due 1/31/22	2,000,000	2,116,600
	6.50%, due 9/15/18	207,000	207,787
¤	HCA, Inc.
	5.875%, due 5/1/23	9,255,000	9,683,044
	6.50%, due 2/15/20	4,966,000	5,168,613
	7.50%, due 2/15/22	16,000,000	17,580,000
	7.50%, due 12/15/23	2,895,000	3,148,313
	Polaris Intermediate Corp. 8.50% (8.50% PIK), due 12/1/22 (b)(f)	2,100,000	2,170,875
	Tenet Healthcare Corp.
	6.00%, due 10/1/20	1,650,000	1,713,938
	7.50%, due 1/1/22 (f)	3,435,000	3,598,162
	8.125%, due 4/1/22	3,000,000	3,195,000
			66,753,219
	Home Builders 3.6%
	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.875%, due 2/15/21 (f)	351,000	352,755
	AV Homes, Inc. 6.625%, due 5/15/22	2,505,000	2,580,150
	Brookfield Residential Properties, Inc. 6.50%, due 12/15/20 (f)	7,472,000	7,554,192
	Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, due 7/1/22 (f)	1,750,000	1,756,562
	Century Communities, Inc. 6.875%, due 5/15/22	4,805,000	4,885,739
	D.R. Horton, Inc. 3.75%, due 3/1/19	1,165,000	1,167,858
	Mason Finance Sub, Inc. 6.875%, due 8/15/23	1,500,000	915,000
	New Home Co., Inc. 7.25%, due 4/1/22	3,185,000	3,266,727
	Shea Homes, L.P. / Shea Homes Funding Corp. 5.875%, due 4/1/23 (f)	5,709,000	5,666,182
	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.25%, due 4/15/21 (f)	12,560,000	12,547,817
	Toll Brothers Finance Corp. 5.875%, due 2/15/22	1,000,000	1,042,500
	William Lyon Homes, Inc. 6.00%, due 9/1/23 (f)	1,000,000	980,000
	Williams Scotsman International, Inc. 7.875%, due 12/15/22 (f)	1,645,000	1,714,913
			44,430,395
	Household Products & Wares 1.4%
	Prestige Brands, Inc. 5.375%, due 12/15/21 (f)	9,264,000	9,275,580
	Spectrum Brands, Inc. 6.625%, due 11/15/22	7,290,000	7,508,700
			16,784,280
	Insurance 0.7%
	MGIC Investment Corp. 5.75%, due 8/15/23	4,000,000	4,123,800
	Wand Merger Corp. 8.125%, due 7/15/23 (f)	4,200,000	4,368,420
			8,492,220
	Internet 1.9%
	Cogent Communications Group, Inc. 5.375%, due 3/1/22 (f)	7,301,000	7,428,767
	Netflix, Inc.
	5.375%, due 2/1/21	2,000,000	2,052,500
	5.50%, due 2/15/22	6,300,000	6,496,875
	5.75%, due 3/1/24	3,000,000	3,071,250
	Symantec Corp. 3.95%, due 6/15/22	455,000	444,776
	VeriSign, Inc. 4.625%, due 5/1/23	4,249,000	4,259,623
			23,753,791
	Iron & Steel 0.0% ‡
	Allegheny Technologies, Inc. 5.95%, due 1/15/21	500,000	507,325

	Leisure Time 1.2%
	Brunswick Corp. 4.625%, due 5/15/21 (f)	5,190,000	5,171,445
	Carlson Travel, Inc. 6.75%, due 12/15/23 (f)	9,200,000	9,200,000
			14,371,445
	Lodging 1.2%
	Choice Hotels International, Inc.
	5.70%, due 8/28/20	1,500,000	1,548,750
	5.75%, due 7/1/22	1,000,000	1,041,250
	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. 6.75%, due 11/15/21 (f)	6,625,000	6,840,312
	MGM Resorts International 7.75%, due 3/15/22	4,500,000	4,927,500
			14,357,812
	Machinery - Diversified 0.2%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	2,500,000	2,650,000

	Media 6.7%
	Altice France S.A. 6.00%, due 5/15/22 (f)	6,400,000	6,596,480
	Altice Luxembourg S.A. 7.75%, due 5/15/22 (f)	2,800,000	2,786,000
	Altice U.S. Finance I Corp. 5.375%, due 7/15/23 (f)	1,000,000	1,008,750
¤	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.125%, due 2/15/23	3,600,000	3,582,000
	5.25%, due 3/15/21	6,200,000	6,262,000
	5.25%, due 9/30/22	2,250,000	2,272,500
	5.75%, due 1/15/24	2,700,000	2,727,000
	Charter Communications Operating LLC / Charter Communications Operating Capital 3.579%, due 7/23/20	2,525,000	2,527,361
¤	DISH DBS Corp.
	5.125%, due 5/1/20	2,000,000	1,985,000
	5.875%, due 7/15/22	7,600,000	7,106,000
	6.75%, due 6/1/21	17,500,000	17,592,750
	7.875%, due 9/1/19	1,540,000	1,595,825
	Quebecor Media, Inc. 5.75%, due 1/15/23	4,700,000	4,829,250
	Sterling Entertainment Enterprises LLC 10.25%, due 1/15/25 (c)(d)(e)	3,000,000	3,120,000
	Videotron, Ltd. 5.00%, due 7/15/22	5,869,000	5,983,446
	Virgin Media Secured Finance PLC 5.25%, due 1/15/21	12,477,000	12,726,540
			82,700,902
	Metal Fabricate & Hardware 0.7%
	Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd. 7.375%, due 12/15/23 (f)	8,000,000	8,320,000

	Mining 1.6%
	First Quantum Minerals, Ltd. (f)
	7.00%, due 2/15/21	1,000,000	1,010,000
	7.25%, due 5/15/22	3,000,000	3,015,000
	Freeport McMoRan, Inc. 6.875%, due 2/15/23	5,300,000	5,671,000
	Hecla Mining Co. 6.875%, due 5/1/21	4,125,000	4,150,781
	Joseph T. Ryerson & Son, Inc. 11.00%, due 5/15/22 (f)	2,000,000	2,205,000
	Petra Diamonds U.S. Treasury PLC 7.25%, due 5/1/22 (f)	4,000,000	3,820,000
			19,871,781
	Miscellaneous - Manufacturing 2.2%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (f)	12,160,000	12,160,000
	CTP Transportation Products LLC / CTP Finance, Inc. 8.25%, due 12/15/19 (f)	3,485,000	3,493,712
	EnPro Industries, Inc. 5.875%, due 9/15/22	2,500,000	2,543,750
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (f)	8,616,000	8,669,850
			26,867,312
	Oil & Gas 5.3%
	Ascent Resources Utica Holdings LLC / ARU Finance Corp. 10.00%, due 4/1/22 (f)	5,455,000	6,027,775
	California Resources Corp. 8.00%, due 12/15/22 (f)	1,000,000	895,000
	Carrizo Oil & Gas, Inc. 7.50%, due 9/15/20	544,000	544,680
	CNX Resources Corp. 5.875%, due 4/15/22	4,400,000	4,408,844
	Comstock Resources, Inc. 10.00% (10.00% Cash or 12.25% PIK), due 3/15/20 (b)	6,810,000	7,167,525
	Continental Resources, Inc. 5.00%, due 9/15/22	2,375,000	2,410,025
	Energy Ventures Gom LLC / EnVen Finance Corp. 11.00%, due 2/15/23 (f)	2,000,000	2,150,000
	Gulfport Energy Corp. 6.625%, due 5/1/23	4,060,000	4,110,750
	Murphy Oil USA, Inc. 6.00%, due 8/15/23	1,000,000	1,025,000
	Newfield Exploration Co. 5.75%, due 1/30/22	5,652,000	5,892,210
	PetroQuest Energy, Inc. 10.00% (1.00% Cash and 9.00% PIK), due 2/15/21 (b)(e)(g)	2,457,095	1,105,693
	QEP Resources, Inc. 5.375%, due 10/1/22	1,000,000	1,015,000
¤	Range Resources Corp.
	5.75%, due 6/1/21	6,000,000	6,135,000
	5.875%, due 7/1/22	6,645,000	6,678,225
	Rex Energy Corp. 8.00%, due 10/1/20 (g)(h)	7,906,000	948,720
	Talos Production LLC / Talos Production Finance, Inc. 11.00%, due 4/3/22 (f)	4,693,787	4,905,007
	Transocean Guardian, Ltd. 5.875%, due 1/15/24 (f)	2,000,000	2,020,000
	Ultra Resources, Inc. 6.875%, due 4/15/22 (f)	5,500,000	3,561,250
	Whiting Petroleum Corp. 5.75%, due 3/15/21	1,000,000	1,020,000
	WPX Energy, Inc. 6.00%, due 1/15/22	3,030,000	3,143,625
			65,164,329
	Oil & Gas Services 0.6%
	Bristow Group, Inc. 8.75%, due 3/1/23 (f)	1,500,000	1,470,000
	Forum Energy Technologies, Inc. 6.25%, due 10/1/21	6,040,000	6,017,350
			7,487,350
	Packaging & Containers 0.1%
	Berry Global, Inc. 6.00%, due 10/15/22	1,000,000	1,022,500

	Pharmaceuticals 0.4%
	Bausch Health Cos., Inc. 6.50%, due 3/15/22 (f)	3,895,000	4,061,316
	Endo Finance LLC / Endo Finco, Inc. 7.25%, due 1/15/22 (f)	1,500,000	1,417,500
			5,478,816
	Pipelines 1.6%
	Andeavor Logistics, L.P. / Tesoro Logistics Finance Corp.
	5.50%, due 10/15/19	1,911,000	1,953,558
	6.25%, due 10/15/22	373,000	385,607
	EnLink Midstream Partners, L.P. 2.70%, due 4/1/19	2,660,000	2,650,291
	NGPL PipeCo LLC 4.375%, due 8/15/22 (f)	8,425,000	8,446,063
	NuStar Logistics, L.P. 6.75%, due 2/1/21	3,615,000	3,768,638
	Semgroup Corp. / Rose Rock Finance Corp. 5.625%, due 7/15/22	2,800,000	2,758,000
			19,962,157
	Real Estate 0.7%
	Kennedy-Wilson, Inc. 5.875%, due 4/1/24	1,000,000	975,000
	Realogy Group LLC / Realogy Co-Issuer Corp. (f)
	4.50%, due 4/15/19	2,720,000	2,726,800
	4.875%, due 6/1/23	1,000,000	931,000
	5.25%, due 12/1/21	3,750,000	3,759,375
			8,392,175
	Real Estate Investment Trusts 4.2%
¤	Equinix, Inc.
	5.375%, due 1/1/22	20,665,000	21,362,444
	5.375%, due 4/1/23	7,500,000	7,687,500
	MGM Growth Properties Operating Partnership, L.P. / MGP Finance Co-Issuer, Inc. 5.625%, due 5/1/24	3,911,000	3,998,997
	RHP Hotel Properties, L.P. / RHP Finance Corp. 5.00%, due 4/15/21	6,692,000	6,742,190
	Sabra Health Care, L.P. / Sabra Capital Corp. 5.50%, due 2/1/21	3,295,000	3,340,306
	SBA Communications Corp. 4.00%, due 10/1/22	3,125,000	3,024,438
	Starwood Property Trust, Inc. 5.00%, due 12/15/21	5,000,000	5,062,500
			51,218,375
	Retail 3.1%
	1011778 B.C. ULC / New Red Finance, Inc. 4.625%, due 1/15/22 (f)	2,000,000	1,995,000
	DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. 8.00%, due 6/1/21 (f)	5,150,000	5,227,250
	GameStop Corp. 5.50%, due 10/1/19 (f)	5,090,000	5,096,363
	Group 1 Automotive, Inc.
	5.00%, due 6/1/22	2,000,000	1,975,000
	5.25%, due 12/15/23 (f)	1,000,000	975,000
	L Brands, Inc.
	5.625%, due 2/15/22	3,500,000	3,565,625
	6.625%, due 4/1/21	1,000,000	1,052,500
	Penske Automotive Group, Inc. 3.75%, due 8/15/20	4,540,000	4,483,250
	Rite Aid Corp. 6.125%, due 4/1/23 (f)	6,600,000	6,633,000
	Yum! Brands, Inc.
	3.875%, due 11/1/20	1,185,000	1,185,000
	5.30%, due 9/15/19	5,425,000	5,513,156
			37,701,144
	Software 1.6%
	ACI Worldwide, Inc. 6.375%, due 8/15/20 (f)	7,860,000	7,860,000
	Activision Blizzard, Inc. 6.125%, due 9/15/23 (f)	1,250,000	1,284,697
	IQVIA, Inc. 4.875%, due 5/15/23 (f)	1,000,000	1,015,000
	Open Text Corp. 5.625%, due 1/15/23 (f)	8,905,000	9,116,494
			19,276,191
	Telecommunications 8.4%
	Anixter, Inc. 5.625%, due 5/1/19	1,365,000	1,388,888
	CenturyLink, Inc.
	5.80%, due 3/15/22	6,000,000	5,992,500
	6.45%, due 6/15/21	3,000,000	3,093,750
	Cogent Communications Finance, Inc. 5.625%, due 4/15/21 (f)	5,860,000	5,860,000
	Frontier Communications Corp. 10.50%, due 9/15/22	5,600,000	5,082,000
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19	7,140,000	7,282,800
	7.625%, due 6/15/21	4,255,000	4,563,487
	Inmarsat Finance PLC 4.875%, due 5/15/22 (f)	10,000,000	9,900,000
	Level 3 Financing, Inc.
	5.375%, due 8/15/22	3,500,000	3,508,750
	5.625%, due 2/1/23	1,000,000	1,007,500
	6.125%, due 1/15/21	1,750,000	1,765,855
	Nokia OYJ 3.375%, due 6/12/22	4,000,000	3,860,000
	Sprint Capital Corp. 6.90%, due 5/1/19	2,000,000	2,041,000
¤	Sprint Communications, Inc.
	7.00%, due 3/1/20 (f)	9,840,000	10,212,936
	9.00%, due 11/15/18 (f)	1,433,000	1,457,361
	9.25%, due 4/15/22	5,000,000	5,625,000
	Sprint Corp. 7.875%, due 9/15/23	3,000,000	3,202,500
¤	T-Mobile USA, Inc.
	4.00%, due 4/15/22	13,045,000	12,898,244
	6.00%, due 3/1/23	4,705,000	4,846,150
	6.50%, due 1/15/24	9,000,000	9,382,500
			102,971,221
	Toys, Games & Hobbies 0.2%
	Mattel, Inc. 4.35%, due 10/1/20	2,065,000	2,044,350

	Transportation 0.3%
	XPO Logistics, Inc. 6.50%, due 6/15/22 (f)	4,125,000	4,238,437

	Trucking & Leasing 0.7%
	Fortress Transportation & Infrastructure Investors LLC 6.75%, due 3/15/22 (f)	7,950,000	8,268,000

	Total Corporate Bonds (Cost $1,023,415,358)		1,013,414,666

	Loan Assignments 8.6% (i)
	Advertising 0.6%
	Lamar Media Corp. 2018 Term Loan B 3.875% (1 Month LIBOR + 1.75%), due 3/14/25	7,481,250	7,471,898

	Banks 0.3%
	Jane Street Group LLC 2018 Term Loan B 5.827% (1 Month LIBOR + 3.75%), due 8/25/22 (a)	3,900,625	3,925,004

	Broadcast Services and Programming 0.2%
	Midcontinent Communications New Term Loan B 4.072% (1 Month LIBOR + 2.00%), due 12/31/23	3,012,052	3,020,838

	Building Materials 0.1%
	Jeld-Wen, Inc. 2017 1st Lien Term Loan 4.334% (3 Month LIBOR + 2.00%), due 12/14/24	1,492,500	1,492,873

	Chemicals 0.4%
	H.B. Fuller Co. 2017 Term Loan B 4.086% (1 Month LIBOR + 2.00%), due 10/20/24	5,434,128	5,433,280

	Distribution & Wholesale 0.2%
	Beacon Roofing Supply, Inc. 2017 Term Loan B 4.347% (1 Month LIBOR + 2.25%), due 1/2/25	1,995,000	1,992,149

	Diversified Financial Services 0.2%
	Altisource Solutions S.a.r.l. 2018 Term Loan B 6.334% (3 Month LIBOR + 4.00%), due 3/29/24	749,554	743,309
	LPL Holdings, Inc. 2017 1st Lien Term Loan B 4.336% (1 Month LIBOR + 2.25%), due 9/23/24	248,125	248,125
	2017 1st Lien Term Loan B 4.641% (3 Month LIBOR + 2.25%), due 9/23/24	248,125	248,125
	VFH Parent LLC 2017 Refinanced Term Loan B 5.586% (3 Month LIBOR + 3.25%), due 12/30/21 (a)	997,951	1,004,188
			2,243,747
	Diversified/Conglomerate Manufacturing 0.3%
	Neenah Foundry Co. (a)(d) 2017 Term Loan 8.668% (2 Month LIBOR + 6.50%), due 12/13/22	1,706,250	1,689,188
	2017 Term Loan 8.671% (2 Month LIBOR + 6.50%), due 12/13/22	1,706,250	1,689,187
			3,378,375
	Electronics 0.3%
	Kemet Electronic Corp. Term Loan B 8.077% (1 Month LIBOR + 6.00%), due 4/26/24 (a)	3,800,000	3,838,000

	Entertainment 0.6%
	Churchill Downs, Inc. 2017 Term Loan B 4.08% (1 Month LIBOR + 2.00%), due 12/27/24	3,980,000	3,980,000
	NAI Entertainment Holdings LLC Term Loan B 4.58% (1 Month LIBOR + 2.50%), due 4/23/25	3,800,000	3,795,250
			7,775,250
	Hotels, Motels, Inns & Gaming 0.7%
	CityCenter Holdings LLC 2017 Term Loan B 4.327% (1 Month LIBOR + 2.25%), due 4/18/24	6,952,443	6,954,925
	Four Seasons Hotels, Ltd. New 1st Lien Term Loan 4.077% (1 Month LIBOR + 2.00%), due 11/30/23	1,970,000	1,967,538
			8,922,463
	Household Products & Wares 0.5%
	Prestige Brands, Inc. Term Loan B4 4.077% (1 Month LIBOR + 2.00%), due 1/26/24	2,583,459	2,585,611
	Spectrum Brands, Inc. 2017 Term Loan B 4.34% (3 Month LIBOR + 2.00%), due 6/23/22	183,028	183,085
	2017 Term Loan B 4.35% (2 Month LIBOR + 2.00%), due 6/23/22	7,632	7,635
	2017 Term Loan B 4.35% (3 Month LIBOR + 2.00%), due 6/23/22	2,091,570	2,092,222
	2017 Term Loan B 4.363% (3 Month LIBOR + 2.00%), due 6/23/22	732,425	732,654
			5,601,207
	Insurance 0.4%
	MPH Acquisition Holdings LLC 2016 Term Loan B 5.084% (3 Month LIBOR + 2.75%), due 6/7/23	4,612,954	4,611,031

	Internet 0.1%
	Match Group, Inc. 2017 Term Loan B 4.579% (1 Month LIBOR + 2.50%), due 11/16/22 (a)	612,500	615,562

	Iron & Steel 0.2%
	Big River Steel LLC Term Loan B 7.334% (3 Month LIBOR + 5.00%), due 8/23/23	2,977,500	3,005,414

	Media 0.5%
	Charter Communications Operating LLC 2017 Term Loan B 4.08% (1 Month LIBOR + 2.00%), due 4/30/25	6,268,500	6,269,215

	Mining, Steel, Iron & Non-Precious Metals 0.4%
	Aleris International, Inc. 2018 Term Loan 6.827% (1 Month LIBOR + 4.75%), due 2/8/23	4,700,000	4,738,187

	Retail 0.3%
	KFC Holding Co. 2018 Term Loan B 3.829% (1 Month LIBOR + 1.75%), due 4/3/25	3,456,338	3,453,095

	Retail Stores 1.4%
	American Tire Distributors Holdings, Inc. 2015 Term Loan 6.327% (1 Month LIBOR + 4.25%), due 9/1/21	997,423	700,066
¤	Bass Pro Group LLC Term Loan B 7.077% (1 Month LIBOR + 5.00%), due 9/25/24	16,937,759	17,039,386
			17,739,452
	Semiconductors 0.4%
	Micron Technology, Inc. Term Loan 3.83% (1 Month LIBOR + 1.75%), due 4/26/22	4,902,456	4,910,114

	Software 0.5%
	Donnelley Financial Solutions, Inc. 2017 Term Loan B 5.077% (1 Month LIBOR + 3.00%), due 10/2/23 (a)	1,075,000	1,079,031
	Press Ganey Holdings, Inc. 2018 1st Lien Term Loan 4.827% (1 Month LIBOR + 2.75%), due 10/23/23	496,222	495,809
	RP Crown Parent LLC 2016 Term Loan B 4.827% (1 Month LIBOR + 2.75%), due 10/12/23	4,000,000	3,995,000
			5,569,840
	Total Loan Assignments (Cost $105,445,976)		106,006,994

	Total Long-Term Bonds (Cost $1,140,675,162)		1,130,314,555

		Shares
	Common Stocks 0.5%
	Auto Parts & Equipment 0.1%
	Exide Technologies (a)(c)(e)(j)	256,017	791,093

	Oil, Gas & Consumable Fuels 0.4%
	PetroQuest Energy, Inc. (j)	31,419	7,519
	Talos Energy, Inc. (j)	130,766	4,856,649
			4,864,168
	Total Common Stocks (Cost $4,989,399)		5,655,261

	Short-Term Investment 7.0%
	Investment Company 7.0%
	State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.821% (k)	85,736,088	85,736,088
	Total Short-Term Investment (Cost $85,736,088)		85,736,088

	Total Investments (Cost $1,231,400,649)	99.5%	1,221,705,904
	Other Assets, Less Liabilities	0.5	6,298,645
	Net Assets	100.0%	$1,228,004,549

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2018, the total market value of fair valued securities was $15,594,305, which represented 1.3% of the Fund's net assets.
(d)	Restricted security.
(e)	Illiquid security - As of July 31, 2018, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $16,699,998, which represented 1.4% of the Fund's net assets.
(f)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(g)	Issue in non-accrual status.
(h)	Issue in default.
(i)	Floating rate - Rate shown was the rate in effect as of July 31, 2018.
(j)	Non-income producing security.
(k)	Rate reported is the current yield as of July 31,2018.

The following abbreviation is used in the preceding pages:

LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$8,735,660	$2,157,235	$10,892,895
Corporate Bonds (c)	—	1,003,888,689	9,525,977	1,013,414,666
Loan Assignments (d)	—	92,166,834	13,840,160	106,006,994
Total Long-Term Bonds	—	1,104,791,183	25,523,372	1,130,314,555
Common Stocks (e)	4,864,168	—	791,093	5,655,261
Short-Term Investment
Investment Company	85,736,088	—	—	85,736,088
Total Investments in Securities	$90,600,256	$1,104,791,183	$26,314,465	$1,221,705,904

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $2,157,235 is held in Auto Parts & Equipment within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 security valued at $9,525,977 is held in Auto Parts & Equipment within the Corporate Bonds section of the Portfolio of Investments.

(d)	The Level 3 securities valued at $3,925,004, $1,004,188, $3,378,375, $3,838,000, $615,562, and $1,079,031 are held in Banks, Diversified Financial Services, Diversified/Conglomerate Manufacturing, Electronics, Internet and Software, respectively, within the Loan Assignments section of the Portfolio of Investments, which were valued by a pricing service without adjustment.

(e)	The Level 3 security valued at $791,093 is held in Auto Parts & Equipment within the Common Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of July 31, 2018, a loan assignment with a market value of $617,094 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of October 31, 2017, the fair value obtained for this security, as determined based on information provided by an independent pricing source, utilized significant other observable inputs.

As of July 31, 2018, a loan assignment with a market value of $3,052,500 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant other observable inputs. As of October 31, 2017, the fair value obtained for this security, as determined based on information provided by an independent pricing source, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales (b)	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2018
Long-Term Bonds
Convertible Bonds
Auto Parts & Equipment	$1,521,906	$27,534	$-	$372,659	$235,136	(a)	$-	$-	$-	$2,157,235	$372,659
Corporate Bonds
Auto Parts & Equipment	8,017,639	124,113	-	663,493	720,732	(a)	-	-	-	9,525,977	663,493
Loan Assignments
Banks	-	872	106	32,598	3,940,803		(49,375)	-	-	3,925,004	32,598
Diversified Financial Services	-	198	429	7,194	1,411,460		(415,093)	-	-	1,004,188	7,194
Diversified/Conglomerate Manufacturing	-	4,034	811	(3,970)	3,465,000		(87,500)	-	-	3,378,375	(3,970)
Electronics	3,989,500	12,600	3,958	(18,058)	-		(150,000)	-	-	3,838,000	(18,058)
Internet	-	985	-	(2,517)	-		-	617,094	-	615,562	(2,517)
Iron & Steel	3,052,500	-	-	-	-		-	-	(3,052,500)	-	-
Real Estate Investment Trust	741,520	33	1,508	(4,311)	-		(738,750)	-	-	-	-
Software	2,007,500	929	3,574	(7,972)	-		(925,000)	-	-	1,079,031	(7,972)
Common Stock
Auto Parts & Equipment	417,308	-	-	373,785	-		-	-	-	791,093	373,785
Total	$19,747,873	$171,298	$10,386	$1,412,901	$9,773,131		$(2,365,718)	$617,094	$(3,052,500)	$26,314,465	$1,417,212

(a) Purchases include PIK securities.

(b) Sales include principal reductions.

MainStay MacKay Total Return Bond Fund

Portfolio of Investments July 31, 2018 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 95.8% †
	Asset-Backed Securities 0.4%
	Automobile Asset-Backed Securities 0.2%
	BMW Floorplan Master Owner Trust Series 2018-1, Class A1 3.15%, due 5/15/23 (a)	$1,680,000	$1,676,704

	Other Asset-Backed Securities 0.2%
	Verizon Owner Trust Series 2018-1A, Class A1A 2.82%, due 9/20/22 (a)	2,475,000	2,459,455

	Total Asset-Backed Securities (Cost $4,145,590)		4,136,159

	Corporate Bonds 52.9%
	Aerospace & Defense 0.7%
	Harris Corp. 5.054%, due 4/27/45	3,000,000	3,161,763
	KLX, Inc. 5.875%, due 12/1/22 (a)	4,395,000	4,554,319
			7,716,082
	Agriculture 0.9%
	Altria Group, Inc.
	5.375%, due 1/31/44	700,000	769,717
	9.25%, due 8/6/19	2,838,000	3,014,380
	Cargill, Inc. 4.307%, due 5/14/21 (a)	3,000,000	3,079,577
	Philip Morris International, Inc.
	4.25%, due 11/10/44	2,100,000	2,034,695
	4.375%, due 11/15/41	1,075,000	1,053,748
	Reynolds American, Inc. 8.125%, due 6/23/19	720,000	752,570
			10,704,687
	Airlines 0.5%
	American Airlines, Inc. Series 2017-2, Class AA, Pass Through Trust 3.35%, due 4/15/31	6,000,000	5,751,140

	Auto Manufacturers 1.1%
	Ford Motor Co.
	7.45%, due 7/16/31	2,095,000	2,431,143
	9.215%, due 9/15/21	2,355,000	2,711,383
	Ford Motor Credit Co. LLC 8.125%, due 1/15/20	2,580,000	2,749,532
	General Motors Co. 5.20%, due 4/1/45	2,860,000	2,679,448
	General Motors Financial Co., Inc. 3.20%, due 7/13/20	1,620,000	1,614,899
			12,186,405
	Banks 9.7%
¤	Bank of America Corp.
	3.30%, due 1/11/23	680,000	671,222
	3.419%, due 12/20/28 (b)	468,000	440,121
	3.705%, due 4/24/28 (b)	5,000,000	4,826,445
	4.25%, due 10/22/26	6,900,000	6,837,996
	5.125%, due 6/17/19 (b)(c)	2,075,000	2,107,495
	6.30%, due 3/10/26 (b)(c)	1,500,000	1,597,500
	Bank of New York Mellon Corp. 4.625%, due 9/20/26 (b)(c)	1,325,000	1,262,341
	Barclays PLC 2.75%, due 11/8/19	3,740,000	3,715,559
¤	Citigroup, Inc.
	2.50%, due 7/29/19	5,880,000	5,862,581
	3.40%, due 5/1/26	1,950,000	1,860,890
	3.70%, due 1/12/26	4,190,000	4,071,891
	3.887%, due 1/10/28 (b)	3,489,000	3,389,343
	4.05%, due 7/30/22	580,000	584,392
	5.30%, due 5/6/44	2,314,000	2,412,383
	Discover Bank
	7.00%, due 4/15/20	1,340,000	1,407,689
	8.70%, due 11/18/19	474,000	503,936
¤	Goldman Sachs Group, Inc.
	3.00%, due 4/26/22	11,325,000	11,066,445
	3.50%, due 11/16/26	4,305,000	4,085,440
	6.75%, due 10/1/37	1,610,000	1,968,747
¤	JPMorgan Chase & Co.
	2.95%, due 10/1/26	4,870,000	4,536,747
	3.375%, due 5/1/23	6,500,000	6,351,321
	5.50%, due 10/15/40	745,000	847,172
	Lloyds Banking Group PLC 4.582%, due 12/10/25	8,183,000	8,090,348
¤	Morgan Stanley
	2.625%, due 11/17/21	5,755,000	5,600,971
	3.591%, due 7/22/28 (b)	1,850,000	1,758,884
	3.875%, due 1/27/26	380,000	375,316
	3.971%, due 7/22/38 (b)	1,035,000	974,823
	4.875%, due 11/1/22	3,945,000	4,092,600
	5.00%, due 11/24/25	4,535,000	4,712,979
	5.75%, due 1/25/21	5,000,000	5,271,684
	Royal Bank of Scotland Group PLC
	5.125%, due 5/28/24	5,985,000	6,092,472
	6.00%, due 12/19/23	280,000	296,883
	Santander Holdings USA, Inc. 4.40%, due 7/13/27	1,108,000	1,076,144
	Wachovia Corp. 5.50%, due 8/1/35	1,220,000	1,322,833
	Wells Fargo & Co. 5.375%, due 11/2/43	265,000	289,006
	Wells Fargo Bank N.A. 5.85%, due 2/1/37	555,000	644,650
			111,007,249
	Beverages 1.4%
	Anheuser-Busch InBev Finance, Inc. 2.65%, due 2/1/21	2,145,000	2,116,951
	Constellation Brands, Inc.
	3.875%, due 11/15/19	5,000,000	5,046,839
	4.50%, due 5/9/47	2,740,000	2,664,799
	4.75%, due 11/15/24	1,905,000	1,985,377
	PepsiCo, Inc. 2.00%, due 4/15/21	4,565,000	4,444,267
			16,258,233
	Biotechnology 0.5%
	Biogen, Inc. 2.90%, due 9/15/20	2,010,000	2,000,845
	Gilead Sciences, Inc. 2.55%, due 9/1/20	4,010,000	3,968,057
			5,968,902
	Building Materials 1.0%
	Masco Corp. 3.50%, due 11/15/27	5,000,000	4,603,799
	Standard Industries, Inc. 5.375%, due 11/15/24 (a)	4,940,000	4,892,082
	USG Corp. 5.50%, due 3/1/25 (a)	1,960,000	2,004,100
			11,499,981
	Chemicals 1.9%
	Air Liquide Finance S.A. (a)
	1.375%, due 9/27/19	3,625,000	3,557,959
	1.75%, due 9/27/21	2,470,000	2,351,778
	Braskem Netherlands Finance B.V. 4.50%, due 1/10/28 (a)	5,665,000	5,402,994
	Eastman Chemical Co. 2.70%, due 1/15/20	5,320,000	5,287,306
	Mexichem S.A.B. de C.V. 4.00%, due 10/4/27 (a)	2,400,000	2,260,080
	WR Grace & Co-Conn 5.125%, due 10/1/21 (a)	3,095,000	3,149,163
			22,009,280
	Commercial Services 0.2%
	United Rentals North America, Inc.
	5.50%, due 5/15/27	1,485,000	1,471,487
	5.875%, due 9/15/26	1,380,000	1,400,700
			2,872,187
	Computers 0.6%
	Apple, Inc.
	1.55%, due 8/4/21	2,215,000	2,124,346
	3.85%, due 8/4/46	1,605,000	1,549,794
	Dell International LLC / EMC Corp. 3.48%, due 6/1/19 (a)	220,000	220,719
	Hewlett Packard Enterprise Co. 2.85%, due 10/5/18	2,435,000	2,435,985
			6,330,844
	Cosmetics & Personal Care 0.2%
	Unilever Capital Corp. 1.375%, due 7/28/21	2,450,000	2,324,338

	Diversified Financial Services 2.1%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	3.50%, due 5/26/22	3,690,000	3,619,336
	4.50%, due 5/15/21	1,240,000	1,260,902
	Air Lease Corp.
	3.25%, due 3/1/25	3,700,000	3,454,258
	4.25%, due 9/15/24	2,445,000	2,439,941
	Ally Financial, Inc.
	7.50%, due 9/15/20	166,000	178,243
	8.00%, due 11/1/31	3,580,000	4,313,900
	Capital One Bank USA N.A. 3.375%, due 2/15/23	3,046,000	2,968,765
	Discover Financial Services 3.85%, due 11/21/22	1,526,000	1,515,355
	International Lease Finance Corp. 5.875%, due 8/15/22	2,200,000	2,340,906
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (a)	1,780,000	1,722,237
			23,813,843
	Electric 1.7%
	Duquesne Light Holdings, Inc. (a)
	3.616%, due 8/1/27	1,645,000	1,545,548
	5.90%, due 12/1/21	3,000,000	3,166,952
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (a)	3,000,000	3,327,027
	IPALCO Enterprises, Inc. 3.45%, due 7/15/20	1,375,000	1,364,687
	N.V. Energy, Inc. 6.25%, due 11/15/20	5,000,000	5,319,995
	PPL Capital Funding, Inc. 5.00%, due 3/15/44	1,000,000	1,043,283
	Puget Energy, Inc. 6.50%, due 12/15/20	3,155,000	3,359,269
			19,126,761
	Electronics 0.5%
	Honeywell International, Inc. 1.85%, due 11/1/21	6,400,000	6,151,339

	Environmental Controls 0.4%
	Waste Management, Inc. 2.40%, due 5/15/23	4,605,000	4,386,051

	Food 1.7%
	Kerry Group Financial Services 3.20%, due 4/9/23 (a)	4,375,000	4,269,062
	Mondelez International Holdings Netherlands B.V. (a)
	1.625%, due 10/28/19	4,170,000	4,099,089
	2.00%, due 10/28/21	4,495,000	4,285,857
	Post Holdings, Inc. 5.00%, due 8/15/26 (a)	1,735,000	1,635,238
	Smithfield Foods, Inc. 2.70%, due 1/31/20 (a)	1,840,000	1,811,084
	Tyson Foods, Inc. 5.15%, due 8/15/44	3,000,000	3,089,901
			19,190,231
	Food Services 0.4%
	Aramark Services, Inc. 5.125%, due 1/15/24	4,000,000	4,035,000

	Gas 0.3%
	NiSource, Inc. 3.49%, due 5/15/27	2,935,000	2,816,793
	Southern California Gas Co. 3.20%, due 6/15/25	915,000	889,179
			3,705,972
	Health Care - Products 1.1%
	Becton Dickinson & Co. 3.363%, due 6/6/24	6,075,000	5,860,195
	Zimmer Biomet Holdings, Inc. 3.55%, due 4/1/25	6,900,000	6,615,997
			12,476,192
	Health Care - Services 0.4%
	Anthem, Inc. 4.65%, due 1/15/43	1,895,000	1,874,238
	Cigna Corp. 3.25%, due 4/15/25	2,755,000	2,614,530
			4,488,768
	Holding Company - Diversified 0.3%
	CK Hutchison International (17) II, Ltd. 3.25%, due 9/29/27 (a)	3,575,000	3,319,812

	Home Builders 1.0%
	Lennar Corp. 5.875%, due 11/15/24	2,320,000	2,395,400
	NVR, Inc. 3.95%, due 9/15/22	6,420,000	6,443,622
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, due 6/15/24	3,180,000	3,156,150
			11,995,172
	Home Furnishing 0.8%
	Whirlpool Corp. 4.85%, due 6/15/21	8,850,000	9,174,662

	Insurance 3.3%
	Alterra Finance LLC 6.25%, due 9/30/20	2,900,000	3,061,018
	American International Group, Inc. 4.20%, due 4/1/28	1,950,000	1,944,865
	AXA Equitable Holdings, Inc. 4.35%, due 4/20/28 (a)	5,025,000	4,917,821
	Hartford Financial Services Group, Inc. 6.00%, due 1/15/19	600,000	609,055
	Liberty Mutual Group, Inc. (a)
	4.25%, due 6/15/23	2,020,000	2,043,187
	6.50%, due 5/1/42	3,675,000	4,508,508
	Markel Corp.
	3.625%, due 3/30/23	2,515,000	2,476,705
	5.00%, due 3/30/43	2,500,000	2,523,232
	Metropolitan Life Global Funding I 1.95%, due 9/15/21 (a)	3,840,000	3,677,406
	Protective Life Corp. 7.375%, due 10/15/19	4,180,000	4,385,097
	Protective Life Global Funding 2.161%, due 9/25/20 (a)	2,500,000	2,440,538
	Prudential Financial, Inc. 7.375%, due 6/15/19	3,550,000	3,688,526
	Voya Financial, Inc. 3.65%, due 6/15/26	1,305,000	1,237,106
			37,513,064
	Internet 0.4%
	Match Group, Inc. 5.00%, due 12/15/27 (a)	4,285,000	4,030,578

	Iron & Steel 0.5%
	ArcelorMittal 7.00%, due 10/15/39	3,100,000	3,495,250
	Vale Overseas, Ltd. 6.875%, due 11/21/36	2,280,000	2,649,816
			6,145,066
	Lodging 0.5%
	MGM Resorts International 6.00%, due 3/15/23	5,000,000	5,181,250

	Media 2.6%
	Charter Communications Operating LLC / Charter Communications Operating Capital 4.464%, due 7/23/22	4,000,000	4,066,482
	NBC Universal Media LLC 5.15%, due 4/30/20	7,900,000	8,166,187
	Time Warner Cable LLC 8.75%, due 2/14/19	7,000,000	7,213,956
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23	3,660,000	4,250,356
	Virgin Media Secured Finance PLC 5.25%, due 1/15/21	1,160,000	1,183,200
	Warner Media LLC 3.80%, due 2/15/27	5,660,000	5,412,014
			30,292,195
	Mining 0.4%
	Anglo American Capital PLC 4.875%, due 5/14/25 (a)	2,780,000	2,793,705
	Teck Resources, Ltd. 8.50%, due 6/1/24 (a)	1,441,000	1,586,901
			4,380,606
	Miscellaneous - Manufacturing 1.0%
	Amsted Industries, Inc. 5.375%, due 9/15/24 (a)	5,850,000	5,806,125
	Textron Financial Corp. 4.078% (3 Month LIBOR + 1.735%), due 2/15/67 (a)(d)	5,685,000	5,144,925
			10,951,050
	Oil & Gas 3.0%
	Chevron Corp. 1.961%, due 3/3/20	1,855,000	1,831,799
	Continental Resources, Inc. 5.00%, due 9/15/22	5,250,000	5,327,423
	Marathon Petroleum Corp.
	5.00%, due 9/15/54	2,080,000	1,960,939
	6.50%, due 3/1/41	1,580,000	1,856,361
	Petrobras Global Finance B.V. 7.375%, due 1/17/27	8,100,000	8,424,000
	Petroleos Mexicanos 6.75%, due 9/21/47	6,955,000	6,442,486
	Valero Energy Corp.
	6.125%, due 2/1/20	3,216,000	3,344,825
	6.625%, due 6/15/37	4,000,000	4,880,471
			34,068,304
	Packaging & Containers 0.3%
	WestRock Co. (a)
	3.00%, due 9/15/24	2,400,000	2,268,245
	3.375%, due 9/15/27	1,000,000	941,232
			3,209,477
	Pharmaceuticals 0.8%
	Allergan Funding SCS 4.55%, due 3/15/35	1,095,000	1,067,939
	Bayer U.S. Finance II LLC 3.50%, due 6/25/21 (a)	1,920,000	1,924,222
	Zoetis, Inc.
	3.25%, due 2/1/23	3,885,000	3,822,661
	4.70%, due 2/1/43	2,745,000	2,857,768
			9,672,590
	Pipelines 2.1%
	Andeavor Logistics, L.P. / Tesoro Logistics Finance Corp. 6.25%, due 10/15/22	1,491,000	1,541,396
	Columbia Pipeline Group, Inc. 3.30%, due 6/1/20	5,680,000	5,657,440
	Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41	385,000	426,981
	MPLX, L.P. 4.875%, due 6/1/25	5,305,000	5,510,569
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24	5,137,000	5,289,104
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 4.125%, due 11/15/19	5,500,000	5,500,000
			23,925,490
	Real Estate 0.5%
	ProLogis, L.P. 4.25%, due 8/15/23	5,400,000	5,552,623

	Real Estate Investment Trusts 1.0%
	Alexandria Real Estate Equities, Inc. 4.60%, due 4/1/22	1,265,000	1,301,442
	Crown Castle International Corp.
	3.20%, due 9/1/24	5,580,000	5,303,028
	5.25%, due 1/15/23	126,000	132,051
	Ventas Realty, L.P. / Ventas Capital Corp. 4.25%, due 3/1/22	1,370,000	1,395,407
	Welltower, Inc.
	3.75%, due 3/15/23	570,000	563,455
	5.25%, due 1/15/22	2,445,000	2,550,850
			11,246,233
	Retail 2.8%
	Alimentation Couche-Tard, Inc. 2.70%, due 7/26/22 (a)	7,345,000	7,065,594
	CVS Health Corp.
	2.80%, due 7/20/20	6,880,000	6,814,478
	4.78%, due 3/25/38	750,000	755,835
	5.05%, due 3/25/48	750,000	777,223
	CVS Pass-Through Trust 5.789%, due 1/10/26 (a)(e)	54,536	56,875
	Darden Restaurants, Inc. 3.85%, due 5/1/27	5,980,000	5,753,759
	O'Reilly Automotive, Inc. 4.625%, due 9/15/21	5,955,000	6,154,965
	QVC, Inc.
	4.45%, due 2/15/25	1,535,000	1,468,090
	4.85%, due 4/1/24	1,550,000	1,537,606
	Walmart, Inc. 3.125%, due 6/23/21	2,115,000	2,119,912
			32,504,337
	Semiconductors 0.3%
	NXP B.V. / NXP Funding LLC 4.625%, due 6/1/23 (a)	3,825,000	3,868,031

	Software 0.7%
	Microsoft Corp.
	2.00%, due 8/8/23	3,540,000	3,346,721
	4.10%, due 2/6/37	2,090,000	2,191,914
	MSCI, Inc. 4.75%, due 8/1/26 (a)	2,865,000	2,829,187
			8,367,822
	Telecommunications 3.0%
	AT&T, Inc. 3.80%, due 3/1/24	5,920,000	5,862,245
	Hughes Satellite Systems Corp. 6.50%, due 6/15/19	946,000	964,920
	Level 3 Financing, Inc.
	5.375%, due 1/15/24	2,160,000	2,138,400
	5.375%, due 5/1/25	1,845,000	1,798,875
	Rogers Communications, Inc.
	3.625%, due 12/15/25	1,360,000	1,326,373
	4.30%, due 2/15/48	750,000	717,552
	Sprint Capital Corp.
	6.875%, due 11/15/28	1,170,000	1,126,125
	6.90%, due 5/1/19	475,000	484,738
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (a)
	3.36%, due 3/20/23	5,923,125	5,893,509
	4.738%, due 3/20/25	3,205,000	3,180,963
	T-Mobile USA, Inc. 6.375%, due 3/1/25	500,000	521,250
	Telecom Italia Capital S.A. 7.721%, due 6/4/38	480,000	529,200
	Telefonica Emisiones SAU 4.57%, due 4/27/23	5,110,000	5,274,284
	VEON Holdings B.V. 4.95%, due 6/16/24 (a)	2,450,000	2,344,944
	Verizon Communications, Inc. 5.15%, due 9/15/23	1,955,000	2,095,687
			34,259,065
	Toys, Games & Hobbies 0.3%
	Hasbro, Inc.
	5.10%, due 5/15/44	2,045,000	1,950,684
	6.35%, due 3/15/40	1,500,000	1,643,619
			3,594,303
	Total Corporate Bonds (Cost $612,135,898)		605,255,215

	Mortgage-Backed Securities 1.5%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.5%
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 2.294% (1 Month LIBOR + 0.23%), due 12/25/36 (a)(d)	61,669	59,288
	COMM Mortgage Trust Series 2013-CR8, Class A4 3.334%, due 6/10/46	4,011,000	3,993,171
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)	2,376,751	2,483,001
	JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON, Class A 4.128%, due 7/5/31 (a)	3,250,000	3,341,963
	Wells Fargo Commercial Mortgage Trust (a)(f)
	Series 2018-1745, Class A 3.874%, due 6/15/36	3,450,000	3,428,805
	Series 2018-AUS, Class A 4.193%, due 7/17/36	3,950,000	3,982,107
			17,288,335
	Residential Mortgage (Collateralized Mortgage Obligation) 0.0% ‡
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 2.89% (1 Year Treasury Constant Maturity Rate + 0.47%), due 2/25/42 (a)(d)(e)(g)(h)	244,087	227,017

	Total Mortgage-Backed Securities (Cost $17,672,073)		17,515,352

	U.S. Government & Federal Agencies 41.0%
	Fannie Mae (Collateralized Mortgage Obligation) 0.0% ‡
	Series 1991-66, Class J 8.125%, due 6/25/21	81	85

¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 9.5%
	2.50%, due 8/1/46	5,784,672	5,388,283
	3.00%, due 6/1/43	6,109,764	5,934,298
	3.00%, due 5/1/46	4,165,333	4,018,327
	3.00%, due 12/1/46	2,995,816	2,890,083
	3.00%, due 1/1/47	2,255,051	2,173,498
	3.00%, due 7/1/47 TBA (i)	7,200,000	6,934,372
	3.00%, due 9/1/47	3,806,736	3,668,459
	3.50%, due 12/1/41	5,778,721	5,770,680
	3.50%, due 5/1/42	5,073,586	5,066,539
	3.50%, due 2/1/43	5,273,776	5,266,443
	3.50%, due 5/1/43	2,174,316	2,171,291
	3.50%, due 5/1/44	7,579,025	7,568,487
	3.50%, due 5/1/46	4,728,690	4,697,214
	3.50%, due 2/1/48 TBA (i)	6,000,000	5,942,375
	4.00%, due 8/1/31	1,251,691	1,280,491
	4.00%, due 1/1/41	1,781,772	1,824,956
	4.00%, due 2/1/41	3,347,482	3,432,643
	4.00%, due 4/1/41	836,333	856,357
	4.00%, due 1/1/42	10,433,833	10,710,324
	4.00%, due 6/1/42	3,730,423	3,821,938
	4.00%, due 8/1/44	6,349,283	6,516,925
	4.346% (1 Year Treasury Constant Maturity Rate + 2.25%), due 6/1/35 (d)	47,572	50,103
	4.50%, due 9/1/39	250,099	261,391
	4.50%, due 1/1/40	1,620,709	1,698,373
	4.50%, due 12/1/40	1,280,012	1,342,176
	4.50%, due 5/1/41	1,162,508	1,218,217
	4.50%, due 6/1/41	4,967,065	5,205,092
	4.50%, due 8/1/41	2,085,318	2,184,494
	5.00%, due 8/1/33	122,002	129,518
	5.50%, due 1/1/21	22,750	23,193
	5.50%, due 2/1/33	42,790	46,271
	5.50%, due 7/1/34	129,179	139,877
	5.50%, due 4/1/37	5,910	6,380
	5.50%, due 5/1/37	4,038	4,360
	5.50%, due 7/1/37	18,893	20,370
	5.50%, due 1/1/38	46,759	50,985
	6.00%, due 2/1/27	27,878	30,268
	6.00%, due 3/1/36	37,760	41,354
	6.50%, due 4/1/37	82,523	91,399
			108,477,804
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 11.5%
	2.50%, due 7/1/46	6,035,723	5,630,290
	3.00%, due 4/1/43	1,857,680	1,805,759
	3.00%, due 6/1/57	6,256,625	5,973,973
	3.50%, due 2/1/41	4,966,522	4,961,585
	3.50%, due 3/1/41	430,158	429,731
	3.50%, due 11/1/41	7,832,264	7,824,477
	3.50%, due 1/1/42	1,425,182	1,423,762
	3.50%, due 3/1/42	2,858,425	2,856,026
	3.50%, due 10/1/42	2,444,845	2,432,611
	3.50%, due 2/1/43	2,812,455	2,808,789
	3.50%, due 3/1/43	4,809,424	4,785,326
	3.50%, due 5/1/43	2,255,470	2,251,193
	3.50%, due 6/1/43	716,126	712,543
	3.50%, due 11/1/45	4,910,566	4,879,834
	4.00%, due 9/1/31	972,546	995,396
	4.00%, due 11/1/40	871,449	896,712
	4.00%, due 1/1/41	2,282,754	2,344,185
	4.00%, due 2/1/41	10,199,229	10,438,942
	4.00%, due 3/1/41	2,275,197	2,341,174
	4.00%, due 10/1/41	2,856,450	2,939,371
	4.00%, due 1/1/42	5,491,136	5,625,095
	4.00%, due 2/1/42	1,159,064	1,186,036
	4.00%, due 3/1/42	6,742,388	6,901,561
	4.00%, due 7/1/42	1,186,179	1,215,126
	4.00%, due 9/1/42	3,232,329	3,304,713
	4.00%, due 3/1/48 TBA (i)	4,500,000	4,571,015
	4.50%, due 11/1/18	4,374	4,408
	4.50%, due 6/1/23	77,732	80,341
	4.50%, due 6/1/39	5,672,235	5,943,287
	4.50%, due 8/1/39	2,597,438	2,722,925
	4.50%, due 9/1/39	2,380,574	2,494,191
	4.50%, due 1/1/40	348,092	364,796
	4.50%, due 8/1/40	581,370	609,294
	4.50%, due 9/1/40	5,192,875	5,441,492
	4.50%, due 12/1/40	5,227,809	5,479,024
	4.50%, due 7/1/41	2,642,499	2,769,491
	4.50%, due 8/1/41	1,365,607	1,431,079
	4.50%, due 8/1/42	1,453,024	1,522,806
	4.50%, due 4/1/48 TBA (i)	4,500,000	4,667,695
	5.00%, due 9/1/20	2,235	2,273
	5.00%, due 10/1/20	18,699	19,239
	5.00%, due 12/1/20	35,328	36,170
	5.00%, due 7/1/33	240,670	256,888
	5.00%, due 10/1/33	101,714	108,618
	5.00%, due 5/1/35	558,522	596,262
	5.00%, due 6/1/35	1,021,091	1,090,100
	5.00%, due 7/1/35	95,647	102,035
	5.00%, due 1/1/36	111,214	118,740
	5.00%, due 2/1/36	844,518	901,740
	5.00%, due 5/1/36	301,503	321,936
	5.00%, due 9/1/36	85,009	90,787
	5.50%, due 6/1/21	46,942	47,946
	5.50%, due 6/1/33	561,751	609,930
	5.50%, due 11/1/33	92,551	100,028
	5.50%, due 12/1/33	66,480	71,845
	5.50%, due 4/1/34	234,723	254,284
	5.50%, due 5/1/34	331,376	358,922
	5.50%, due 6/1/34	89,434	96,895
	5.50%, due 3/1/35	119,087	128,567
	5.50%, due 4/1/36	208,048	224,790
	5.50%, due 12/1/36	50,264	54,215
	5.50%, due 1/1/37	269,812	296,896
	5.50%, due 4/1/37	163,544	176,213
	5.50%, due 7/1/37	365,999	403,230
	5.50%, due 8/1/37	74,176	80,105
	5.50%, due 9/1/37	1,914	2,063
	6.00%, due 1/1/33	33,731	36,829
	6.00%, due 3/1/33	32,406	35,142
	6.00%, due 8/1/34	1,648	1,802
	6.00%, due 9/1/35	110,216	122,667
	6.00%, due 6/1/36	33,168	36,014
	6.00%, due 12/1/36	87,292	95,879
	6.00%, due 4/1/37	14,537	15,139
	6.00%, due 9/1/37	10,002	10,919
	6.00%, due 10/1/37	32,185	33,513
	6.00%, due 11/1/37	6,153	6,716
	6.00%, due 1/1/38	1,314	1,425
	6.00%, due 11/1/38	20,346	22,064
	6.50%, due 6/1/31	16,615	18,203
	6.50%, due 8/1/31	8,630	9,454
	6.50%, due 10/1/31	6,460	7,151
	6.50%, due 6/1/32	22,333	24,467
	6.50%, due 6/1/36	2,739	3,026
	6.50%, due 7/1/36	5,340	5,864
	6.50%, due 8/1/36	942	1,032
	6.50%, due 11/1/36	38,507	42,891
	6.50%, due 2/1/37	11,191	12,260
	6.50%, due 7/1/37	4,468	4,895
	6.50%, due 8/1/37	21,374	23,416
	6.50%, due 9/1/37	36,592	40,088
			132,227,627
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 1.4%
	3.50%, due 8/20/47	5,685,376	5,691,928
	3.50%, due 12/1/47 TBA (i)	6,850,000	6,852,943
	4.00%, due 11/20/40	290,504	299,653
	4.00%, due 12/20/44	2,564,155	2,641,758
	6.00%, due 2/15/29	7,194	7,803
	6.00%, due 4/15/29	40,095	43,945
	6.00%, due 8/15/32	93,131	102,151
	6.50%, due 7/15/28	12,511	13,733
	6.50%, due 5/15/29	6,144	6,825
			15,660,739
¤	United States Treasury Bonds 7.0%
	2.50%, due 2/15/46	34,020,000	30,329,627
	2.50%, due 5/15/46	7,093,000	6,318,588
	2.875%, due 11/15/46	3,670,000	3,523,917
	3.00%, due 2/15/47	20,995,000	20,664,493
	3.00%, due 2/15/48	2,930,000	2,882,502
	3.375%, due 5/15/44	3,065,000	3,224,715
	3.75%, due 11/15/43	11,800,000	13,179,586
			80,123,428
¤	United States Treasury Notes 11.6%
	1.25%, due 10/31/21	21,100,000	20,096,926
	1.75%, due 9/30/22	4,540,000	4,349,178
	1.75%, due 5/15/23	2,825,000	2,687,281
	2.00%, due 11/30/20	1,450,000	1,426,438
	2.00%, due 12/31/21	5,770,000	5,620,566
	2.00%, due 2/15/23	1,760,000	1,697,713
	2.00%, due 11/15/26	21,165,000	19,685,930
	2.125%, due 8/31/20	14,630,000	14,462,555
	2.25%, due 11/15/27	2,810,000	2,647,547
	2.375%, due 4/15/21	785,000	777,242
	2.50%, due 5/15/24	35,320,000	34,580,487
	2.75%, due 4/30/23	17,515,000	17,439,056
	2.875%, due 7/31/25	7,275,000	7,250,561
			132,721,480
	Total U.S. Government & Federal Agencies (Cost $482,140,748)		469,211,163

	Total Long-Term Bonds (Cost $1,116,094,309)		1,096,117,889

	Shares
Common Stocks 0.0%‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	1	20

Media 0.0% ‡
ION Media Networks, Inc. (e)(g)(h)(j)	2	1,239

Total Common Stocks (Cost $0)		1,259

Short-Term Investments 6.7%
Affiliated Investment Company 5.7%
MainStay U.S. Government Liquidity Fund, 1.75% (k)	64,754,709	64,754,709

Total Affiliated Investment Company (Cost $64,754,709)		64,754,709

	Principal Amount
U.S. Governments 1.0%
United States Treasury Bills 1.765%, due 8/2/18 (l)	$11,685,000	11,684,435
Total U.S. Governments (Cost $11,684,435)		11,684,435
Total Short-Term Investments (Cost $76,439,144)		76,439,144
Total Investments (Cost $1,192,533,453)	102.5%	1,172,558,292
Other Assets, Less Liabilities	(2.5)	(28,063,359)
Net Assets	100.0%	$1,144,494,933

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2018, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Fixed to floating rate - Rate shown was the rate in effect as of July 31, 2018.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating rate - Rate shown was the rate in effect as of July 31, 2018.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2018, the total market value of fair valued securities was $285,131, which represented less than one-tenth of a percent of the Fund's net assets.
(f)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2018.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Illiquid security - As of July 31, 2018, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $228,256, which represented less than one-tenth of a percent of the Fund's net assets.
(i)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of July 31, 2018, the total net market value of these securities was $28,968,400, which represented 2.5% of the Fund's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(j)	Restricted security.
(k)	Rate reported is the current yield as of July 31, 2018.
(l)	Interest rate shown represents yield to maturity.

As of July 31, 2018, the Fund held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	361	September 2018	$76,391,760	$76,306,375	$(85,385)
5-Year United States Treasury Note	(753)	September 2018	(85,139,943)	(85,183,125)	(43,182)
10-Year United States Treasury Note	165	September 2018	19,861,567	19,704,609	(156,958)
Euro-BTP	(65)	September 2018	(9,724,314)	(9,675,786)	48,528
Euro Bund	54	September 2018	10,154,428	10,202,952	48,524
			$11,543,498	$11,355,025	$(188,473)

1.	As of July 31, 2018, cash in the amount of $6,944,000 was on deposit with a broker or futures commission merchant for futures transactions.

2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2018.

The following abbreviation is used in the preceding pages:

BTP	—Buoni del Tesoro Poliennali (Eurex Exchange index)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$4,136,159	$—	$4,136,159
Corporate Bonds	—	605,255,215	—	605,255,215
Mortgage-Backed Securities (b)	—	17,288,335	227,017	17,515,352
U.S. Government & Federal Agencies	—	469,211,163	—	469,211,163
Total Long-Term Bonds	—	1,095,890,872	227,017	1,096,117,889
Common Stocks (c)	20	—	1,239	1,259
Short-Term Investments
Affiliated Investment Company	64,754,709	—	—	64,754,709
U.S. Government	—	11,684,435	—	11,684,435
Total Short-Term Investments	64,754,709	11,684,435	—	76,439,144
Total Investments in Securities	64,754,729	1,107,575,307	228,256	1,172,558,292
Other Financial Instruments
Futures Contracts (d)	97,052	—	—	97,052
Total Investments in Securities and Other Financial Instruments	$64,851,781	$1,107,575,307	$228,256	$1,172,655,344

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts (d)	$(285,525)	$—	$—	$(285,525)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $227,017 is held in Residential Mortgage (Collateralized Mortgage Obligation) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(c)	The Level 3 security valued at $1,239 is held in Media within the Common Stocks section of the Portfolio of Investments.

(d)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers between among levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2018
Long-Term Bonds
Mortgage-Backed Securities
Residential Mortgage (Collateralized Mortgage Obligation)	$228,294	$-	$-	$22,405	$-	$(23,682)	$-	$-	$227,017	$18,914
Common Stock
Media	1,357	-	-	(118)	-	-	-	-	1,239	(118)
Total	$229,651	$-	$-	$22,287	$-	$(23,682)	$-	$-	$228,256	$18,796

(a) Sales include principal reductions.

MainStay MacKay U.S. Equity Opportunities Fund

Portfolio of Investments July 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 98.3% †
	Aerospace & Defense 1.6%
	Boeing Co.	40,400	$14,394,520
	Lockheed Martin Corp.	8,800	2,869,680
			17,264,200
	Air Freight & Logistics 1.0%
	FedEx Corp.	18,400	4,524,008
	XPO Logistics, Inc. (a)	63,200	6,302,304
			10,826,312
	Automobiles 1.0%
	General Motors Co.	210,128	7,965,953
	Thor Industries, Inc.	33,000	3,130,050
			11,096,003
	Banks 6.3%
¤	Bank of America Corp.	597,983	18,465,715
	Bank OZK	14,100	576,690
	Citigroup, Inc.	8,968	644,710
	Fifth Third Bancorp	240,800	7,125,272
¤	JPMorgan Chase & Co.	195,719	22,497,899
	KeyCorp	74,400	1,552,728
¤	Wells Fargo & Co.	275,467	15,781,504
			66,644,518
	Beverages 1.3%
	Coca-Cola Co.	12,089	563,710
	Constellation Brands, Inc., Class A	8,600	1,807,978
	Molson Coors Brewing Co., Class B	14,600	978,200
	PepsiCo., Inc.	89,784	10,325,160
			13,675,048
	Biotechnology 2.8%
	Amgen, Inc.	60,227	11,837,617
	Celgene Corp. (a)	82,450	7,427,920
	Gilead Sciences, Inc.	138,900	10,810,587
			30,076,124
	Building Products 0.3%
	Owens Corning	49,000	3,048,780

	Capital Markets 2.4%
	Ameriprise Financial, Inc.	11,000	1,602,370
	Evercore, Inc., Class A	45,900	5,186,700
	Lazard, Ltd., Class A	128,540	6,979,722
	Legg Mason, Inc.	39,033	1,332,196
	LPL Financial Holdings, Inc.	96,700	6,410,243
	Raymond James Financial, Inc.	9,000	824,310
	State Street Corp.	36,200	3,196,822
			25,532,363
	Chemicals 2.9%
	Cabot Corp.	4,000	264,400
	Chemours Co.	115,500	5,291,055
	Huntsman Corp.	212,200	7,115,066
	LyondellBasell Industries N.V., Class A	70,993	7,865,314
	Olin Corp.	152,100	4,488,471
	Westlake Chemical Corp.	51,900	5,564,718
			30,589,024
	Communications Equipment 1.0%
	Cisco Systems, Inc.	161,525	6,830,892
	EchoStar Corp., Class A (a)	8,643	388,849
	Juniper Networks, Inc.	133,900	3,526,926
			10,746,667
	Diversified Consumer Services 0.6%
	H&R Block, Inc.	232,900	5,859,764

	Diversified Financial Services 0.8%
	Berkshire Hathaway, Inc., Class B (a)	44,489	8,803,038

	Diversified Telecommunication Services 0.6%
	AT&T, Inc.	149,869	4,791,312
	Verizon Communications, Inc.	40,538	2,093,382
			6,884,694
	Electric 0.6%
	Vistra Energy Corp. (a)	283,700	6,411,620

	Electric Utilities 0.7%
	PG&E Corp.	169,600	7,306,368

	Electronic Equipment, Instruments & Components 1.3%
	CDW Corp.	82,500	6,937,425
	Jabil, Inc.	233,641	6,581,667
			13,519,092
	Energy Equipment & Services 1.1%
	Halliburton Co.	127,700	5,417,034
	Patterson-UTI Energy, Inc.	362,300	6,231,560
			11,648,594
	Equity Real Estate Investment Trusts 2.4%
	Equinix, Inc.	17,800	7,819,184
	Hospitality Properties Trust	131,600	3,720,332
	Host Hotels & Resorts, Inc.	333,548	6,984,495
	Lamar Advertising Co., Class A	10,300	758,389
	Park Hotels & Resorts, Inc.	209,100	6,540,648
			25,823,048
	Food & Staples Retailing 0.7%
	Costco Wholesale Corp.	800	174,968
	Walmart, Inc.	75,700	6,754,711
			6,929,679
	Food Products 2.0%
	Bunge, Ltd.	45,967	3,177,699
	Flowers Foods, Inc.	14,700	299,880
	Ingredion, Inc.	17,200	1,742,360
	Pilgrim's Pride Corp. (a)	326,800	5,823,576
	Seaboard Corp.	99	360,162
	TreeHouse Foods, Inc. (a)	89,400	4,245,606
	Tyson Foods, Inc., Class A	103,400	5,961,010
			21,610,293
	Health Care Equipment & Supplies 2.2%
	Abbott Laboratories	149,600	9,804,784
	Baxter International, Inc.	65,500	4,745,475
	ResMed, Inc.	22,300	2,358,894
	Varian Medical Systems, Inc. (a)	57,900	6,684,555
			23,593,708
	Health Care Providers & Services 5.2%
	Anthem, Inc.	21,058	5,327,674
	Centene Corp. (a)	57,600	7,507,008
	Cigna Corp.	18,500	3,319,270
	HCA Healthcare, Inc.	17,100	2,124,333
	Humana, Inc.	26,200	8,231,516
	Molina Healthcare, Inc. (a)	56,600	5,891,494
¤	UnitedHealth Group, Inc.	63,854	16,169,110
	WellCare Health Plans, Inc. (a)	27,300	7,300,566
			55,870,971
	Hotels, Restaurants & Leisure 2.0%
	Darden Restaurants, Inc.	63,400	6,779,996
	Las Vegas Sands Corp.	11,300	812,470
	Norwegian Cruise Line Holdings, Ltd. (a)	3,900	195,117
	Royal Caribbean Cruises, Ltd.	2,200	248,072
	Wynn Resorts, Ltd.	37,500	6,254,250
	Yum China Holdings, Inc.	181,900	6,562,952
			20,852,857
	Household Products 0.2%
	Procter & Gamble Co.	27,559	2,228,972

	Insurance 1.9%
	Allstate Corp.	53,897	5,126,682
	Athene Holding, Ltd., Class A (a)	88,700	4,068,669
	MetLife, Inc.	37,200	1,701,528
	Progressive Corp.	27,800	1,668,278
	Prudential Financial, Inc.	54,102	5,459,433
	Reinsurance Group of America, Inc.	13,600	1,924,400
			19,948,990
	Internet & Direct Marketing Retail 5.0%
¤	Amazon.com, Inc. (a)	20,023	35,589,681
	Booking Holdings, Inc. (a)	600	1,217,232
	Expedia Group, Inc.	39,732	5,317,731
	Netflix, Inc. (a)	14,600	4,926,770
	Qurate Retail, Inc. (a)	313,700	6,678,673
			53,730,087
	Internet Software & Services 4.6%
¤	Alphabet, Inc., Class A (a)	14,437	17,717,375
	eBay, Inc. (a)	208,800	6,984,360
¤	Facebook, Inc., Class A (a)	96,200	16,602,196
	IAC / InterActiveCorp (a)	43,400	6,390,650
	LogMeIn, Inc.	16,400	1,329,220
			49,023,801
	IT Services 5.9%
	Accenture PLC, Class A	62,111	9,896,146
	Alliance Data Systems Corp.	29,800	6,701,424
	Automatic Data Processing, Inc.	2,200	296,978
	Booz Allen Hamilton Holding Corp.	15,860	749,702
	Broadridge Financial Solutions, Inc.	16,800	1,898,064
	Conduent, Inc. (a)	355,700	6,388,372
	Euronet Worldwide, Inc. (a)	77,702	7,143,922
	First Data Corp., Class A (a)	78,300	1,821,258
	Mastercard, Inc., Class A	37,500	7,425,000
	PayPal Holdings, Inc. (a)	48,100	3,950,934
	Sabre Corp.	257,000	6,327,340
	Visa, Inc., Class A	73,200	10,009,368
			62,608,508
	Leisure Products 1.1%
	Brunswick Corp.	87,800	5,645,540
	Polaris Industries, Inc.	54,200	5,713,764
			11,359,304
	Life Sciences Tools & Services 0.2%
	Bio-Rad Laboratories, Inc., Class A (a)	152	46,611
	Charles River Laboratories International, Inc. (a)	16,100	2,001,230
			2,047,841
	Machinery 2.3%
	AGCO Corp.	80,500	5,073,110
	Caterpillar, Inc.	34,245	4,924,431
	Cummins, Inc.	49,200	7,026,252
	PACCAR, Inc.	83,000	5,454,760
	Terex Corp.	2,300	101,476
	Trinity Industries, Inc.	53,200	2,026,920
			24,606,949
	Media 2.7%
	Comcast Corp., Class A	373,920	13,378,858
	DISH Network Corp., Class A (a)	48,900	1,543,284
	Lions Gate Entertainment Corp., Class B	95,400	2,181,798
	Live Nation Entertainment, Inc. (a)	134,100	6,608,448
	Viacom, Inc., Class B	189,300	5,499,165
			29,211,553
	Metals & Mining 0.6%
	Alcoa Corp. (a)	142,400	6,161,648

	Mortgage Real Estate Investment Trusts 0.6%
	New Residential Investment Corp.	347,900	6,223,931

	Oil, Gas & Consumable Fuels 4.9%
¤	Chevron Corp.	126,059	15,917,470
	ConocoPhillips	138,100	9,966,677
	Devon Energy Corp.	15,000	675,150
	HollyFrontier Corp.	93,019	6,937,357
	Marathon Oil Corp.	15,000	316,800
	Marathon Petroleum Corp.	71,586	5,786,296
	ONEOK, Inc.	55,800	3,930,552
	Valero Energy Corp.	74,159	8,776,718
			52,307,020
	Paper & Forest Products 0.6%
	Domtar Corp.	133,600	6,442,192

	Personal Products 1.5%
	Estee Lauder Cos., Inc., Class A	23,238	3,135,736
	Herbalife Nutrition, Ltd. (a)	124,500	6,427,935
	Nu Skin Enterprises, Inc., Class A	82,200	5,988,270
			15,551,941
	Pharmaceuticals 2.4%
	Catalent, Inc. (a)	21,336	889,711
	Eli Lilly & Co.	27,800	2,746,918
	Johnson & Johnson	68,792	9,116,316
	Mylan N.V. (a)	189,238	7,060,470
	Perrigo Co. PLC	5,361	431,668
	Pfizer, Inc.	133,411	5,327,101
			25,572,184
	Professional Services 1.0%
	ManpowerGroup, Inc.	24,298	2,266,032
	Nielsen Holdings PLC	44,200	1,041,352
	Robert Half International, Inc.	99,600	7,545,696
			10,853,080
	Real Estate Management & Development 1.6%
	CBRE Group, Inc., Class A (a)	81,000	4,033,800
	Jones Lang LaSalle, Inc.	40,200	6,874,602
	Realogy Holdings Corp. (b)	271,808	5,944,441
			16,852,843
	Road & Rail 0.7%
	Ryder System, Inc.	89,900	7,039,170

	Semiconductors & Semiconductor Equipment 2.5%
	Applied Materials, Inc.	177,600	8,636,688
	Micron Technology, Inc. (a)	161,600	8,530,864
	MKS Instruments, Inc.	50,800	4,790,440
	NVIDIA Corp.	17,300	4,236,078
			26,194,070
	Software 5.6%
	Adobe Systems, Inc. (a)	13,900	3,401,052
	CDK Global, Inc.	43,500	2,716,575
	Citrix Systems, Inc. (a)	24,000	2,639,280
	Dell Technologies, Inc., Class V (a)	78,800	7,290,576
	Fortinet, Inc. (a)	11,900	748,629
¤	Microsoft Corp.	243,708	25,852,545
	Nuance Communications, Inc. (a)	136,000	2,008,720
	Oracle Corp.	40,162	1,914,924
	Pegasystems, Inc.	7,200	400,320
	salesforce.com, Inc. (a)	45,800	6,281,470
	Symantec Corp.	154,900	3,132,078
	VMware, Inc., Class A (a)	22,000	3,180,980
			59,567,149
	Specialty Retail 3.2%
	Advance Auto Parts, Inc.	4,600	649,658
	Best Buy Co., Inc.	94,900	7,120,347
	Burlington Stores, Inc. (a)	41,500	6,341,615
	Dick's Sporting Goods, Inc.	181,543	6,197,878
	Foot Locker, Inc.	122,800	5,993,868
	Home Depot, Inc.	14,729	2,909,272
	L Brands, Inc.	95,400	3,021,318
	Lowe's Cos., Inc.	18,600	1,847,724
			34,081,680
	Technology Hardware, Storage & Peripherals 5.5%
¤	Apple, Inc.	231,870	44,122,542
	HP, Inc.	325,400	7,510,232
	Western Digital Corp.	93,700	6,573,055
			58,205,829
	Textiles, Apparel & Luxury Goods 2.2%
	Michael Kors Holdings, Ltd. (a)	99,729	6,654,916
	Ralph Lauren Corp.	50,200	6,775,996
	Skechers U.S.A., Inc., Class A (a)	800	22,176
	Tapestry, Inc.	146,700	6,912,504
	VF Corp.	34,600	3,185,622
			23,551,214
	Trading Companies & Distributors 0.7%
	United Rentals, Inc. (a)	43,400	6,457,920
	Univar, Inc. (a)	5,373	147,704
	W.W. Grainger, Inc.	3,600	1,247,616
			7,853,240
	Wireless Telecommunication Services 0.0% ‡
	United States Cellular Corp. (a)	11,600	398,576

	Total Common Stocks (Cost $862,852,433)		1,046,234,537

	Short-Term Investments 2.2%
	Affiliated Investment Company 2.1%
	MainStay U.S. Government Liquidity Fund, 1.75% (c)	22,529,730	22,529,730

	Total Affiliated Investment Company (Cost $22,529,730)		22,529,730

	Repurchase Agreement 0.1%
	Fixed Income Clearing Corp. 0.94%, dated 7/31/18 due 8/1/18 Proceeds at Maturity $318,769 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 06/30/23, with a Principal Amount of $350,000 and a Market Value of $326,795)	318,760	318,760
	Total Repurchase Agreement (Cost $318,760)		318,760

	Total Short-Term Investments (Cost $22,848,490)		22,848,490

	Total Investments, Before Investments Sold Short (Cost $885,700,923)	100.5%	1,069,083,027

		Shares
	Investments Sold Short (0.6%)
	Exchange-Traded Funds Sold Short (0.6%)
	SPDR S&P 500 ETF Trust	(20,525)	(5,774,298)
	Total Investments Sold Short (Proceeds $5,767,927)		(5,774,298)

	Total Investments, Net of Investments Sold Short (Cost $879,932,996)	99.9%	1,063,308,729
	Other Assets, Less Liabilities	0.1	902,021
	Net Assets	100.0%	$1,064,210,750

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2018, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2018, the market value of securities loaned was $5,633,231 and the Fund received non-cash collateral in the amount of $5,795,505.
(c)	Rate reported is the current yield as of July 31, 2018.

Swap Contracts

Open OTC total return equity swap contracts as of July 31, 2018 were as follows:

Swap Counterparty	Reference Obligation	Floating Rate [1]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)*	Unrealized Appreciation
Citigroup	3D Systems Corp.	1 month LIBOR BBA minus 6.00%	7/19/2019	Monthly	$(5,829)	$690,733
Citigroup	AbbVie, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	10,121	167,822
Citigroup	Acacia Communications, Inc.	1 month LIBOR BBA minus 1.65%	7/19/2019	Monthly	(3,991)	109,194
Citigroup	Acadia Healthcare Co, Inc.	1 month LIBOR BBA minus 0.50%	7/19/2019	Monthly	(4,188)	310,967
Citigroup	Accelerate Diagnostics, Inc.	1 month LIBOR BBA minus 10.00%	7/19/2019	Monthly	(3,941)	257,329
Citigroup	Aclaris Therapeutics, Inc.	1 month LIBOR BBA minus 1.00%	7/19/2019	Monthly	(4,216)	334,482
Citigroup	Agios Pharmaceuticals, Inc.	1 month LIBOR BBA minus 0.70%	7/19/2019	Monthly	(1,578)	170,247
Citigroup	Akorn, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,981	468,615
Citigroup	Alnylam Pharmaceuticals, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(2,406)	222,649
Citigroup	Alphabet, Inc., Class C	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	18,492	754,258
Citigroup	Altisource Portfolio Solutions S.A.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,002	54,921
Citigroup	Amphastar Pharmaceuticals, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,830	33,909
Citigroup	Applied Optoelectronics, Inc.	1 month LIBOR BBA minus 14.95%	7/19/2019	Monthly	(1,937)	230,794
Citigroup	ArcBest Corp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,072	12,377
Citigroup	Archer-Daniels-Midland Co.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	6,850	269,744
Citigroup	Aspen Insurance Holdings Ltd.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(4,056)	187,372
Citigroup	At Home Group, Inc.	1 month LIBOR BBA minus 0.70%	7/19/2019	Monthly	(3,928)	37,184
Citigroup	Atkore International Group, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	4,119	278,487
Citigroup	Autodesk, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(4,330)	389,319
Citigroup	Babcock & Wilcox Enterprises, Inc.	1 month LIBOR BBA minus 2.15%	7/19/2019	Monthly	(1,849)	18,217
Citigroup	Biogen, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	9,112	1,195,449
Citigroup	BJ's Restaurants, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	4,176	229,121
Citigroup	Bluebird Bio, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(2,220)	130,542
Citigroup	Camping World Holdings, Inc., Class A	1 month LIBOR BBA minus 3.00%	7/19/2019	Monthly	(4,631)	370,648
Citigroup	Century Aluminum Co.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(728)	116,220
Citigroup	Chico's FAS, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,413	72,378
Citigroup	Cloudera, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(4,528)	85,820
Citigroup	Coca-Cola Bottling Co. Consolidated	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	808	69,281
Citigroup	CONMED Corp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	561	1,224
Citigroup	Conn's, Inc.	1 month LIBOR BBA minus 1.25%	7/19/2019	Monthly	(3,766)	167,067
Citigroup	Delek US Holdings, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	3,868	90,916
Citigroup	Depomed, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	4,009	883,911
Citigroup	Dermira, Inc.	1 month LIBOR BBA minus 0.55%	7/19/2019	Monthly	(2,293)	179,910
Citigroup	Discovery, Inc., Class A	1 month LIBOR BBA minus 2.90%	7/19/2019	Monthly	(4,998)	141,678
Citigroup	elf Beauty, Inc.	1 month LIBOR BBA minus 6.50%	7/19/2019	Monthly	(3,052)	551,539
Citigroup	Endo International PLC	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,056	245,303
Citigroup	Endologix, Inc.	1 month LIBOR BBA minus 0.90%	7/19/2019	Monthly	(2,061)	110,427
Citigroup	Energy Recovery, Inc.	1 month LIBOR BBA minus 2.25%	7/19/2019	Monthly	(1,554)	2,835
Citigroup	EnerSys	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,465	34,468
Citigroup	Entercom Communications Class A	1 month LIBOR BBA minus 0.95%	7/19/2019	Monthly	(4,042)	9,446
Citigroup	EQT Corp.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(2,020)	207,636
Citigroup	Essendant, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	290	39,697
Citigroup	Evolent Health, Inc., Class A	1 month LIBOR BBA minus 0.80%	7/19/2019	Monthly	(3,499)	261,128
Citigroup	EW Scripps Co., Class A	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(215)	9,503
Citigroup	Exact Sciences Corp.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(2,243)	158,029
Citigroup	Exterran Corp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,602	47,392
Citigroup	Exxon Mobil Corp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	18,548	125,719
Citigroup	First BanCorp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,141	20,917
Citigroup	First Solar, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,017	277
Citigroup	Fitbit, Inc., Class A	1 month LIBOR BBA minus 1.20%	7/19/2019	Monthly	(6,444)	493,457
Citigroup	Floor & Decor Holdings, Inc., Class A	1 month LIBOR BBA minus 0.60%	7/19/2019	Monthly	(4,924)	478,228
Citigroup	Fred’s, Inc., Class A	1 month LIBOR BBA minus 11.00%	7/19/2019	Monthly	(1,058)	20,514
Citigroup	Freeport-McMoRan, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	7,138	121,524
Citigroup	Freshpet, Inc.	1 month LIBOR BBA minus 0.85%	7/19/2019	Monthly	(238)	123
Citigroup	Gannett Co., Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	4,107	17,835
Citigroup	GasLog Ltd.	1 month LIBOR BBA minus 0.55%	7/19/2019	Monthly	(1,838)	182,229
Citigroup	Genworth Financial, Inc., Class A	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	5,344	87,942
Citigroup	GNC Holdings, Inc., Class A	1 month LIBOR BBA minus 3.00%	7/19/2019	Monthly	(2,706)	440,424
Citigroup	Golar LNG Ltd.	1 month LIBOR BBA minus 0.75%	7/19/2019	Monthly	(1,705)	105,332
Citigroup	GoPro, Inc., Class A	1 month LIBOR BBA minus 4.75%	7/19/2019	Monthly	(4,463)	221,634
Citigroup	Groupon, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	3,362	125,064
Citigroup	GTT Communications, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(598)	20,436
Citigroup	Haemonetics Corp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	4,205	204,499
Citigroup	Hibbett Sports, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	557	7,391
Citigroup	HighPoint Resources Corp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	749	29,600
Citigroup	Impinj, Inc.	1 month LIBOR BBA minus 8.50%	7/19/2019	Monthly	(5,519)	4,585
Citigroup	Inphi Corp.	1 month LIBOR BBA minus 1.14%	7/19/2019	Monthly	(3,639)	24,933
Citigroup	Insight Enterprises, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	3,955	16,604
Citigroup	Integer Holdings Corp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	4,105	363,440
Citigroup	International Business Machines Corp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	11,355	58,827
Citigroup	IPG Photonics Corp.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(3,950)	1,245,390
Citigroup	Kosmos Energy Ltd.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(409)	29,795
Citigroup	LCI Industries	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,250)	4,450
Citigroup	LGI Homes, Inc.	1 month LIBOR BBA minus 0.85%	7/19/2019	Monthly	(3,862)	343,552
Citigroup	Liberty Expedia Holdings Class A	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	3,934	313,654
Citigroup	Lumber Liquidators Holdings, Inc.	1 month LIBOR BBA minus 0.75%	7/19/2019	Monthly	(3,769)	880,943
Citigroup	MACOM Technology Solutions Holdings, Inc.	1 month LIBOR BBA minus 1.50%	7/19/2019	Monthly	(4,346)	185,283
Citigroup	MarineMax, Inc.	1 month LIBOR BBA minus 0.55%	7/19/2019	Monthly	(1,792)	183,659
Citigroup	MarketAxess Holdings, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(4,144)	153,060
Citigroup	Matrix Service Co.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,582	91,008
Citigroup	Mattel, Inc.	1 month LIBOR BBA minus 1.25%	7/19/2019	Monthly	(4,271)	293,056
Citigroup	Medpace Holdings, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	437	158,202
Citigroup	Merck & Co, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	415	32,413
Citigroup	Meta Financial Group, Inc.	1 month LIBOR BBA minus 0.55%	7/19/2019	Monthly	(1,429)	143,021
Citigroup	Multi-Color Corp.	1 month LIBOR BBA minus 0.55%	7/19/2019	Monthly	(1,836)	51,733
Citigroup	Nabors Industries Ltd.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(654)	6,013
Citigroup	Navient Corp.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(4,087)	43,035
Citigroup	Nektar Therapeutics	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(2,933)	78,510
Citigroup	NeoPhotonics Corp.	1 month LIBOR BBA minus 8.30%	7/19/2019	Monthly	(4,068)	55,962
Citigroup	Neurocrine Biosciences, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,376)	28,387
Citigroup	Newell Brands, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(4,269)	11,916
Citigroup	Ocular Therapeutix, Inc.	1 month LIBOR BBA minus 4.25%	7/19/2019	Monthly	(2,525)	588,698
Citigroup	Ocwen Financial Corp.	1 month LIBOR BBA minus 1.30%	7/19/2019	Monthly	(929)	32,851
Citigroup	OFG BanCorp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,279	188,593
Citigroup	Okta, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(3,969)	173,120
Citigroup	Orthofix International N.V.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	253	46
Citigroup	Pacira Pharmaceuticals, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	4,522	339,450
Citigroup	Party City Holdco, Inc.	1 month LIBOR BBA minus 1.50%	7/19/2019	Monthly	(1,101)	7,578
Citigroup	Phibro Animal Health Corp. Class A	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,958	8,688
Citigroup	Pitney Bowes, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,883	29,227
Citigroup	ProPetro Holding Corp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	3,566	102,403
Citigroup	Pulse Biosciences, Inc.	1 month LIBOR BBA minus 13.50%	7/19/2019	Monthly	(700)	123,324
Citigroup	Pure Storage, Inc., Class A	1 month LIBOR BBA minus 1.00%	7/19/2019	Monthly	(2,068)	212,372
Citigroup	Revance Therapeutics, Inc.	1 month LIBOR BBA minus 1.05%	7/19/2019	Monthly	(271)	1,130
Citigroup	Ring Energy, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(3,521)	61,340
Citigroup	Royal Gold, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(4,181)	336,998
Citigroup	Sage Therapeutics, Inc.	1 month LIBOR BBA minus 0.50%	7/19/2019	Monthly	(2,307)	201,123
Citigroup	Scorpio Tankers, Inc.	1 month LIBOR BBA minus 0.50%	7/19/2019	Monthly	(4,762)	1,167,977
Citigroup	Sears Holdings Corp.	1 month LIBOR BBA minus 15.00%	7/19/2019	Monthly	(314)	79,798
Citigroup	Shake Shack, Inc., Class A	1 month LIBOR BBA minus 2.00%	7/19/2019	Monthly	(395)	27,397
Citigroup	Signet Jewelers Ltd.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	3,735	13,639
Citigroup	Stratasys Ltd.	1 month LIBOR BBA minus 0.95%	7/19/2019	Monthly	(1,670)	31,287
Citigroup	SunPower Corp.	1 month LIBOR BBA minus 35.00%	7/19/2019	Monthly	(3,434)	81,733
Citigroup	Surgery Partners, Inc.	1 month LIBOR BBA minus 4.85%	7/19/2019	Monthly	(1,380)	9,450
Citigroup	Synaptics, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	6,181	59,316
Citigroup	Syneos Health, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	127	6,284
Citigroup	Talos Energy, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,298	9,295
Citigroup	Tellurian, Inc.	1 month LIBOR BBA minus 9.50%	7/19/2019	Monthly	(3,863)	481,777
Citigroup	Tempur Sealy International, Inc.	1 month LIBOR BBA minus 0.95%	7/19/2019	Monthly	(4,256)	175,396
Citigroup	Tesla, Inc.	1 month LIBOR BBA minus 2.35%	7/19/2019	Monthly	(5,190)	211,525
Citigroup	TherapeuticsMD, Inc.	1 month LIBOR BBA minus 4.40%	7/19/2019	Monthly	(4,483)	1,135,810
Citigroup	Theravance Biopharma, Inc.	1 month LIBOR BBA minus 1.85%	7/19/2019	Monthly	(2,959)	15,002
Citigroup	TPI Composites, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	887	114,150
Citigroup	TrueBlue, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,083	7,066
Citigroup	Unit Corp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,627	60,923
Citigroup	United States Steel Corp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	6,585	228,357
Citigroup	United Therapeutics Corp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	7,190	304,044
Citigroup	USANA Health Sciences, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	831	2,691
Citigroup	Varex Imaging Corp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,392	53,459
Citigroup	Veeco Instruments, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,820)	10,937
Citigroup	Veeva Systems, Inc., Class A	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(3,595)	140,306
Citigroup	Warrior Met Coal, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	3,894	109,372
Citigroup	Winnebago Industries	1 month LIBOR BBA minus 0.55%	7/19/2019	Monthly	(2,393)	86,054
Citigroup	Xperi Corp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,608	536
Citigroup	Zillow Group, Inc., Class A	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(2,466)	263,469
Citigroup	Zillow Group, Inc., Class C	1 month LIBOR BBA minus 0.70%	7/19/2019	Monthly	(4,674)	480,107
					$(31,225)	$25,688,862

Swap Counterparty	Reference Obligation	Floating Rate [1]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)*	Unrealized Depreciation
Citigroup	AAC Holdings, Inc.	1 month LIBOR BBA minus 1.00%	7/19/2019	Monthly	$(1,040)	$(37,455)
Citigroup	Abercrombie & Fitch Co., Class A	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	4,029	(324,035)
Citigroup	Aerie Pharmaceuticals, Inc.	1 month LIBOR BBA minus 0.55%	7/19/2019	Monthly	(5,022)	(143,453)
Citigroup	Akamai Technologies, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	7,564	(577,273)
Citigroup	Akcea Therapeutics, Inc.	1 month LIBOR BBA minus 7.10%	7/19/2019	Monthly	(2,509)	(598,110)
Citigroup	Albemarle Corp.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(4,040)	(116,767)
Citigroup	Ambac Financial Group, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(4,045)	(44,567)
Citigroup	Ambarella, Inc.	1 month LIBOR BBA minus 0.75%	7/19/2019	Monthly	(2,487)	(38,673)
Citigroup	ANI Pharmaceuticals, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	3,830	(18,260)
Citigroup	Ascena Retail Group, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	352	(31,439)
Citigroup	Atlassian Corp. PLC, Class A	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,405)	(158,381)
Citigroup	B&G Foods, Inc.	1 month LIBOR BBA minus 7.50%	7/19/2019	Monthly	(4,481)	(134,618)
Citigroup	Barnes & Noble, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	645	(16,987)
Citigroup	Basic Energy Services, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,901	(50,544)
Citigroup	Beazer Homes USA, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	501	(19,566)
Citigroup	BioTelemetry, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(3,857)	(444,902)
Citigroup	Bloomin' Brands, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	4,197	(500,119)
Citigroup	Blucora, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	203	(12,356)
Citigroup	Brookdale Senior Living, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(3,852)	(88,008)
Citigroup	Caesars Entertainment Corp.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(3,974)	(89,858)
Citigroup	CalAmp Corp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	602	(19,578)
Citigroup	California Resources Corp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,077	(193,135)
Citigroup	CARBO Ceramics, Inc.	1 month LIBOR BBA minus 7.50%	7/19/2019	Monthly	(2,891)	(411,631)
Citigroup	CarMax, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(3,403)	(55,780)
Citigroup	Centennial Resource Development, Inc., Class A	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(4,115)	(143,512)
Citigroup	CenturyLink, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(545)	(6,942)
Citigroup	Cloud Peak Energy, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	169	(50,531)
Citigroup	Cognex Corp.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(3,992)	(660,855)
Citigroup	Consolidated Communications Holdings	1 month LIBOR BBA minus 1.00%	7/19/2019	Monthly	(373)	(7,126)
Citigroup	Corcept Therapeutics, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,939	(513,712)
Citigroup	Crocs, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	4,616	(190,235)
Citigroup	Customers BanCorp, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,969	(354,578)
Citigroup	Cutera, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,947	(48,124)
Citigroup	Dean Foods Co.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,183	(71,962)
Citigroup	Denbury Resources, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	4,208	(138,192)
Citigroup	Diplomat Pharmacy, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	3,380	(731,029)
Citigroup	Dorman Products, Inc.	1 month LIBOR BBA minus 0.55%	7/19/2019	Monthly	(3,548)	(201,027)
Citigroup	Endocyte, Inc.	1 month LIBOR BBA minus 4.35%	7/19/2019	Monthly	(2,132)	(50,802)
Citigroup	Enova International, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,013	(200,383)
Citigroup	Express Scripts Holding Co.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	8,759	(121,376)
Citigroup	Express, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,620	(58,828)
Citigroup	EZCORP, Inc., Class A	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,968	(131,986)
Citigroup	First Hawaiian, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,467	(289)
Citigroup	Flagstar BanCorp, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	330	(13,937)
Citigroup	Forum Energy Technologies, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(4,156)	(200,904)
Citigroup	Fossil Group, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	5,181	(201,386)
Citigroup	Fox Factory Holding Corp.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,576)	(128,397)
Citigroup	Frank's International N.V.	1 month LIBOR BBA minus 0.95%	7/19/2019	Monthly	(3,559)	(410,458)
Citigroup	Gap, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	4,794	(204,050)
Citigroup	GCI Liberty, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(4,296)	(263,866)
Citigroup	Genesco, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	3,614	(47,147)
Citigroup	Glu Mobile, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	710	(12,490)
Citigroup	Golden Entertainment, Inc.	1 month LIBOR BBA minus 0.55%	7/19/2019	Monthly	(1,743)	(132,526)
Citigroup	GrafTech International Ltd.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(999)	(183,715)
Citigroup	Henry Schein, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(4,127)	(376,283)
Citigroup	Horizon Pharma PLC	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	4,608	(1,044)
Citigroup	Ichor Holdings Ltd.	1 month LIBOR BBA minus 0.70%	7/19/2019	Monthly	(598)	(14,974)
Citigroup	Immersion Corp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	977	(115,429)
Citigroup	Innoviva, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,692	(23,834)
Citigroup	Intel Corp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	16,590	(1,511,244)
Citigroup	Intersect ENT, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	4,178	(541,645)
Citigroup	Intra-Cellular Therapies, Inc.	1 month LIBOR BBA minus 0.65%	7/19/2019	Monthly	(2,961)	(89,962)
Citigroup	Ionis Pharmaceuticals, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(2,354)	(6,034)
Citigroup	iRobot Corp.	1 month LIBOR BBA minus 4.30%	7/19/2019	Monthly	(5,006)	(68,755)
Citigroup	Lannett Co, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,312	(279,829)
Citigroup	Lantheus Holdings, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,659	(113,143)
Citigroup	Liberty Broadband Corp. Class A	1 month LIBOR BBA minus 0.60%	7/19/2019	Monthly	(4,370)	(197,635)
Citigroup	Liberty Broadband Corp. Class C	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(4,372)	(181,435)
Citigroup	Liberty Media Corp. Class A	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(2,449)	(110,403)
Citigroup	Liberty Media Corp. Class C	1 month LIBOR BBA minus 0.80%	7/19/2019	Monthly	(3,898)	(128,832)
Citigroup	LivePerson, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	4,683	(19,283)
Citigroup	LSB Industries, Inc.	1 month LIBOR BBA minus 1.60%	7/19/2019	Monthly	(1,166)	(260,453)
Citigroup	Macquarie Infrastructure Corp.	1 month LIBOR BBA minus 0.60%	7/19/2019	Monthly	(4,482)	(297,730)
Citigroup	Magellan Health, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	4,303	(1,069,724)
Citigroup	Mammoth Energy Services, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,629	(66,716)
Citigroup	Matson, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,260	(18,941)
Citigroup	MBIA, Inc.	1 month LIBOR BBA minus 4.25%	7/19/2019	Monthly	(4,611)	(298,584)
Citigroup	Medicines Co.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,777)	(142,430)
Citigroup	Meredith Corp.	1 month LIBOR BBA minus 0.55%	7/19/2019	Monthly	(941)	(18,403)
Citigroup	Meritor, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	4,119	(130,972)
Citigroup	Motorcar Parts of America, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(826)	(49,403)
Citigroup	National Vision Holdings, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,322)	(65,017)
Citigroup	New York Community BanCorp, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	6,203	(453,840)
Citigroup	NRG Energy, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	6,825	(53,078)
Citigroup	Omeros Corp.	1 month LIBOR BBA minus 4.00%	7/19/2019	Monthly	(1,347)	(144,054)
Citigroup	ON Semiconductor Corp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	9,007	(395,848)
Citigroup	Owens & Minor, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(2,713)	(273,834)
Citigroup	Par Pacific Holdings, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	78	(723)
Citigroup	Parsley Energy, Inc., Class A	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,433)	(100,667)
Citigroup	PBF Energy, Inc., Class A	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	7,338	(67,557)
Citigroup	Peabody Energy Corp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	4,471	(327,846)
Citigroup	Penumbra, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,346)	(61,571)
Citigroup	PetIQ, Inc.	1 month LIBOR BBA minus 1.85%	7/19/2019	Monthly	(1,070)	(121,882)
Citigroup	Plantronics, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,359	(30,221)
Citigroup	Plug Power, Inc.	1 month LIBOR BBA minus 15.50%	7/19/2019	Monthly	(2,270)	(169)
Citigroup	Premier, Inc., Class A	1 month LIBOR BBA minus 0.55%	7/19/2019	Monthly	(2,547)	(25,661)
Citigroup	Progress Software Corp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	610	(51,023)
Citigroup	Quad/Graphics, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,818	(39,736)
Citigroup	Red Robin Gourmet Burgers, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	4,163	(278,275)
Citigroup	RenaissanceRe Holdings Ltd.	1 month LIBOR BBA minus 0.55%	7/19/2019	Monthly	(2,475)	(23,249)
Citigroup	Roku, Inc.	1 month LIBOR BBA minus 1.60%	7/19/2019	Monthly	(1,785)	(208,958)
Citigroup	Rush Enterprises, Inc., Class A	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,735	(9,063)
Citigroup	SandRidge Energy, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	153	(7,468)
Citigroup	Seattle Genetics, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(2,776)	(162,204)
Citigroup	Select Energy Services, Inc., Class A	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(487)	(9,358)
Citigroup	Shoe Carnival, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	640	(20,393)
Citigroup	Sientra, Inc.	1 month LIBOR BBA minus 1.80%	7/19/2019	Monthly	(947)	(39,467)
Citigroup	Solaris Oilfield Infrastructure Class A	1 month LIBOR BBA minus 0.50%	7/19/2019	Monthly	(3,121)	(182,830)
Citigroup	SunCoke Energy, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	518	(37,282)
Citigroup	Supernus Pharmaceuticals, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	3,378	(183,858)
Citigroup	Switch, Inc., Class A	1 month LIBOR BBA minus 0.75%	7/19/2019	Monthly	(4,069)	(102,298)
Citigroup	Synchrony Financial	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	7,456	(1,263,398)
Citigroup	Tailored Brands, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	4,455	(1,096,241)
Citigroup	Team, Inc.	1 month LIBOR BBA minus 1.70%	7/19/2019	Monthly	(3,879)	(47,809)
Citigroup	Textainer Group Holdings Ltd.	1 month LIBOR BBA minus 0.86%	7/19/2019	Monthly	(995)	(3,252)
Citigroup	Tile Shop Holdings, Inc.	1 month LIBOR BBA minus 0.50%	7/19/2019	Monthly	(2,053)	(95,504)
Citigroup	TransEnterix, Inc.	1 month LIBOR BBA minus 40.00%	7/19/2019	Monthly	(1,271)	(185,342)
Citigroup	TriNet Group, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,956	(45,996)
Citigroup	Trupanion, Inc.	1 month LIBOR BBA minus 13.00%	7/19/2019	Monthly	(4,551)	(142,501)
Citigroup	Uniti Group, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,210	(86,288)
Citigroup	Universal Display Corp.	1 month LIBOR BBA minus 0.80%	7/19/2019	Monthly	(4,151)	(376,407)
Citigroup	ViewRay, Inc.	1 month LIBOR BBA minus 6.50%	7/19/2019	Monthly	(1,102)	(533,622)
Citigroup	Vista Outdoor, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	3,645	(54,026)
Citigroup	W&T Offshore, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	4,305	(236,246)
Citigroup	WaVe Life Sciences Ltd.	1 month LIBOR BBA minus 2.60%	7/19/2019	Monthly	(2,402)	(31,151)
Citigroup	Weatherford International PLC	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(2,678)	(20,604)
Citigroup	World Fuel Services Corp.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(842)	(150,310)
Citigroup	ZAGG, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	3,205	(492,398)
Citigroup	Zogenix, Inc.	1 month LIBOR BBA minus 0.55%	7/19/2019	Monthly	(414)	(135,906)
Citigroup	Zumiez, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	824	(42,748)
					$33,106	$(24,256,159)

1	Fund pays the floating rate and receives the total return of the reference entity.
*	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.

The following abbreviations are used in the preceding pages:

BBA	—British Bankers' Association
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,046,234,537	$—	$—	$1,046,234,537
Short-Term Investments
Affiliated Investment Company	22,529,730	—	—	22,529,730
Repurchase Agreement	—	318,760	—	318,760
Total Short-Term Investments	22,529,730	318,760	—	22,848,490
Total Investments in Securities	$1,068,764,267	$318,760	$—	$1,069,083,027
Other Financial Instruments
Total Return Equity Swap Contracts (b)	—	25,688,862	—	25,688,862
Total Investments in Securities and Other Financial Instruments	$1,068,764,267	$26,007,622	$—	$1,094,771,889

Liability Valuation Inputs

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Exchange-Traded Fund Sold Short	$(5,774,298)	$—	$—	$(5,774,298)
Other Financial Instruments
Total Return Equity Swap Contracts (b)	—	(24,256,159)	—	(24,256,159)
Total Investments in Securities Sold Short and Other Financial Instruments	$(5,774,298)	$(24,256,159)	$—	$(30,030,457)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers between among levels.

As of June 30, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Moderate Allocation Fund

Portfolio of Investments July 31, 2018 (Unaudited)

	Shares	Value
Affiliated Investment Companies 98.4% †
Equity Funds 67.2%
IQ 50 Percent Hedged FTSE International ETF	1,704,748	$36,350,001
IQ Chaikin U.S. Large Cap ETF (a)	1,368,585	35,610,582
IQ Chaikin U.S. Small Cap ETF (a)	855,107	24,755,348
IQ Global Resources ETF (b)	447,981	12,203,002
MainStay Absolute Return Multi-Strategy Fund Class I (a)	1,395,991	13,178,155
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)(b)	2,092,883	19,526,601
MainStay Cushing MLP Premier Fund Class I	421,347	5,292,124
MainStay Cushing Renaissance Advantage Fund Class I (a)	495,312	10,579,867
MainStay Epoch Capital Growth Fund Class I (a)	512,450	6,810,460
MainStay Epoch Global Choice Fund Class I (a)	755,576	16,615,125
MainStay Epoch International Choice Fund Class I (a)	755,702	27,250,610
MainStay Epoch U.S. All Cap Fund Class R6 (a)(b)	1,110,902	32,627,192
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	2,632,754	43,124,508
MainStay Epoch U.S. Small Cap Fund Class I (a)	1,338,675	43,560,500
MainStay Large Cap Growth Fund Class R6	643,100	7,324,910
MainStay MacKay Emerging Markets Equity Fund Class R6 (a)(b)	1,920,700	19,706,378
MainStay MacKay Growth Fund Class I (a)	412,332	15,932,495
MainStay MacKay International Equity Fund Class I	111,636	2,001,625
MainStay MacKay International Opportunities Fund Class I (a)	3,634,950	32,532,803
MainStay MacKay S&P 500 Index Fund Class I	36,084	1,864,801
MainStay MacKay U.S. Equity Opportunities Fund Class I (a)	4,698,237	48,015,978
MainStay MAP Equity Fund Class I (a)	868,696	38,587,463
Total Equity Funds (Cost $405,247,507)		493,450,528
Fixed Income Funds 31.2%
IQ Enhanced Core Bond U.S. ETF (a)	363,901	6,768,558
IQ Enhanced Core Plus Bond U.S. ETF (a)	1,103,198	21,143,562
IQ S&P High Yield Low Volatility Bond ETF	105,373	2,554,768
MainStay Floating Rate Fund Class I	2,104,229	19,590,373
MainStay Indexed Bond Fund Class I (a)	3,046,078	31,283,224
MainStay MacKay Convertible Fund Class I	479,790	8,554,663
MainStay MacKay High Yield Corporate Bond Fund Class R6	580,600	3,257,165
MainStay MacKay High Yield Municipal Bond Fund Class I	893,901	11,272,091
MainStay MacKay Short Duration High Yield Fund Class I	1,544,212	15,210,491
MainStay MacKay Short Term Municipal Fund Class I	210,357	2,011,014
MainStay MacKay Total Return Bond Fund Class R6 (a)	8,465,973	86,860,884
MainStay MacKay Unconstrained Bond Fund Class R6	2,327,793	20,298,358
Total Fixed Income Funds (Cost $229,751,596)		228,805,151

Total Affiliated Investment Companies (Cost $634,999,103)		722,255,679

Short-Term Investment 1.7%
Affiliated Investment Company 1.7%
MainStay U.S. Government Liquidity Fund, 1.75% (c)	12,733,608	12,733,608
Total Short-Term Investment (Cost $12,733,608)		12,733,608

Total Investments (Cost $647,732,711)	100.1%	734,989,287
Other Assets, Less Liabilities	(0.1)	(1,033,605)
Net Assets	100.0%	$733,955,682

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	Rate reported is the current yield as of July 31, 2018.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
MLP	—Master limited partnership

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$493,450,528	$—	$—	$493,450,528
Fixed Income Funds	228,805,151	—	—	228,805,151
Short-Term Investment	12,733,608	—	—	12,733,608
Total Investments in Securities	$734,989,287	$—	$—	$734,989,287

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Moderate Growth Allocation Fund

Portfolio of Investments July 31, 2018 (Unaudited)

	Shares	Value
Affiliated Investment Companies 98.4% †
Equity Funds 85.8%
IQ 50 Percent Hedged FTSE International ETF	1,755,228	$37,426,376
IQ Chaikin U.S. Large Cap ETF	1,607,997	41,840,082
IQ Chaikin U.S. Small Cap ETF	1,384,208	40,072,822
IQ Global Resources ETF (a)	638,319	17,387,809
MainStay Absolute Return Multi-Strategy Fund Class I (b)	492,613	4,650,263
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)(b)	2,585,910	24,126,537
MainStay Cushing MLP Premier Fund Class I	398,029	4,999,243
MainStay Cushing Renaissance Advantage Fund Class I (b)	574,907	12,280,023
MainStay Epoch Capital Growth Fund Class I (b)	510,299	6,781,878
MainStay Epoch Global Choice Fund Class I (b)	829,746	18,246,115
MainStay Epoch International Choice Fund Class I (b)	1,108,950	39,988,727
MainStay Epoch U.S. All Cap Fund Class R6 (a)(b)	1,278,705	37,555,576
MainStay Epoch U.S. Equity Yield Fund Class R6 (b)	3,827,073	62,687,459
MainStay Epoch U.S. Small Cap Fund Class I (b)	2,606,979	84,831,088
MainStay Large Cap Growth Fund Class R6	634,830	7,230,712
MainStay MacKay Emerging Markets Equity Fund Class R6 (a)(b)	2,366,255	24,277,776
MainStay MacKay Growth Fund Class I (b)	515,820	19,931,304
MainStay MacKay International Equity Fund Class I	476,656	8,546,446
MainStay MacKay International Opportunities Fund Class I (b)	5,238,158	46,881,516
MainStay MacKay S&P 500 Index Fund Class I	68,216	3,525,418
MainStay MacKay U.S. Equity Opportunities Fund Class I (b)	6,269,195	64,071,172
MainStay MAP Equity Fund Class I (b)	1,223,596	54,352,141
Total Equity Funds (Cost $525,891,026)		661,690,483
Fixed Income Funds 12.6%
IQ Enhanced Core Plus Bond U.S. ETF	314,245	6,022,725
IQ S&P High Yield Low Volatility Bond ETF	98,550	2,389,345
MainStay Floating Rate Fund Class I	1,790,231	16,667,052
MainStay MacKay Convertible Fund Class I	521,964	9,306,613
MainStay MacKay High Yield Corporate Bond Fund Class R6	437,182	2,452,593
MainStay MacKay High Yield Municipal Bond Fund Class I	945,557	11,923,474
MainStay MacKay Short Duration High Yield Fund Class I	1,635,794	16,112,570
MainStay MacKay Short Term Municipal Fund Class I	450,616	4,307,891
MainStay MacKay Total Return Bond Fund Class R6	623,953	6,401,757
MainStay MacKay Unconstrained Bond Fund Class R6	2,433,198	21,217,488
Total Fixed Income Funds (Cost $94,839,125)		96,801,508
Total Affiliated Investment Companies (Cost $620,730,151)		758,491,991
Short-Term Investment 1.7%
Affiliated Investment Company 1.7%
MainStay U.S. Government Liquidity Fund, 1.75% (c)	13,160,504	13,160,504
Total Short-Term Investment (Cost $13,160,504)		13,160,504

Total Investments (Cost $633,890,655)	100.1%	771,652,495
Other Assets, Less Liabilities	(0.1)	(447,961)
Net Assets	100.0%	$771,204,534

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(c)	Rate reported is the current yield as of July 31, 2018.

The following abbreviations are used in the preceding pages:
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
MLP	—Master limited partnership

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$661,690,483	$—	$—	$661,690,483
Fixed Income Funds	96,801,508	—	—	96,801,508
Short-Term Investment	13,160,504	—	—	13,160,504
Total Investments in Securities	$771,652,495	$—	$—	$771,652,495

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2010 Fund

Portfolio of Investments July 31, 2018 (Unaudited)

	Shares	Value
Affiliated Investment Companies 85.5% †
Equity Funds 31.2%
IQ 50 Percent Hedged FTSE International ETF	73,482	$1,566,842
IQ Chaikin U.S. Large Cap ETF	93,708	2,438,282
IQ Chaikin U.S. Small Cap ETF	67,564	1,955,978
IQ Global Resources ETF (a)	11,465	312,307
MainStay Epoch International Choice Fund Class I	136	4,911
MainStay Epoch U.S. All Cap Fund Class R6 (a)	31,853	935,513
MainStay Epoch U.S. Equity Yield Fund Class R6	39,158	641,416
MainStay Large Cap Growth Fund Class R6	93,613	1,066,257
MainStay MacKay Common Stock Fund Class I	18,478	502,778
MainStay MacKay Growth Fund Class I	25,584	988,552
MainStay MacKay S&P 500 Index Fund Class I	5,259	271,759
MainStay MAP Equity Fund Class I	7,101	315,423
Total Equity Funds (Cost $9,003,497)		11,000,018
Fixed Income Funds 54.3%
IQ Enhanced Core Bond U.S. ETF	85,587	1,591,918
IQ Enhanced Core Plus Bond U.S. ETF	142	2,722
IQ S&P High Yield Low Volatility Bond ETF	15,853	384,356
MainStay Floating Rate Fund Class I	7,280	67,779
MainStay Indexed Bond Fund Class I	732,339	7,521,124
MainStay MacKay Convertible Fund Class I	22,883	407,996
MainStay MacKay High Yield Corporate Bond Fund Class R6	96,957	543,928
MainStay MacKay High Yield Municipal Bond Fund Class I	45,600	575,019
MainStay MacKay Short Duration High Yield Fund Class I	81,727	805,012
MainStay MacKay Short Term Municipal Fund Class I	13,212	126,303
MainStay MacKay Total Return Bond Fund Class R6	691,708	7,096,921
Total Fixed Income Funds (Cost $19,592,245)		19,123,078
Total Affiliated Investment Companies (Cost $28,595,742)		30,123,096
Unaffiliated Investment Companies 12.9%
Equity Funds 5.8%
iShares MSCI All Country Asia ex-Japan ETF	8,113	592,654
iShares MSCI EAFE Small-Cap ETF	9,812	622,866
iShares MSCI Frontier 100 ETF (b)	3,324	98,789
iShares MSCI India ETF	3,203	114,123
iShares MSCI Philippines ETF	2,569	84,135
iShares MSCI Poland ETF	1,737	42,296
iShares Russell 2000 ETF	134	22,226
SPDR S&P Emerging Markets Small Cap ETF (b)	6,980	337,134
VanEck Vectors Africa Index ETF	2,308	54,746
VanEck Vectors India Small-Cap Index ETF	1,360	68,857
Total Equity Funds (Cost $1,946,558)		2,037,826
Fixed Income Funds 7.1%
iShares TIPS Bond ETF	5,355	598,903
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	30,166	525,492
Vanguard Short-Term Inflation-Protected Securities ETF	28,255	1,377,996
Total Fixed Income Funds (Cost $2,520,423)		2,502,391
Total Unaffiliated Investment Companies (Cost $4,466,981)		4,540,217

Short-Term Investment 1.6%
Affiliated Investment Company 1.6%
MainStay U.S. Government Liquidity Fund, 1.75% (c)	551,140	551,140
Total Short-Term Investment (Cost $551,140)		551,140

Total Investments (Cost $33,613,863)	100.0%	35,214,453
Other Assets, Less Liabilities	(0.0)‡	(7,368)
Net Assets	100.0%	$35,207,085

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing Underlying Fund.
(b)	All or a portion of this security was held on loan. As of July 31, 2018, the market value of securities loaned was $117,099 and the Fund received non-cash collateral in the amount of $119,223.
(c)	Rate reported is the current yield as of July 31, 2018.

The following abbreviations are used in the preceding pages:
EM	—Emerging Markets
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation- Protected Security

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$11,000,018	$—	$—	$11,000,018
Fixed Income Funds	19,123,078	—	—	19,123,078
Short-Term Investment	551,140	—	—	551,140
Total Affiliated Investment Companies	30,674,236	—	—	30,674,236
Unaffiliated Investment Companies
Equity Funds	2,037,826	—	—	2,037,826
Fixed Income Funds	2,502,391	—	—	2,502,391
Total Unaffiliated Investment Companies	4,540,217	—	—	4,540,217
Total Investments in Securities	$35,214,453	$—	$—	$35,214,453

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers between among levels.

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2020 Fund

Portfolio of Investments July 31, 2018 (Unaudited)

	Shares	Value
Affiliated Investment Companies 85.0% †
Equity Funds 49.1%
IQ 50 Percent Hedged FTSE International ETF	272,519	$5,810,868
IQ Chaikin U.S. Large Cap ETF	338,664	8,812,037
IQ Chaikin U.S. Small Cap ETF	256,184	7,416,527
IQ Global Resources ETF (a)	63,329	1,725,082
MainStay Epoch International Choice Fund Class I	144,868	5,223,926
MainStay Epoch U.S. All Cap Fund Class R6 (a)	192,448	5,652,193
MainStay Epoch U.S. Equity Yield Fund Class R6	271,284	4,443,634
MainStay Large Cap Growth Fund Class R6	549,114	6,254,406
MainStay MacKay Common Stock Fund Class I (b)	151,367	4,118,699
MainStay MacKay Growth Fund Class I	76,364	2,950,720
MainStay MacKay International Equity Fund Class I	17,427	312,474
MainStay MacKay S&P 500 Index Fund Class I	70,639	3,650,632
MainStay MAP Equity Fund Class I	78,612	3,491,964
Total Equity Funds (Cost $47,041,874)		59,863,162

Fixed Income Funds 35.9%
IQ Enhanced Core Bond U.S. ETF (b)	289,039	5,376,125
IQ Enhanced Core Plus Bond U.S. ETF	3,782	72,485
IQ S&P High Yield Low Volatility Bond ETF	11,580	280,757
MainStay Floating Rate Fund Class I	9,509	88,530
MainStay Indexed Bond Fund Class I	907,973	9,324,881
MainStay MacKay Convertible Fund Class I	75,303	1,342,644
MainStay MacKay High Yield Corporate Bond Fund Class R6	60,775	340,948
MainStay MacKay High Yield Municipal Bond Fund Class I	149,906	1,890,315
MainStay MacKay Short Duration High Yield Fund Class I	287,450	2,831,386
MainStay MacKay Short Term Municipal Fund Class I	79,472	759,748
MainStay MacKay Total Return Bond Fund Class R6	2,089,338	21,436,610
Total Fixed Income Funds (Cost $44,567,819)		43,744,429
Total Affiliated Investment Companies (Cost $91,609,693)		103,607,591

Unaffiliated Investment Companies 13.5%
Equity Funds 8.2%
iShares MSCI All Country Asia ex-Japan ETF	36,830	2,690,432
iShares MSCI EAFE Small-Cap ETF	51,478	3,267,823
iShares MSCI Frontier 100 ETF (c)	14,484	430,464
iShares MSCI India ETF	13,328	474,877
iShares MSCI Philippines ETF	10,762	352,456
iShares MSCI Poland ETF	8,332	202,884
iShares Russell 2000 ETF	2,891	479,530
SPDR S&P Emerging Markets Small Cap ETF	31,207	1,507,298
VanEck Vectors Africa Index ETF	9,830	233,168
VanEck Vectors India Small-Cap Index ETF	6,302	319,070
Total Equity Funds (Cost $8,897,323)		9,958,002

Fixed Income Funds 5.3%
iShares TIPS Bond ETF	14,156	1,583,207
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	74,256	1,293,539
Vanguard Short-Term Inflation-Protected Securities ETF	73,649	3,591,862
Total Fixed Income Funds (Cost $6,492,272)		6,468,608

Total Unaffiliated Investment Companies (Cost $15,389,595)		16,426,610

Short-Term Investment 1.4%
Affiliated Investment Company 1.4%
MainStay U.S. Government Liquidity Fund, 1.75% (d)	1,745,378	1,745,378
Total Short-Term Investment (Cost $1,745,378)		1,745,378

Total Investments (Cost $108,744,666)	99.9%	121,779,579
Other Assets, Less Liabilities	0.1	88,155
Net Assets	100.0%	$121,867,734

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(c)	All or a portion of this security was held on loan. As of July 31, 2018, the market value of securities loaned was $133,354 and the Fund received non-cash collateral in the amount of $135,732.
(d)	Rate reported is the current yield as of July 31, 2018.

The following abbreviations are used in the preceding pages:

EM	—Emerging Markets
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation- Protected Security

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$59,863,162	$—	$—	$59,863,162
Fixed Income Funds	43,744,429	—	—	43,744,429
Short-Term Investment	1,745,378	—	—	1,745,378
Total Affiliated Investment Companies	105,352,969	—	—	105,352,969
Unaffiliated Investment Companies
Equity Funds	9,958,002	—	—	9,958,002
Fixed Income Funds	6,468,608	—	—	6,468,608
Total Unaffiliated Investment Companies	16,426,610	—	—	16,426,610
Total Investments in Securities	$121,779,579	$—	$—	$121,779,579

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2030 Fund

Portfolio of Investments July 31, 2018 (Unaudited)

	Shares	Value
Affiliated Investment Companies 86.2% †
Equity Funds 64.0%
IQ 50 Percent Hedged FTSE International ETF	630,793	$13,450,273
IQ Chaikin U.S. Large Cap ETF	794,395	20,670,158
IQ Chaikin U.S. Small Cap ETF	659,789	19,100,891
IQ Global Resources ETF (a)	177,054	4,822,951
MainStay Epoch International Choice Fund Class I	451,593	16,284,441
MainStay Epoch U.S. All Cap Fund Class R6 (a)(b)	710,682	20,872,727
MainStay Epoch U.S. Equity Yield Fund Class R6	855,157	14,007,467
MainStay Large Cap Growth Fund Class R6	1,576,441	17,955,666
MainStay MacKay Common Stock Fund Class I (b)	410,604	11,172,536
MainStay MacKay Growth Fund Class I (b)	192,919	7,454,387
MainStay MacKay International Equity Fund Class I	168,200	3,015,820
MainStay MacKay S&P 500 Index Fund Class I	226,351	11,697,830
MainStay MAP Equity Fund Class I	257,899	11,455,859
Total Equity Funds (Cost $137,831,637)		171,961,006

Fixed Income Funds 22.2%
IQ Enhanced Core Plus Bond U.S. ETF	572,283	10,968,204
IQ S&P High Yield Low Volatility Bond ETF	25,010	606,367
MainStay Floating Rate Fund Class I	57,410	534,488
MainStay Indexed Bond Fund Class I	150,297	1,543,548
MainStay MacKay Convertible Fund Class I	171,921	3,065,347
MainStay MacKay High Yield Corporate Bond Fund Class R6	110,995	622,682
MainStay MacKay High Yield Municipal Bond Fund Class I	350,014	4,413,681
MainStay MacKay Short Duration High Yield Fund Class I	634,182	6,246,695
MainStay MacKay Short Term Municipal Fund Class I	83,016	793,637
MainStay MacKay Total Return Bond Fund Class R6	3,011,617	30,899,189
Total Fixed Income Funds (Cost $60,273,279)		59,693,838
Total Affiliated Investment Companies (Cost $198,104,916)		231,654,844

Unaffiliated Investment Companies 12.0%
Equity Funds 9.5%
iShares MSCI All Country Asia ex-Japan ETF	94,581	6,909,142
iShares MSCI EAFE Small-Cap ETF	130,441	8,280,395
iShares MSCI Frontier 100 ETF	31,924	948,781
iShares MSCI India ETF	31,026	1,105,456
iShares MSCI Philippines ETF (c)	25,392	831,588
iShares MSCI Poland ETF	19,406	472,536
iShares Russell 2000 ETF	10,969	1,819,428
SPDR S&P Emerging Markets Small Cap ETF	80,963	3,910,513
VanEck Vectors Africa Index ETF	21,986	521,508
VanEck Vectors India Small-Cap Index ETF	16,111	815,700
Total Equity Funds (Cost $22,868,561)		25,615,047

Fixed Income Funds 2.5%
iShares TIPS Bond ETF	7,022	785,341
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	229,543	3,998,639
Vanguard Short-Term Inflation-Protected Securities ETF	38,101	1,858,186
Total Fixed Income Funds (Cost $6,795,556)		6,642,166
Total Unaffiliated Investment Companies (Cost $29,664,117)		32,257,213

Short-Term Investment 1.9%
Affiliated Investment Company 1.9%
MainStay U.S. Government Liquidity Fund, 1.75% (d)	5,104,215	5,104,215
Total Short-Term Investment (Cost $5,104,215)		5,104,215

Total Investments (Cost $232,873,248)	100.1%	269,016,272
Other Assets, Less Liabilities	(0.1)	(252,643)
Net Assets	100.0%	$268,763,629

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(c)	All or a portion of this security was held on loan. As of July 31, 2018, the market value of securities loaned was $644,782 and the Fund received non-cash collateral in the amount of $664,470.
(d)	Rate reported is the current yield as of July 31, 2018.

The following abbreviations are used in the preceding pages:

EM	—Emerging Markets
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation- Protected Security

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$171,961,006	$—	$—	$171,961,006
Fixed Income Funds	59,693,838	—	—	59,693,838
Short-Term Investment	5,104,215	—	—	5,104,215
Total Affiliated Investment Companies	236,759,059	—	—	236,759,059
Unaffiliated Investment Companies
Equity Funds	25,615,047	—	—	25,615,047
Fixed Income Funds	6,642,166	—	—	6,642,166
Total Unaffiliated Investment Companies	32,257,213	—	—	32,257,213
Total Investments in Securities	$269,016,272	$—	$—	$269,016,272

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2040 Fund

Portfolio of Investments July 31, 2018 (Unaudited)

	Shares	Value
Affiliated Investment Companies 84.7% †
Equity Funds 75.5%
IQ 50 Percent Hedged FTSE International ETF	533,942	$11,385,138
IQ Chaikin U.S. Large Cap ETF	751,181	19,545,730
IQ Chaikin U.S. Small Cap ETF	807,798	23,385,752
IQ Global Resources ETF (a)	186,748	5,087,015
MainStay Epoch International Choice Fund Class I	519,801	18,744,034
MainStay Epoch U.S. All Cap Fund Class R6 (a)(b)	685,421	20,130,815
MainStay Epoch U.S. Equity Yield Fund Class R6	935,150	15,317,757
MainStay Large Cap Growth Fund Class R6	1,689,341	19,241,599
MainStay MacKay Common Stock Fund Class I (b)	405,580	11,035,844
MainStay MacKay Growth Fund Class I (b)	162,883	6,293,801
MainStay MacKay International Equity Fund Class I	243,078	4,358,395
MainStay MacKay S&P 500 Index Fund Class I	215,373	11,130,501
MainStay MAP Equity Fund Class I	234,092	10,398,348
Total Equity Funds (Cost $145,490,557)		176,054,729
Fixed Income Funds 9.2%
IQ Enhanced Core Plus Bond U.S. ETF	211,925	4,061,691
IQ S&P High Yield Low Volatility Bond ETF	14,313	347,019
MainStay Floating Rate Fund Class I	103,042	959,322
MainStay MacKay Convertible Fund Class I	150,659	2,686,248
MainStay MacKay High Yield Corporate Bond Fund Class R6	119,667	671,333
MainStay MacKay Short Duration High Yield Fund Class I	284,388	2,801,225
MainStay MacKay Total Return Bond Fund Class R6	567,870	5,826,342
MainStay MacKay High Yield Municipal Bond Fund Class I	312,269	3,937,711
MainStay MacKay Short Term Municipal Fund Class I	3,677	35,152
Total Fixed Income Funds (Cost $21,144,536)		21,326,043
Total Affiliated Investment Companies (Cost $166,635,093)		197,380,772

Unaffiliated Investment Companies 13.3%
Equity Funds 10.9%
iShares MSCI All Country Asia ex-Japan ETF	92,465	6,754,568
iShares MSCI EAFE Small-Cap ETF	135,138	8,578,560
iShares MSCI Frontier 100 ETF	29,502	876,799
iShares MSCI India ETF	29,227	1,041,358
iShares MSCI Philippines ETF (c)	24,653	807,386
iShares MSCI Poland ETF	17,313	421,572
iShares Russell 2000 ETF	12,767	2,117,662
SPDR S&P Emerging Markets Small Cap ETF	77,281	3,732,672
VanEck Vectors Africa Index ETF	20,296	481,421
VanEck Vectors India Small-Cap Index ETF	13,993	708,466
Total Equity Funds (Cost $22,958,168)		25,520,464
Fixed Income Funds 2.4%
iShares TIPS Bond ETF	5,934	663,659
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	188,714	3,287,398
Vanguard Short-Term Inflation-Protected Securities ETF	32,795	1,599,412
Total Fixed Income Funds (Cost $5,694,017)		5,550,469
Total Unaffiliated Investment Companies (Cost $28,652,185)		31,070,933

Short-Term Investment 2.0%
Affiliated Investment Company 2.0%
MainStay U.S. Government Liquidity Fund, 1.75% (d)	4,729,086	4,729,086
Total Short-Term Investment (Cost $4,729,086)		4,729,086

Total Investments (Cost $200,016,364)	100.0%	233,180,791
Other Assets, Less Liabilities	(0.0)‡	(80,889)
Net Assets	100.0%	$233,099,902

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(c)	All or a portion of this security was held on loan. As of July 31, 2018, the market value of securities loaned was $799,297 and the Fund received non-cash collateral in the amount of $823,703.
(d)	Rate reported is the current yield as of July 31, 2018.

The following abbreviations are used in the preceding pages:
EM	—Emerging Markets
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation- Protected Security

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$176,054,729	$—	$—	$176,054,729
Fixed Income Funds	21,326,043	—	—	21,326,043
Short-Term Investment	4,729,086	—	—	4,729,086
Total Affiliated Investment Companies	202,159,808	—	—	202,159,808
Unaffiliated Investment Companies
Equity Funds	25,520,464	—	—	25,520,464
Fixed Income Funds	5,550,469	—	—	5,550,469
Total Unaffiliated Investment Companies	31,070,933	—	—	31,070,933
Total Investments in Securities	$233,180,791	$—	$—	$233,180,791

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2050 Fund

Portfolio of Investments July 31, 2018 (Unaudited)

	Shares	Value
Affiliated Investment Companies 83.8% †
Equity Funds 80.4%
IQ 50 Percent Hedged FTSE International ETF	278,382	$5,935,884
IQ Chaikin U.S. Large Cap ETF	471,789	12,275,950
IQ Chaikin U.S. Small Cap ETF	472,807	13,687,763
IQ Global Resources ETF (a)	113,635	3,095,417
MainStay Epoch International Choice Fund Class I	315,129	11,363,551
MainStay Epoch U.S. All Cap Fund Class R6 (a)(b)	370,734	10,888,457
MainStay Epoch U.S. Equity Yield Fund Class R6	497,639	8,151,320
MainStay Large Cap Growth Fund Class R6	1,109,834	12,641,006
MainStay MacKay Common Stock Fund Class I (b)	279,945	7,617,309
MainStay MacKay Growth Fund Class I	102,329	3,954,009
MainStay MacKay International Equity Fund Class I	155,917	2,795,595
MainStay MacKay S&P 500 Index Fund Class I	103,319	5,339,508
MainStay MAP Equity Fund Class I	144,759	6,430,197
Total Equity Funds (Cost $85,966,247)		104,175,966

Fixed Income Funds 3.4%
IQ Enhanced Core Plus Bond U.S. ETF	12,494	239,456
MainStay Floating Rate Fund Class I	3,739	34,812
MainStay MacKay Convertible Fund Class I	81,436	1,452,005
MainStay MacKay High Yield Corporate Bond Fund Class R6	39	221
MainStay MacKay High Yield Municipal Bond Fund Class I	163,366	2,060,042
MainStay MacKay Short Duration High Yield Fund Class I	34,887	343,640
MainStay MacKay Short Term Municipal Fund Class I	112	1,072
MainStay MacKay Total Return Bond Fund Class R6	26,108	267,872
Total Fixed Income Funds (Cost $4,313,887)		4,399,120
Total Affiliated Investment Companies (Cost $90,280,134)		108,575,086

Unaffiliated Investment Companies 14.2%
Equity Funds 12.4%
iShares MSCI All Country Asia ex-Japan ETF	52,948	3,867,851
iShares MSCI EAFE Small-Cap ETF	85,647	5,436,872
iShares MSCI Frontier 100 ETF	19,244	571,932
iShares MSCI India ETF	18,670	665,212
iShares MSCI Philippines ETF (c)	16,451	538,770
iShares MSCI Poland ETF	10,702	260,594
iShares Russell 2000 ETF	10,759	1,784,595
SPDR S&P Emerging Markets Small Cap ETF	45,021	2,174,514
VanEck Vectors Africa Index ETF	12,064	286,158
VanEck Vectors India Small-Cap Index ETF	9,146	463,062
Total Equity Funds (Cost $14,250,047)		16,049,560

Fixed Income Funds 1.8%
iShares TIPS Bond ETF	3,171	354,645
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	64,851	1,129,704
Vanguard Short-Term Inflation-Protected Securities ETF	17,866	871,325
Total Fixed Income Funds (Cost $2,416,008)		2,355,674
Total Unaffiliated Investment Companies (Cost $16,666,055)		18,405,234

Short-Term Investment 2.0%
Affiliated Investment Company 2.0%
MainStay U.S. Government Liquidity Fund, 1.75% (d)	2,522,101	2,522,101
Total Short-Term Investment (Cost $2,522,101)		2,522,101

Total Investments (Cost $109,468,290)	100.0%	129,502,421
Other Assets, Less Liabilities	0.0 ‡	28,433
Net Assets	100.0%	$129,530,854

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(c)	All or a portion of this security was held on loan. As of July 31, 2018, the market value of securities loaned was $530,747 and the Fund received non-cash collateral in the amount of $546,953.
(d)	Rate reported is the current yield as of July 31, 2018.

The following abbreviations are used in the preceding pages:

EM	—Emerging Markets
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation- Protected Security

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$104,175,966	$—	$—	$104,175,966
Fixed Income Funds	4,399,120	—	—	4,399,120
Short-Term Investment	2,522,101	—	—	2,522,101
Total Affiliated Investment Companies	111,097,187	—	—	111,097,187
Unaffiliated Investment Companies
Equity Funds	16,049,560	—	—	16,049,560
Fixed Income Funds	2,355,674	—	—	2,355,674
Total Unaffiliated Investment Companies	18,405,234	—	—	18,405,234
Total Investments in Securities	$129,502,421	$—	$—	$129,502,421

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2060 Fund

Portfolio of Investments July 31, 2018 (Unaudited)

	Shares	Value
Affiliated Investment Companies 83.8% †
Equity Funds 83.8%
IQ 50 Percent Hedged FTSE International ETF	23,010	$490,638
IQ Chaikin U.S. Large Cap ETF	43,433	1,130,127
IQ Chaikin U.S. Small Cap ETF	33,375	966,206
IQ Global Resources ETF (a)	9,544	259,979
MainStay Epoch International Choice Fund Class I	29,307	1,056,823
MainStay Epoch U.S. All Cap Fund Class R6 (a)	35,024	1,028,655
MainStay Epoch U.S. Equity Yield Fund Class R6	42,454	695,394
MainStay Large Cap Growth Fund Class R6	103,086	1,174,145
MainStay MacKay Common Stock Fund Class I	26,578	723,179
MainStay MacKay Growth Fund Class I	7,050	272,413
MainStay MacKay International Equity Fund Class I	15,763	282,639
MainStay MacKay S&P 500 Index Fund Class I	6,553	338,637
MainStay MAP Equity Fund Class I	11,084	492,331
Total Equity Funds (Cost $7,682,702)		8,911,166

Fixed Income Funds 0.0% ‡
IQ Enhanced Core Plus Bond U.S. ETF	58	1,112
MainStay MacKay Convertible Fund Class I	3	61
MainStay MacKay Short Duration High Yield Fund Class I	16	155
MainStay MacKay Total Return Bond Fund Class R6	86	878
Total Fixed Income Funds (Cost $2,269)		2,206
Total Affiliated Investment Companies (Cost $7,684,971)		8,913,372

Unaffiliated Investment Companies 13.6%
Equity Funds 13.5%
iShares MSCI All Country Asia ex-Japan ETF	4,573	334,058
iShares MSCI EAFE Small-Cap ETF	7,594	482,067
iShares MSCI Frontier 100 ETF (b)	1,337	39,736
iShares MSCI India ETF	1,389	49,490
iShares MSCI Philippines ETF	1,287	42,149
iShares MSCI Poland ETF	723	17,605
iShares Russell 2000 ETF	1,467	243,331
SPDR S&P Emerging Markets Small Cap ETF (b)	3,725	179,918
VanEck Vectors Africa Index ETF	921	21,846
VanEck Vectors India Small-Cap Index ETF	595	30,125
Total Equity Funds (Cost $1,268,588)		1,440,325

Fixed Income Funds 0.1%
iShares TIPS Bond ETF	34	3,803
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	15	261
Vanguard Short-Term Inflation-Protected Securities ETF	77	3,755
Total Fixed Income Funds (Cost $8,014)		7,819
Total Unaffiliated Investment Companies (Cost $1,276,602)		1,448,144

Short-Term Investment 2.0%
Affiliated Investment Company 2.0%
MainStay U.S. Government Liquidity Fund, 1.75% (c)	210,736	210,736
Total Short-Term Investment (Cost $210,736)		210,736

Total Investments (Cost $9,172,309)	99.4%	10,572,252
Other Assets, Less Liabilities	0.6	59,090
Net Assets	100.0%	$10,631,342

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing Underlying Fund.
(b)	All or a portion of this security was held on loan. As of July 31, 2018, the market value of securities loaned was $39,320 and the Fund received non-cash collateral in the amount of $40,021.
(c)	Rate reported is the current yield as of July 31, 2018.

The following abbreviations are used in the preceding pages:

EM	—Emerging Markets
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation- Protected Security

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$8,911,166	$—	$—	$8,911,166
Fixed Income Funds	2,206	—	—	2,206
Short-Term Investment	210,736	—	—	210,736
Total Affiliated Investment Companies	9,124,108	—	—	9,124,108
Unaffiliated Investment Companies
Equity Funds	1,440,325	—	—	1,440,325
Fixed Income Funds	7,819	—	—	7,819
Total Unaffiliated Investment Companies	1,448,144	—	—	1,448,144
Total Investments in Securities	$10,572,252	$—	$—	$10,572,252

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay U.S. Government Liquidity Fund

Portfolio of Investments July 31, 2018 (Unaudited)

	Principal Amount	Amortized Cost
Short-Term Investments 100.0% †
Government Agency Debt 53.4%
Federal Agricultural Mortgage Corp. 1.926%, due 8/30/18 (a)	$10,000,000	$9,984,694
Federal Farm Credit Banks (a)
1.94%, due 8/21/18	3,000,000	2,996,850
1.94%, due 8/22/18	50,000,000	49,944,875
Federal Home Loan Banks (a)
1.916%, due 8/16/18	30,000,000	29,976,375
1.94%, due 8/8/18	30,000,000	29,988,992
1.94%, due 8/15/18	100,000,000	99,927,083
1.94%, due 8/17/18	52,000,000	51,956,436
1.94%, due 8/23/18	76,000,000	75,911,988
1.95%, due 9/5/18	50,000,000	49,907,153
Tennessee Valley Authority (a)
1.94%, due 8/7/18	60,000,000	59,981,010
1.94%, due 8/14/18	30,000,000	29,979,417

Total Government Agency Debt (Cost $490,554,873)		490,554,873

Treasury Debt 46.6%
United States Treasury Bills (a)
1.886%, due 8/9/18	63,594,000	63,567,785
1.891%, due 8/16/18	298,971,000	298,740,584
1.901%, due 8/30/18	2,418,000	2,414,348
1.905%, due 8/23/18	63,182,000	63,110,473

Total Treasury Debt (Cost $427,833,190)		427,833,190

Total Investments (Amortized Cost $918,388,063)	100.0%	918,388,063
Other Assets, Less Liabilities	(0.0)‡	(432,159)
Net Assets	100.0%	$917,955,904

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Interest rate shown represents yield to maturity.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Government Agency Debt	$—	$490,554,873	$—	$490,554,873
Treasury Debt	—	427,833,190	—	427,833,190
Total Short-Term Investments	—	918,388,063	—	918,388,063
Total Investments in Securities	$—	$918,388,063	$—	$918,388,063

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2018 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees of the MainStay Funds Trust (the "Board") adopted procedures establishing methodologies for the valuation of each Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the "Subcommittee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate. The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Fund.

To assess the appropriateness of security valuations, the Manager, the Subadvisor(s) or the Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

"Fair value" is defined as the price that a Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of July 31, 2018, the aggregate value by input level of each Fund's assets and liabilities is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2018, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of July 31, 2018, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of July 31, 2018, no foreign equity securities held by the Funds were fair valued in such a manner.

Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities, rights, warrants and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities, and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation of each Fund's Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

MainStay MacKay Short Duration High Yield Fund

Asset Class	Fair Value at 7/31/18*	Valuation Technique	Unobservable Inputs	Range
Convertible Bond (1)	$2,157,235	Market Approach	Estimated Enterprise Value	$1,001.9m - $1,148.7m

Corporate Bonds (1)	9,525,977	Income Approach	Estimated Yield to Maturity	15.10%
			Spread Adjustment	3.28%

Common Stocks (1)	791,093	Market Approach	Estimated Enterprise Value	$1,001.9m - $1,148.7m
			Estimated Volatility	20.00%
	$12,474,305

* The table above does not include certain Level 3 investments that were valued by brokers without adjustment. As of July 31, 2018, the value of these investments was $13,840,160. The inputs for this investment were not readily available or cannot be reasonably estimated.

A fund security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or the Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or the Subadvisor(s) determine the liquidity of a Fund's investments; in doing so, the Manager or the Subadvisor(s) may consider various factors, including: (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each Fund's investments, as shown in their respective accompanying Portfolio of Investments, was determined as of July 31, 2018 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of July 31, 2018, securities deemed to be illiquid under procedures approved by the Board are shown in the Portfolio of Investments.

Investments in Affiliates (in 000s) During the period ended July 31, 2018, purchases and sales transactions, income earned from investments and shares held of investment companies managed by New York Life Investments or its affiliates were as follows:

MainStay Candriam Emerging Markets Equity Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$4,690	$(3,389)	$—	$—	$1,301	$2	$—	1,301

MainStay Conservative Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales		Change in Unrealized Appreciation/ Depreciation		Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE Europe ETF	$7,048	$103	$(7,132)	$398		$(417)		$—	$55		$—	—
IQ 50 Percent Hedged FTSE International ETF	12,355	17,397	(6,906)	(223)		(4)		22,619	588		—	1,061
IQ Chaikin U.S. Large Cap ETF	—	24,115	(5,004)	(158)		525		19,478	112		—	749
IQ Chaikin U.S. Small Cap ETF	2,901	9,797	(574)	(19)		387		12,492	39		—	432
IQ Enhanced Core Bond U.S. ETF	22,202	2,219	(7,002)	(402)		(719)		16,298	370		—	876
IQ Enhanced Core Plus Bond U.S. ETF	7	—	(7)	(0	)(a)	(0	)(a)	—	0	(a)	—	—
IQ Global Resources ETF	3,146	2,323	(24)	(0	)(a)	(63)		5,382	—		—	198
IQ S&P High Yield Low Volatility Bond ETF	5,932	1,078	(602)	(31)		(296)		6,081	195		—	251
MainStay Absolute Return Multi-Strategy Fund Class I	27,387	1,103	(12,929)	(639)		(1,249)		13,673	501		225	1,448
MainStay Candriam Emerging Markets Equity Fund Class I	—	12,821	(12,803)	(18)		—		—	1		—	—
MainStay Candriam Emerging Markets Equity Fund Class R6	—	13,061	(2,426)	(90)		(927)		9,618	—		—	1,031
MainStay Cushing MLP Premier Fund Class I	2,838	335	(522)	(126)		494		3,019	234		—	240
MainStay Cushing Renaissance Advantage Fund Class I	12,515	1,139	(5,686)	460		701		9,129	189		—	427
MainStay Epoch Capital Growth Fund Class I	3,979	183	(239)	17		218		4,158	27		115	313
MainStay Epoch Global Choice Fund Class I	10,937	428	(747)	71		(48)		10,641	69		338	484
MainStay Epoch International Choice Fund Class I	7,604	2,026	(449)	1		(20)		9,162	102		—	254
MainStay Epoch U.S. All Cap Fund Class I	12,571	1,627	(11,766)	217		(2,649)		—	17		1,330	—
MainStay Epoch U.S. All Cap Fund Class R6	—	9,017	(1,335)	89		1,745		9,516	—		—	324
MainStay Epoch U.S. Equity Yield Fund Class I	9,490	1,995	(10,416)	(44)		(1,025)		—	55		321	—
MainStay Epoch U.S. Equity Yield Fund Class R6	—	11,720	(241)	(25)		1,159		12,613	138		—	770
MainStay Epoch U.S. Small Cap Fund Class I	22,575	2,389	(3,508)	233		(300)		21,389	—		1,786	657
MainStay Floating Rate Fund Class I	31,553	911	(9,382)	(29)		(80)		22,973	948		—	2,468
MainStay Indexed Bond Fund Class I	50,644	69,946	(6,727)	(423)		(2,072)		111,368	1,360		191	10,844
MainStay Large Cap Growth Fund Class I	10,444	1,385	(9,741)	2,346		(4,434)		—	6		1,379	—
MainStay Large Cap Growth Fund Class R6	—	1,784	(1,298)	579		1,201		2,266	—		—	199
MainStay MAP Equity Fund Class I	15,153	2,322	(5,832)	1,222		(1,411)		11,454	97		1,342	258
MainStay MacKay Convertible Fund Class I (b)	8,316	575	(3,389)	173		(134)		5,541	100		474	311
MainStay MacKay Emerging Markets Equity Fund Class I (c)	24,131	2,034	(24,201)	1,796		(3,760)		—	199		—	—
MainStay MacKay Emerging Markets Equity Fund Class R6	—	10,168	(2,501)	294		1,736		9,697	—		—	945
MainStay MacKay Growth Fund Class I (d)	5,217	362	(697)	101		452		5,435	14		193	141
MainStay MacKay High Yield Corporate Bond Fund Class I (e)	14,413	299	(13,159)	106		(1,659)		—	282		—	—
MainStay MacKay High Yield Corporate Bond Fund Class R6 (e)	—	11,817	(4,486)	286		1,002		8,619	244		—	1,536
MainStay MacKay High Yield Municipal Bond Fund Class I (f)	—	7,156	(3)	0	(a)	57		7,210	41		—	572
MainStay MacKay International Opportunities Fund Class I (g)	9,430	3,319	(539)	(19)		(750)		11,441	166		—	1,278
MainStay MacKay S&P 500 Index Fund Class I (h)	1,437	2,898	(2,351)	(75)		(31)		1,878	24		173	36
MainStay MacKay Short Duration High Yield Fund Class I (i)	9,438	429	(100)	(1)		(114)		9,652	308		—	980
MainStay MacKay Short Term Municipal Fund Class I (j)	—	19	—	—		—		19	0	(a)	—	2
MainStay MacKay Total Return Bond Fund Class I (k)	81,530	1,993	(82,626)	(231)		(666)		—	632		—	—
MainStay MacKay Total Return Bond Fund Class R6 (k)	—	69,307	(39,898)	(1,301)		(205)		27,903	570		—	2,720
MainStay MacKay U.S. Equity Opportunities Fund Class I (l)	16,614	3,773	(3,847)	166		(1,239)		15,467	486		1,828	1,513
MainStay MacKay Unconstrained Bond Fund Class I (m)	12,521	244	(12,627)	—		(138)		—	125		—	—
MainStay MacKay Unconstrained Bond Fund Class R6	—	12,992	(441)	(12)		(116)		12,423	202		—	1,425
MainStay U.S. Government Liquidity Fund	—	11,347	(3,598)	—		—		7,749	11		—	7,749
	$454,328	$329,956	$(317,761)	$4,689		$(14,849)		$456,363	$8,507		$9,695

MainStay Epoch Capital Growth Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$5,577	$(2,852)	$—	$—	$2,725	$6	—	2,725

MainStay Epoch Global Choice Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$10,376	$(7,700)	$—	$—	$2,676	$5	$—	2,676

MainStay Epoch Global Equity Yield Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$113,839	$(78,856)	$—	$—	$34,983	$75	$—	34,983

MainStay Epoch International Choice Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$52,711	$(39,216)	$—	$—	$13,495	$35	$—	13,495

MainStay Epoch U.S. All Cap Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$70,352	$(42,965)	$—	$—	$27,387	$23	$—	27,387

MainStay Epoch U.S. Equity Yield Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$18,937	$(17,974)	$—	$—	$963	$14	$—	963

MainStay Epoch U.S. Small Cap Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$37,062	$(18,995)	$—	$—	$18,067	$28	$—	18,067

MainStay Floating Rate Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay MacKay High Yield Corporate Bond Fund Class I (e)	$1,258	$—	$(7)	$—	$(28)	$1,223	$56	$—	218

MainStay Growth Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales		Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE Europe ETF	$5,524	$407	$(5,908)	$307		$(330)	$—	$45		$—	—
IQ 50 Percent Hedged FTSE International ETF	10,200	13,041	(340)	(5)		(203)	22,693	483		—	1,064
IQ Chaikin U.S. Large Cap ETF	—	25,480	(1,420)	(21)		532	24,571	95		—	944
IQ Chaikin U.S. Small Cap ETF	17,264	11,825	(903)	(32)		1,151	29,305	116		—	1,012
IQ Global Resources ETF	6,764	4,412	(127)	(1)		(114)	10,934	—		—	401
MainStay Absolute Return Multi-Strategy Fund Class I	7	—	(7)	(0	)(a)	0 (a)	—	231		—	—
MainStay Candriam Emerging Markets Equity Fund Class I	—	19,255	(19,231)	(24)		—	—	1		—	—
MainStay Candriam Emerging Markets Equity Fund Class R6	—	19,219	(2,720)	(84)		(1,441)	14,974	—		—	1,605
MainStay Cushing MLP Premier Fund Class I	2,075	1,030	(251)	(22)		314	3,146	219		—	251
MainStay Cushing Renaissance Advantage Fund Class I	21,567	705	(12,608)	867		803	11,334	256		—	531
MainStay Epoch Capital Growth Fund Class I	3,285	281	(184)	2		195	3,579	23		96	269
MainStay Epoch Global Choice Fund Class I	8,567	322	(569)	40		(14)	8,346	53		259	380
MainStay Epoch International Choice Fund Class I	23,117	1,518	(1,821)	34		(163)	22,685	310		—	629
MainStay Epoch U.S. All Cap Fund Class I	27,905	7,181	(28,840)	(1)		(6,245)	—	43		3,308	—
MainStay Epoch U.S. All Cap Fund Class R6	—	28,311	(1,770)	(78)		4,776	31,239	—		—	1,064
MainStay Epoch U.S. Equity Yield Fund Class I	28,149	5,885	(32,134)	(24)		(1,876)	—	162		952	—
MainStay Epoch U.S. Equity Yield Fund Class R6	—	40,883	(6,632)	(145)		2,220	36,326	444		—	2,218
MainStay Epoch U.S. Small Cap Fund Class I	48,423	4,619	(11,876)	1,399		(1,765)	40,800	—		3,880	1,254
MainStay Large Cap Growth Fund Class I	20,321	2,359	(17,026)	3,762		(9,416)	—	9		2,305	—
MainStay Large Cap Growth Fund Class R6	—	4,513	(4,519)	2,171		3,116	5,281	—		—	464
MainStay MAP Equity Fund Class I	38,005	4,197	(8,174)	1,041		(1,441)	33,628	262		3,608	757
MainStay MacKay Emerging Markets Equity Fund Class I (c)	33,476	2,856	(33,254)	2,596		(5,674)	—	278		—	—
MainStay MacKay Emerging Markets Equity Fund Class R6	—	14,790	(2,880)	308		2,753	14,971	—		—	1,459
MainStay MacKay Growth Fund Class I (d)	14,761	643	(1,184)	88		1,483	15,791	40		542	409
MainStay MacKay International Equity Fund Class I (n)	6,761	84	(3,196)	1,125		(643)	4,131	53		—	230
MainStay MacKay International Opportunities Fund Class I (g)	26,604	3,136	(1,199)	(32)		(1,985)	26,524	474		—	2,964
MainStay MacKay S&P 500 Index Fund Class I (h)	6,372	3,178	(6,942)	922		(1,400)	2,130	108		769	41
MainStay MacKay U.S. Equity Opportunities Fund Class I (l)	42,521	6,780	(4,913)	142		(3,034)	41,496	1,251		4,703	4,060
MainStay U.S. Government Liquidity Fund	—	1,772	(1,696)	—		—	76	0	(a)	—	76
	$391,668	$228,682	$(212,324)	$14,335		$(18,401)	$403,960	$4,956		$20,422

MainStay MacKay Emerging Markets Equity Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$4,132	$(3,694)	$—	$—	$438	$1	$—	438

MainStay MacKay Growth Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$754	$(390)	$—	$—	$364	$0	(a)	$—	364

MainStay MacKay International Opportunities Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$54,031	$(53,529)	$—	$—	$502	$25	$—	502

MainStay MacKay S&P 500 Index Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$916	$(849)	$—	$—	$67	$0	(a)	$—	67

MainStay MacKay Total Return Bond Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$103,072	$(38,317)	$—	$—	$64,755	$93	$—	64,755

MainStay MacKay U.S. Equity Opportunities Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$47,400	$(24,870)	$—	$—	$22,530	$42	$—	22,530

MainStay Moderate Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE Europe ETF	$10,615	$247	$(10,825)	$621	$(658)	$—	$84	$—	—
IQ 50 Percent Hedged FTSE International ETF	19,688	25,490	(8,391)	(335)	(102)	36,350	934	—	1,705
IQ Chaikin U.S. Large Cap ETF	—	41,148	(6,225)	(234)	922	35,611	175	—	1,369
IQ Chaikin U.S. Small Cap ETF	11,436	13,245	(880)	(23)	977	24,755	95	—	855
IQ Enhanced Core Bond U.S. ETF	5,764	3,412	(2,107)	(155)	(145)	6,769	104	—	364
IQ Enhanced Core Plus Bond U.S. ETF	29,584	7,621	(14,792)	(605)	(664)	21,144	620	—	1,103
IQ Global Resources ETF	7,700	4,632	—	—	(129)	12,203	—	—	448
IQ S&P High Yield Low Volatility Bond ETF	4,579	177	(1,984)	(88)	(129)	2,555	124	—	105
MainStay Absolute Return Multi-Strategy Fund Class I	28,136	1,135	(14,212)	(644)	(1,237)	13,178	516	230	1,396
MainStay Candriam Emerging Markets Equity Fund Class I	—	24,272	(24,249)	(23)	—	—	1	—	—
MainStay Candriam Emerging Markets Equity Fund Class R6	—	25,346	(3,805)	(129)	(1,885)	19,527	—	—	2,093
MainStay Cushing MLP Premier Fund Class I	4,498	675	(137)	(28)	284	5,292	391	—	421
MainStay Cushing Renaissance Advantage Fund Class I	21,234	1,178	(13,614)	1,059	723	10,580	235	—	495
MainStay Epoch Capital Growth Fund Class I	6,293	266	(124)	5	370	6,810	43	183	512
MainStay Epoch Global Choice Fund Class I	18,210	702	(2,359)	432	(370)	16,615	113	553	756
MainStay Epoch International Choice Fund Class I	23,754	4,318	(695)	(7)	(119)	27,251	317	—	756
MainStay Epoch U.S. All Cap Fund Class I	37,285	4,368	(32,750)	174	(9,077)	—	57	4,312	—
MainStay Epoch U.S. All Cap Fund Class R6	—	28,485	(2,770)	155	6,757	32,627	—	—	1,111
MainStay Epoch U.S. Equity Yield Fund Class I	30,920	6,308	(32,568)	35	(4,695)	—	176	1,035	—
MainStay Epoch U.S. Equity Yield Fund Class R6	—	42,027	(3,899)	18	4,978	43,124	498	—	2,633
MainStay Epoch U.S. Small Cap Fund Class I	35,527	10,234	(2,365)	57	107	43,560	—	2,846	1,339
MainStay Floating Rate Fund Class I	32,747	870	(13,927)	53	(153)	19,590	855	—	2,104
MainStay Indexed Bond Fund Class I	6,930	29,055	(4,313)	(266)	(123)	31,283	242	33	3,046
MainStay Large Cap Growth Fund Class I	25,029	2,954	(21,383)	5,856	(12,456)	—	12	2,942	—
MainStay Large Cap Growth Fund Class R6	—	4,281	(3,048)	1,608	4,484	7,325	—	—	643
MainStay MAP Equity Fund Class I	42,989	5,211	(9,174)	1,348	(1,787)	38,587	288	3,974	869
MainStay MacKay Convertible Fund Class I (b)	13,031	902	(5,449)	285	(214)	8,555	156	742	480
MainStay MacKay Emerging Markets Equity Fund Class I (c)	45,505	3,518	(45,346)	3,171	(6,848)	—	371	—	—
MainStay MacKay Emerging Markets Equity Fund Class R6	—	19,981	(3,907)	473	3,159	19,706	—	—	1,921
MainStay MacKay Growth Fund Class I (d)	15,271	933	(1,877)	155	1,451	15,933	41	555	412
MainStay MacKay High Yield Corporate Bond Fund Class I (e)	8,519	165	(7,688)	97	(1,093)	—	162	—	—
MainStay MacKay High Yield Corporate Bond Fund Class R6 (e)	—	6,550	(4,140)	271	576	3,257	107	—	581
MainStay MacKay High Yield Municipal Bond Fund Class I (f)	—	11,191	(10)	0 (a)	91	11,272	65	—	894
MainStay MacKay International Equity Fund Class I (n)	3,975	900	(3,149)	1,279	(1,003)	2,002	31	—	112
MainStay MacKay International Opportunities Fund Class I (g)	27,969	7,352	(473)	(5)	(2,310)	32,533	493	—	3,635
MainStay MacKay S&P 500 Index Fund Class I (h)	9,936	5,563	(12,810)	(590)	(234)	1,865	169	1,198	36
MainStay MacKay Short Duration High Yield Fund Class I (i)	14,803	1,044	(453)	(6)	(178)	15,210	487	—	1,544
MainStay MacKay Short Term Municipal Fund Class I (j)	—	2,007	—	—	4	2,011	4	—	210
MainStay MacKay Total Return Bond Fund Class I (k)	103,661	8,270	(111,132)	(200)	(599)	—	912	—	—
MainStay MacKay Total Return Bond Fund Class R6 (k)	—	108,610	(18,745)	(716)	(2,288)	86,861	1,100	—	8,466
MainStay MacKay U.S. Equity Opportunities Fund Class I (l)	51,372	9,277	(9,188)	360	(3,805)	48,016	1,500	5,640	4,698
MainStay MacKay Unconstrained Bond Fund Class I (m)	19,700	775	(20,231)	(4)	(240)	—	199	—	—
MainStay MacKay Unconstrained Bond Fund Class R6	—	20,754	(272)	(9)	(175)	20,298	327	—	2,328
MainStay U.S. Government Liquidity Fund	—	16,584	(3,850)	—	—	12,734	16	—	12,734
	$716,660	$512,033	$(479,316)	$13,445	$(27,833)	$734,989	$12,020	$24,243

MainStay Moderate Growth Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales		Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE Europe ETF	$10,740	$361	$(11,066)	$603		$(638)	$—	$86	$—	—
IQ 50 Percent Hedged FTSE International ETF	20,003	27,525	(9,585)	(401)		(116)	37,426	973	—	1,755
IQ Chaikin U.S. Large Cap ETF	—	47,578	(6,490)	(245)		997	41,840	187	—	1,608
IQ Chaikin U.S. Small Cap ETF	22,117	17,324	(859)	(28)		1,519	40,073	154	—	1,384
IQ Enhanced Core Plus Bond U.S. ETF	6,672	9,234	(9,577)	(344)		38	6,023	110	—	314
IQ Global Resources ETF	10,292	7,280	—	—		(184)	17,388	—	—	638
IQ S&P High Yield Low Volatility Bond ETF	4,998	194	(2,568)	(113)		(122)	2,389	130	—	99
MainStay Absolute Return Multi-Strategy Fund Class I	13,937	919	(9,262)	(468)		(476)	4,650	254	113	493
MainStay Candriam Emerging Markets Equity Fund Class I	—	29,071	(29,043)	(28)		—	—	1	—	—
MainStay Candriam Emerging Markets Equity Fund Class R6	—	30,144	(3,516)	(121)		(2,380)	24,127	—	—	2,586
MainStay Cushing MLP Premier Fund Class I	4,541	550	(691)	(136)		735	4,999	384	—	398
MainStay Cushing Renaissance Advantage Fund Class I	32,896	1,402	(24,943)	2,459		466	12,280	309	—	575
MainStay Epoch Capital Growth Fund Class I	6,085	351	(20)	(0	)(a)	366	6,782	41	177	510
MainStay Epoch Global Choice Fund Class I	17,660	847	(313)	22		30	18,246	111	541	830
MainStay Epoch International Choice Fund Class I	35,892	4,845	(572)	(21)		(155)	39,989	483	—	1,109
MainStay Epoch U.S. All Cap Fund Class I	40,948	4,911	(36,335)	34		(9,558)	—	64	4,847	—
MainStay Epoch U.S. All Cap Fund Class R6	—	35,671	(5,470)	148		7,207	37,556	—	—	1,279
MainStay Epoch U.S. Equity Yield Fund Class I	33,873	10,896	(41,720)	0	(a)	(3,049)	—	196	1,153	—
MainStay Epoch U.S. Equity Yield Fund Class R6	—	60,186	(1,120)	(44)		3,665	62,687	668	—	3,827
MainStay Epoch U.S. Small Cap Fund Class I	76,309	12,312	(3,795)	168		(163)	84,831	—	6,117	2,607
MainStay Floating Rate Fund Class I	33,145	1,906	(18,293)	128		(219)	16,667	803	—	1,790
MainStay Indexed Bond Fund Class I	—	6,890	(6,917)	27		—	—	13	—	—
MainStay Large Cap Growth Fund Class I	38,626	4,636	(34,590)	8,175		(16,847)	—	17	4,538	—
MainStay Large Cap Growth Fund Class R6	—	7,068	(7,469)	3,322		4,310	7,231	—	—	635
MainStay MAP Equity Fund Class I	61,499	6,981	(13,383)	1,877		(2,622)	54,352	431	5,947	1,224
MainStay MacKay Convertible Fund Class I (b)	13,227	977	(4,971)	251		(177)	9,307	161	754	522
MainStay MacKay Emerging Markets Equity Fund Class I (c)	54,274	3,641	(53,632)	3,700		(7,983)	—	447	—	—
MainStay MacKay Emerging Markets Equity Fund Class R6	—	24,155	(4,006)	486		3,643	24,278	—	—	2,366
MainStay MacKay Growth Fund Class I (d)	19,210	755	(2,075)	178		1,863	19,931	52	703	516
MainStay MacKay High Yield Corporate Bond Fund Class I (e)	8,583	328	(8,251)	91		(751)	—	164	—	—
MainStay MacKay High Yield Corporate Bond Fund Class R6 (e)	—	6,892	(4,950)	323		188	2,453	90	—	437
MainStay MacKay High Yield Municipal Bond Fund Class I (f)	—	11,894	(66)	0	(a)	95	11,923	69	—	946
MainStay MacKay International Equity Fund Class I (n)	9,385	131	(1,745)	584		191	8,546	74	—	477
MainStay MacKay International Opportunities Fund Class I (g)	41,411	9,709	(859)	(71)		(3,309)	46,881	741	—	5,238
MainStay MacKay S&P 500 Index Fund Class I (h)	5,948	5,213	(7,201)	194		(629)	3,525	101	717	68
MainStay MacKay Short Duration High Yield Fund Class I (i)	15,258	1,969	(920)	(12)		(182)	16,113	512	—	1,636
MainStay MacKay Short Term Municipal Fund Class I (j)	—	4,306	—	—		2	4,308	4	—	451
MainStay MacKay Total Return Bond Fund Class I (k)	7,161	2,720	(9,677)	(84)		(120)	—	74	—	—
MainStay MacKay Total Return Bond Fund Class R6 (k)	—	13,315	(6,802)	(104)		(7)	6,402	73	—	624
MainStay MacKay U.S. Equity Opportunities Fund Class I (l)	68,566	14,123	(13,867)	261		(5,012)	64,071	2,019	7,592	6,269
MainStay MacKay Unconstrained Bond Fund Class I (m)	20,163	779	(20,953)	—		11	—	204	—	—
MainStay MacKay Unconstrained Bond Fund Class R6	—	22,127	(457)	(24)		(429)	21,217	340	—	2,433
MainStay U.S. Government Liquidity Fund	—	17,490	(4,329)	—		—	13,161	17	—	13,161
	$733,419	$469,606	$(422,358)	$20,787		$(29,802)	$771,652	$10,557	$33,199

MainStay Retirement 2010 Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales		Net Realized Gain/(Loss) on sales		Change in Unrealized Appreciation/ Depreciation		Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE Europe ETF	$569	$26	$(596)		$35		$(34)		$—	$4		$—	—
IQ 50 Percent Hedged FTSE International ETF	1,017	1,331	(766)		(16)		1		1,567	42		—	73
IQ Chaikin U.S. Large Cap ETF	—	2,983	(585)		(21)		61		2,438	15		—	94
IQ Chaikin U.S. Small Cap ETF	1,155	1,032	(317)		(3)		89		1,956	8		—	68
IQ Enhanced Core Bond U.S. ETF	1,796	578	(688)		(40)		(54)		1,592	33		—	86
IQ Enhanced Core Plus Bond U.S. ETF	3	—	(0	)(a)	(0	)(a)	(0	)(a)	3	0	(a)	—	0	(o)
IQ Global Resources ETF	195	134	(14)		1		(4)		312	—		—	11
IQ S&P High Yield Low Volatility Bond ETF	543	19	(152)		(7)		(19)		384	15		—	16
MainStay Epoch International Choice Fund Class I	49	2	(48)		18		(16)		5	1		—	0	(o)
MainStay Epoch International Small Cap Fund Class I	579	173	(655)		35		(132)		—	14		94	—
MainStay Epoch U.S. All Cap Fund Class I	1,292	140	(1,059)		70		(443)		—	2		137	—
MainStay Epoch U.S. All Cap Fund Class R6	—	875	(247)		53		255		936	—		—	32
MainStay Epoch U.S. Equity Yield Fund Class I	751	33	(677)		19		(126)		—	4		25	—
MainStay Epoch U.S. Equity Yield Fund Class R6	—	591	(58)		1		107		641	7		—	39
MainStay Floating Rate Fund Class I	634	12	(577)		8		(9)		68	8		—	7
MainStay Indexed Bond Fund Class I	6,420	2,392	(1,035)		(55)		(201)		7,521	126		21	732
MainStay Large Cap Growth Fund Class I	1,053	254	(881)		2		(428)		—	1		143	—
MainStay Large Cap Growth Fund Class R6	—	841	(255)		27		453		1,066	—		—	94
MainStay MAP Equity Fund Class I	957	94	(712)		223		(247)		315	6		81	7
MainStay MacKay Common Stock Fund Class I	1,182	23	(784)		386		(304)		503	10		—	18
MainStay MacKay Convertible Fund Class I (b)	676	58	(328)		18		(16)		408	8		38	23
MainStay MacKay Growth Fund Class I (d)	1,096	105	(321)		46		63		989	3		39	26
MainStay MacKay High Yield Corporate Bond Fund Class I (e)	864	18	(802)		3		(83)		—	17		—	—
MainStay MacKay High Yield Corporate Bond Fund Class R6 (e)	—	771	(291)		18		46		544	16		—	97
MainStay MacKay High Yield Municipal Bond Fund Class I (f)	—	583	(12)		0	(a)	4		575	3		—	46
MainStay MacKay S&P 500 Index Fund Class I (h)	861	120	(665)		224		(268)		272	14		100	5
MainStay MacKay Short Duration High Yield Fund Class I (i)	857	48	(90)		(1)		(9)		805	27		—	82
MainStay MacKay Short Term Municipal Fund Class I (j)	—	126	—		—		0	(a)	126	0	(a)	—	13
MainStay MacKay Total Return Bond Fund Class I (k)	9,316	560	(9,775)		(12)		(89)		—	80		—	—
MainStay MacKay Total Return Bond Fund Class R6 (k)	—	9,378	(2,052)		(68)		(161)		7,097	95		—	692
MainStay U.S. Government Liquidity Fund	—	1,368	(817)		—		—		551	1		—	551
	$31,865	$24,668	$(25,259)		$964		$(1,564)		$30,674	$560		$678

MainStay Retirement 2020 Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales		Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE Europe ETF	$1,839	$52	$(1,886)	$124		$(129)	$—	$15	$—	—
IQ 50 Percent Hedged FTSE International ETF	3,252	5,035	(2,394)	(78)		(4)	5,811	155	—	273
IQ Chaikin U.S. Large Cap ETF	—	10,638	(1,936)	(69)		179	8,812	54	—	339
IQ Chaikin U.S. Small Cap ETF	5,303	2,636	(828)	(7)		312	7,416	31	—	256
IQ Enhanced Core Bond U.S. ETF	5,176	1,950	(1,468)	(82)		(200)	5,376	104	—	289
IQ Enhanced Core Plus Bond U.S. ETF	866	6	(764)	(24)		(12)	72	11	—	4
IQ Global Resources ETF	1,024	731	(13)	(0	)(a)	(17)	1,725	—	—	63
IQ S&P High Yield Low Volatility Bond ETF	804	35	(520)	(23)		(15)	281	21	—	12
MainStay Epoch International Choice Fund Class I	4,615	1,005	(384)	1		(13)	5,224	62	—	145
MainStay Epoch International Small Cap Fund Class I	2,991	792	(3,268)	487		(1,002)	—	68	493	—
MainStay Epoch U.S. All Cap Fund Class I	7,373	882	(6,068)	204		(2,391)	—	11	853	—
MainStay Epoch U.S. All Cap Fund Class R6	—	4,953	(1,079)	186		1,592	5,652	—	—	192
MainStay Epoch U.S. Equity Yield Fund Class I	4,526	209	(4,130)	48		(653)	—	26	153	—
MainStay Epoch U.S. Equity Yield Fund Class R6	—	3,987	(154)	1		610	4,444	50	—	271
MainStay Floating Rate Fund Class I	1,446	15	(1,370)	10		(12)	89	7	—	10
MainStay Indexed Bond Fund Class I	5,174	5,407	(1,041)	(54)		(161)	9,325	114	17	908
MainStay Large Cap Growth Fund Class I	3,662	2,797	(4,805)	23		(1,677)	—	2	509	—
MainStay Large Cap Growth Fund Class R6	—	5,158	(1,034)	38		2,092	6,254	—	—	549
MainStay MAP Equity Fund Class I	6,397	801	(3,543)	922		(1,085)	3,492	44	612	79
MainStay MacKay Common Stock Fund Class I	7,634	246	(4,391)	1,891		(1,261)	4,119	77	—	151
MainStay MacKay Convertible Fund Class I (b)	2,180	187	(1,037)	61		(48)	1,343	26	123	75
MainStay MacKay Growth Fund Class I (d)	3,050	136	(550)	72		243	2,951	8	111	76
MainStay MacKay High Yield Corporate Bond Fund Class I (e)	1,285	46	(1,221)	(0	)(a)	(110)	—	26	—	—
MainStay MacKay High Yield Corporate Bond Fund Class R6 (e)	—	1,248	(988)	48		33	341	19	—	61
MainStay MacKay High Yield Municipal Bond Fund Class I (f)	—	1,908	(33)	0	(a)	15	1,890	11	—	150
MainStay MacKay International Equity Fund Class I (n)	671	186	(584)	228		(189)	312	5	—	17
MainStay MacKay S&P 500 Index Fund Class I (h)	4,811	762	(1,711)	372		(583)	3,651	81	574	71
MainStay MacKay Short Duration High Yield Fund Class I (i)	2,766	204	(105)	(1)		(33)	2,831	91	—	287
MainStay MacKay Short Term Municipal Fund Class I (j)	—	761	(3)	0	(a)	2	760	1	—	79
MainStay MacKay Total Return Bond Fund Class I (k)	26,625	3,359	(29,716)	(39)		(229)	—	238	—	—
MainStay MacKay Total Return Bond Fund Class R6 (k)	—	29,387	(7,232)	(255)		(463)	21,437	292	—	2,089
MainStay U.S. Government Liquidity Fund	—	3,734	(1,989)	—		—	1,745	3	—	1,745
	$103,470	$89,253	$(86,245)	$4,084		$(5,209)	$105,353	$1,653	$3,445

MainStay Retirement 2030 Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales		Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE Europe ETF	$3,543	$241	$(3,775)	$232		$(241)	$—	$29	$—	—
IQ 50 Percent Hedged FTSE International ETF	6,580	10,231	(3,210)	(126)		(25)	13,450	341	—	631
IQ Chaikin U.S. Large Cap ETF	—	22,595	(2,129)	(84)		288	20,670	118	—	794
IQ Chaikin U.S. Small Cap ETF	10,557	8,338	(569)	2		773	19,101	71	—	660
IQ Enhanced Core Plus Bond U.S. ETF	11,699	3,453	(3,667)	(162)		(355)	10,968	248	—	572
IQ Global Resources ETF	2,727	2,194	(49)	4		(53)	4,823	—	—	177
IQ S&P High Yield Low Volatility Bond ETF	1,704	111	(1,127)	(53)		(29)	606	46	—	25
MainStay Epoch International Choice Fund Class I	14,189	2,668	(536)	4		(41)	16,284	191	—	452
MainStay Epoch International Small Cap Fund Class I	7,522	1,995	(8,232)	894		(2,179)	—	171	1,234	—
MainStay Epoch U.S. All Cap Fund Class I	21,174	2,765	(18,682)	99		(5,356)	—	32	2,464	—
MainStay Epoch U.S. All Cap Fund Class R6	—	19,563	(2,815)	167		3,958	20,873	—	—	711
MainStay Epoch U.S. Equity Yield Fund Class I	13,199	724	(12,629)	(11)		(1,283)	—	76	450	—
MainStay Epoch U.S. Equity Yield Fund Class R6	—	12,924	(158)	(19)		1,260	14,007	161	—	855
MainStay Floating Rate Fund Class I	4,133	130	(3,720)	29		(38)	534	56	—	57
MainStay Indexed Bond Fund Class I	—	3,117	(1,572)	8		(9)	1,544	6	—	150
MainStay Large Cap Growth Fund Class I	9,207	6,229	(11,953)	(7)		(3,476)	—	5	1,310	—
MainStay Large Cap Growth Fund Class R6	—	14,595	(1,357)	46		4,672	17,956	—	—	1,576
MainStay MAP Equity Fund Class I	18,833	2,337	(9,310)	1,511		(1,915)	11,456	129	1,776	258
MainStay MacKay Common Stock Fund Class I	21,847	616	(13,184)	4,156		(2,262)	11,173	233	—	411
MainStay MacKay Convertible Fund Class I (b)	4,354	370	(1,685)	87		(61)	3,065	54	248	172
MainStay MacKay Growth Fund Class I (d)	6,845	281	(414)	35		707	7,454	19	256	193
MainStay MacKay High Yield Corporate Bond Fund Class I (e)	2,652	124	(2,516)	(0	)(a)	(260)	—	55	—	—
MainStay MacKay High Yield Corporate Bond Fund Class R6 (e)	—	2,597	(2,172)	138		60	623	38	—	111
MainStay MacKay High Yield Municipal Bond Fund Class I (f)	—	4,411	(30)	0	(a)	33	4,414	24	—	350
MainStay MacKay International Equity Fund Class I (n)	3,430	127	(821)	195		85	3,016	27	—	168
MainStay MacKay S&P 500 Index Fund Class I (h)	12,468	1,956	(2,275)	169		(620)	11,698	212	1,500	226
MainStay MacKay Short Duration High Yield Fund Class I (i)	5,558	913	(151)	(2)		(71)	6,247	195	—	634
MainStay MacKay Short Term Municipal Fund Class I (j)	—	792	—	—		2	794	2	—	83
MainStay MacKay Total Return Bond Fund Class I (k)	27,429	8,576	(35,601)	(46)		(358)	—	271	—	—
MainStay MacKay Total Return Bond Fund Class R6 (k)	—	38,944	(7,273)	(237)		(535)	30,899	376	—	3,012
MainStay U.S. Government Liquidity Fund	—	7,132	(2,028)	—		—	5,104	7	—	5,104
	$209,650	$181,049	$(153,640)	$7,029		$(7,329)	$236,759	$3,193	$9,238

MainStay Retirement 2040 Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales		Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE Europe ETF	$3,016	$260	$(3,266)	$166		$(176)	$—	$25		$—	—
IQ 50 Percent Hedged FTSE International ETF	5,485	8,797	(2,764)	(115)		(18)	11,385	289		—	534
IQ Chaikin U.S. Large Cap ETF	—	21,180	(1,899)	(74)		339	19,546	115		—	751
IQ Chaikin U.S. Small Cap ETF	10,399	12,967	(693)	(17)		730	23,386	75		—	808
IQ Enhanced Core Plus Bond U.S. ETF	4,595	2,784	(3,076)	(130)		(111)	4,062	102		—	212
IQ Global Resources ETF	2,757	2,386	(5)	(0	)(a)	(51)	5,087	—		—	187
IQ S&P High Yield Low Volatility Bond ETF	391	30	(55)	(2)		(17)	347	12		—	14
MainStay Epoch International Choice Fund Class I	15,613	3,580	(392)	(9)		(48)	18,744	212		—	520
MainStay Epoch International Small Cap Fund Class I	7,445	2,006	(8,140)	706		(2,017)	—	171		1,250	—
MainStay Epoch U.S. All Cap Fund Class I	18,589	2,951	(17,334)	9		(4,215)	—	29		2,206	—
MainStay Epoch U.S. All Cap Fund Class R6	—	19,612	(2,743)	27		3,235	20,131	—		—	685
MainStay Epoch U.S. Equity Yield Fund Class I	12,738	947	(12,862)	(6)		(817)	—	73		435	—
MainStay Epoch U.S. Equity Yield Fund Class R6	—	14,521	(38)	(5)		840	15,318	169		—	935
MainStay Floating Rate Fund Class I	3,510	224	(2,767)	9		(17)	959	50		—	103
MainStay Indexed Bond Fund Class I	—	1,350	(1,357)	7		—	—	3		—	—
MainStay Large Cap Growth Fund Class I	13,531	4,931	(14,699)	4		(3,767)	—	8		1,900	—
MainStay Large Cap Growth Fund Class R6	—	16,312	(1,901)	128		4,703	19,242	—		—	1,689
MainStay MAP Equity Fund Class I	16,682	2,569	(8,544)	956		(1,265)	10,398	117		1,617	234
MainStay MacKay Common Stock Fund Class I	18,964	1,170	(10,870)	3,123		(1,351)	11,036	216		—	406
MainStay MacKay Convertible Fund Class I (b)	3,627	493	(1,457)	64		(41)	2,686	46		211	151
MainStay MacKay Growth Fund Class I (d)	5,582	341	(246)	17		600	6,294	15		207	163
MainStay MacKay High Yield Corporate Bond Fund Class I (e)	712	67	(706)	(0	)(a)	(73)	—	15		—	—
MainStay MacKay High Yield Corporate Bond Fund Class R6 (e)	—	731	(118)	(2)		60	671	18		—	120
MainStay MacKay High Yield Municipal Bond Fund Class I (f)	—	3,929	(20)	0	(a)	29	3,938	21		—	312
MainStay MacKay International Equity Fund Class I (n)	4,567	238	(832)	163		222	4,358	36		—	243
MainStay MacKay S&P 500 Index Fund Class I (h)	11,179	2,051	(1,726)	60		(433)	11,131	190		1,350	215
MainStay MacKay Short Duration High Yield Fund Class I (i)	4,668	941	(2,748)	(8)		(52)	2,801	143		—	284
MainStay MacKay Short Term Municipal Fund Class I (j)	—	35	—	—		0 (a)	35	0	(a)	—	4
MainStay MacKay Total Return Bond Fund Class I (k)	4,918	1,672	(6,465)	(23)		(102)	—	49		—	—
MainStay MacKay Total Return Bond Fund Class R6 (k)	—	7,479	(1,565)	(40)		(48)	5,826	66		—	568
MainStay U.S. Government Liquidity Fund	—	7,392	(2,663)	—		—	4,729	7		—	4,729
	$168,968	$143,946	$(111,951)	$5,008		$(3,861)	$202,110	$2,272		$9,176

MainStay Retirement 2050 Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales		Change in Unrealized Appreciation/ Depreciation	Value, End of Period		Dividend Income		Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE Europe ETF	$1,659	$202	$(1,856)	$102		$(107)	$—		$14		$—	—
IQ 50 Percent Hedged FTSE International ETF	2,966	4,884	(1,838)	(71)		(5)	5,936		151		—	278
IQ Chaikin U.S. Large Cap ETF	—	13,188	(1,103)	(44)		235	12,276		68		—	472
IQ Chaikin U.S. Small Cap ETF	5,831	8,613	(1,141)	(25)		410	13,688		41		—	473
IQ Enhanced Core Plus Bond U.S. ETF	620	900	(1,245)	(34)		(2)	239		10		—	12
IQ Global Resources ETF	1,520	1,682	(53)	(2)		(52)	3,095		—		—	114
MainStay Epoch International Choice Fund Class I	9,351	2,459	(398)	(15)		(33)	11,364		128		—	315
MainStay Epoch International Small Cap Fund Class I	4,297	1,253	(4,778)	402		(1,174)	—		99		736	—
MainStay Epoch U.S. All Cap Fund Class I	10,066	1,786	(9,317)	(2)		(2,533)	—		16		1,197	—
MainStay Epoch U.S. All Cap Fund Class R6	—	9,757	(902)	(4)		2,037	10,888		—		—	371
MainStay Epoch U.S. Equity Yield Fund Class I	6,212	1,391	(7,192)	(8)		(403)	—		36		214	—
MainStay Epoch U.S. Equity Yield Fund Class R6	—	7,775	(44)	(5)		425	8,151		91		—	498
MainStay Floating Rate Fund Class I	1,264	11	(1,239)	7		(8)	35		3		—	4
MainStay Indexed Bond Fund Class I	—	737	(741)	4		—	—		1		—	—
MainStay Large Cap Growth Fund Class I	12,650	2,224	(11,879)	21		(3,016)	—		7		1,781	—
MainStay Large Cap Growth Fund Class R6	—	12,107	(3,084)	351		3,267	12,641		—		—	1,110
MainStay MAP Equity Fund Class I	8,537	1,644	(3,594)	299		(456)	6,430		61		835	145
MainStay MacKay Common Stock Fund Class I	9,787	991	(4,091)	1,496		(566)	7,617		110		—	280
MainStay MacKay Convertible Fund Class I (b)	1,960	1,011	(1,531)	89		(77)	1,452		25		113	81
MainStay MacKay Growth Fund Class I (d)	3,153	676	(214)	9		330	3,954		9		118	102
MainStay MacKay High Yield Corporate Bond Fund Class I (e)	9	1	(10)	1		(1)	—		0	(a)	—	—
MainStay MacKay High Yield Corporate Bond Fund Class R6 (e)	—	3	(3)	0	(a)	0 (a)	0	(a)	0	(a)	—	0	(o)
MainStay MacKay High Yield Municipal Bond Fund Class I (f)	—	2,047	(2)	0	(a)	15	2,060		11		—	163
MainStay MacKay International Equity Fund Class I (n)	2,846	188	(485)	51		196	2,796		23		—	156
MainStay MacKay S&P 500 Index Fund Class I (h)	5,244	1,181	(931)	25		(179)	5,340		90		638	103
MainStay MacKay Short Duration High Yield Fund Class I (i)	1,902	263	(1,804)	36		(53)	344		40		—	35
MainStay MacKay Short Term Municipal Fund Class I (j)	—	1	—	—		0 (a)	1		0	(a)	—	0	(o)
MainStay MacKay Total Return Bond Fund Class I (k)	724	553	(1,248)	(13)		(16)	—		7		—	—
MainStay MacKay Total Return Bond Fund Class R6 (k)	—	289	(19)	(0	)(a)	(2)	268		3		—	26
MainStay U.S. Government Liquidity Fund	—	3,134	(612)	—		—	2,522		4		—	2,522
	$90,598	$80,951	$(61,354)	$2,670		$(1,768)	$111,097		$1,048		$5,632

MainStay Retirement 2060 Fund
Affiliated Investment Companies	Value, Beginning of Period		Purchases at Cost		Proceeds from Sales		Net Realized Gain/(Loss) on sales		Change in Unrealized Appreciation/ Depreciation		Value, End of Period		Dividend Income		Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE Europe ETF	$123		$21		$(144)		$7		$(7)		$—		$1		$—	—
IQ 50 Percent Hedged FTSE International ETF	221		393		(115)		(5)		(3)		491		12		—	23
IQ Chaikin U.S. Large Cap ETF	—		1,226		(111)		(5)		20		1,130		5		—	43
IQ Chaikin U.S. Small Cap ETF	349		605		(19)		(1)		32		966		3		—	33
IQ Enhanced Core Plus Bond U.S. ETF	5		—		(4)		(0	)(a)	(0	)(a)	1		0	(a)	—	0	(o)
IQ Global Resources ETF	120		145		(0	)(a)	(0	)(a)	(5)		260		—		—	10
MainStay Epoch International Choice Fund Class I	807		281		(25)		(1)		(5)		1,057		11		—	29
MainStay Epoch International Small Cap Fund Class I	358		100		(395)		16		(79)		—		8		60	—
MainStay Epoch U.S. All Cap Fund Class I	930		152		(862)		1		(221)		—		1		108	—
MainStay Epoch U.S. All Cap Fund Class R6	—		914		(63)		(0	)(a)	178		1,029		—		—	35
MainStay Epoch U.S. Equity Yield Fund Class I	553		80		(611)		(0	)(a)	(22)		—		3		19	—
MainStay Epoch U.S. Equity Yield Fund Class R6	—		692		(19)		(1)		23		695		8		—	42
MainStay Floating Rate Fund Class I	48		0	(a)	(48)		0	(a)	(0	)(a)	—		0	(a)	—	—
MainStay Indexed Bond Fund Class I	—		0	(a)	(0	)(a)	—		—		—		0	(a)	—	—
MainStay Large Cap Growth Fund Class I	1,147		195		(1,103)		1		(240)		—		1		160	—
MainStay Large Cap Growth Fund Class R6	—		1,127		(256)		35		268		1,174		—		—	103
MainStay MAP Equity Fund Class I	632		148		(278)		20		(30)		492		4		62	11
MainStay MacKay Common Stock Fund Class I	737		105		(194)		18		57		723		8		—	27
MainStay MacKay Convertible Fund Class I (b)	146		13		(153)		2		(8)		0	(a)	1		8	0	(o)
MainStay MacKay Growth Fund Class I (d)	211		51		(14)		1		23		272		1		8	7
MainStay MacKay High Yield Corporate Bond Fund Class I (e)	0	(a)	0	(a)	(0	)(a)	0	(a)	(0	)(a)	—		0	(a)	—	—
MainStay MacKay International Equity Fund Class I (n)	264		49		(53)		6		17		283		2		—	16
MainStay MacKay S&P 500 Index Fund Class I (h)	283		75		(11)		(1)		(7)		339		5		35	7
MainStay MacKay Short Duration High Yield Fund Class I (i)	29		1		(30)		(0	)(a)	0	(a)	0	(a)	1		—	0	(o)
MainStay MacKay Total Return Bond Fund Class I (k)	1		0	(a)	(1)		0	(a)	(0	)(a)	—		0	(a)	—	—
MainStay MacKay Total Return Bond Fund Class R6 (k)	—		1		(0	)(a)	(0	)(a)	(0	)(a)	1		0	(a)	—	0	(o)
MainStay U.S. Government Liquidity Fund	—		329		(118)		—		—		211		1		—	211
	$6,964		$6,703		$(4,627)		$93		$(9)		$9,124		$76		$460

(a) Less than $500.

(b) Prior to February 28, 2018, known as MainStay Convertible Fund Class I.

(c) Prior to February 28, 2018, known as MainStay Emerging Markets Equity Fund Class I.

(d) Prior to February 28, 2018, known as MainStay Cornerstone Growth Fund Class I.

(e) Prior to February 28, 2018, known as MainStay High Yield Corporate Bond Fund Class I and Class R6, respectively.

(f) Prior to February 28, 2018, known as MainStay High Yield Municipal Bond Fund Class I.

(g) Prior to February 28, 2018, known as MainStay International Opportunities Fund Class I.

(h) Prior to February 28, 2018, known as MainStay S&P 500 Index Fund Class I.

(i) Prior to February 28, 2018, known as MainStay Short Duration High Yield Fund Class I.

(j) Prior to May 22, 2018, known as MainStay Mackay Tax Advantaged Short Term Bond Fund Class I and prior to February 28, 2018, known as MainStay Tax Advantaged Short Term Bond Fund Class I.

(k) Prior to February 28, 2018, known as MainStay Total Return Bond Fund Class I and Class R6, respectively.

(l) Prior to February 28, 2018, known as MainStay U.S. Equity Opportunities Fund Class I.

(m) Prior to February 28, 2018, known as MainStay Unconstrained Bond Fund Class I.

(n) Prior to February 28, 2018, known as MainStay International Equity Fund Class I.

(o) Less than 500 shares.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	September 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	September 25, 2018

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:	September 25, 2018